UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices) (Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

(617) 747-9500

Date of Fiscal Year End: March 31, 2014

Date of Reporting Period: September 30, 2013

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Mercer Funds™

Semi-Annual Report

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Mercer Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer US Short Maturity Fixed Income Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2013

MERCER FUNDS

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Aerospace & Defense — 1.0%

17,764	Boeing Co. (The)	2,087,270
16,150	United Technologies Corp.	1,741,293

		3,828,563

	Agriculture — 4.0%

104,962	Monsanto Co.	10,954,884
47,721	Philip Morris International, Inc.	4,132,161

		15,087,045

	Airlines — 0.2%

29,900	Delta Air Lines, Inc.	705,341

	Apparel — 1.9%

80,708	NIKE, Inc. Class B	5,862,629
7,700	Ralph Lauren Corp.	1,268,421

		7,131,050

	Auto Parts & Equipment — 0.4%

13,500	BorgWarner, Inc.	1,368,765

	Banks — 0.5%

42,934	Wells Fargo & Co.	1,774,033

	Beverages — 1.9%

21,016	Anheuser-Busch InBev NV, ADR	2,084,787
135,444	Coca-Cola Co. (The)	5,130,619

		7,215,406

	Biotechnology — 5.0%

32,100	Alexion Pharmaceuticals, Inc.*	3,728,736
14,600	Amgen, Inc.	1,634,324
24,864	Biogen Idec, Inc.*	5,986,257
16,300	Celgene Corp.*	2,509,059
11,048	Illumina, Inc.* ‡	893,010
9,915	Regeneron Pharmaceuticals, Inc.*	3,102,106
12,914	Vertex Pharmaceuticals, Inc.*	979,139

		18,832,631

	Chemicals — 1.5%

13,464	Agrium, Inc.‡	1,131,380
26,496	Ecolab, Inc.	2,616,745
10,392	Sherwin-Williams Co. (The)	1,893,214

		5,641,339

	Commercial Services — 4.3%

16,082	Alliance Data Systems Corp.*	3,400,861

See accompanying Notes to the Financial Statements.	1

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — continued

2,335	Mastercard, Inc. Class A	1,570,941
59,652	Visa, Inc. Class A	11,399,497

		16,371,299

	Computers — 4.2%

25,428	Apple, Inc.	12,122,799
14,300	Cognizant Technology Solutions Corp. Class A*	1,174,316
8,259	International Business Machines Corp.	1,529,401
16,319	SanDisk Corp.	971,144

		15,797,660

	Cosmetics & Personal Care — 0.8%

15,400	Estee Lauder Cos. (The), Inc. Class A	1,076,460
27,957	Procter & Gamble Co. (The)	2,113,270

		3,189,730

	Distribution & Wholesale — 0.6%

24,007	Fastenal Co.	1,206,352
4,200	W.W. Grainger, Inc.	1,099,182

		2,305,534

	Diversified Financial Services — 2.7%

34,126	American Express Co.	2,577,196
6,320	BlackRock, Inc.	1,710,318
39,000	Charles Schwab Corp. (The)	824,460
11,235	IntercontinentalExchange, Inc.*	2,038,254
9,400	JPMorgan Chase & Co.	485,886
53,800	Morgan Stanley	1,449,910
14,468	T. Rowe Price Group, Inc.	1,040,683

		10,126,707

	Electric — 0.4%

24,793	Dominion Resources, Inc.	1,549,067

	Food — 1.3%

41,023	Kraft Foods Group, Inc. Class A	2,151,246
32,999	Unilever NV	1,244,722
26,967	Whole Foods Market, Inc.	1,577,570

		4,973,538

	Health Care - Products — 1.6%

16,436	Edwards Lifesciences Corp.*	1,144,439
4,200	Intuitive Surgical, Inc.*	1,580,334
26,582	Johnson & Johnson	2,304,394
13,977	Varian Medical Systems, Inc.*	1,044,501

		6,073,668

2	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 0.9%

15,168	DaVita HealthCare Partners, Inc.*	863,059
33,303	UnitedHealth Group, Inc.	2,384,828

		3,247,887

	Insurance — 1.0%

25,442	American International Group, Inc.	1,237,244
33,156	Aon Plc	2,468,133

		3,705,377

	Internet — 16.7%

42,536	Amazon.Com, Inc.*	13,298,455
33,700	Baidu, Inc., Sponsored ADR*	5,229,566
21,112	Check Point Software Technologies, Ltd.*	1,194,095
92,644	eBay, Inc.*	5,168,609
10,300	F5 Networks, Inc.*	883,328
136,775	Facebook, Inc. Class A*	6,871,576
20,079	Google, Inc. Class A*	17,587,397
6,675	LinkedIn Corp. Class A*	1,642,450
9,605	priceline.com, Inc.*	9,710,175
25,300	Splunk, Inc.*	1,519,012

		63,104,663

	Lodging — 1.0%

38,500	Las Vegas Sands Corp.	2,557,170
6,700	Wynn Resorts, Ltd.	1,058,667

		3,615,837

	Machinery - Diversified — 0.1%

4,635	Rockwell Automation, Inc.	495,667

	Media — 3.3%

23,000	CBS Corp. Class B	1,268,680
52,430	Comcast Corp. Class A	2,367,215
15,182	Discovery Communications, Inc. Class A*	1,281,664
13,400	Liberty Global Plc*	1,063,290
280,500	Sirius XM Radio, Inc.	1,085,535
78,449	Twenty-First Century Fox, Inc.	2,628,041
43,508	Walt Disney Co. (The)	2,805,831

		12,500,256

	Metal Fabricate & Hardware — 1.4%

23,658	Precision Castparts Corp.	5,376,044

	Miscellaneous - Manufacturing — 3.1%

83,579	Danaher Corp.	5,793,696
23,795	Eaton Corp. Plc	1,638,048
90,434	General Electric Co.	2,160,468

See accompanying Notes to the Financial Statements.	3

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — continued

23,746	Honeywell International, Inc.	1,971,868

		11,564,080

	Oil & Gas — 2.3%

16,400	Noble Energy, Inc.	1,098,964
19,148	Occidental Petroleum Corp.	1,791,104
5,700	Pioneer Natural Resources Co.	1,076,160
37,007	Range Resources Corp.	2,808,461
55,900	Southwestern Energy Co.*	2,033,642

		8,808,331

	Oil & Gas Services — 3.7%

38,969	Cameron International Corp.*	2,274,620
53,400	FMC Technologies, Inc.*	2,959,428
25,600	National Oilwell Varco, Inc.	1,999,616
77,727	Schlumberger, Ltd.	6,867,958

		14,101,622

	Pharmaceuticals — 4.6%

37,170	Allergan, Inc.	3,362,027
27,388	BioMarin Pharmaceutical, Inc.*	1,977,961
43,811	Bristol-Myers Squibb Co.	2,027,573
29,323	Express Scripts Holding Co.*	1,811,575
71,560	Gilead Sciences, Inc.*	4,496,830
11,130	Perrigo Co.	1,373,219
36,081	Pfizer, Inc.	1,035,886
39,900	Zoetis, Inc.	1,241,688

		17,326,759

	Pipelines — 0.6%

63,296	Kinder Morgan, Inc.	2,251,439

	REITS — 0.4%

19,600	American Tower Corp. REIT	1,452,948

	Retail — 12.0%

13,583	Bed Bath & Beyond, Inc.*	1,050,781
20,800	Best Buy Co., Inc.	780,000
8,700	Chipotle Mexican Grill, Inc.*	3,729,690
25,534	Costco Wholesale Corp.	2,939,474
83,266	CVS Caremark Corp.	4,725,346
26,100	Dollar General Corp.*	1,473,606
23,980	Family Dollar Stores, Inc.	1,727,040
16,879	Home Depot, Inc. (The)	1,280,272
47,244	Lowe’s Cos., Inc.	2,249,287
27,336	Lululemon Athletica, Inc.* ‡	1,997,988
18,662	McDonald’s Corp.	1,795,471
31,856	Michael Kors Holdings, Ltd.*	2,373,909
16,652	Nordstrom, Inc.	935,842

4	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

8,544	O’Reilly Automotive, Inc.*	1,090,129
4,099	Panera Bread Co. Class A*	649,815
31,264	Ross Stores, Inc.	2,276,019
103,586	Starbucks Corp.	7,973,014
37,200	Ulta Salon Cosmetics & Fragrance, Inc.*	4,443,912
24,089	Wal-Mart Stores, Inc.	1,781,622

		45,273,217

	Semiconductors — 3.5%

55,700	Applied Materials, Inc.	976,978
84,600	ARM Holdings Plc, Sponsored ADR	4,070,952
59,371	ASML Holding NV, ADR	5,863,480
27,800	NXP Semiconductor NV*	1,034,438
32,433	Texas Instruments, Inc.	1,306,077

		13,251,925

	Software — 6.3%

14,600	athenahealth, Inc.* ‡	1,584,976
20,850	Automatic Data Processing, Inc.	1,509,123
63,300	Cerner Corp.*	3,326,415
23,663	Informatica Corp.*	922,147
148,066	Microsoft Corp.	4,932,079
39,137	Oracle Corp.	1,298,174
164,000	Salesforce.com, Inc.*	8,513,240
10,200	ServiceNow, Inc.*	529,890
12,000	VMware, Inc. Class A*	970,800

		23,586,844

	Telecommunications — 2.8%

21,931	Crown Castle International Corp.*	1,601,621
60,219	Juniper Networks, Inc.*	1,195,949
56,016	QUALCOMM, Inc.	3,773,238
16,600	SBA Communications Corp. Class A*	1,335,636
60,147	Verizon Communications, Inc.	2,806,459

		10,712,903

	Transportation — 2.7%

15,266	FedEx Corp.	1,742,003
54,085	Union Pacific Corp.	8,401,564

		10,143,567

	TOTAL COMMON STOCKS (COST $282,322,225)	372,490,742

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.5%

	Bank Deposit — 1.0%

3,963,574	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	3,963,574

See accompanying Notes to the Financial Statements.	5

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)		Description	Value ($)

		Securities Lending Collateral — 1.5%

5,634,917		State Street Navigator Securities Lending Prime Portfolio***	5,634,917

		TOTAL SHORT-TERM INVESTMENTS (COST $9,598,491)	9,598,491

		TOTAL INVESTMENTS — 101.2% (Cost $291,920,716)	382,089,233

		Other Assets and Liabilities (net) — (1.2)%	(4,543,081)

		NET ASSETS — 100.0%	$377,546,152

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

6	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.7
Short-Term Investments	2.5
Other Assets and Liabilities (net)	(1.2)

100.0%

See accompanying Notes to the Financial Statements.	7

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Advertising — 0.4%

23,174	Omnicom Group, Inc.	1,470,159

	Aerospace & Defense — 2.3%

29,433	L-3 Communications Holdings, Inc.	2,781,418
7,470	Lockheed Martin Corp.	952,799
32,288	Northrop Grumman Corp.	3,075,755
15,515	Raytheon Co.	1,195,741
6,496	Rockwell Collins, Inc.	440,819

		8,446,532

	Agriculture — 0.4%

12,580	Archer-Daniels-Midland Co.	463,447
16,894	Lorillard, Inc.	756,513
7,903	Reynolds American, Inc.	385,509

		1,605,469

	Airlines — 1.2%

145,620	Delta Air Lines, Inc.	3,435,176
55,900	US Airways Group, Inc.*	1,059,864

		4,495,040

	Auto Manufacturers — 1.6%

86,527	General Motors Co.*	3,112,376
22,200	Toyota Motor Corp., Sponsored ADR	2,842,266

		5,954,642

	Auto Parts & Equipment — 1.1%

8,500	Delphi Automotive Plc	496,570
57,420	Johnson Controls, Inc.	2,382,930
19,050	Lear Corp.	1,363,409

		4,242,909

	Banks — 6.8%

463,630	Bank of America Corp.	6,398,094
26,925	BB&T Corp.	908,719
38,210	Capital One Financial Corp.	2,626,555
26,730	Comerica, Inc.	1,050,756
111,365	Fifth Third Bancorp	2,009,025
15,120	PNC Financial Services Group, Inc.	1,095,444
19,580	State Street Corp.	1,287,385
49,300	SunTrust Banks, Inc.	1,598,306
199,167	Wells Fargo & Co.	8,229,581

		25,203,865

	Beverages — 1.3%

100,287	Coca-Cola Enterprises, Inc.	4,032,540

8	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Beverages — continued

7,650	PepsiCo, Inc.	608,175

		4,640,715

	Biotechnology — 0.8%

27,543	Amgen, Inc.	3,083,163

	Building Materials — 0.1%

3,860	Martin Marietta Materials, Inc.	378,936

	Chemicals — 0.8%

43,500	Dow Chemical Co. (The)	1,670,400
17,370	LyondellBasell Industries NV Class A	1,272,005

		2,942,405

	Commercial Services — 2.2%

28,464	H&R Block, Inc.	758,850
108,460	Hertz Global Holdings, Inc.*	2,403,474
27,695	McKesson Corp.	3,553,268
81,601	Western Union Co. (The)	1,522,675

		8,238,267

	Computers — 3.8%

4,980	Apple, Inc.	2,374,215
107,285	Brocade Communications Systems, Inc.*	863,644
43,340	EMC Corp.	1,107,770
31,220	NetApp, Inc.	1,330,596
8,060	SanDisk Corp.	479,651
130,794	Seagate Technology Plc	5,720,930
36,022	Western Digital Corp.	2,283,795

		14,160,601

	Cosmetics & Personal Care — 0.1%

20,260	Avon Products, Inc.	417,356

	Diversified Financial Services — 11.9%

56,397	Ameriprise Financial, Inc.	5,136,639
65,154	Berkshire Hathaway, Inc. Class B*	7,395,630
52,200	Blackstone Group (The), LP	1,299,258
48,400	Charles Schwab Corp. (The)	1,023,176
165,683	Citigroup, Inc.	8,037,282
30,105	Discover Financial Services	1,521,507
17,510	Goldman Sachs Group, Inc. (The)	2,770,257
14,550	Invesco, Ltd.	464,145
204,927	JPMorgan Chase & Co.	10,592,677
56,800	KKR & Co., LP	1,168,944
35,060	Morgan Stanley	944,867
124,481	SLM Corp.	3,099,577
41,460	TD Ameritrade Holding Corp.	1,085,423

		44,539,382

See accompanying Notes to the Financial Statements.	9

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Electric — 1.1%

72,890	AES Corp.	968,708
21,335	FirstEnergy Corp.	777,661
11,130	NextEra Energy, Inc.	892,181
52,010	NRG Energy, Inc.	1,421,433

		4,059,983

	Electronics — 0.3%

4,450	Agilent Technologies, Inc.	228,062
14,497	TE Connectivity, Ltd.	750,655

		978,717

	Food — 1.6%

55,618	Koninklijke Ahold NV, Sponsored ADR	961,079
102,735	Kroger Co. (The)	4,144,330
25,675	Tyson Foods, Inc. Class A	726,089

		5,831,498

	Forest Products & Paper — 0.2%

15,150	International Paper Co.	678,720

	Health Care - Products — 2.0%

11,730	Baxter International, Inc.	770,544
1,738	Becton Dickinson and Co.	173,835
17,360	Covidien Plc	1,057,918
55,869	Johnson & Johnson	4,843,283
13,328	St. Jude Medical, Inc.	714,914

		7,560,494

	Health Care - Services — 2.0%

18,705	Aetna, Inc.	1,197,494
10,950	Humana, Inc.	1,021,964
11,310	Quest Diagnostics, Inc.	698,845
44,420	UnitedHealth Group, Inc.	3,180,916
16,000	WellPoint, Inc.	1,337,760

		7,436,979

	Insurance — 6.2%

25,535	ACE, Ltd.	2,389,054
14,495	Allstate Corp. (The)	732,722
25,940	American International Group, Inc.	1,261,462
10,235	Axis Capital Holdings, Ltd.	443,278
11,000	Chubb Corp. (The)	981,860
40,370	Cigna Corp.	3,102,838
29,340	Hartford Financial Services Group, Inc.	913,061
31,070	ING US, Inc.	907,555
69,405	Lincoln National Corp.	2,914,316
128,505	MetLife, Inc.	6,033,310
11,260	Prudential Financial, Inc.	878,055

10	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

7,323	Reinsurance Group of America, Inc.	490,568
16,662	Travelers Cos. (The), Inc.	1,412,438
7,672	Unum Group	233,535
12,750	Validus Holdings, Ltd.	471,495

		23,165,547

	Internet — 1.2%

16,600	Check Point Software Technologies, Ltd.*	938,896
500	Google, Inc. Class A*	437,955
29,080	IAC/InterActiveCorp	1,589,804
26,500	Symantec Corp.	655,875
22,316	Yahoo!, Inc.*	739,998

		4,362,528

	Iron & Steel — 0.2%

8,800	Reliance Steel & Aluminum Co.	644,776

	Leisure Time — 0.2%

25,380	Carnival Corp.	828,403

	Lodging — 0.5%

6,658	Wyndham Worldwide Corp.	405,938
8,867	Wynn Resorts, Ltd.	1,401,075

		1,807,013

	Machinery - Construction & Mining — 0.6%

11,200	Caterpillar, Inc.	933,744
28,400	Joy Global, Inc.	1,449,536

		2,383,280

	Machinery - Diversified — 1.4%

15,585	AGCO Corp.	941,646
18,670	Cummins, Inc.	2,480,683
29,582	Flowserve Corp.	1,845,621

		5,267,950

	Media — 7.1%

16,501	British Sky Broadcasting Group Plc, Sponsored ADR	935,607
17,670	CBS Corp. Class B	974,677
73,156	Comcast Corp. Class A	3,302,993
52,825	DIRECTV*	3,156,294
29,320	Gannett Co., Inc.	785,483
16,755	Liberty Global Plc Series C*	1,263,830
14,974	Liberty Media Corp. - Capital Series A*	2,203,424
62,400	News Corp. Class A*	1,002,144
14,620	Time Warner Cable, Inc.	1,631,592
55,957	Time Warner, Inc.	3,682,530
20,570	Twenty-First Century Fox, Inc.	689,095

See accompanying Notes to the Financial Statements.	11

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Media — continued

60,424	Viacom, Inc. Class B	5,050,238
28,860	Walt Disney Co. (The)	1,861,181

		26,539,088

	Mining — 0.1%

8,090	Vulcan Materials Co.	419,143

	Miscellaneous - Manufacturing — 2.9%

12,170	Dover Corp.	1,093,231
18,700	Eaton Corp. Plc	1,287,308
173,590	General Electric Co.	4,147,065
25,230	Honeywell International, Inc.	2,095,099
7,765	Parker Hannifin Corp.	844,211
7,045	Siemens AG, Sponsored ADR	848,993
16,048	Tyco International, Ltd.	561,359

		10,877,266

	Office & Business Equipment — 0.7%

26,100	Pitney Bowes, Inc.‡	474,759
215,804	Xerox Corp.	2,220,623

		2,695,382

	Oil & Gas — 10.8%

12,400	Anadarko Petroleum Corp.	1,153,076
38,790	Apache Corp.	3,302,580
98,068	BP Plc, Sponsored ADR	4,121,798
37,170	Chevron Corp.	4,516,155
32,016	ConocoPhillips	2,225,432
43,395	ENI Spa, Sponsored ADR‡	1,997,472
7,599	EOG Resources, Inc.	1,286,359
47,240	Exxon Mobil Corp.	4,064,529
27,000	Hess Corp.	2,088,180
22,275	Marathon Oil Corp.	776,952
3,212	Marathon Petroleum Corp.	206,596
97,657	Occidental Petroleum Corp.	9,134,836
38,880	Phillips 66	2,248,042
36,906	Royal Dutch Shell Plc, ADR	2,423,986
19,810	Transocean, Ltd.	881,545

		40,427,538

	Oil & Gas Services — 1.5%

16,390	Cameron International Corp.*	956,685
70,215	Halliburton Co.	3,380,852
14,520	Schlumberger, Ltd.	1,282,987

		5,620,524

12	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 0.5%

23,810	Crown Holdings, Inc.*	1,006,687
8,975	Rock-Tenn Co. Class A	908,898

		1,915,585

	Pharmaceuticals — 7.1%

27,385	AbbVie, Inc.	1,224,931
33,909	AmerisourceBergen Corp.	2,071,840
49,707	AstraZeneca Plc, Sponsored ADR	2,581,285
14,680	Eli Lilly & Co.	738,844
22,200	Express Scripts Holding Co.*	1,371,516
27,100	GlaxoSmithKline Plc, Sponsored ADR	1,359,607
79,560	Merck & Co., Inc.	3,787,852
3,025	Mylan, Inc.*	115,464
12,700	Novartis AG, ADR	974,217
24,145	Omnicare, Inc.	1,340,047
331,003	Pfizer, Inc.	9,503,096
31,390	Sanofi, ADR	1,589,276

		26,657,975

	REITS — 0.8%

35,400	American Homes 4 Rent Class A REIT*	571,710
15,485	Equity Residential REIT	829,531
55,700	Hatteras Financial Corp. REIT	1,042,147
67,600	Two Harbors Investment Corp. REIT	656,396

		3,099,784

	Retail — 5.1%

11,840	Bed Bath & Beyond, Inc.*	915,942
21,800	Best Buy Co., Inc.	817,500
50,910	CVS Caremark Corp.	2,889,143
11,700	Dillard’s, Inc. Class A	916,110
8,412	Gap, Inc. (The)	338,835
72,860	Kohl’s Corp.	3,770,505
57,289	Lowe’s Cos., Inc.	2,727,529
33,835	Macy’s, Inc.	1,464,041
22,351	O’Reilly Automotive, Inc.*	2,851,764
5,520	PVH Corp.	655,169
24,100	Wal-Mart Stores, Inc.	1,782,436

		19,128,974

	Semiconductors — 2.6%

177,717	Applied Materials, Inc.	3,117,156
11,960	Avago Technologies, Ltd.	515,715
7,345	Lam Research Corp.*	375,991
54,050	LSI Corp.	422,671
37,450	Micron Technology, Inc.*	654,252
58,523	NVIDIA Corp.	910,618
101,450	ON Semiconductor Corp.*	740,585

See accompanying Notes to the Financial Statements.	13

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — continued

53,150	Texas Instruments, Inc.	2,140,350
20,580	Xilinx, Inc.	964,379

		9,841,717

	Software — 2.2%

127,400	Activision Blizzard, Inc.	2,123,758
75,096	CA, Inc.	2,228,098
96,915	Microsoft Corp.	3,228,239
14,490	Oracle Corp.	480,633

		8,060,728

	Telecommunications — 4.3%

66,809	AT&T, Inc.	2,259,480
900	China Mobile, Ltd., Sponsored ADR	50,787
265,880	Cisco Systems, Inc.	6,226,910
39,963	Motorola Solutions, Inc.	2,373,003
65,154	Nippon Telegraph & Telephone Corp., ADR	1,697,913
132,846	Orange SA, Sponsored ADR	1,661,903
26,330	QUALCOMM, Inc.	1,773,589

		16,043,585

	Transportation — 1.0%

14,620	FedEx Corp.	1,668,288
14,880	Norfolk Southern Corp.	1,150,968
8,725	United Parcel Service, Inc. Class B	797,203

		3,616,459

	TOTAL COMMON STOCKS (COST $293,208,437)	369,769,077

	INVESTMENT COMPANY — 0.1%

	Unaffiliated Fund — 0.1%

2,370	iShares Russell 1000 Value Index Fund	204,294

	TOTAL INVESTMENT COMPANY (COST $210,647)	204,294

	PREFERRED STOCK — 0.3%

	Auto Manufacturers — 0.3%

24,850	General Motors Co., 4.75%	1,246,228

	TOTAL PREFERRED STOCK (COST $968,960)	1,246,228

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.5%

	Bank Deposit — 0.8%

3,048,818	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	3,048,818

14	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)		Description	Value ($)

		Securities Lending Collateral — 0.7%

2,518,052		State Street Navigator Securities Lending Prime Portfolio***	2,518,052

		TOTAL SHORT-TERM INVESTMENTS (COST $5,566,870)	5,566,870

		TOTAL INVESTMENTS — 100.9% (Cost $299,954,914)	376,786,469

		Other Assets and Liabilities (net) — (0.9)%	(3,193,368)

		NET ASSETS — 100.0%	$373,593,101

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Financial Statements.	15

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

A summary of outstanding financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
01/09/14	JPY	Barclays Bank Plc	227,000,000	$2,315,014	$(22,825)

Currency Abbreviations

JPY	Japanese Yen

16	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	99.0
Preferred Stock	0.3
Investment Company	0.1
Forward Foreign Currency Contracts	0.0
Short-Term Investments	1.5
Other Assets and Liabilities (net)	(0.9)

100.0%

See accompanying Notes to the Financial Statements.	17

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Aerospace & Defense — 1.6%

35,050	BE Aerospace, Inc.*	2,587,391
16,700	TransDigm Group, Inc.	2,316,290
20,329	Triumph Group, Inc.	1,427,502

		6,331,183

	Apparel — 0.3%

68,879	Ascena Retail Group, Inc.*	1,372,758

	Auto Parts & Equipment — 0.2%

19,712	Dorman Products, Inc.	976,730

	Banks — 1.4%

40,150	BankUnited, Inc.	1,252,279
44,580	Comerica, Inc.	1,752,440
55,710	First Republic Bank	2,597,757

		5,602,476

	Biotechnology — 0.2%

44,456	Ariad Pharmaceuticals, Inc.*	817,990

	Building Materials — 0.6%
45,342	Boise Cascade Co.*	1,221,967
12,885	Martin Marietta Materials, Inc.	1,264,920

		2,486,887

	Chemicals — 2.5%

25,548	Axiall Corp.	965,459
14,540	Celanese Corp. Series A	767,567
26,480	Cytec Industries, Inc.	2,154,413
17,359	FMC Corp.	1,244,987
31,702	HB Fuller Co.	1,432,613
93,570	Huntsman Corp.	1,928,478
25,660	Rockwood Holdings, Inc.	1,716,654

		10,210,171

	Coal — 0.5%

53,830	Consol Energy, Inc.	1,811,379

	Commercial Services — 8.8%

58,099	Acacia Research Corp.	1,339,763
24,000	Alliance Data Systems Corp.*	5,075,280
25,595	Bright Horizons Family Solutions, Inc.*	917,069
24,920	FleetCor Technologies, Inc.*	2,745,187
83,130	Genpact, Ltd.*	1,569,494
141,168	Heartland Payment Systems, Inc.‡	5,607,193
36,798	HMS Holdings Corp.*	791,525
31,526	Huron Consulting Group, Inc.*	1,658,583
146,475	K12, Inc.* ‡	4,523,148

18	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — continued

154,150	Ritchie Bros Auctioneers, Inc.‡	3,110,747
22,730	Robert Half International, Inc.	887,152
140,780	Service Corp. International	2,621,323
74,980	Total System Services, Inc.	2,205,912
35,630	United Rentals, Inc.*	2,076,873

		35,129,249

	Computers — 2.9%

103,363	Cadence Design Systems, Inc.*	1,395,400
64,808	Fortinet, Inc.*	1,313,010
16,955	IHS, Inc. Class A*	1,935,922
145,140	j2 Global, Inc.‡	7,187,333

		11,831,665

	Distribution & Wholesale — 1.2%

24,377	Beacon Roofing Supply, Inc.*	898,780
45,590	LKQ Corp.*	1,452,497
30,980	WESCO International, Inc.*	2,370,900

		4,722,177

	Diversified Financial Services — 4.9%

47,480	Affiliated Managers Group, Inc.*	8,671,747
19,041	CBOE Holdings, Inc.	861,225
24,614	Financial Engines, Inc.	1,463,056
18,950	IntercontinentalExchange, Inc.*	3,437,909
32,008	Lazard, Ltd. Class A	1,152,928
58,080	Raymond James Financial, Inc.	2,420,194
32,820	WageWorks, Inc.*	1,655,769

		19,662,828

	Electrical Components & Equipment — 1.1%

18,418	Belden, Inc.	1,179,673
31,230	Hubbell, Inc. Class B	3,271,030

		4,450,703

	Electronics — 1.6%

26,301	Coherent, Inc.	1,616,196
153,035	Gentex Corp.	3,916,166
26,484	Woodward, Inc.	1,081,342

		6,613,704

	Engineering & Construction — 0.3%

137,370	McDermott International, Inc.*	1,020,659

	Entertainment — 1.5%

19,766	Bally Technologies, Inc.*	1,424,338
46,832	Cinemark Holdings, Inc.	1,486,448
63,010	Manchester United Plc Class A* ‡	1,094,484
35,050	Multimedia Games Holding Co., Inc.*	1,210,977

See accompanying Notes to the Financial Statements.	19

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Entertainment — continued

17,115	Penn National Gaming, Inc.*	947,486

		6,163,733

	Environmental Control — 1.6%

31,041	Clean Harbors, Inc.*	1,820,865
100,559	Waste Connections, Inc.	4,566,384

		6,387,249

	Food — 0.4%

19,338	Hain Celestial Group (The), Inc.*	1,491,347

	Hand & Machine Tools — 0.4%

24,850	Lincoln Electric Holdings, Inc.	1,655,507

	Health Care - Products — 4.3%

150,766	ABIOMED, Inc.* ‡	2,875,108
33,470	ArthroCare Corp.*	1,190,863
65,428	DexCom, Inc.*	1,847,032
98,547	Endologix, Inc.*	1,589,563
22,990	IDEXX Laboratories, Inc.*	2,290,953
67,579	Techne Corp.	5,410,375
42,202	Thoratec Corp.*	1,573,713
24,410	Volcano Corp.*	583,887

		17,361,494

	Health Care - Services — 3.5%

55,321	Acadia Healthcare Co., Inc.* ‡	2,181,307
72,070	Community Health Systems, Inc.	2,990,905
21,360	Covance, Inc.*	1,846,786
31,182	Magellan Health Services, Inc.*	1,869,673
13,550	Mettler-Toledo International, Inc.*	3,253,219
24,482	WellCare Health Plans, Inc.*	1,707,375

		13,849,265

	Home Builders — 0.8%

1,853	NVR, Inc.*	1,703,259
71,520	Taylor Morrison Home Corp. Class A*	1,619,928

		3,323,187

	Home Furnishings — 1.2%

45,407	Harman International Industries, Inc.	3,007,305
37,730	Tempur Sealy International, Inc.*	1,658,611

		4,665,916

	Household Products & Wares — 1.3%

52,310	Jarden Corp.*	2,531,804
47,660	Scotts Miracle-Gro Co. (The) Class A	2,622,730

		5,154,534

20	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Insurance — 0.8%

13,290	Everest Re Group, Ltd.	1,932,499
113,290	Genworth Financial, Inc. Class A*	1,448,979

		3,381,478

	Internet — 4.9%

32,704	BroadSoft, Inc.*	1,178,325
49,985	CyrusOne, Inc.	948,715
38,062	HomeAway, Inc.*	1,065,736
13,360	MercadoLibre, Inc.‡	1,802,398
151,984	NIC, Inc.	3,512,350
78,650	Pandora Media, Inc.* ‡	1,976,475
39,050	Rackspace Hosting, Inc.*	2,060,278
81,480	TIBCO Software, Inc.*	2,085,073
100,950	VeriSign, Inc.*	5,137,345

		19,766,695

	Leisure Time — 1.1%

107,665	Interval Leisure Group, Inc.	2,544,124
14,004	Polaris Industries, Inc.	1,809,037

		4,353,161

	Lodging — 0.4%

23,185	Wyndham Worldwide Corp.	1,413,589

	Machinery - Construction & Mining — 0.3%

39,579	Terex Corp.*	1,329,854

	Machinery - Diversified — 1.5%

79,950	Graco, Inc.	5,921,097

	Media — 0.4%

37,850	Nexstar Broadcasting Group, Inc. Class A	1,684,514

	Metal Fabricate & Hardware — 0.5%

33,140	Timken Co. (The)	2,001,656

	Miscellaneous - Manufacturing — 0.4%

40,704	Hexcel Corp.*	1,579,315

	Oil & Gas — 3.8%

69,238	Bill Barrett Corp.* ‡	1,738,566
105,300	Denbury Resources, Inc.*	1,938,573
287,469	Magnum Hunter Resources Corp.* ‡	1,773,684
27,933	Oasis Petroleum, Inc.*	1,372,348
47,260	QEP Resources, Inc.	1,308,630
87,210	Rowan Cos. Plc Class A*	3,202,351
92,960	Tesoro Corp.	4,088,381

		15,422,533

See accompanying Notes to the Financial Statements.	21

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas Services — 1.9%

44,400	Core Laboratories NV	7,512,924

	Packaging & Containers — 1.1%

36,780	Crown Holdings, Inc.*	1,555,059
48,670	Packaging Corp. of America	2,778,570

		4,333,629

	Pharmaceuticals — 4.6%

98,489	ACADIA Pharmaceuticals, Inc.* ‡	2,705,493
93,250	Alkermes Plc*	3,135,065
47,590	Cubist Pharmaceuticals, Inc.*	3,024,344
23,840	Medivation, Inc.*	1,428,970
20,100	Perrigo Co.	2,479,938
21,333	Sirona Dental Systems, Inc.*	1,427,818
107,070	ViroPharma, Inc.*	4,207,851

		18,409,479

	Real Estate — 0.4%

18,500	Jones Lang Lasalle, Inc.	1,615,050

	REITS — 1.1%

123,200	CommonWealth REIT	2,699,312
71,930	Starwood Property Trust, Inc. REIT	1,724,162

		4,423,474

	Retail — 11.2%

84,060	Arcos Dorados Holdings, Inc.‡	996,111
23,400	Asbury Automotive Group, Inc.*	1,244,880
88,520	Best Buy Co., Inc.	3,319,500
47,180	Brinker International, Inc.	1,912,205
21,106	Childrens Place Retail Stores (The), Inc.*	1,221,193
25,236	Dick’s Sporting Goods, Inc.	1,347,098
76,700	DineEquity, Inc.	5,292,300
27,600	Dunkin’ Brands Group, Inc.	1,249,176
15,946	First Cash Financial Services, Inc.*	924,071
44,714	Foot Locker, Inc.	1,517,593
55,839	Francesca’s Holdings Corp.* ‡	1,040,839
22,880	GNC Holdings, Inc. Class A	1,249,934
17,001	Papa John’s International, Inc.	1,188,030
30,303	Red Robin Gourmet Burgers, Inc.*	2,154,543
15,730	Restoration Hardware Holdings, Inc.*	996,496
140,525	Sally Beauty Holdings, Inc.*	3,676,134
33,690	Signet Jewelers, Ltd.	2,413,889
26,380	Tractor Supply Co.	1,771,945
24,124	Ulta Salon Cosmetics & Fragrance, Inc.*	2,881,853
115,050	Urban Outfitters, Inc.*	4,230,388
75,509	Williams-Sonoma, Inc.	4,243,606

		44,871,784

22	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — 3.4%

185,603	Atmel Corp.*	1,380,886
53,870	Avago Technologies, Ltd.	2,322,874
62,070	Ceva, Inc.*	1,070,708
16,800	Lam Research Corp.*	859,992
24,000	Mellanox Technologies, Ltd.*	911,040
50,290	NXP Semiconductor NV*	1,871,291
29,844	Semtech Corp.*	895,022
77,250	Skyworks Solutions, Inc.*	1,918,890
78,550	Teradyne, Inc.*	1,297,646
39,237	Ultratech, Inc.*	1,188,881

		13,717,230

	Software — 11.0%

100,180	Allscripts Healthcare Solutions, Inc.*	1,489,677
18,425	athenahealth, Inc.* ‡	2,000,218
113,092	Blackbaud, Inc.	4,415,112
16,538	Commvault Systems, Inc.*	1,452,533
15,990	Concur Technologies, Inc.* ‡	1,766,895
30,962	EPAM Systems, Inc.*	1,068,189
36,492	Imperva, Inc.*	1,533,394
32,532	Infoblox, Inc.*	1,360,488
90,367	Informatica Corp.*	3,521,602
115,862	Jive Software, Inc.* ‡	1,448,275
155,075	MSCI, Inc. Class A*	6,243,319
136,930	Nuance Communications, Inc.*	2,559,906
41,262	Proofpoint, Inc.*	1,325,335
123,194	QLIK Technologies, Inc.*	4,218,163
35,368	ServiceNow, Inc.*	1,837,368
50,829	SS&C Technologies Holdings, Inc.*	1,936,585
55,521	Synchronoss Technologies, Inc.*	2,113,129
169,575	VeriFone Systems, Inc.*	3,876,484

		44,166,672

	Telecommunications — 3.2%

94,330	Allot Communications, Ltd.* ‡	1,191,388
117,900	NeuStar, Inc. Class A*	5,833,692
70,975	SBA Communications Corp. Class A*	5,710,648

		12,735,728

	Transportation — 2.8%

108,325	Expeditors International of Washington, Inc.	4,772,800
15,228	Genesee & Wyoming, Inc. Class A*	1,415,747
39,470	HUB Group, Inc. Class A*	1,548,408
46,900	Landstar System, Inc.	2,625,462
41,940	XPO Logistics, Inc.*	908,840

		11,271,257

	TOTAL COMMON STOCKS (COST $321,070,645)	393,003,910

See accompanying Notes to the Financial Statements.	23

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 9.4%

		Bank Deposit — 1.7%

7,071,861		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	7,071,861

		Securities Lending Collateral — 7.7%

30,930,277		State Street Navigator Securities Lending Prime Portfolio***	30,930,277

		TOTAL SHORT-TERM INVESTMENTS (COST $38,002,138)	38,002,138

		TOTAL INVESTMENTS — 107.3% (Cost $359,072,783)	431,006,048

		Other Assets and Liabilities (net) — (7.3)%	(29,492,248)

		NET ASSETS — 100.0%	$401,513,800

		Notes to Schedule of Investments:

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

24	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.9
Short-Term Investments	9.4
Other Assets and Liabilities (net)	(7.3)

100.0%

See accompanying Notes to the Financial Statements.	25

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.1%

	Advertising — 0.0%

2,000	MDC Partners, Inc. Class A	55,960

	Aerospace & Defense — 1.2%

18,700	AAR Corp.	511,071
9,625	Alliant Techsystems, Inc.	939,015
10,900	Astronics Corp.*	541,839
37,802	Exelis, Inc.	593,870
92,091	Orbital Sciences Corp.*	1,950,487

		4,536,282

	Agriculture — 0.3%

12,894	Andersons (The), Inc.	901,291
1,907	Universal Corp.‡	97,123

		998,414

	Airlines — 0.4%

3,450	Alaska Air Group, Inc.	216,039
19,722	Republic Airways Holdings, Inc.*	234,692
16,965	SkyWest, Inc.	246,332
39,600	US Airways Group, Inc.*	750,816

		1,447,879

	Apparel — 0.7%

79,980	Ascena Retail Group, Inc.*	1,594,001
29,021	Guess?, Inc.	866,277
3,165	Perry Ellis International, Inc.	59,629

		2,519,907

	Auto Manufacturers — 0.2%

16,976	Oshkosh Corp.*	831,484

	Auto Parts & Equipment — 1.2%

11,943	Lear Corp.	854,761
12,386	Meritor, Inc.*	97,354
19,250	Modine Manufacturing Co.*	281,627
6,901	Standard Motor Products, Inc.	221,936
36,126	TRW Automotive Holdings Corp.*	2,576,145
8,925	Visteon Corp.*	675,087

		4,706,910

	Banks — 6.0%

43,947	Associated Banc-Corp.	680,739
17,161	Banco Latinoamericano de Comercio Exterior SA	427,652
4,400	Banner Corp.	167,904
9,988	BOK Financial Corp.	632,740
15,900	Capital Bank Financial Corp. Class A*	349,005
10,400	Cardinal Financial Corp.	171,912

26	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

5,359	Chemical Financial Corp.	149,623
7,994	City Holding Co.‡	345,660
5,448	City National Corp.	363,164
10,014	Commerce Bancshares, Inc.	438,713
1,816	Cullen/Frost Bankers, Inc.‡	128,119
5,720	East-West Bancorp, Inc.	182,754
1,998	First Citizens BancShares, Inc. Class A	410,789
56,205	First Commonwealth Financial Corp.	426,596
14,600	First Interstate Bancsystem, Inc.	352,590
9,400	First Midwest Bancorp, Inc.	142,034
40,860	Fulton Financial Corp.	477,245
14,700	Hanmi Financial Corp.	243,579
334,958	Huntington Bancshares, Inc.	2,766,753
9,079	International Bancshares Corp.	196,379
80,478	KeyCorp	917,449
49,125	MB Financial, Inc.	1,387,290
18,282	National Penn Bancshares, Inc.	183,734
17,070	NBT Bancorp, Inc.	392,269
8,717	Northwest Bancshares, Inc.	115,239
9,352	Old National Bancorp	132,798
31,409	Popular, Inc.*	823,858
27,506	PrivateBancorp, Inc.	588,628
24,707	Prosperity Bancshares, Inc.	1,527,881
361,842	Regions Financial Corp.	3,350,657
36,776	Texas Capital Bancshares, Inc.*	1,690,593
1,271	UMB Financial Corp.	69,066
2,361	Umpqua Holdings Corp.‡	38,295
11,532	Webster Financial Corp.	294,412
58,005	Western Alliance Bancorp*	1,098,035
26,284	Wilshire Bancorp, Inc.	215,003
45,000	Zions Bancorp	1,233,900

		23,113,057

	Biotechnology — 0.4%

500	Bio-Rad Laboratories, Inc. Class A*	58,780
4,700	Cambrex Corp.*	62,040
3,541	Charles River Laboratories International, Inc.*	163,807
108,900	GTx, Inc.* ‡	218,889
32,625	Myriad Genetics, Inc.* ‡	766,687
8,105	QIAGEN NV*	173,447

		1,443,650

	Building Materials — 0.4%

4,230	Apogee Enterprises, Inc.	125,546
11,400	Drew Industries, Inc.	519,156
45,699	Gibraltar Industries, Inc.* ¤	651,668
16,200	Louisiana-Pacific Corp.* ‡	284,958
4,000	Ply Gem Holdings, Inc.*	55,920

		1,637,248

See accompanying Notes to the Financial Statements.	27

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 2.2%

26,150	A. Schulman, Inc.	770,379
113,240	Huntsman Corp.	2,333,877
15,244	Innophos Holdings, Inc.	804,578
9,409	Innospec, Inc.	439,024
21,748	Intrepid Potash, Inc.‡	341,009
37,751	Kraton Performance Polymers, Inc.*	739,542
26,900	Methanex Corp.	1,379,163
6,901	Minerals Technologies, Inc.	340,702
15,000	OM Group, Inc.*	506,700
6,271	Westlake Chemical Corp.	656,323

		8,311,297

	Coal — 0.8%

83,768	Alpha Natural Resources, Inc.*	499,257
34,438	Cloud Peak Energy, Inc.*	505,205
112,487	Peabody Energy Corp.	1,940,401

		2,944,863

	Commercial Services — 5.5%

32,840	Aaron’s, Inc.	909,668
8,300	Booz Allen Hamilton Holding Corp.	160,356
181,316	Career Education Corp.*	500,432
68,839	Convergys Corp.	1,290,731
22,700	CoreLogic, Inc.*	614,035
93,562	Corinthian Colleges, Inc.* ‡	204,901
15,200	Corrections Corp. of America	525,160
26,045	Euronet Worldwide, Inc.*	1,036,591
68,009	Geo Group (The), Inc.	2,261,299
27,018	Heartland Payment Systems, Inc.‡	1,073,155
11,239	ICF International, Inc.*	397,973
31,233	Insperity, Inc.	1,174,361
12,700	Ituran Location and Control, Ltd.	234,315
11,500	Kelly Services, Inc. Class A	223,905
12,051	Kforce, Inc.	213,182
27,140	Korn/Ferry International*	580,796
33,900	Manpower, Inc.	2,465,886
12,925	Multi-Color Corp.	438,545
5,902	Navigant Consulting, Inc.*	91,245
37,368	Rent-A-Center, Inc.	1,423,721
20,797	Resources Connection, Inc.	282,215
11,100	RPX Corp.*	194,583
35,820	Service Corp. International	666,968
41,268	Standard Parking Corp.*	1,109,697
21,046	Stewart Enterprises, Inc. Class A	276,544
26,085	Total System Services, Inc.	767,421
12,451	Towers Watson & Co. Class A	1,331,759
26,109	Viad Corp.¤	651,420

		21,100,864

28	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Computers — 1.2%

100,879	Brocade Communications Systems, Inc.*	812,076
26,515	DST Systems, Inc.	1,999,496
88,300	Hutchinson Technology, Inc.* ‡	307,284
7,388	j2 Global, Inc.‡	365,854
21,400	Spansion, Inc. Class A*	215,926
21,652	Sykes Enterprises, Inc.*	387,787
21,883	Unisys Corp.*	551,233

		4,639,656

	Cosmetics & Personal Care — 1.1%

64,276	Elizabeth Arden, Inc.*	2,373,070
58,689	Inter Parfums, Inc.	1,760,083

		4,133,153

	Distribution & Wholesale — 0.8%

5,539	Core-Mark Holding Co., Inc.	368,011
50,525	Owens & Minor, Inc.‡	1,747,660
4,631	Tech Data Corp.*	231,133
10,915	WESCO International, Inc.*	835,325

		3,182,129

	Diversified Financial Services — 2.5%

69,700	AerCap Holdings NV*	1,356,362
14,100	Arlington Asset Investment Corp. Class A	335,298
41,202	Eaton Vance Corp.	1,599,874
17,025	Evercore Partners, Inc. Class A	838,141
61,381	Investment Technology Group, Inc.*	964,909
38,975	Nationstar Mortgage Holdings, Inc.* ‡	2,191,564
13,490	Nelnet, Inc. Class A	518,690
12,350	Outerwall, Inc.* ‡	617,376
14,437	Piper Jaffray Cos.*	495,045
6,356	Raymond James Financial, Inc.	264,855
10,500	Waddell & Reed Financial, Inc. Class A	540,540

		9,722,654

	Electric — 2.5%

38,225	Ameren Corp.	1,331,759
18,537	Avista Corp.	489,377
41,819	Cleco Corp.	1,875,164
71,281	CMS Energy Corp.	1,876,116
2,906	El Paso Electric Co.	97,060
17,800	EnerNOC, Inc.*	266,822
5,266	MGE Energy, Inc.	287,260
24,331	NRG Energy, Inc.	664,966
18,900	NV Energy, Inc.	446,229
1,634	OGE Energy Corp.	58,971
20,884	Otter Tail Corp.	576,398
16,600	Pike Electric Corp.	187,912

See accompanying Notes to the Financial Statements.	29

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Electric — continued

13,348	Pinnacle West Capital Corp.	730,670
5,781	PNM Resources, Inc.	130,824
16,085	Portland General Electric Co.	454,080

		9,473,608

	Electrical Components & Equipment — 1.0%

22,571	Advanced Energy Industries, Inc.*	395,444
999	Energizer Holdings, Inc.	91,059
18,559	EnerSys	1,125,232
44,250	Generac Holdings, Inc.	1,886,820
10,300	Molex, Inc.	396,756

		3,895,311

	Electronics — 2.9%

48,150	Avnet, Inc.	2,008,336
4,631	AVX Corp.	60,805
73,775	Checkpoint Systems, Inc.*	1,232,043
38,640	Coherent, Inc.	2,374,428
18,232	Cubic Corp.	978,694
34,785	Daktronics, Inc.	389,244
19,960	Dolby Laboratories, Inc. Class A‡	688,820
46,129	Sanmina Corp.*	806,796
96,475	Stoneridge, Inc.*	1,042,895
130,251	Vishay Intertechnology, Inc.*	1,678,935
12,500	Zagg, Inc.*	56,250

		11,317,246

	Energy - Alternate Sources — 0.6%

16,253	First Solar, Inc.*	653,533
32,875	FutureFuel Corp.	590,435
63,100	Green Plains Renewable Energy, Inc.	1,012,755

		2,256,723

	Engineering & Construction — 1.7%

72,133	AECOM Technology Corp.*	2,255,599
11,819	Dycom Industries, Inc.*	330,814
41,275	Emcor Group, Inc.	1,615,091
4,700	Engility Holdings, Inc.*	149,131
19,063	Layne Christensen Co.*	380,497
108,236	McDermott International, Inc.*	804,193
26,979	Mistras Group, Inc.*	458,643
25,850	MYR Group, Inc.*	628,155

		6,622,123

	Entertainment — 0.7%

10,105	Ascent Capital Group, Inc. Class A*	814,665
9,625	Carmike Cinemas, Inc.*	212,520
14,575	International Game Technology	275,905

30	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Entertainment — continued

23,277	International Speedway Corp. Class A	751,847
7,325	Madison Square Garden, Inc.*	425,363
4,812	Marriott Vacations Worldwide Corp.*	211,728

		2,692,028

	Environmental Control — 0.1%

16,616	Darling International, Inc.*	351,595

	Food — 2.6%

63,832	Chiquita Brands International, Inc.*	808,113
2,619	Dean Foods Co.*	50,547
41,859	Fresh Del Monte Produce, Inc.	1,242,375
5,746	Harris Teeter Supermarkets, Inc.	282,646
13,755	Hormel Foods Corp.	579,361
12,601	Industrias Bachoco, S.A.B., Sponsored ADR‡	497,361
11,350	Ingredion, Inc.	751,030
18,550	Nash Finch Co.	489,906
177,450	SUPERVALU, Inc.* ‡	1,460,413
25,623	TreeHouse Foods, Inc.*	1,712,385
38,074	Tyson Foods, Inc. Class A	1,076,733
23,223	Village Super Market, Inc. Class A	882,938

		9,833,808

	Forest Products & Paper — 1.4%

56,869	Boise, Inc.	716,549
45,962	Clearwater Paper Corp.*	2,195,605
22,980	Deltic Timber Corp.	1,496,917
33,239	Glatfelter	899,780

		5,308,851

	Gas — 0.6%

49,596	Atmos Energy Corp.	2,112,294
7,809	Laclede Group (The), Inc.	351,405

		2,463,699

	Health Care - Products — 2.0%

17,500	Bruker Corp.*	361,375
26,877	CONMED Corp.¤	913,549
30,981	Hill-Rom Holdings, Inc.	1,110,049
18,754	ICU Medical, Inc.*	1,273,959
5,539	Invacare Corp.	95,658
134,998	Nordion, Inc.*	1,165,033
42,780	NuVasive, Inc.*	1,047,682
27,396	Orthofix International NV*	571,481
20,651	STERIS Corp.	887,167
45,129	Symmetry Medical, Inc.*	368,253

		7,794,206

See accompanying Notes to the Financial Statements.	31

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 1.6%

31,100	Addus HomeCare Corp.*	900,967
15,990	Air Methods Corp.‡	681,174
10,500	Amedisys, Inc.*	180,810
23,125	Centene Corp.*	1,479,075
21,739	Ensign Group (The), Inc.	893,690
41,900	Five Star Quality Care, Inc.*	216,623
59,542	Gentiva Health Services, Inc.*	716,886
8,717	Health Net, Inc.*	276,329
8,403	ICON Plc*	343,935
3,360	Magellan Health Services, Inc.*	201,465
5,255	Select Medical Holdings Corp.	42,408
11,500	Triple-S Management Corp. Class B*	211,485

		6,144,847

	Home Builders — 0.6%

64,500	Hovnanian Enterprises, Inc. Class A* ‡	337,335
91	NVR, Inc.*	83,646
47,200	Ryland Group (The), Inc.	1,913,488

		2,334,469

	Home Furnishings — 1.2%

26,870	Harman International Industries, Inc.	1,779,600
32,225	TiVo, Inc.*	400,879
15,400	Whirlpool Corp.	2,255,176

		4,435,655

	Household Products & Wares — 0.1%

7,809	Helen of Troy, Ltd.*	345,158

	Insurance — 9.6%

2,382	Alleghany Corp.*	975,786
18,450	Allied World Assurance Co. Holdings, Ltd.	1,833,745
15,618	American Financial Group, Inc.	844,309
14,800	Arch Capital Group, Ltd.*	801,124
8,289	Argo Group International Holdings, Ltd.	355,432
21,059	Aspen Insurance Holdings, Ltd.	764,231
2,546	Assurant, Inc.	137,739
31,549	Assured Guaranty, Ltd.	591,544
63,270	Axis Capital Holdings, Ltd.	2,740,224
3,723	Endurance Specialty Holdings, Ltd.	200,000
34,173	Everest Re Group, Ltd.	4,969,096
91,254	Genworth Financial, Inc. Class A*	1,167,139
44,361	HCC Insurance Holdings, Inc.	1,943,899
43,221	Horace Mann Educators Corp.¤	1,226,612
11,622	Infinity Property & Casualty Corp.¤	750,781
31,375	ING US, Inc.	916,464
57,675	Lincoln National Corp.	2,421,773
2,793	Montpelier Re Holdings, Ltd.	72,758

32	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

6,711	Navigators Group, Inc.*	387,694
8,056	PartnerRe, Ltd.	737,446
16,072	Platinum Underwriters Holdings, Ltd.	959,981
12,167	Primerica, Inc.	490,817
7,264	ProAssurance Corp.	327,316
48,620	Reinsurance Group of America, Inc.	3,257,054
7,082	RenaissanceRe Holdings, Ltd.	641,133
12,900	Stewart Information Services Corp.	412,671
18,613	Symetra Financial Corp.	331,684
26,464	Tower Group International, Ltd.	185,248
20,600	Unum Group	627,064
56,379	Validus Holdings, Ltd.	2,084,895
3,970	White Mountains Insurance Group, Ltd.	2,253,451
33,748	Willis Group Holdings Plc	1,462,301

		36,871,411

	Internet — 1.4%

27,422	AOL, Inc.	948,253
2,384	Digital River, Inc.*	42,602
8,640	Limelight Networks, Inc.*	16,675
29,600	magicJack VocalTec, Ltd.*	380,952
130,800	Orbitz Worldwide, Inc.*	1,259,604
98,361	United Online, Inc.	784,921
56,075	Web.com Group, Inc.*	1,813,465

		5,246,472

	Investment Companies — 0.9%

95,703	American Capital, Ltd.*	1,315,917
9,988	Apollo Investment Corp.	81,402
32,052	Ares Capital Corp.	554,179
25,606	BlackRock Kelso Capital Corp.	243,001
23,162	Capital Southwest Corp.	792,372
102,206	MCG Capital Corp.¤	515,118

		3,501,989

	Iron & Steel — 1.0%

18,528	Reliance Steel & Aluminum Co.	1,357,547
149,100	Steel Dynamics, Inc.	2,491,461

		3,849,008

	Lodging — 0.4%

69,700	MGM Resorts International*	1,424,668
2,270	Orient-Express Hotels, Ltd. Class A*	29,465

		1,454,133

	Machinery - Construction & Mining — 0.2%

21,873	Terex Corp.*	734,933

See accompanying Notes to the Financial Statements.	33

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — 1.2%

37,627	AGCO Corp.	2,273,423
35,863	Albany International Corp. Class A	1,286,406
10,908	Kadant, Inc.¤	366,400
9,300	NACCO Industries, Inc. Class A¤	515,406

		4,441,635

	Media — 1.1%

4,358	Belo Corp. Class A	59,704
37,100	Dex Media, Inc.*	301,623
31,128	EW Scripps Co. (The) Class A*	571,199
81,830	Gannett Co., Inc.	2,192,226
34,600	Gray Television, Inc.*	271,610
12,259	Nexstar Broadcasting Group, Inc. Class A	545,587
13,759	Scholastic Corp.	394,195

		4,336,144

	Metal Fabricate & Hardware — 0.3%

14,000	AM Castle & Co.*	225,400
3,904	CIRCOR International, Inc.	242,751
14,256	Timken Co. (The)	861,062

		1,329,213

	Mining — 0.2%

85,831	AuRico Gold, Inc.	327,016
20,100	Century Aluminum Co.*	161,805
24,979	Pan American Silver Corp.	263,529

		752,350

	Miscellaneous - Manufacturing — 1.9%

13,000	Fabrinet*	218,920
143,010	Griffon Corp.	1,793,346
209,577	Orkla ASA, Sponsored ADR	1,538,295
5,539	Standex International Corp.	329,017
4,571	STR Holdings, Inc.*	10,193
5,900	Tredegar Corp.	153,400
47,987	Trimas Corp.*	1,789,915
29,683	Trinity Industries, Inc.	1,346,124

		7,179,210

	Office Furnishings — 0.2%

36,683	Steelcase, Inc. Class A	609,671

	Oil & Gas — 5.0%

21,755	Callon Petroleum Co.*	119,000
51,027	Carrizo Oil & Gas, Inc.*	1,903,817
16,150	Cimarex Energy Co.	1,556,860
26,110	Delek US Holdings, Inc.	550,660
48,007	Denbury Resources, Inc.*	883,809

34	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

7,718	Energy XXI Bermuda, Ltd.	233,084
34,547	EPL Oil & Gas, Inc.*	1,282,039
5,720	Helmerich & Payne, Inc.	394,394
68,923	Miller Energy Resources, Inc.* ‡	500,381
7,920	Murphy USA, Inc.*	319,889
29,012	Nabors Industries, Ltd.	465,933
72,250	Newfield Exploration Co.*	1,977,482
36,107	Ocean Rig UDW, Inc.*	657,147
247,954	Parker Drilling Co.*	1,413,338
7,500	Patterson-UTI Energy, Inc.	160,350
186,700	Quicksilver Resources, Inc.* ‡	367,799
38,288	Resolute Energy Corp.*	320,088
10,828	Stone Energy Corp.*	351,152
29,150	Tesoro Corp.	1,282,017
42,150	Vaalco Energy, Inc.*	235,197
19,613	Western Refining, Inc.‡	589,175
45,944	Whiting Petroleum Corp.*	2,749,748
36,744	WPX Energy, Inc.*	707,689

		19,021,048

	Oil & Gas Services — 1.1%

8,100	Matrix Service Co.*	158,922
27,400	MRC Global, Inc.*	734,320
6,700	Newpark Resources*	84,822
3,200	Oil States International, Inc.*	331,072
32,234	Superior Energy Services, Inc.*	807,139
56,841	Tesco Corp.*	941,855
45,340	TETRA Technologies, Inc.*	568,110
72,791	Willbros Group, Inc.*	668,222

		4,294,462

	Packaging & Containers — 0.9%

17,888	Crown Holdings, Inc.*	756,305
280,550	Graphic Packaging Holding Co.*	2,401,508
11,622	Owens-Illinois, Inc.*	348,892

		3,506,705

	Pharmaceuticals — 1.9%

9,500	Cadence Pharmaceuticals, Inc.*	59,945
4,600	Hi-Tech Pharmacal Co., Inc.	198,490
8,100	Impax Laboratories, Inc.*	166,131
25,764	Jazz Pharmaceuticals Plc*	2,369,515
55,812	Omnicare, Inc.	3,097,566
8,400	Pharmacyclics, Inc.*	1,162,728
12,894	PharMerica Corp.*	171,103

		7,225,478

	Pipelines — 0.3%

16,828	National Fuel Gas Co.	1,157,093

See accompanying Notes to the Financial Statements.	35

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Real Estate — 1.2%

59,875	CBRE Group, Inc.*	1,384,909
107,479	Forestar Group, Inc.*	2,314,023
39,360	Hilltop Holdings, Inc.*	728,160
3,100	Howard Hughes Corp. (The)*	348,347

		4,775,439

	REITS — 6.9%

5,700	Agree Realty Corp. REIT	172,026
3,814	Alexandria Real Estate Equities, Inc. REIT	243,524
2,088	American Assets Trust, Inc. REIT	63,705
35,400	American Realty Capital Properties, Inc. REIT	431,880
27,380	Ashford Hospitality Trust, Inc. REIT	337,869
26,586	Associated Estates Realty Corp. REIT‡	396,397
120,832	BioMed Realty Trust, Inc. REIT	2,246,267
181,550	Brandywine Realty Trust REIT	2,392,829
4,631	Camden Property Trust REIT	284,529
17,434	Campus Crest Communities, Inc. REIT	188,287
98,860	CBL & Associates Properties, Inc. REIT	1,888,226
31,200	Cedar Shopping Centers, Inc. REIT	161,616
7,300	Chatham Lodging Trust REIT	130,378
23,608	Chesapeake Lodging Trust REIT	555,732
16,964	Cousins Properties, Inc. REIT	174,560
5,993	CubeSmart REIT	106,915
2,633	Douglas Emmett, Inc. REIT	61,796
49,109	DuPont Fabros Technology, Inc. REIT‡	1,265,539
908	EastGroup Properties, Inc. REIT	53,763
7,873	EPR Properties REIT	383,730
22,100	Extra Space Storage, Inc. REIT	1,011,075
398	Federal Realty Investment Trust REIT	40,377
4,086	First Industrial Realty Trust, Inc. REIT	66,479
5,000	First Potomac Realty Trust REIT	62,850
8,000	Franklin Street Properties Corp. REIT	101,920
14,256	Government Properties Income Trust REIT	341,146
12,803	Hersha Hospitality Trust REIT	71,569
1,198	Home Properties, Inc. REIT	69,184
5,993	Hospitality Properties Trust REIT	169,602
79,904	Inland Real Estate Corp. REIT	817,418
4,086	Investors Real Estate Trust REIT	33,709
37,700	Kilroy Realty Corp. REIT	1,883,115
54,425	Liberty Property Trust REIT‡	1,937,530
16,072	LTC Properties, Inc. REIT	610,415
5,200	Medical Properties Trust, Inc. REIT	63,284
7,446	National Retail Properties, Inc. REIT	236,932
121,685	NorthStar Realty Finance Corp. REIT	1,129,237
20,423	Parkway Properties, Inc. REIT	362,917
28,602	Pennsylvania Real Estate Investment Trust REIT	534,857
21,247	Piedmont Office Realty Trust, Inc. REIT	368,848
7,990	Post Properties, Inc. REIT	359,710
67,918	Ramco-Gershenson Properties Trust REIT	1,046,616

36	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	REITS — continued

4,994	Retail Opportunity Investments Corp. REIT	69,017
22,000	Retail Properties of America, Inc. REIT Class A‡	302,500
12,167	RLJ Lodging Trust REIT	285,803
7,800	Rouse Properties, Inc. REIT‡	160,524
32,564	Sabra Healthcare, Inc. REIT	749,298
24,500	Select Income REIT	632,100
17,137	Senior Housing Properties Trust REIT	399,978
5,607	Sovran Self Storage, Inc. REIT	424,338
21,000	STAG Industrial, Inc. REIT	422,520
8,000	Strategic Hotels & Resorts, Inc. REIT*	69,440
7,100	Summit Hotel Properties, Inc. REIT	65,249
1,058	Taubman Centers, Inc. REIT	71,214
3,450	Washington Real Estate Investment Trust REIT	87,181
636	Weingarten Realty Investors REIT	18,654

		26,616,174

	Retail — 4.9%

22,279	Abercrombie & Fitch Co. Class A	788,008
49,715	Big Lots, Inc.*	1,843,929
127	Biglari Holdings, Inc.*	52,409
39,339	Bob Evans Farms, Inc.	2,252,945
36,214	Brown Shoe Co., Inc.	849,943
1,650	CEC Entertainment, Inc.	75,669
13,250	Childrens Place Retail Stores (The), Inc.*	766,645
92,707	Denny’s Corp.*	567,367
48,455	Fred’s, Inc. Class A	758,321
4,326	GameStop Corp. Class A‡	214,786
7,300	Haverty Furniture Cos., Inc.	179,069
13,958	hhgregg, Inc.* ‡	249,988
43,025	Insight Enterprises, Inc.*	814,033
13,629	JOS A Bank Clothiers, Inc.*	599,131
16,798	Movado Group, Inc.	734,912
6,628	OfficeMax, Inc.	84,772
26,300	Penske Automotive Group, Inc.	1,123,799
49,245	Pep Boys - Manny, Moe & Jack (The)*	614,085
51,690	Regis Corp.	758,809
562,469	Rite Aid Corp.*	2,677,352
15,277	Signet Jewelers, Ltd.	1,094,597
24,920	Texas Roadhouse, Inc. Class A	654,898
96,100	Wendy’s Co. (The)	814,928
90,365	Wet Seal (The), Inc. Class A*	355,134

		18,925,529

	Savings & Loans — 0.9%

40,678	Capitol Federal Financial, Inc.	505,628
30,123	Dime Community Bancshares	501,548
12,900	EverBank Financial Corp.	193,242
7,800	HomeStreet, Inc.	150,540
37,046	Hudson City Bancorp, Inc.	335,266

See accompanying Notes to the Financial Statements.	37

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Savings & Loans — continued

19,976	Oritani Financial Corp.	328,805
10,539	Provident Financial Services, Inc.	170,837
23,790	ViewPoint Financial Group, Inc.	491,739
44,764	Washington Federal, Inc.	925,720

		3,603,325

	Semiconductors — 4.2%

9,000	Brooks Automation, Inc.	83,790
14,619	Entegris, Inc.*	148,383
40,769	Formfactor, Inc.*	279,676
27,375	Lam Research Corp.*	1,401,326
329,021	LSI Corp.	2,572,944
98,572	Microsemi Corp.*	2,390,371
43,569	MKS Instruments, Inc.	1,158,500
50,625	NXP Semiconductor NV*	1,883,756
29,300	OmniVision Technologies, Inc.*	448,583
17,434	Photronics, Inc.*	136,508
112,865	PMC-Sierra, Inc.*	747,166
17,900	Rovi Corp.*	343,143
75,094	Skyworks Solutions, Inc.*	1,865,335
152,535	Teradyne, Inc.*	2,519,878

		15,979,359

	Software — 1.3%

15,925	AVG Technologies NV*	381,245
79,561	CSG Systems International, Inc.¤	1,993,003
40,125	Medassets, Inc.*	1,019,977
18,668	Quality Systems, Inc.	405,656
74,907	Schawk, Inc.¤	1,111,620

		4,911,501

	Telecommunications — 2.2%

59,574	ARRIS Group, Inc.*	1,016,332
15,395	Atlantic Tele-Network, Inc.	802,541
7,900	Calix, Inc.*	100,567
12,800	Extreme Networks, Inc.*	66,816
98,525	Finisar Corp.*	2,229,621
65,194	Harmonic, Inc.*	501,342
12,600	IDT Corp. Class B	223,650
1,800	Loral Space & Communications, Inc.	121,914
23,265	NeuStar, Inc. Class A*	1,151,152
6,046	Oplink Communications, Inc.*	113,786
9,300	Polycom, Inc.*	101,556
11,630	Premiere Global Services, Inc.*	115,835
40,274	Telephone & Data Systems, Inc.	1,190,097
118,200	Tellabs, Inc.	268,314
88,712	Vonage Holdings Corp.*	278,556

		8,282,079

38	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Textiles — 1.3%

8,492	G&K Services, Inc. Class A	512,832
22,881	Mohawk Industries, Inc.*	2,980,250
12,693	UniFirst Corp.	1,325,403

		4,818,485

	Transportation — 1.7%

75,210	Air Transport Services Group, Inc.*	563,323
42,650	Arkansas Best Corp.	1,094,825
5,623	Bristow Group, Inc.	409,129
20,381	Forward Air Corp.	822,373
46,375	Heartland Express, Inc.	658,061
26,530	Marten Transport, Ltd.	454,990
10,354	Saia, Inc.*	322,838
68,162	Swift Transportation Co.*	1,376,191
33,160	Werner Enterprises, Inc.‡	773,623

		6,475,353

	Trucking & Leasing — 0.8%

77,427	Aircastle, Ltd.	1,348,004
9,334	Amerco, Inc.	1,718,669

		3,066,673

	Water — 0.6%

36,864	American States Water Co.	1,015,972
15,164	California Water Service Group	308,133
42,611	PICO Holdings, Inc.*	922,954

		2,247,059

	TOTAL COMMON STOCKS (COST $320,293,391)	375,806,665

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.5%

	Bank Deposit — 1.7%

6,650,444	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	6,650,444

	Securities Lending Collateral — 3.8%

14,523,900	State Street Navigator Securities Lending Prime Portfolio***	14,523,900

	TOTAL SHORT-TERM INVESTMENTS (COST $21,174,344)	21,174,344

	TOTAL INVESTMENTS — 103.6% (Cost $341,467,735)	396,981,009

	Other Assets and Liabilities (net) — (3.6)%	(13,833,222)

	NET ASSETS — 100.0%	$383,147,787

See accompanying Notes to the Financial Statements.	39

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

‡	All or a portion of this security is out on loan.

¤	Illiquid security. The total market value of the securities at period end is $8,695,577 which represents 2.3% of net assets. The aggregate tax cost of these securities held at September 30, 2013 was $6,808,464.

***	Represents an investment of securities lending cash collateral.

40	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.1
Short-Term Investments	5.5
Other Assets and Liabilities (net)	(3.6)

100.0%

See accompanying Notes to the Financial Statements.	41

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.2%

	Australia — 3.1%

47,900	Amcor, Ltd.	468,492
372,542	Arrium, Ltd.	424,981
66,662	Austria & New Zealand Banking Group, Ltd.	1,918,587
294,129	BGP Holdings Plc¤ ****	—
249,780	BHP Billiton, Ltd.	8,347,316
39,255	BHP Billiton, Ltd., Sponsored ADR	2,610,457
2,408,648	Boart Longyear Group‡	979,709
357,509	Brambles, Ltd.	3,045,370
220,448	carsales.com, Ltd.	2,360,186
216,494	Computershare, Ltd.	2,008,132
32,078	Crown, Ltd.	466,415
77,550	CSL, Ltd.	4,640,838
461,521	Downer EDI, Ltd.	1,933,322
14,629	Flight Centre, Ltd.	660,688
89,848	iiNET, Ltd.	517,516
73,948	Iress Market Technology, Ltd.	628,528
44,061	Macquarie Group, Ltd.	1,973,855
608,755	Metcash, Ltd.	1,821,492
174,388	Mineral Resources, Ltd.	1,777,370
99,675	Monadelphous Group, Ltd.‡	1,787,596
60,894	National Australia Bank, Ltd.	1,954,143
889,929	PanAust, Ltd.	1,755,790
177,256	Platinum Asset Management, Ltd.	911,587
76,405	Premier Investments, Ltd.	617,977
237,492	Primary Health Care, Ltd.	1,070,362
17,829	Ramsay Health Care, Ltd.	603,657
519,319	Sigma Pharmaceuticals, Ltd.	281,642
94,340	Sonic Healthcare, Ltd.	1,428,162
92,500	Super Retail Group, Ltd.	1,122,667
1,612,821	Telstra Corp., Ltd.	7,495,096
131,928	TPG Telecom, Ltd.	535,379
51,029	Woodside Petroleum, Ltd.	1,827,948

	Total Australia	57,975,260

	Austria — 0.5%

54,342	Austriamicrosystems AG	5,180,293
42,848	OMV AG	2,117,045
45,437	Voestalpine AG	2,173,924

	Total Austria	9,471,262

	Belgium — 0.6%

76,881	Ageas	3,115,856
82,186	Belgacom SA‡	2,186,085
35,956	Colruyt SA‡	1,997,250
55,682	Delhaize Group‡	3,511,674
8,700	Delhaize Group SA, Sponsored ADR	548,622

	Total Belgium	11,359,487

42	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Bermuda — 1.0%

196,276	Alliance Oil Co., Ltd., ADR*	1,476,860
2,574,000	Biosensors International Group, Ltd.‡	1,979,606
206,594	BW Offshore, Ltd.	280,302
690,455	Catlin Group, Ltd.	5,418,420
1,540,215	Digital China Holdings, Ltd.	1,886,752
1,308,233	Esprit Holdings, Ltd.	2,101,904
297,516	Hiscox, Ltd.	3,124,454
278,822	Hongkong Land Holdings, Ltd.	1,840,225
615,494	Yue Yuen Industrial Holdings	1,706,366

	Total Bermuda	19,814,889

	Brazil — 0.3%

114,455	Banco do Brasil SA	1,329,109
133,800	Cia de Saneamento Basico do Estado de Sao Paulo	1,300,704
141,300	Light SA	1,201,594
102,400	Porto Seguro SA	1,288,021

	Total Brazil	5,119,428

	Canada — 0.7%

207,748	Cameco Corp.‡	3,755,188
121,703	Gildan Activewear, Inc.	5,659,503
119,804	Potash Corp. of Saskatchewan (Toronto Exchange)	3,754,146

	Total Canada	13,168,837

	Cayman Islands — 0.7%

2,620,798	Dongyue Group	1,277,424
942,478	Sands China, Ltd.	5,833,407
108,350	Tencent Holdings, Ltd.	5,683,550

	Total Cayman Islands	12,794,381

	China — 0.2%

1,397,327	China Communications Construction Co., Ltd. Class H	1,106,308
1,452,048	China Petroleum & Chemical Corp. Class H	1,136,526
1,022,272	PetroChina Co., Ltd. Class H	1,125,730

	Total China	3,368,564

	Cyprus — 0.0%

25,218	ProSafe SE	201,266

	Denmark — 1.2%

153,922	GN Store Nord AS	3,240,669
20,569	Jyske Bank AS*	1,022,169
17,496	NKT Holding AS	869,775
34,189	Novo Nordisk AS Class B	5,808,155
84,712	Pandora AS	3,500,934
33,519	Sydbank AS*	874,835
883,002	TDC AS	7,476,345

	Total Denmark	22,792,882

See accompanying Notes to the Financial Statements.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Finland — 1.7%

77,625	Elisa OYJ‡	1,851,459
369,955	Fortum OYJ‡	8,343,159
1,413,877	Nokia OYJ* ‡	9,297,705
407,396	Nokia OYJ, Sponsored ADR*	2,652,148

73,201	Orion OYJ Class B	1,845,030
128,950	Outotec OYJ‡	1,766,479
210,062	Stora Enso OYJ	1,781,456
82,127	Tieto OYJ‡	1,753,171
133,786	UPM-Kymmene OYJ‡	1,852,648

	Total Finland	31,143,255

	France — 7.7%

597,011	Alcatel-Lucent* ‡	2,139,966
133,050	Alcatel-Lucent, Sponsored ADR*	469,666
272,974	AXA SA	6,327,884
31,585	BNP Paribas	2,137,753
10,788	Christian Dior SA	2,116,732
20,611	Cie Generale des Etablissements Michelin	2,286,971
157,910	CNP Assurances	2,846,148
376,745	Credit Agricole SA*	4,156,856
271,903	Danone SA	20,478,953
40,142	Dassault Systemes SA	5,362,098
60,057	Electricite de France	1,900,705
13,255	Euler Hermes SA	1,619,682
189,857	France Telecom SA	2,382,134
29,257	Iliad SA‡	6,831,648
26,631	Ingenico‡	1,921,055
85,762	Legrand SA	4,761,505
31,063	LVMH Moet Hennessy Louis Vuitton SA	6,122,255
118,407	Metropole Television SA	2,541,267
247,433	Natixis	1,185,010
53,008	Neopost SA‡	3,862,535
159,033	Orange SA, Sponsored ADR	1,989,503
49,969	Pernod-Ricard SA	6,208,728
19,706	Renault SA	1,571,960
35,494	Safran SA	2,187,796
116,280	Sanofi, ADR	5,887,256
54,247	Sanofi-Aventis	5,505,159
25,369	Schneider Electric SA	2,146,641
244,568	SCOR SE	8,102,685
272,354	Societe Generale	13,578,197
40,697	Thales SA	2,238,563
36,168	Total SA	2,100,089
140,099	UBISOFT Entertainment*	2,167,644
25,791	Valeo SA	2,203,646
37,657	Vinci SA	2,190,371
183,206	Vivendi SA	4,217,188
11,428	Wendel SA	1,550,046

	Total France	145,296,295

44	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Germany — 8.6%

61,626	Allianz AG	9,693,413
33,803	Aurubis AG	2,049,705
233,405	Bayer AG	27,538,102
45,061	Bayerische Motoren Werke AG	4,847,420
3,046	Bertrandt AG	383,707
17,980	Brenntag AG	2,994,870
70,337	Continental AG	11,930,030
125,935	DaimlerChrysler AG	9,822,597
77,432	Deutsche Annington Immobilien SE*	1,991,502
73,575	Deutsche Lufthansa*	1,435,660
344,847	Deutsche Post AG	11,450,663
425,161	Deutsche Telekom AG	6,166,691
212,959	Deutsche Wohnen AG	3,812,399
29,326	Duerr AG	2,155,159
248,313	E.ON AG	4,420,097
36,457	Freenet AG	882,625
57,944	Fresenius SE & Co. KGaA	7,201,988
193,949	GEA Group AG	7,969,378
11,947	Gildemeister AG	325,705
64,247	GSW Immobilien AG‡	2,824,286
13,856	Hannover Rueckversicherung AG	1,019,586
42,183	HeidelbergCement AG	3,255,331
72,307	Kloeckner & Co. SE*	980,742
60,966	Leoni AG	3,709,986
34,499	Linde AG	6,836,821
4,937	Muenchener Rueckver AG	965,355
142,130	Premiere AG*	1,310,013
33,519	ProSiebenSat.1 Media AG	1,424,713
58,736	QSC AG	317,873
41,164	Rheinmetall AG	2,366,500
49,318	Siemens AG	5,945,587
71,030	Suedzucker AG	2,094,143
74,384	Symrise AG	3,297,093
193,163	TAG Immobilien AG‡	2,398,512
63,585	Talanx AG*	2,143,190
78,316	TUI AG* ‡	1,001,182
10,043	Volkswagen AG	2,279,154

	Total Germany	161,241,778

	Greece — 0.2%

187,407	Hellenic Telecommunications Organization SA*	1,953,364
65,793	OPAP SA	734,751
106,291	Public Power Corp. SA	1,204,283

	Total Greece	3,892,398

	Hong Kong — 1.5%

387,800	AIA Group, Ltd.	1,822,700
3,115,000	Champion REIT	1,429,940
1,801,010	China Overseas Land & Investment, Ltd.	5,318,160

See accompanying Notes to the Financial Statements.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

657,830	China Unicom Hong Kong, Ltd.	1,029,774
226,000	CLP Holdings, Ltd.	1,843,227
446,898	Hutchison Whampoa, Ltd.	5,362,096
1,244,820	New World Development, Ltd.	1,868,398
4,040,178	PCCW, Ltd.	1,786,917
3,190,000	Shougang Fushan Resources Group, Ltd.	1,069,483
153,858	Swire Pacific, Ltd. Class A	1,843,086
393,000	Wharf Holdings, Ltd.	3,402,893
215,000	Wheelock & Co., Ltd.	1,142,209

	Total Hong Kong	27,918,883

	India — 0.5%

2,979,960	Power Grid Corp. of India, Ltd.	4,695,680
433,813	Shriram Transport Finance Co., Ltd.	3,935,880

	Total India	8,631,560

	Indonesia — 0.3%

2,245,500	Astra International Tbk PT	1,250,732
4,946,250	Bank Rakyat Indonesia Persero Tbk PT	3,096,746
6,095,000	Telekomunikasi Indonesia Persero Tbk PT	1,105,311
812,296	United Tractors Tbk PT	1,143,387

	Total Indonesia	6,596,176

	Ireland — 0.3%

12,421,224	Governor & Co. of the Bank of Ireland (The)* ‡	3,530,940
21,788	Paddy Power Plc	1,740,107

	Total Ireland	5,271,047

	Israel — 0.3%

142,072	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,367,480

	Italy — 2.4%

869,489	A2A Spa	849,783
81,202	Azimut Holding Spa	1,856,534
66,457	Banca Generali Spa	1,502,325
191,601	Banca Popolare dell’Emilia Romagna Scarl*	1,375,909
617,294	Beni Stabili Spa REIT	383,958
17,999	Danieli & C. Officine Meccaniche Spa-RSP	352,065
1,001,600	Enel Spa	3,839,673
306,057	ENI Spa	7,022,288
29,857	Exor Spa	1,120,734
167,128	Fiat Spa (MIL Exchange)*	1,332,512
1,054,313	Intesa Sanpaolo Spa	2,176,437
250,016	Mediobanca Spa	1,744,629
298,427	Mediolanum Spa	2,169,297
601,502	Milano Assicurazioni Spa*	429,910
167,158	Pirelli & C. Spa‡	2,177,883
176,991	Recordati Spa	2,127,506

46	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

91,992	Societa Iniziative Autostradali e Servizi Spa	905,297
1,662,638	Telecom Italia Spa	1,372,885
5,465,327	Telecom Italia Spa-RNC	3,631,749
1,204,707	UniCredit Spa	7,684,106
110,068	Unione di Banche Italiane SCPA	556,938

	Total Italy	44,612,418

	Japan — 23.8%

23,300	Advantest Corp.	268,559
245,100	Aeon Credit Service Co., Ltd.	7,705,819
18,900	Aica Kogyo Co., Ltd.	376,555
29,000	Aichi Steel Corp.	158,706
110,600	Aisin Seiki Co., Ltd.	4,717,055
63,400	Alpine Electronics, Inc.	689,404
44,900	Amano Corp.	464,443
275,000	Asahi Glass Co., Ltd.	1,706,752
96,900	Astellas Pharma, Inc.	4,937,580
220,000	Bank of Yokohama, Ltd. (The)	1,257,783
78,000	Bridgestone Corp.	2,841,783
61,500	Brother Industries, Ltd.	693,187
255,000	Calsonic Kansei Corp.	1,364,331
263,000	Canon, Inc.	8,389,197
44,614	Canon, Inc., Sponsored ADR	1,427,648
203,000	Central Glass Co., Ltd.	672,357
10,400	Central Japan Railway Co.	1,333,320
210,294	Chiba Bank, Ltd. (The)	1,534,477
127,500	Chubu Electric Power Co., Inc.	1,748,943
68,700	Chugai Pharmaceutical Co., Ltd.	1,410,057
178,000	Chuo Mitsui Trust Holdings, Inc.	879,796
205,900	Citizen Holdings Co., Ltd.	1,443,661
49,100	Coca-Cola Central Co., Ltd.	789,603
700	Coca-Cola West Co., Ltd.	13,989
92,200	COMSYS Holdings Corp.	1,285,397
67,000	Dai Nippon Printing Co., Ltd.	708,749
241,500	Dai-ichi Life Insurance Co., Ltd. (The)	3,445,605
67,000	Daicel Corp.	604,280
100,000	Daihatsu Motor Co., Ltd.	1,936,306
112,300	Daiichi Sanyko Co., Ltd.	2,034,847
132,460	Daikin Industries, Ltd.	7,033,035
299,130	Daiwa House Industry Co., Ltd.	5,633,552
336,246	Daiwa Securities Group, Inc.	3,015,506
28,700	Denso Corp.	1,339,577
133,100	Disco Corp.	7,623,154
22,100	East Japan Railway Co.	1,900,882
18,300	Eisai Co., Ltd.	744,122
17,600	Fanuc, Ltd.	2,907,475
218,000	Fuji Electric Holdings Co., Ltd.	888,662
124,000	Fuji Heavy Industries, Ltd.	3,424,612
183,900	Fuji Media Holdings, Inc.	4,044,394

See accompanying Notes to the Financial Statements.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

255,700	FUJIFILM Holdings Corp.	6,134,194
394,000	Fujikura, Ltd.	1,525,809
145,000	Fujitsu General, Ltd.	1,669,809
375,000	Fujitsu, Ltd.*	1,398,726
426,000	Fukuoka Financial Group, Inc.	1,923,241
61,597	Glory, Ltd.	1,547,379
1,766	GungHo Online Entertainment, Inc.*	1,373,206
206,294	Hachijuni Bank, Ltd. (The)	1,282,439
249,000	Hankyu Hanshin Holdings, Inc.	1,382,981
209,000	Hino Motors, Ltd.	3,075,628
22,900	Hirose Electric Co., Ltd.	3,514,640
62,200	Hitachi Capital Corp.	1,499,139
68,600	Hitachi Chemical Co., Ltd.	1,103,892
30,600	Hitachi Construction Machinery Co., Ltd.	684,504
31,300	Hitachi High-Technologies Corp.	701,758
59,500	Hitachi Koki Co., Ltd.	469,936
213,000	Hitachi, Ltd.	1,404,443
4,300	Hogy Medical Co., Ltd.	238,390
126,579	Ibiden Co., Ltd.	2,067,833
17,200	Idemitsu Kosan Co., Ltd.	1,489,936
511,600	Inpex Holdings, Inc.	6,037,532
180,000	Isuzu Motors, Ltd.	1,185,019
43,500	Ito En, Ltd.	989,029
102,100	Itochu Corp.	1,250,693
87,000	Japan Aviation Electronics Industry, Ltd.	1,004,545
23,300	Japan Petroleum Exploration Co.	1,002,048
423,100	Japan Tobacco, Inc.	15,220,820
49,700	JFE Holdings, Inc.	1,288,021
295,714	Joyo Bank, Ltd. (The)	1,588,191
39,400	JTEKT Corp.	538,851
589,000	JX Holdings, Inc.	3,055,297
174,000	Kajima Corp.	707,526
10,000	Kaken Pharmaceutical Co., Ltd.	151,745
104,000	Kandenko Co., Ltd.	629,564
180,600	Kaneka Corp.	1,177,926
382,208	Kao Corp.	11,919,047
274,000	Kawasaki Heavy Industries, Ltd.	1,186,752
420,000	Kawasaki Kisen Kaisha, Ltd.	984,459
469,580	KDDI Corp.	24,119,064
177,800	Kenedix, Inc.*	942,227
228,000	Kintetsu Corp.	850,426
48,000	Kirin Holdings Co., Ltd.	699,027
51,200	Kobayashi Pharmaceutical Co., Ltd.	2,932,423
163,650	Komatsu, Ltd.	4,067,693
442,300	Konica Minolta Holdings, Inc.	3,714,193
58,186	Kose Corp.	1,684,059
162,000	Kubota Corp.	2,339,404
7,600	Kyocera Corp.	403,526
65,173	Lawson, Inc.	5,107,571

48	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

89,000	Lion Corp.	542,390
210,000	Marubeni Corp.	1,652,178
352,000	Maruha Nichiro Holdings, Inc.	667,231
159,500	Matsushita Electric Industrial Co., Ltd.	1,540,953
705,000	Mazda Motor Corp.*	3,139,720
70,000	Medipal Holdings Corp.	863,898
362,500	Mitsubishi Chemical Holdings Corp.	1,691,975
45,200	Mitsubishi Co.	914,825
195,000	Mitsubishi Electric Corp.	2,046,879
42,000	Mitsubishi Estate Co., Ltd.	1,239,562
297,000	Mitsubishi Heavy Industries, Ltd.	1,704,061
550,000	Mitsubishi Materials Corp.	2,270,064
152,300	Mitsubishi Tanabe Pharma Corp.	2,137,244
196,400	Mitsui & Co., Ltd.	2,854,180
432,000	Mitsui Chemicals, Inc.	1,184,285
577,000	Mitsui Engineering & Shipbuilding Co., Ltd.	1,181,931
54,000	Mitsui Fudosan Co., Ltd.	1,813,299
553,400	Mizuho Financial Group, Inc.	1,201,266
21,000	Modec, Inc.	658,089
260,000	Morinaga Milk Industry Co., Ltd.	821,401
46,800	MS&AD Insurance Group Holdings	1,220,973
5,000	Murata Manufacturing Co., Ltd.	381,656
504,000	NEC Corp.	1,165,941
38,000	NGK Insulators, Ltd.	576,245
113,000	NHK Spring Co., Ltd.	1,156,199
187,000	Nichirei Corp.	1,017,661
95,130	Nidec Corp.	7,852,769
48,100	Nihon Kohden Corp.	1,968,117
16,300	Nintendo Co., Ltd.	1,848,856
108,000	Nippon Electric Glass Co., Ltd.	577,834
143,000	Nippon Express Co., Ltd.	717,004
41,000	Nippon Konpo Unyu Soko Co., Ltd.	717,840
72,500	Nippon Paper Industries Co., Ltd.	1,145,223
23,000	Nippon Telegraph & Telephone Corp.	1,190,726
186,500	Nippon Television Network Corp.	3,457,259
440,000	Nippon Yusen KK	1,390,064
251,000	Nishimatsu Construction Co., Ltd.	729,019
77,900	Nissan Chemical Industries, Ltd.	1,172,569
2,050	Nisshin Seifun Group, Inc.	20,683
68,200	Nisshin Steel Holdings Co., Ltd.	903,541
92,000	Nisshinbo Holdings, Inc.	758,502
23,200	Nissin Kogyo Co., Ltd.	440,239
91,700	NKSJ Holdings, Inc.	2,355,931
125,000	Nomura Holdings, Inc.	974,522
85,036	Nomura Holdings, Inc., ADR	664,131
176,241	Nomura Research Institute, Ltd.	6,124,655
442,941	North Pacific Bank, Ltd.	1,864,302
236,000	NTT DoCoMo, Inc.	3,828,912
114,500	Obic Co., Ltd.	3,693,172

See accompanying Notes to the Financial Statements.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

15,900	Okinawa Electric Power Co. (The), Inc.	549,310
20,200	Omron Corp.	729,773
741,100	Orix Corp.	12,046,415
331,000	Osaka Gas Co., Ltd.	1,410,018
123,800	Otsuka Holdings Co., Ltd.	3,590,673
23,700	Pola Orbis Holdings, Inc.	850,181
192,000	Press Kogyo Co., Ltd.	847,246
584,190	Rakuten, Inc.	8,840,990
149,400	Resona Holdings, Inc.	764,319
212,000	Ricoh Company, Ltd.	2,443,536
90,400	Round One Corp.	522,362
23,534	Sankyo Co., Ltd.	1,150,018
65,333	Santen Pharmaceutical Co., Ltd.	3,172,604
87,640	Shin-Etsu Chemical Co., Ltd.	5,358,879
125,200	Shinko Electric Industries Co., Ltd.	1,311,649
97,900	Shionogi & Co., Ltd.	2,056,274
130,400	Showa Corp.	1,751,513
204,100	Showa Shell Sekiyu KK	2,283,840
125,000	SKY Perfect JSAT Holdings, Inc.	650,955
7,500	SMC Corp.	1,783,949
79,900	Sodick Co., Ltd.	386,777
65,889	Sony Corp., Sponsored ADR	1,417,931
54,900	Sony Corp.	1,173,811
191,700	Sony Financial Holdings, Inc.	3,512,628
406,000	Sumitomo Chemical Co., Ltd.	1,547,455
89,900	Sumitomo Corp.	1,211,188
202,800	Sumitomo Electric Industries, Ltd.	2,938,921
47,400	Sumitomo Forestry Co., Ltd.	513,973
7,000	Sumitomo Metal Mining Co., Ltd.	98,874
124,841	Sumitomo Mitsui Financial Group	6,036,897
50,800	Suzuki Motor Corp.	1,217,647
255,200	T&D Holdings, Inc.	3,157,328
22,500	Tachi-S Co., Ltd.	340,968
87,000	Taisei Corp.	428,240
52,100	Takeda Pharmaceutical Co., Ltd.	2,460,978
40,300	TDK Corp.	1,581,197
29,500	Terumo Corp.	1,512,204
286,000	Toagosei Co., Ltd.	1,273,702
23,600	Tokai Rika Co., Ltd.	499,298
204,780	Tokio Marine Holdings, Inc.	6,688,610
610,300	Tokyo Electric Power Co., Inc.*	3,800,187
23,500	Tokyo Electron, Ltd.	1,259,720
184,000	Tokyo Gas Co., Ltd.	1,008,836
37,700	Tokyo Ohka Kogyo Co., Ltd.	837,564
60,000	Tokyu Land Corp.* ****	624,306
156,000	Toppan Printing Co., Ltd.	1,257,539
34,000	TOTO, Ltd.	476,087
225,000	Toyo Ink SC Holdings Co., Ltd.	1,169,427
24,300	Toyoda Gosei Co., Ltd.	598,306

50	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

18,500	Toyota Industries Corp.	797,503
256,320	Toyota Motor Corp.	16,378,358
13,100	Toyota Tsusho Corp.	342,302
12,300	TS Tech Co., Ltd.	483,852
21,900	TV Asahi Corp.	508,861
102,300	Ushio, Inc.	1,266,696
233,270	USS Co., Ltd.	3,378,106
19,800	Valor Co., Ltd.	300,052
12,000	West Japan Railway Co.	514,242
49,600	Yamaha Corp.	707,669
377,462	Yamato Holdings Co., Ltd.	8,509,003
51,000	Yaskawa Electric Corp.	716,729
396,920	Yokogawa Electric Corp.	5,654,972

	Total Japan	447,403,145

	Luxembourg — 0.7%

242,099	Subsea 7 SA	5,031,778
330,338	Tenaris SA‡	7,753,794
28,201	Tenaris SA, ADR	1,319,243

	Total Luxembourg	14,104,815

	Malaysia — 0.2%

897,900	Genting Malaysia Bhd	1,162,491
557,200	Petronas Chemicals Group Bhd	1,170,983
389,800	Sime Darby Bhd	1,136,094

	Total Malaysia	3,469,568

	Malta — 0.1%

26,735	Unibet Group Plc, ADR	1,073,879

	Mexico — 0.2%

1,153,200	America Movil SAB de CV Series LSeries L	1,137,103
1,275,900	Fibra Uno Administracion SA de CV REIT	3,517,418

	Total Mexico	4,654,521

	Netherlands — 1.4%

32,156	ASM International NV	1,118,669
155,717	Delta Lloyd NV	3,315,671
10,153	Eurocommercial Properties NV REIT	411,415
32,729	Heineken Holding NV	2,071,417
124,715	Heineken NV	8,844,509
478,903	ING Groep NV, ADR*	5,413,681
130,694	Koninklijke Ahold NV	2,265,384
49,840	Koninklijke Boskalis Westminster NV	2,208,835
128,600	Koninklijke KPN NV*	409,957

	Total Netherlands	26,059,538

See accompanying Notes to the Financial Statements.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.3%

334,864	Fisher & Paykel Healthcare Corp., Ltd.	1,009,648
251,223	Ryman Healthcare, Ltd.	1,454,244
166,362	Sky City Entertainment Group, Ltd.‡	555,637
605,423	Sky Network Television, Ltd.	2,934,775
141,578	Trade Me, Ltd.	537,717

	Total New Zealand	6,492,021

	Norway — 1.8%

596,652	DnB NOR ASA	9,057,543
45,590	Fred Olsen Energy ASA	2,023,948
2,018,051	Marine Harvest ASA‡	2,154,198
235,298	Petroleum Geo-Services ASA	2,906,870
2,580,761	Renewable Energy Corp. ASA*	1,120,829
55,144	Statoil ASA, Sponsored ADR	1,250,666
104,673	Statoil ASA	2,375,668
321,797	Storebrand ASA*	1,782,812
233,113	Telenor ASA	5,325,639
114,653	TGS Nopec Geophysical Co. ASA	3,374,250
41,873	Yara International ASA	1,728,739

	Total Norway	33,101,162

	Portugal — 0.1%

78,782	Banco Comercial Portugues SA Class R*	10,238
1,214,324	Sonae	1,515,556

	Total Portugal	1,525,794

	Russia — 0.4%

27,102	Magnit OJSC****	6,872,462

	Singapore — 0.5%

145,000	DBS Group Holdings, Ltd.	1,897,509
314,000	Frasers Commercial Trust REIT‡	315,314
480,000	SembCorp Industries, Ltd.	2,023,670
368,000	UOL Group, Ltd.	1,803,706
194,230	Venture Corp., Ltd.‡	1,181,092
2,491,243	Yangzijiang Shipbuilding Holdings, Ltd.‡	2,174,067

	Total Singapore	9,395,358

	South Africa — 0.3%

24,892	Kumba Iron Ore, Ltd.	1,147,672
101,466	Sasol, Ltd.	4,828,728

	Total South Africa	5,976,400

	South Korea — 1.2%

109,502	Celltrion, Inc.	4,763,504
12,836	Daelim Industrial Co., Ltd.	1,158,575
34,041	Hyundai Motor Co.	7,950,581
18,940	Kia Motors Corp.	1,150,843

52	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

140,590	Samsung Heavy Industries Co., Ltd.	5,625,301
6,997	Samsung SDI Co., Ltd.	1,220,776
6,803	SK Holdings Co., Ltd.	1,228,076

	Total South Korea	23,097,656

	Spain — 2.2%

8,652	Acciona SA‡	492,539
210,456	Amadeus IT Holding SA	7,463,959
288,757	Duro Felguera SA	1,977,833
85,551	Endesa SA*	2,229,848
79,352	Ferrovial SA	1,427,544
77,622	Gas Natural SDG SA	1,621,278
30,883	Grifols SA	1,268,775
823,368	Iberdrola SA	4,787,004
45,169	Inditex SA	6,964,193
65,536	International Consolidated Airlines Group SA (Barcelona Exchange)*	358,400
257,358	International Consolidated Airlines Group SA (London Exchange)*	1,409,917
451,463	Repsol VPF SA	11,198,833

	Total Spain	41,200,123

	Sweden — 4.0%

58,026	Assa Abloy AB	2,665,017
20,526	Atlas Copco AB	542,622
124,895	Atlas Copco AB Class A	3,659,485
17,343	Axis Communications AB	545,690
15,842	Hennes & Mauritz AB Class B	688,375
29,697	Hexagon AB	896,028
56,953	Holmen AB	1,832,789
118,487	Hufvudstaden AB	1,508,966
23,321	ICA Gruppen AB*	718,173
30,754	Intrum Justitia AB	823,541
29,445	Investment AB Oresund*	561,569
64,690	JM AB‡	1,883,363
69,504	Meda AB	836,459
53,449	NCC AB	1,591,878
27,785	Nobia AB	222,778
812,189	Nordea Bank AB	9,799,730
110,740	Peab AB	662,568
133,557	Saab AB	2,671,930
187,028	Sandvik AB	2,585,681
135,648	SAS AB*	477,284
41,774	Scania AB Class B	895,561
85,518	Skanska AB	1,645,627
43,721	SKF AB	1,217,743
352,887	Svenska Cellulosa AB Class B	8,900,328
65,743	Swedish Match AB	2,321,389
75,739	Swedish Orphan Biovitrum AB*	754,666
92,106	Tele2 AB	1,178,732
201,520	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	2,690,292

See accompanying Notes to the Financial Statements.	53

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

1,025,469	Telefonaktiebolaget LM Ericsson	13,650,356
609,999	TeliaSonera AB	4,676,301
62,018	Trelleborg AB Class B	1,176,035

	Total Sweden	74,280,956

	Switzerland — 7.7%

76,690	ABB, Ltd.	1,814,099
47,297	Actelion, Ltd.	3,357,995
172,074	Aryzta AG	11,503,316
15,558	Baloise-Holding AG	1,720,542
6,142	Basilea Pharmaceutica	529,805
6,873	Bucher Industries AG	1,761,099
5,241	Flughafen Zuerich AG	2,763,226
13,852	Geberit AG	3,740,844
4,945	Georg Fischer AG	3,010,476
3,798	Givaudan SA	5,548,419
3,844	Helvetia Holding AG	1,704,666
49,757	Julius Baer Group, Ltd.	2,322,085
386,994	Nestle SA	27,069,251
139,424	Novartis AG	10,716,028
101,400	OC Oerlikon Corp. AG Class R	1,356,859
126,889	Roche Holding AG	34,225,300
23,019	Roche Holding AG, Sponsored ADR	1,554,473
11,636	Schindler Holding AG	1,747,491
2,715	SGS SA	6,482,372
13,901	Swiss Life Holding	2,631,851
71,350	Swiss Re, Ltd.	5,902,107
2,164	Swisscom AG	1,040,060
17,587	Syngenta AG	7,184,559
21,348	Vontobel Holding AG	831,020
18,180	Zurich Insurance Group AG	4,682,468

	Total Switzerland	145,200,411

	Taiwan — 0.3%

296,136	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,022,467

	Thailand — 0.3%

463,670	Advanced Info Service PCL (Registered Shares)	3,779,919
218,900	PTT Exploration & Production PCL	1,144,186
514,600	PTT Global Chemical PCL	1,225,630

	Total Thailand	6,149,735

	United Kingdom — 17.9%

1,349,033	Aberdeen Asset Management Plc	8,270,982
60,045	Admiral Group Plc	1,198,930
516,456	Alent Plc	2,969,037
47,556	Amec Plc	827,110
186,418	Amlin Plc	1,223,239

54	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

529,416	Antofagasta Plc	7,017,294
350,095	Ashmore Group Plc	2,212,781
108,543	Ashtead Group Plc	1,081,892
143,972	AstraZeneca Plc, Sponsored ADR	7,476,466
38,613	AstraZeneca Plc	2,010,648
152,169	BAE Systems Plc	1,119,743
1,738,367	Barclays Plc	7,474,117
708,191	Barratt Developments Plc*	3,539,160
103,000	BBA Aviation Plc	508,734
67,668	Bellway Plc	1,440,997
47,243	Berendsen Plc	694,285
52,026	Bodycote Plc	547,631
136,185	BP Plc, Sponsored ADR	5,723,856
730,170	BP Plc	5,121,133
254,106	British American Tobacco Plc	13,482,766
55,605	British American Tobacco Plc, Sponsored ADR	5,846,866
735,810	BT Group Plc	4,079,936
32,771	BT Group Plc, Sponsored ADR	1,812,236
276,249	Bunzl Plc	5,985,642
505,446	Cairn Energy Plc*	2,146,975
311,106	Centrica Plc	1,862,566
1,438,922	Cobham Plc	6,694,633
734,434	Compass Group Plc	10,109,405
42,211	Dairy Crest Group Plc	311,364
564,675	Direct Line Insurance Group Plc	1,949,574
980,233	DSG International Plc*	740,834
55,982	easyJet Plc	1,158,599
123,934	Galliford Try Plc	2,087,266
326,512	GlaxoSmithKline Plc, Sponsored ADR	16,381,107
499,672	GlaxoSmithKline Plc	12,602,798
22,781	Greene King Plc	295,501
346,543	Halma Plc	3,179,149
955,097	Hays Plc	1,831,273
663,726	Henderson Group Plc, ADR	2,029,417
208,685	Home Retail Group	568,084
1,714,996	HSBC Holdings Plc (Ordinary Shares)	18,590,998
329,406	ICAP Plc	1,996,665
140,055	IG Group Holdings Plc	1,313,201
57,324	Imperial Tobacco Group Plc	2,123,032
106,095	Inchcape Plc	1,048,901
62,257	Inmarsat Plc	714,806
42,086	InterContinental Hotels Group Plc	1,228,136
277,628	Intermediate Capital Group Plc	2,006,972
1,059,726	ITV Plc	3,008,357
139,808	J Sainsbury Plc	886,375
124,582	Jardine Lloyd Thompson Group Plc	1,906,518
152,087	John Wood Group Plc	1,975,242
841,680	Legal & General Group Plc	2,674,237
77,697	London Stock Exchange Group Plc	1,933,891

See accompanying Notes to the Financial Statements.	55

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

230,753	Man Group Plc	313,519
231,023	Meggitt Plc	2,053,910
194,976	Mitchells & Butlers Plc*	1,297,708
116,174	Mondi Plc	1,962,217
1,689,704	Old Mutual Plc	5,133,308
218,949	Pearson Plc	4,456,892
100,725	Persimmon Plc	1,771,418
85,878	Petrofac, Ltd.	1,953,944
837,716	Prudential Plc	15,614,426
925,195	QinetiQ Group Plc	2,870,666
140,084	Reckitt Benckiser Group Plc	10,253,706
169,078	Reed Elsevier Plc	2,280,794
75,888	Restaurant Group Plc (The)	653,791
17,426	Rightmove Plc	668,523
321,022	Rolls-Royce Holdings Plc	5,780,874
62,242	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	2,054,111
282,952	Royal Dutch Shell Plc Class A (London Exchange)	9,347,529
127,427	SABMiller Plc	6,486,775
132,967	Shire Plc	5,335,794
19,179	Shire Plc, ADR	2,299,370
69,739	Spectris Plc	2,491,352
239,153	Stagecoach Group Plc	1,262,934
303,235	Standard Chartered Plc	7,272,576
549,233	Standard Life Plc	3,072,082
2,359,851	Taylor Wimpey Plc	3,836,827
58,394	The Berkeley Group Holdings Unit Plc	1,959,349
64,878	Ultra Electronics Holdings Plc	1,984,647
106,963	United Business Media, Ltd.	1,237,627
4,270,189	Vodafone Group Plc	14,936,703
250,625	Vodafone Group Plc, Sponsored ADR	8,816,987
54,886	Weir Group Plc (The)	2,070,958
176,457	WH Smith Plc	2,363,188
907,601	William Hill Plc	5,923,166

	Total United Kingdom	336,839,028

	TOTAL COMMON STOCKS (COST $1,505,752,903)	1,787,956,585

	INVESTMENT COMPANIES — 1.3%

	United States — 1.3%

297,193	iShares MSCI EAFE Index Fund	18,957,942
328,386	iShares MSCI Taiwan Index Fund	4,571,133

	Total United States	23,529,075

	TOTAL INVESTMENT COMPANIES (COST $22,107,969)	23,529,075

	PREFERRED STOCKS — 1.2%

	Brazil — 0.1%

90,800	Itau Unibanco Holding SA, 3.43%	1,283,245

56	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Germany — 1.1%

90,268	Henkel AG & Co. KGaA, 1.30%	9,307,315
49,308	Porsche Automobil Holding SE, 3.13%	4,311,779
29,852	Volkswagen AG, 2.10%	7,041,300

	Total Germany	20,660,394

	TOTAL PREFERRED STOCKS (COST $16,908,377)	21,943,639

	RIGHTS — 0.0%

	Norway — 0.0%

44,496	Renewable Energy, Strike Price $0.00, Expires 10/13/2013* ****	—

	United Kingdom — 0.0%

132,225	Barclays Plc, Strike Price $0.00, Expires 10/02/2013*	172,906

	TOTAL RIGHTS (COST $—)	172,906

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Put Options — 0.0%

3,143,726,881	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank Securities, Strike Price $102.50, Expires 04/02/14	440,458
1,126,158,133	OTC Japanese Yen versus U.S. Dollar with JP Morgan Securities, Inc., Strike Price $0.01, Expires 01/20/14	262,198

	TOTAL OPTIONS PURCHASED (COST $683,923)	702,656

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 5.0%

	Bank Deposit — 2.4%

44,236,799	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	44,236,799

	Securities Lending Collateral — 2.6%

49,103,414	State Street Navigator Securities Lending Prime Portfolio***	49,103,414

	TOTAL SHORT-TERM INVESTMENTS (COST $93,340,213)	93,340,213

	TOTAL INVESTMENTS — 102.7% (Cost $1,638,793,385)	1,927,645,074

	Other Assets and Liabilities (net) — (2.7)%	(50,073,269)

	NET ASSETS — 100.0%	$1,877,571,805

See accompanying Notes to the Financial Statements.	57

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

‡	All or a portion of this security is out on loan.

¤	Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2013 was $0.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $7,496,768 which represents 0.4% of net assets. The aggregate tax cost of these securities held at September 30, 2013 was $5,910,599.

58	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	8.2
Telecommunications	8.2
Insurance	7.0
Banks	6.6
Chemicals	4.7
Food	4.4
Oil & Gas	4.3
Auto Manufacturers	4.1
Diversified Financial Services	3.4
Electric	2.1
Agriculture	2.0
Auto Parts & Equipment	2.0
Electronics	1.9
Media	1.7
Retail	1.7
Transportation	1.7
Commercial Services	1.5
Mining	1.5
Engineering & Construction	1.4
Holding Companies — Diversified	1.4
Real Estate	1.4
Aerospace & Defense	1.3
Beverages	1.3
Internet	1.3
Machinery — Diversified	1.2
Miscellaneous — Manufacturing	1.2
Software	1.2
Home Builders	1.1
Electrical Components & Equipment	1.0
Forest Products & Paper	1.0
Household Products & Wares	1.0
Semiconductors	1.0
Unaffiliated Fund	1.0
Building Materials	0.9
Health Care — Products	0.8
Metal Fabricate & Hardware	0.8
Oil & Gas Services	0.8
Computers	0.7
Cosmetics & Personal Care	0.7
Hand & Machine Tools	0.7
Machinery — Construction & Mining	0.7
Apparel	0.6
Distribution & Wholesale	0.6
Entertainment	0.6
Biotechnology	0.5
Food Service	0.5
Lodging	0.5
Gas	0.4
Iron & Steel	0.4
Office & Business Equipment	0.4
Shipbuilding	0.4

See accompanying Notes to the Financial Statements.	59

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Airlines	0.3
Equity Fund	0.3
Health Care — Services	0.3
Home Furnishings	0.3
REITS	0.2
Coal	0.1
Energy-Alternate Sources	0.1
Leisure Time	0.1
Toys, Games & Hobbies	0.1
Water	0.1
Investment Companies	0.0
Packaging & Containers	0.0
Textiles	0.0
Short-Term Investments and Other Assets and Liabilities (net)	2.3

100.0%

60	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	DEBT OBLIGATIONS — 100.1%

	Asset Backed Securities — 4.4%

17,275	ACE Securities Corp., Series 2005-SD3, Class A, 0.58%, due 08/25/45†	17,267
6,700,000	ACE Securities Corp. Home Equity Loan Trust, Series 2005-SD3, Class M1, 0.88%, due 08/25/45†	6,384,122
452,197	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 0.94%, due 09/25/33†	430,809
316,867	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.87%, due 04/25/34†	300,109
263,738	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.16%, due 12/15/33†	243,584
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/17 144A	218,746
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, due 05/20/18 144A	258,683
200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, due 03/20/19 144A	199,681
220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.92%, due 09/20/19 144A	215,822
240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.97%, due 02/20/20 144A	245,325
23,749	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.85%, due 02/28/44†	23,340
39,183	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.81%, due 05/28/44†	38,688
135,290	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.75%, due 09/25/34†	130,747
464,070	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.54%, due 09/25/35†	443,003
29,673	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.58%, due 12/25/42†	29,032
1,362,727	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,513,989
776,032	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	885,747
3,020,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, due 10/16/17	3,014,550
250,921	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.38%, due 11/25/45† 144A	240,694
57,880	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.25%, due 05/25/37†	44,249
88,856	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	93,520
38,087	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.41%, due 12/15/35†	29,197
94,216	CVS Pass-Through Trust, 5.88%, due 01/10/28	103,412
220,580	CVS Pass-Through Trust, 6.04%, due 12/10/28	243,712
51,976	CVS Pass-Through Trust, 6.94%, due 01/10/30	60,569
201,825	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	224,530
1,170,000	Educational Funding of the South, Inc., Series 2011-1, Class A2, 0.92%, due 04/25/35†	1,167,443
425,000	Greenpoint Manufactured Housing, Series 1999-2, Class A2, 2.95%, due 03/18/29†	365,515
250,000	Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, 3.58%, due 06/19/29†	246,374
250,000	Greenpoint Manufactured Housing, Series 1999-4, Class A2, 3.68%, due 02/20/30†	208,393
375,000	Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 3.69%, due 02/20/32†	336,847

See accompanying Notes to the Financial Statements.	61

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued

500,000	Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 3.69%, due 03/13/32†	440,103
14,404	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.62%, due 07/25/30†	14,304
211,521	GSAA Trust, Series 2006-14, Class A1, 0.23%, due 09/25/36†	103,296
144,217	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.73%, due 03/25/34†	144,363
154,038	GSAMP Trust, Series 2006-S4, Class A1, 0.27%, due 05/25/36†	31,594
280,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	295,198
470,000	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.83%, due 08/25/19 144A	460,046
420,341	Home Equity Asset Trust, Series 2003-8, Class M1, 1.26%, due 04/25/34†	391,730
755,514	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.53%, due 10/25/32†	745,836
4,000,000	Merrill Lynch Mortgage Investors Trust, Series 2005-FM1, Class M1, 0.66%, due 05/25/36†	3,257,568
140,061	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.29%, due 03/25/37†	93,783
395,752	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.20%, due 10/25/33†	362,221
359,231	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.38%, due 06/25/33†	346,774
281,120	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.23%, due 06/25/33†	265,506
113,459	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.33%, due 02/25/37†	57,962
1,100,000	Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 0.86%, due 03/22/32†	991,704
380,698	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.90%, due 10/25/33† 144A	351,080
229,094	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.08%, due 12/25/33†	211,828
209,372	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.24%, due 12/25/33†	193,556
1,558,535	Origen Manufactured Housing, Series 2006-A, Class A2, 2.49%, due 10/15/37†	1,267,508
1,351,964	Origen Manufactured Housing, Series 2007-A, Class A2, 2.31%, due 04/15/37†	1,121,775
1,700,000	Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1.11%, due 03/25/36†	1,614,801
154,774	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	86,246
277,500	SACO I, Inc., Series 2006-5, Class 1A, 0.48%, due 04/25/36†	215,769
109,500	SACO I, Inc., Series 2006-6, Class A, 0.44%, due 06/25/36†	97,404
1,015,384	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.87%, due 05/25/35†	931,557
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.68%, due 09/16/24†	1,051,931
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.54%, due 12/15/25† 144A	499,227
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.57%, due 01/25/18†	535,376
1,407,137	SLM Student Loan Trust, Series 2008-9, Class A, 1.77%, due 04/25/23†	1,447,799
270,267	SLM Student Loan Trust, Series 2009-CT, Class 1A, 2.35%, due 04/15/39† ¤ 144A	270,847
694,035	SLM Student Loan Trust, Series 2010-1, Class A, 0.58%, due 03/25/25†	692,347
2,810,272	SLM Student Loan Trust, Series 2010-A, Class 2A, 3.43%, due 05/16/44† 144A	2,959,725
2,000,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	2,097,841
414,682	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	467,966
69,650	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.29%, due 01/25/37†	40,916
45,362	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.26%, due 06/25/37†	33,340
2,216,152	Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1, 1.00%, due 05/25/35†	2,025,853
31,554	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	31,220

62	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued

616,717	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.40%, due 02/25/36† 144A	44,860
79,065	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	89,936
1,466,793	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.12%, due 05/25/46†	958,844
1,009,858	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.47%, due 07/25/45†	937,800

		46,237,039

	Bank Loans — 1.3%

179,548	ADS Waste Holdings, Inc., New Term Loan B, 4.25%, due 10/09/19¤	179,804
498,750	American Airlines, Inc., Term Loan, 4.75%, due 06/27/19¤	496,256
200,000	Aramark Corp., Term Loan D, 4.00%, due 09/09/19¤	200,905
225,076	Brickman Group Holdings, Inc., New Term Loan B2, 3.26%, due 10/14/16¤	226,061
283,878	Brickman Group Holdings, Inc., New Term Loan B3, 4.00%, due 09/28/18¤	285,120
399,000	Charter Communications Operating, LLC, Term Loan F, 3.00%, due 01/04/21¤	395,651
399,000	CSC Holdings, Inc., New Term Loan B, 2.68%, due 04/17/20¤	395,135
727,343	Del Monte Foods Company, Term Loan, 4.00%, due 03/08/18¤	726,662
491,937	Dunkin Brands, Inc., Term Loan B3, 3.75%, due 02/11/20¤	491,383
402,893	Emergency Medical Services Corp., Term Loan, 4.00%, due 05/25/18¤	402,977
459,425	Exopack, LLC, Term Loan, 5.00%, due 05/31/17¤	460,574
400,000	First Data Corp., Term Loan, 4.18%, due 09/24/18¤	397,850
990,000	Fotesque Metal Group, Ltd., Term Loan, 5.25%, due 10/18/17¤	995,288
389,248	Frac Tech International, LLC, Term Loan B, 8.50%, due 05/06/16¤	382,923
471,321	Gymboree Corp., Term Loan, 5.00%, due 02/23/18¤	457,013
99,750	H.J. Heinz Co., Term Loan B1, 3.25%, due 06/07/19¤	100,089
249,375	H.J. Heinz Co., Term Loan B2, 3.50%, due 06/05/20¤	250,638
359,275	Harrahs Operating Company, Inc., Term Loan B, 5.43%, due 01/28/18¤	326,379
400,000	Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, due 04/02/18¤	401,667
349,680	Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.68%, due 11/23/16¤	349,850
70,281	Las Vegas Sands, LLC, Extended Term Loan B, 2.68%, due 11/23/16¤	70,315
219,450	Michaels Stores, Inc., New Term Loan, 3.75%, due 01/28/20¤	220,195
361,163	Neiman Marcus Group, Inc. (The), Extended Term Loan, 4.00%, due 05/16/18¤	360,899
398,997	NRG Energy, Inc., Term Loan B, 2.75%, due 07/02/18¤	397,096
379,045	Par Pharmaceutical Cos., Inc., Term Loan B, 4.25%, due 09/30/19¤	378,256
149,623	Party City Holdings, Inc., Term Loan B, 4.25%, due 07/29/19¤	149,669
158,553	Phillips-Van Heusen Corp., Term Loan B, 3.25%, due 02/13/20¤	158,768
999,209	Schaffler AG, Term Loan C2, 6.00%, due 01/27/17¤	1,014,197
369,070	Silver II US Holdings, LLC, Term Loan, 4.00%, due 12/13/19¤	367,020
356,104	Sunguard Data Systems, Inc., Term Loan B, 4.00%, due 02/28/16¤ †	357,350
388,627	Supervalu, Inc., Term Loan B, 5.00%, due 03/21/19¤	388,081
399,727	Univision Communications, Inc., Extended Term Loan, 4.50%, due 03/31/17¤	401,026
470,000	Virgin Media Investment Holdings, Ltd., Term Loan B, 3.50%, due 06/07/20¤	468,368
350,225	Walter Energy, Inc., Term Loan B, 6.75%, due 04/02/18¤	337,383
369,300	Wendy’s International, Inc., Term Loan B, 3.25%, due 05/15/19¤	369,152
119,698	Windstream Corp., Term Loan B4, 3.50%, due 01/23/20¤	120,028

		13,480,028

See accompanying Notes to the Financial Statements.	63

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — 29.6%

690,000	AbbVie, Inc., 1.75%, due 11/06/17	685,008
420,000	AbbVie, Inc., 2.90%, due 11/06/22	393,561
300,000	Access Midstream Partners LP/ACMP Finance Corp., 4.88%, due 05/15/23	283,500
90,000	Access Midstream Partners LP/ACMP Finance Corp., 5.88%, due 04/15/21	92,925
180,000	Activision Blizzard, Inc., 5.63%, due 09/15/21 144A	180,675
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	778,600
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14**** †††	—
3,875,000	Ally Financial, Inc., 4.50%, due 02/11/14	3,919,989
590,000	Ally Financial, Inc., 7.50%, due 09/15/20	665,225
440,000	Altria Group, Inc., 2.85%, due 08/09/22	403,754
390,000	Altria Group, Inc., 4.75%, due 05/05/21	414,421
270,000	Altria Group, Inc., 8.50%, due 11/10/13	272,206
490,000	Altria Group, Inc., 9.25%, due 08/06/19	647,863
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	669,707
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	172,120
580,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	616,975
540,000	American Honda Finance Corp., 1.00%, due 08/11/15 144A	542,685
110,000	American International Group, Inc., 3.75%, due 11/30/13 144A	110,527
525,000	American International Group, Inc., 4.25%, due 09/15/14	542,438
300,000	American International Group, Inc., 5.85%, due 01/16/18	341,779
3,750,000	American International Group, Inc., 8.25%, due 08/15/18	4,685,306
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	453,100
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	537,470
220,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	255,972
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20 144A	729,425
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	268,805
570,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	644,674
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	391,329
250,000	ANZ National Int’l Ltd/London, 1.85%, due 10/15/15 144A	254,015
570,000	Apache Corp., 3.25%, due 04/15/22	559,056
330,000	Apple, Inc., 2.40%, due 05/03/23	299,338
160,000	ArcelorMittal, 5.00%, due 02/25/17	167,200
580,000	Arch Coal, Inc., 7.00%, due 06/15/19‡	455,300
200,000	AT&T, Inc., 2.63%, due 12/01/22‡	179,614
120,000	AT&T, Inc., 3.88%, due 08/15/21	121,727
91,000	AT&T, Inc., 4.35%, due 06/15/45	75,410
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,519
40,000	AT&T, Inc., 5.55%, due 08/15/41	39,846
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	692,252
550,000	AT&T, Inc., Global Note, 6.30%, due 01/15/38	596,331
1,600,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,784,131
130,000	Atwood Oceanics, Inc., 6.50%, due 02/01/20	136,825
2,325,000	BAC Capital Trust XI, 6.63%, due 05/23/36	2,511,226
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	514,946
260,000	Ball Corp., 5.00%, due 03/15/22	253,500
610,000	Ball Corp., 5.75%, due 05/15/21	646,600
350,000	Bank of America Corp., 3.30%, due 01/11/23	328,510

64	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

140,000	Bank of America Corp., 3.88%, due 03/22/17	149,024
400,000	Bank of America Corp., 4.50%, due 04/01/15	420,228
910,000	Bank of America Corp., 5.00%, due 05/13/21	978,922
4,605,000	Bank of America Corp., 7.63%, due 06/01/19	5,653,632
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	564,838
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	462,947
180,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	186,912
100,000	Bank One Capital III, 8.75%, due 09/01/30	129,756
200,000	Barclays Bank Plc, 7.70%, due 12/31/49† ¤ 144A	216,287
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	133,792
310,000	Barrick Gold Corp., 3.85%, due 04/01/22	274,644
550,000	Barrick Gold Corp., 4.10%, due 05/01/23	485,259
480,000	Barrick Gold Corp., 6.95%, due 04/01/19	548,347
120,000	Barrick North America Finance LLC, 4.40%, due 05/30/21	111,674
530,000	BBVA US Senior SAU, 3.25%, due 05/16/14	535,932
820,000	BBVA US Senior SAU, 4.66%, due 10/09/15	854,196
40,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	41,479
30,000	BHP Billiton Finance USA, Ltd., 3.25%, due 11/21/21	29,825
290,000	BHP Billiton Finance USA, Ltd., 5.00%, due 09/30/43	296,516
900,000	BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,076,871
280,000	BNP Paribas SA, 2.38%, due 09/14/17	284,047
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	293,811
160,000	Boeing Co. (The), 4.88%, due 02/15/20	182,110
1,950,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	2,012,718
250,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	282,995
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	288,282
1,625,000	Boston Scientific Corp., 6.00%, due 01/15/20	1,860,916
425,000	Boston Scientific Corp., 6.40%, due 06/15/16	477,496
270,000	BP Capital Markets Plc, 3.13%, due 10/01/15	282,508
230,000	BP Capital Markets Plc, 3.25%, due 05/06/22	222,481
50,000	BP Capital Markets Plc, 3.56%, due 11/01/21	49,821
390,000	BP Capital Markets Plc, 5.25%, due 11/07/13	391,752
160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	167,550
1,100,000	Burlington Northern Santa Fe LLC, 3.05%, due 09/01/22	1,051,593
60,000	Calpine Corp., 7.50%, due 02/15/21 144A	64,050
350,000	Calpine Corp., 7.88%, due 01/15/23 144A	370,125
1,700,000	Capital One Financial Corp., 3.50%, due 06/15/23	1,609,514
1,100,000	Capital One Financial Corp., 4.75%, due 07/15/21	1,165,807
140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, due 01/31/22	142,800
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	530,625
730,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	936,495
470,000	Celulosa Arauco y Constitucion SA, Reg S, 4.75%, due 01/11/22‡‡‡	458,941
1,425,000	Cemex SAB de CV, 6.50%, due 12/10/19 144A	1,407,187
430,000	CGG, 6.50%, due 06/01/21	440,750
40,000	Chesapeake Energy Corp., 5.75%, due 03/15/23	40,300
310,000	Chesapeake Energy Corp., 6.13%, due 02/15/21‡	323,175
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17‡	105,213
55,000	Chesapeake Energy Corp., 6.88%, due 11/15/20	59,675
120,000	Cie Generale de Geophysique - Veritas SA, Senior Note, 7.75%, due 05/15/17	123,750

See accompanying Notes to the Financial Statements.	65

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

525,000	Cigna Corp., 4.00%, due 02/15/22	536,983
975,000	Cigna Corp., 5.38%, due 02/15/42	1,027,034
250,000	Cigna Corp., 5.88%, due 03/15/41	281,778
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,267,684
375,000	Cigna Corp., 8.50%, due 05/01/19	482,086
190,000	CIT Group, Inc., 4.25%, due 08/15/17	194,275
170,000	CIT Group, Inc., 5.00%, due 08/01/23	164,904
4,300,000	Citigroup, Inc., 1.04%, due 04/01/16†	4,312,500
500,000	Citigroup, Inc., 3.50%, due 05/15/23	452,098
560,000	Citigroup, Inc., 3.95%, due 06/15/16	596,530
1,040,000	Citigroup, Inc., 4.05%, due 07/30/22	1,011,915
220,000	Citigroup, Inc., 5.35%, due 12/31/49†	192,210
20,000	Citigroup, Inc., 5.38%, due 08/09/20	22,405
380,000	Citigroup, Inc., 5.50%, due 09/13/25	391,666
130,000	Citigroup, Inc., 5.90%, due 12/31/49†	122,696
230,000	Citigroup, Inc., 5.95%, due 12/31/49†	214,762
830,000	Citigroup, Inc., 6.00%, due 12/13/13	839,044
748,000	Citigroup, Inc., 6.01%, due 01/15/15	795,963
2,995,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	3,447,380
110,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	136,428
140,000	CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, due 01/15/16	147,350
520,000	Cliffs Natural Resources, Inc., 3.95%, due 01/15/18‡	522,734
210,000	Cliffs Natural Resources, Inc., 4.80%, due 10/01/20‡	200,477
70,000	Cliffs Natural Resources, Inc., 4.88%, due 04/01/21‡	66,141
320,000	Comcast Corp., 5.65%, due 06/15/35	351,056
350,000	Comcast Corp., 5.70%, due 05/15/18	408,097
1,775,000	Comcast Corp., 5.88%, due 02/15/18	2,072,959
100,000	Comcast Corp., 6.30%, due 11/15/17	117,930
500,000	Comcast Corp., 6.45%, due 03/15/37	598,899
640,000	Comcast Corp., 6.50%, due 01/15/15	688,024
130,000	Comcast Corp., 6.50%, due 01/15/17	151,042
640,000	Commonwealth Bank of Australia, 1.25%, due 09/18/15	646,714
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	320,095
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	146,353
50,000	Concho Resources, Inc., 5.50%, due 10/01/22	50,125
60,000	Concho Resources, Inc., 5.50%, due 04/01/23	59,550
228,000	Concho Resources, Inc., 6.50%, due 01/15/22	245,670
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	620,148
20,000	Consol Energy, Inc., 6.38%, due 03/01/21	20,600
220,000	CONSOL Energy, Inc., 8.25%, due 04/01/20	237,050
390,000	Continental Airlines, Inc., 6.75%, due 09/15/15 144A	403,650
120,000	Continental Resources, Inc., 4.50%, due 04/15/23	118,350
50,000	Continental Resources, Inc., 5.00%, due 09/15/22	50,563
30,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, due 02/08/22	30,090
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	232,360
300,000	COX Communications, Inc., 2.95%, due 06/30/23 144A	259,477
1,525,000	COX Communications, Inc., 3.25%, due 12/15/22 144A	1,356,847

66	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

77,000	COX Communications, Inc., 5.45%, due 12/15/14	81,363
2,150,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	2,393,498
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,120,211
760,000	Credit Agricole SA, 8.38%, due 12/31/49† ‡ 144A	835,050
150,000	CSC Holdings LLC, 6.75%, due 11/15/21	161,250
550,000	CSX Corp., 7.38%, due 02/01/19	676,320
1,160,000	CVS Caremark Corp., 2.75%, due 12/01/22	1,073,955
250,000	Daimler Finance North America LLC, 1.30%, due 07/31/15 144A	251,218
550,000	Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	567,323
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	704,786
160,000	Denbury Resources, Inc., 4.63%, due 07/15/23	147,200
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	342,903
650,000	Devon Energy Corp., 7.95%, due 04/15/32	848,327
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	819,311
200,000	Diageo Investment Corp., 2.88%, due 05/11/22	192,767
30,000	DISH DBS Corp., 7.88%, due 09/01/19	34,350
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	567,541
1,250,000	Dow Chemical Co. (The), 5.70%, due 05/15/18	1,444,322
1,185,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	1,513,072
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	841,458
200,000	Dr Pepper Snapple Group, Inc., 2.90%, due 01/15/16	207,639
240,000	Eagle Spinco, Inc., 4.63%, due 02/15/21 144A	231,300
10,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	10,525
690,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	759,862
1,510,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	1,653,450
150,000	Ecolab, Inc., 4.35%, due 12/08/21	158,315
78,000	El Paso Corp., 7.75%, due 01/15/32	80,128
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	537,731
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	248,345
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	662,256
625,000	Enel Finance International SA, Guaranteed Note, 6.80%, due 09/15/37 144A	625,294
400,000	Enel Spa, 8.75%, due 09/24/73† 144A	409,153
1,033,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,093,689
130,000	Energy Transfer Equity, LP, 7.50%, due 10/15/20	139,750
570,000	Enterprise Products Operating LLC, 3.35%, due 03/15/23	540,546
490,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	544,646
60,000	Enterprise Products Operating LLC, 5.95%, due 02/01/41	64,889
190,000	Enterprise Products Operating LLC, 6.13%, due 10/15/39	210,931
1,350,000	ERP Operating, LP, 3.00%, due 04/15/23	1,243,625
825,000	ERP Operating, LP, 4.63%, due 12/15/21	872,347
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49**** ¤	—
1,450,000	Export-Import Bank of Korea, 4.00%, due 01/11/17	1,551,496
1,200,000	Express Scripts Holding Co., 3.50%, due 11/15/16	1,270,957
50,000	First Data Corp., 6.75%, due 11/01/20 144A	52,000
450,000	First Data Corp., 7.38%, due 06/15/19 144A	475,875
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	146,036
670,000	FirstEnergy Corp., 4.25%, due 03/15/23	613,898

See accompanying Notes to the Financial Statements.	67

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

1,435,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,453,209
70,000	FMG Resources August 2006 Pty, Ltd., 6.38%, due 02/01/16‡ 144A	71,750
140,000	FMG Resources August 2006 Pty, Ltd., 7.00%, due 11/01/15‡ 144A	144,725
170,000	FMG Resources August 2006 Pty, Ltd., 8.25%, due 11/01/19‡ 144A	184,025
540,000	Ford Motor Co., 4.75%, due 01/15/43	483,738
350,000	Ford Motor Credit Co., 8.00%, due 12/15/16	414,637
900,000	Ford Motor Credit Co. LLC, 1.36%, due 08/28/14†	904,672
350,000	Ford Motor Credit Co. LLC, 4.25%, due 09/20/22	350,196
500,000	Ford Motor Credit Co. LLC, 4.38%, due 08/06/23	501,275
1,025,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	1,109,857
2,975,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	3,294,753
650,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	723,705
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	723,471
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	517,311
90,000	Freeport-McMoRan Copper & Gold, Inc., 2.38%, due 03/15/18 144A	87,071
330,000	Freeport-McMoRan Copper & Gold, Inc., 3.10%, due 03/15/20 144A	310,751
490,000	Freeport-McMoRan Copper & Gold, Inc., 3.55%, due 03/01/22	451,456
210,000	Fresenius Medical Care US Finance, Inc., 5.75%, due 02/15/21 144A	216,825
130,000	Fresenius Medical Care US Finance, Inc., 6.88%, due 07/15/17	144,950
3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,225,000
2,600,000	General Electric Capital Corp., 0.55%, due 06/20/14†	2,605,231
210,000	General Electric Capital Corp., 1.63%, due 07/02/15	213,184
2,205,000	General Electric Capital Corp., 4.38%, due 09/16/20	2,349,436
1,165,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,252,032
1,275,000	General Electric Capital Corp., 5.50%, due 01/08/20	1,446,985
310,000	General Electric Capital Corp., 5.88%, due 01/14/38	343,353
380,000	General Electric Capital Corp., 6.00%, due 08/07/19	442,792
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	921,275
150,000	General Electric Capital Corp., 6.88%, due 01/10/39	184,439
270,000	General Electric Co., 0.85%, due 10/09/15	270,758
110,000	General Motors Financial Co., Inc., 2.75%, due 05/15/16 144A	109,931
80,000	General Motors Financial Co., Inc., 3.25%, due 05/15/18 144A	78,000
100,000	General Motors Financial Co., Inc., 4.25%, due 05/15/23 144A	91,625
170,000	GenOn Americas Generation LLC, 9.13%, due 05/01/31	179,350
390,000	GlaxoSmithKline Capital Plc, 2.85%, due 05/08/22	374,902
490,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	570,966
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16††† 144A	1,664
30,000	Goldman Sachs Capital II, Guaranteed Note, 4.00%, due 12/31/49†	22,050
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	151,325
1,380,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,561,455
100,000	Goldman Sachs Group (The), Inc., 6.00%, due 05/01/14	103,121
400,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	457,955
1,660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,866,160
480,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	580,627
130,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	130,193
260,000	Hawk Acquisition Sub, Inc., 4.25%, due 10/15/20 144A	248,625
20,000	HCA, Inc., 5.75%, due 03/15/14	20,425
1,475,000	HCA, Inc., 6.38%, due 01/15/15	1,559,812

68	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

1,815,000	HCA, Inc., 6.50%, due 02/15/16	1,971,544
230,000	HCA, Inc., 7.25%, due 09/15/20	250,700
875,000	Health Net, Inc., 6.38%, due 06/01/17	934,062
190,000	Heineken NV, 1.40%, due 10/01/17 144A	186,978
40,000	Hess Corp., 7.88%, due 10/01/29	50,282
570,000	Hess Corp., 8.13%, due 02/15/19	710,108
1,250,000	Hewlett-Packard Co., 3.30%, due 12/09/16	1,301,470
580,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, due 10/15/21 144A	582,537
1,240,000	HSBC Finance Corp., 6.68%, due 01/15/21	1,418,106
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	386,143
875,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	993,847
2,075,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	2,359,281
100,000	Humana, Inc., 3.15%, due 12/01/22	93,222
150,000	Hyundai Capital America, 2.13%, due 10/02/17 144A	149,774
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	409,970
1,700,000	Industrial Bank of Korea, 2.38%, due 07/17/17 144A	1,708,233
450,000	ING Bank NV, 5.80%, due 09/25/23 144A	455,353
90,000	ING US, Inc., 2.90%, due 02/15/18	90,459
260,000	Intelsat Jackson Holdings SA, 5.50%, due 08/01/23 144A	244,400
350,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	375,375
80,000	Intelsat Jackson Holdings SA, 7.50%, due 04/01/21	86,800
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	229,350
250,000	Intesa Sanpaolo Spa, 3.13%, due 01/15/16	249,774
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	253,848
100,000	John Deere Capital Corp., 1.70%, due 01/15/20	94,521
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	221,319
3,400,000	JPMorgan Chase & Co., 0.88%, due 02/26/16†	3,407,871
990,000	JPMorgan Chase & Co., 1.10%, due 10/15/15	992,393
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	283,561
1,570,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,426,628
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	93,383
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	911,683
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	208,982
250,000	JPMorgan Chase & Co., 4.95%, due 03/25/20	273,845
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,108,891
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,421,281
300,000	JPMorgan Chase Bank NA, 0.58%, due 06/13/16†	296,792
55,000	Kansas City Southern de Mexico SA de CV, 6.13%, due 06/15/21	62,288
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16††† **** 144A	—
640,000	Kerr-McGee Corp., 7.88%, due 09/15/31	809,681
430,000	Key Energy Services, Inc., 6.75%, due 03/01/21	427,850
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	60,523
440,000	Kinder Morgan Finance Co. LLC, 6.00%, due 01/15/18 144A	479,386
2,300,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.70%, due 01/05/16	2,488,989
600,000	Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	692,278
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	356,208
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	397,856

See accompanying Notes to the Financial Statements.	69

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

691,000		Kraft Foods, Inc., 5.38%, due 02/10/20	781,320
400,000		Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	464,383
775,000		Lafarge SA, 6.20%, due 07/09/15 144A	823,437
2,350,000		Lafarge SA, 6.50%, due 07/15/16	2,567,375
600,000		LBG Capital No.1 Plc, 7.88%, due 11/01/20 144A	641,400
1,325,000		Legg Mason, Inc., 5.50%, due 05/21/19	1,444,890
470,000		Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 12/31/49†††	165
270,000		Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	95
890,000		Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	312
300,000		Lloyds TSB Bank Plc, 6.50%, due 09/14/20 144A	331,640
10,000		Lorillard Tobacco Co., 8.13%, due 06/23/19	12,139
980,000		M&T Bank Corp., 6.88%, due 12/31/49 144A	997,990
2,765,000		Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	3,244,390
600,000		Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	689,034
120,000		Mallinckrodt International Finance SA, 4.75%, due 04/15/23 144A	114,311
80,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 4.50%, due 07/15/23	75,800
150,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 5.50%, due 02/15/23	151,125
78,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.25%, due 06/15/22	82,485
70,000		Medtronic, Inc., 3.13%, due 03/15/22	68,989
240,000		Medtronic, Inc., 4.45%, due 03/15/20	263,184
700,000	EUR	Merrill Lynch & Co., Inc., 0.53%, due 05/30/14†	947,825
7,720,000		Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	9,107,145
840,000		Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	928,018
250,000		MetLife, Inc., 4.75%, due 02/08/21	273,773
420,000		MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	426,825
110,000		Michaels Stores, Inc., 7.75%, due 11/01/18	118,800
80,000		MidAmerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	94,801
50,000		Molson Coors Brewing Co., 3.50%, due 05/01/22	49,771
70,000		Morgan Stanley, 4.75%, due 03/22/17	75,641
130,000		Morgan Stanley, (MTN), Series F, 0.72%, due 10/18/16†	127,967
1,000,000		Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,162,104
600,000		Murray Street Investment Trust I, 4.65%, due 03/09/17††	640,406
1,050,000		Myriad International Holdings BV, 6.00%, due 07/18/20 144A	1,107,750
50,000		National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	58,523
80,000		Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, due 07/01/21	77,000
570,000		NBCUniversal Enterprise, Inc., 1.97%, due 04/15/19 144A	554,172
50,000		News America, Inc., 4.50%, due 02/15/21	53,179
525,000		News America, Inc., 5.65%, due 08/15/20	594,980
475,000		News America, Inc., 6.20%, due 12/15/34	515,836
275,000		News America, Inc., 6.40%, due 12/15/35	304,336
30,000		News America, Inc., Senior Note, 6.65%, due 11/15/37	34,195
1,000,000		NextEra Energy Capital Holdings, Inc., 1.34%, due 09/01/15	1,003,945
780,000		Noble Energy, Inc., 4.15%, due 12/15/21	813,448
330,000		Nordea Bank AB, 3.70%, due 11/13/14 144A	341,158
1,000,000		Nordstrom, Inc., 6.25%, due 01/15/18	1,164,888
470,000		Occidental Petroleum Corp., 2.70%, due 02/15/23	435,110
350,000		Occidental Petroleum Corp., 3.13%, due 02/15/22	338,263
580,000		Oracle Corp., 1.20%, due 10/15/17	570,199

70	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

920,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	1,026,648
10,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	12,783
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	11,498
170,000	Peabody Energy Corp., 6.25%, due 11/15/21‡	165,750
220,000	Peabody Energy Corp., 6.50%, due 09/15/20	217,800
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	643,045
580,000	PepsiCo, Inc., 0.70%, due 08/13/15	581,075
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	217,917
240,000	Pernod-Ricard SA, 2.95%, due 01/15/17 144A	249,189
510,000	Pernod-Ricard SA, 4.45%, due 01/15/22 144A	524,488
695,000	Petrobras Global Finance BV, 4.38%, due 05/20/23	642,726
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	414,716
5,195,000	Petrobras International Finance Co., 5.38%, due 01/27/21	5,244,794
196,000	Petrobras International Finance Co., 5.75%, due 01/20/20	204,637
160,000	Petrobras International Finance Co., 6.13%, due 10/06/16	175,399
992,000	Petroleos Mexicanos, 3.50%, due 01/30/23	904,180
430,000	Petroleos Mexicanos, 5.50%, due 01/21/21	462,250
240,000	Philip Morris International, Inc., 2.50%, due 08/22/22	221,416
480,000	Philip Morris International, Inc., 2.90%, due 11/15/21	466,008
250,000	Philip Morris International, Inc., 4.50%, due 03/20/42	234,844
90,000	Plains Exploration & Production Co., 6.50%, due 11/15/20	96,668
30,000	Plains Exploration & Production Co., 6.88%, due 02/15/23	32,325
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	98,430
90,000	QEP Resources, Inc., 5.25%, due 05/01/23	84,375
70,000	QEP Resources, Inc., 6.88%, due 03/01/21	74,725
100,000	Qwest Corp., 6.88%, due 09/15/33	97,370
45,000	Qwest Corp., 7.50%, due 10/01/14	47,693
215,000	Rabobank Nederland NV, 11.00%, due 12/29/49† 144A	281,315
500,000	Range Resources Corp., 6.75%, due 08/01/20	541,250
487,000	Range Resources Corp., 8.00%, due 05/15/19	525,351
73,098	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14**** †††	—
220,000	Raytheon Co., 3.13%, due 10/15/20	223,517
1,428,000	Reed Elsevier Capital, Inc., 3.13%, due 10/15/22	1,324,553
316,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	402,855
20,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 4.50%, due 11/01/23 144A	18,200
329,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 6.50%, due 07/15/21	347,095
190,000	Reynolds American, Inc., 3.25%, due 11/01/22	175,237
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	873,057
410,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.13%, due 04/15/19	437,675
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,195,234
346,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	411,658
170,000	Rock-Tenn Co., 3.50%, due 03/01/20	168,337
90,000	Rock-Tenn Co., 4.00%, due 03/01/23	87,367
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	23,912
330,000	Royal Bank of Scotland Group Plc, 2.55%, due 09/18/15	337,243
70,000	Royal Bank of Scotland Group Plc, 4.70%, due 07/03/18	70,424

See accompanying Notes to the Financial Statements.	71

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

250,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	256,291
460,000	Royal Bank of Scotland Group Plc, 6.10%, due 06/10/23‡	464,901
2,150,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	2,173,517
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 12/31/49† 144A	208,000
70,000	Royal Bank of Scotland Group Plc, 7.65%, due 12/31/49†	72,450
775,000	Royal Bank of Scotland Plc (The), 4.38%, due 03/16/16	827,897
250,000	Royal Bank of Scotland Plc (The), 5.63%, due 08/24/20	276,431
325,000	Royal Bank of Scotland Plc (The), 6.13%, due 01/11/21	367,041
200,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	202,896
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15 144A	408,174
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	117,150
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	11,375
110,000	SESI LLC, 7.13%, due 12/15/21	120,725
580,000	Shell International Finance BV, 4.38%, due 03/25/20	640,199
260,000	Sinopec Group Overseas Development 2012, Ltd., 2.75%, due 05/17/17 144A	265,694
1,270,000	SLM Corp., 3.88%, due 09/10/15	1,301,750
10,000	SLM Corp., 5.00%, due 04/15/15	10,425
2,675,000	SLM Corp., 6.00%, due 01/25/17	2,848,875
475,000	SLM Corp., 6.25%, due 01/25/16	507,656
480,000	SLM Corp., 8.00%, due 03/25/20	520,200
320,000	Softbank Corp., 4.50%, due 04/15/20 144A	307,600
880,000	Southern Copper Corp., 5.25%, due 11/08/42	714,109
20,000	Sprint Capital Corp., 8.75%, due 03/15/32	20,425
880,000	Sprint Corp., 7.88%, due 09/15/23 144A	899,800
375,000	Sprint Nextel Corp., 6.00%, due 12/01/16	398,437
850,000	State Street Corp., 4.96%, due 03/15/18	936,066
190,000	Steel Dynamics, Inc., 7.63%, due 03/15/20	206,388
99,000	SunTrust Preferred Capital I, 4.00%, due 12/31/49†	78,210
240,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	224,400
100,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, due 04/15/20 144A	109,750
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	471,859
666,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	686,302
1,250,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	1,378,686
1,630,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	1,800,314
450,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	420,374
370,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	379,744
10,000	Telefonica Emisiones SAU, 5.46%, due 02/16/21	10,265
30,000	Telefonica Emisiones SAU, 5.88%, due 07/15/19	32,569
50,000	Telefonica Emisiones SAU, 6.22%, due 07/03/17	55,346
360,000	Temasek Financial I, Ltd., 2.38%, due 01/23/23 144A	330,386
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	84,713
380,000	Tenet Healthcare Corp., 6.00%, due 10/01/20 144A	389,262
120,000	Teva Pharmaceutical Finance Co. BV, 3.65%, due 11/10/21	119,312
610,000	Teva Pharmaceutical Finance IV BV, 3.65%, due 11/10/21	606,503
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	216,845
520,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	491,846
10,000	Time Warner Cable, Inc., 5.00%, due 02/01/20	10,139

72	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	805,393
160,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	136,594
720,000	Time Warner Cable, Inc., 6.55%, due 05/01/37	664,389
725,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	723,488
1,705,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	1,975,930
2,150,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	2,532,255
260,000	Time Warner, Inc., 4.70%, due 01/15/21	278,301
200,000	Time Warner, Inc., 4.75%, due 03/29/21	214,542
50,000	Time Warner, Inc., 6.25%, due 03/29/41	55,155
200,000	Time Warner, Inc., 7.63%, due 04/15/31	249,581
2,700,000	Time Warner, Inc., 7.70%, due 05/01/32	3,408,809
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,233,375
3,200,000	TNK-BP Finance SA, Reg S, 7.88%, due 03/13/18‡‡‡	3,704,000
670,000	Toyota Motor Credit Corp., 1.25%, due 10/05/17	661,043
130,000	Transocean, Inc., 5.05%, due 12/15/16	142,572
160,000	Transocean, Inc., 6.38%, due 12/15/21	178,139
1,025,000	Travelers Cos. (The), Inc., 5.80%, due 05/15/18	1,197,178
490,000	Turlock Corp., 1.50%, due 11/02/17 144A	483,580
1,430,000	Turlock Corp., 2.75%, due 11/02/22 144A	1,335,244
250,000	Turlock Corp., 4.15%, due 11/02/42 144A	222,974
130,000	tw telecom holdings, Inc., 5.38%, due 10/01/22	124,475
370,000	UBS AG/Stamford Branch, 2.25%, due 01/28/14	372,352
3,087,000	Union Pacific Corp., 4.16%, due 07/15/22	3,266,682
300,000	United Business Media, Ltd., 5.75%, due 11/03/20 144A	307,120
270,000	United Technologies Corp., 4.50%, due 06/01/42	263,319
40,000	UnitedHealth Group, Inc., 1.63%, due 03/15/19	38,595
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	89,888
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	606,673
170,000	Univision Communications, Inc., 5.13%, due 05/15/23‡ 144A	163,625
1,532,000	Vale Overseas, Ltd., 4.38%, due 01/11/22	1,483,656
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	397,486
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14‡ 144A	224,400
200,000	Verizon Communications, Inc., 2.00%, due 09/14/18†	210,550
40,000	Verizon Communications, Inc., 2.45%, due 11/01/22	35,538
200,000	Verizon Communications, Inc., 2.50%, due 09/15/16	206,284
800,000	Verizon Communications, Inc., 3.65%, due 09/14/18	843,909
700,000	Verizon Communications, Inc., 4.50%, due 09/15/20	745,539
2,410,000	Verizon Communications, Inc., 5.15%, due 09/15/23	2,588,063
50,000	Verizon Communications, Inc., 6.35%, due 04/01/19	58,746
1,670,000	Verizon Communications, Inc., 6.40%, due 09/15/33	1,859,976
4,190,000	Verizon Communications, Inc., 6.55%, due 09/15/43	4,746,809
190,000	Vesey Street Investment Trust I, 4.40%, due 09/01/16††	203,863
500,000	Viacom, Inc., 4.25%, due 09/01/23	498,281
225,000	Vulcan Materials Co., 6.50%, due 12/01/16	248,625
1,400,000	Vulcan Materials Co., 7.50%, due 06/15/21	1,568,000
250,000	Wachovia Bank NA, 6.00%, due 11/15/17	288,417
750,000	Wachovia Capital Trust III, Secured Note, 5.57%, due 12/31/49†	682,500
570,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	639,125
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	664,677

See accompanying Notes to the Financial Statements.	73

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

460,000	Wal-Mart Stores, Inc., 5.63%, due 04/15/41	520,162
190,000	Waste Management, Inc., 7.38%, due 05/15/29	232,724
130,000	WellPoint, Inc., 1.25%, due 09/10/15	130,947
30,000	WellPoint, Inc., 3.70%, due 08/15/21	30,174
730,000	WellPoint, Inc., 5.88%, due 06/15/17	830,247
1,746,000	WellPoint, Inc., 7.00%, due 02/15/19	2,114,340
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	187,157
360,000	Wells Fargo & Co., 3.45%, due 02/13/23	337,609
420,000	Wells Fargo & Co., 3.68%, due 06/15/16††	447,911
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	97,885
340,000	Wells Fargo Capital X, 5.95%, due 12/01/86	325,550
270,000	Williams Cos. (The), Inc., Series A, 7.50%, due 01/15/31	299,334
124,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	148,104
80,000	Williams Cos. (The), Inc., 8.75%, due 03/15/32	97,732
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	337,906
120,000	WPP Finance UK, 8.00%, due 09/15/14	127,949
510,000	Wyeth LLC, 5.95%, due 04/01/37	598,734
1,525,000	Xerox Corp., 4.50%, due 05/15/21	1,587,571
300,000	Xerox Corp., 5.63%, due 12/15/19	333,742
2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,874,205
520,000	Xstrata Finance Canada, Ltd., 2.05%, due 10/23/15 144A	521,677
470,000	Xstrata Finance Canada, Ltd., 2.70%, due 10/25/17 144A	467,886
100,000	Xstrata Finance Canada, Ltd., 5.80%, due 11/15/16 144A	109,320
90,000	Zoetis, Inc., 3.25%, due 02/01/23 144A	85,851

		313,923,706

	Mortgage Backed Securities - Private Issuers — 2.4%

200,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29 144A	213,848
60,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM, 5.45%, due 09/10/47	63,566
550,000	Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4, 6.40%, due 02/10/51†	630,804
156,633	Banc of America Funding Corp., Series 2005-E, Class 8A1, 2.38%, due 06/20/35†	94,946
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45†	145,883
791,661	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 0.88%, due 01/25/35†	742,328
767,679	Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, 2.59%, due 08/25/34†	778,889
230,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.90%, due 06/11/40†	259,172
150,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AM, 5.92%, due 06/11/50†	169,581
80,000	CD Commercial Mortgage Trust, Series 2006-CD2, Class AM, 5.53%, due 01/15/46†	84,821
358,537	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.43%, due 02/25/36† 144A	361,032
285,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.53%, due 04/15/47†	315,455

74	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

80,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.82%, due 11/15/45	75,854
100,000	Commercial Mortgage Pass Through Certificates, Series 2013, Class A2, 3.09%, due 04/12/35† 144A	93,702
349,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class AM, 5.62%, due 01/15/49†	371,803
67,435	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.44%, due 12/25/35†	59,219
61,123	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.58%, due 09/25/35† 144A	53,706
219,717	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.67%, due 01/25/34†	216,819
422,629	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 1.00%, due 09/19/44†	388,018
100,000	Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, due 12/05/31 144A	98,058
210,134	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 0.93%, due 04/25/36†	205,530
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.05%, due 05/25/34†	261,527
101,247	Granite Mortgages Plc, Series 2004-3, Class 2A1, 0.53%, due 09/20/44†	100,159
157,563	Granite Mortgages Plc, Reg S, Series 2003-2, Class 1A3, 0.77%, due 07/20/43† ‡‡‡	156,420
274,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 6.06%, due 07/10/38†	300,020
110,000	GS Mortgage Securities Trust, Series 2013-GC13, Class A5, 4.18%, due 07/10/46†	114,350
60,000	GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.24%, due 08/10/46	62,555
241,527	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.53%, due 03/25/35† 144A	206,345
158,000	GSMS 2012-ALOHA, 3.55%, due 04/10/34 144A	157,086
78,619	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.81%, due 06/25/34†	77,920
68,107	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.52%, due 06/20/35†	62,396
962,660	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.40%, due 07/19/47†	811,552
185,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM, 5.44%, due 05/15/45	203,199
570,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	627,720
30,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, 6.08%, due 02/12/51†	33,838
110,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 6.08%, due 07/15/44†	122,684
550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.43%, due 09/15/45†	622,974
84,359	Lehman XS Trust, Series 2005-7N, Class 1A1B, 0.48%, due 12/25/35†	35,678
107,022	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.83%, due 01/25/36†	101,414
71,952	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.45%, due 04/25/35†	69,188
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, due 12/12/49†	338,168
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	459,695

See accompanying Notes to the Financial Statements.	75

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

162,910	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.63%, due 01/25/37†	162,902
162,000	Morgan Stanley Bank of America Merrill Lynch Trust, 3.21%, due 02/15/46†	152,658
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	142,419
290,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, due 05/15/46	277,543
290,000	Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4, 6.11%, due 06/11/49†	325,474
178,303	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 2.73%, due 07/25/34†	175,790
311,911	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.47%, due 09/25/34†	304,616
406,961	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	427,045
441,156	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-1, Class 1A3, 5.96%, due 03/25/47††	443,555
358,076	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.37%, due 09/25/46†	284,673
240,534	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	240,570
103,409	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	104,463
1,184,696	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,137,229
969,324	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, due 05/25/35 144A	973,606
363,373	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.74%, due 05/25/35†	367,970
166,486	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.18%, due 12/26/35† 144A	168,120
84,794	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.53%, due 10/25/18†	83,031
776,326	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A, 2.43%, due 08/25/34†	749,174
139,197	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.48%, due 10/25/27†	138,142
140,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 3.32%, due 12/10/45 144A	132,323
280,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.34%, due 12/15/43	310,256
190,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM, 5.38%, due 12/15/43	202,821
40,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, due 04/15/47	44,571
187,149	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.49%, due 02/25/33†	184,851
516,520	WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7, 2.50%, due 10/25/33†	525,738
674,064	WaMu Mortgage Pass Through Certificates, Series 2003-AR11, Class A6, 2.46%, due 10/25/33†	680,322
61,671	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.43%, due 09/25/33†	62,584
283,613	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.55%, due 11/25/34†	264,987
673,173	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.43%, due 01/25/35†	683,201

76	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

379,181	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	411,726
799,329	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.50%, due 08/25/45†	746,146
453,055	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.50%, due 03/25/35†	451,026
301,982	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.41%, due 04/25/45†	279,312
63,514	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 2.35%, due 11/25/36†	53,149
1,449,165	WaMu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.11%, due 08/25/46†	913,810
933,997	WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A, 0.85%, due 03/25/47†	707,373
110,597	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.47%, due 10/25/45†	101,848
105,248	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.44%, due 11/25/45†	94,696
156,304	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.45%, due 12/25/45†	144,616
195,380	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.47%, due 12/25/45†	172,776
252,846	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 2.35%, due 11/25/36†	209,009
620,708	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 2.35%, due 12/25/36†	524,355
80,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, due 07/15/46†	83,146
260,821	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.67%, due 11/25/34†	257,634
236,288	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.70%, due 06/25/35†	240,439
542,667	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 3.15%, due 08/27/35 144A	554,437

		26,044,054

	Mortgage Backed Securities - U.S. Government Agency Obligations — 35.8%

28,136	FHLMC, Pool # 1N1589, 1.96%, due 05/01/37†	29,838
46,180	FHLMC, Pool # 1Q0136, 2.37%, due 09/01/36†	48,995
975,437	FHLMC, Pool # U90503, 3.50%, due 11/01/42	982,462
91,018	FHLMC, Pool # U90598, 3.50%, due 12/01/42	91,675
493,515	FHLMC, Pool # U90772, 3.50%, due 01/01/43	497,070
98,782	FHLMC, Pool # U90720, 3.50%, due 01/01/43	99,494
98,792	FHLMC, Pool # U90768, 3.50%, due 01/01/43	99,503
91,896	FHLMC, Pool # U90778, 3.50%, due 01/01/43	92,559
98,990	FHLMC, Pool # U91027, 3.50%, due 02/01/43	99,705
197,808	FHLMC, Pool # U90903, 3.50%, due 02/01/43	199,237
98,726	FHLMC, Pool # U90841, 3.50%, due 02/01/43	99,439
98,969	FHLMC, Pool # U90940, 3.50%, due 02/01/43	99,682
593,211	FHLMC, Pool # U62476, 3.50%, due 04/01/43	599,431
883,662	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	898,429
2,505,918	FHLMC, Pool # 849096, 3.64%, due 10/01/41†	2,610,293
1,098,640	FHLMC, Pool # G14492, 4.00%, due 10/01/25	1,164,930
5,583,201	FHLMC, Pool # J13193, 4.00%, due 10/01/25	5,921,534

See accompanying Notes to the Financial Statements.	77

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,179,445	FHLMC, Pool # G14678, 4.00%, due 12/01/26	1,251,032
4,134,716	FHLMC, Pool # C91402, 4.00%, due 10/01/31	4,363,348
397,053	FHLMC, Pool # U91254, 4.00%, due 04/01/43	414,583
99,551	FHLMC, Pool # Q19134, 4.00%, due 06/01/43	104,398
295,603	FHLMC, Pool # Q19611, 4.00%, due 07/01/43	311,286
296,353	FHLMC, Pool # Q19615, 4.00%, due 07/01/43	311,522
199,443	FHLMC, Pool # U95137, 4.00%, due 08/01/43	208,229
2,435,744	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	2,600,553
3,314,000	FHLMC, Pool #G07491, 4.50%, due 03/01/42****	3,533,035
845,952	FHLMC, Pool # A74793, 5.00%, due 03/01/38	911,784
1,455,410	FHLMC, Pool # 1Q0481, 5.12%, due 02/01/38†	1,561,640
659,148	FHLMC, Pool # G01749, 5.50%, due 01/01/35	717,530
140,671	FHLMC, Pool # A39306, 5.50%, due 11/01/35	152,559
141,395	FHLMC, Pool # G02427, 5.50%, due 12/01/36	153,229
258,797	FHLMC, Pool # G03695, 5.50%, due 11/01/37	280,347
140,069	FHLMC, Pool # G04222, 5.50%, due 04/01/38	151,732
914,184	FHLMC, Pool # G04587, 5.50%, due 08/01/38	990,308
1,020,894	FHLMC, Pool # G05979, 5.50%, due 10/01/38	1,105,904
654,187	FHLMC, Pool # G06875, 5.50%, due 12/01/38	710,622
970,479	FHLMC, Pool # G06172, 5.50%, due 12/01/38	1,051,291
419,821	FHLMC, Pool # G06020, 5.50%, due 12/01/39	454,780
294,112	FHLMC, Pool # G06945, 5.50%, due 02/01/40	318,603
2,105,110	FHLMC, Pool # 782735, 5.70%, due 09/01/36†	2,266,058
653,060	FHLMC, Pool # G07117, 6.00%, due 10/01/36	722,394
36,602	FHLMC, Pool # H09061, 6.00%, due 06/01/37	39,585
1,284,423	FHLMC, Pool # G03265, 6.00%, due 08/01/37	1,408,216
541,232	FHLMC, Pool # G03362, 6.00%, due 09/01/37	590,208
711,396	FHLMC, Pool # G08271, 6.00%, due 05/01/38	775,552
1,540,312	FHLMC, Pool # G06409, 6.00%, due 11/01/39	1,679,222
451,388	FHLMC, Pool # G06832, 6.00%, due 03/01/40	492,808
130,805	FHLMC, Pool # G06669, 6.50%, due 09/01/39	145,039
78,842	FHLMC, Pool # G07335, 7.00%, due 03/01/39	85,939
50,614	FHLMC, Series 2808, Class FT, 0.53%, due 04/15/33†	50,629
4,218,404	FHLMC, Series 311, Class F1, 0.73%, due 08/15/43†	4,244,192
202,008	FHLMC, Series 4206, Class CZ, 3.00%, due 05/15/43	159,196
395,639	FHLMC, Series 4210, Class Z, 3.00%, due 05/15/43	327,597
201,001	FHLMC, Series 4226, Class GZ, 3.00%, due 07/15/43	159,368
1,642,746	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.21%, due 01/25/20†	86,090
3,167,836	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.39%, due 04/25/20†	188,062
3,874,416	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K008, Class X1, 1.82%, due 06/25/20†	324,033
1,755,552	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K009, Class X1, 1.66%, due 08/25/20†	132,956
1,717,367	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K702, Class X1, 1.71%, due 02/25/18†	100,084
409,005	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	452,353

78	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

362,734	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.55%, due 07/25/44†	369,460
3,300,000	FHLMC TBA, 2.50%, due 06/01/27	3,320,109
10,500,000	FHLMC TBA, 3.50%, due 03/01/42	10,660,781
952,503	FNMA, Pool # AP9633, 2.50%, due 10/01/42	887,701
193,642	FNMA, Pool # AQ7306, 3.00%, due 01/01/43	186,508
98,433	FNMA, Pool # AR1198, 3.00%, due 01/01/43	94,809
193,550	FNMA, Pool # AR1202, 3.00%, due 01/01/43	186,431
1,594,789	FNMA, Pool # AH2430, 3.50%, due 01/01/26	1,686,701
1,316,248	FNMA, Pool # AE2148, 3.50%, due 02/01/26	1,392,266
1,016,409	FNMA, Pool # AE3507, 3.50%, due 02/01/26	1,074,982
172,509	FNMA, Pool # AL0554, 3.50%, due 08/01/26	182,446
580,977	FNMA, Pool # AQ5369, 3.50%, due 12/01/42	586,977
587,605	FNMA, Pool # AQ7083, 3.50%, due 12/01/42	593,676
483,883	FNMA, Pool # AB7130, 3.50%, due 12/01/42	488,877
686,277	FNMA, Pool # MA1372, 3.50%, due 03/01/43	693,373
1,380,434	FNMA, Pool # MA1403, 3.50%, due 04/01/43	1,394,713
496,404	FNMA, Pool # AT4907, 3.50%, due 05/01/43	506,022
795,061	FNMA, Pool # AT4961, 3.50%, due 05/01/43	810,409
494,228	FNMA, Pool # MA1436, 3.50%, due 05/01/43	499,343
496,836	FNMA, Pool # AT7101, 3.50%, due 06/01/43	506,425
696,053	FNMA, Pool # AT7139, 3.50%, due 06/01/43	709,489
696,710	FNMA, Pool # AT7167, 3.50%, due 06/01/43	710,174
696,836	FNMA, Pool # AT8906, 3.50%, due 07/01/43	710,304
398,435	FNMA, Pool # AT8921, 3.50%, due 07/01/43	406,133
797,553	FNMA, Pool # AU1228, 3.50%, due 07/01/43	812,989
2,444,470	FNMA, Pool # MA0587, 4.00%, due 12/01/30	2,607,528
71,833	FNMA, Pool # 776565, 4.00%, due 04/01/34	75,831
486,702	FNMA, Pool # AH1338, 4.00%, due 12/01/40	512,196
135,456	FNMA, Pool # AH6392, 4.00%, due 02/01/41	142,462
388,382	FNMA, Pool # AP9766, 4.00%, due 10/01/42	404,847
372,457	FNMA, Pool # AQ4555, 4.00%, due 12/01/42	398,630
95,095	FNMA, Pool # AQ4573, 4.00%, due 12/01/42	102,167
97,395	FNMA, Pool # AL3508, 4.00%, due 04/01/43	102,747
589,813	FNMA, Pool # AB9383, 4.00%, due 05/01/43	620,592
99,486	FNMA, Pool # AQ4078, 4.00%, due 06/01/43	104,936
197,447	FNMA, Pool # AQ4080, 4.00%, due 06/01/43	207,777
99,556	FNMA, Pool # AT3874, 4.00%, due 06/01/43	104,740
99,323	FNMA, Pool # AT6549, 4.00%, due 06/01/43	104,766
99,522	FNMA, Pool # AT6546, 4.00%, due 06/01/43	105,165
99,477	FNMA, Pool # AT7208, 4.00%, due 06/01/43	104,936
99,418	FNMA, Pool # AT7698, 4.00%, due 06/01/43	104,688
297,529	FNMA, Pool # AT8394, 4.00%, due 06/01/43	313,835
99,399	FNMA, Pool # AB9597, 4.00%, due 06/01/43	104,494
493,770	FNMA, Pool # AB9683, 4.00%, due 06/01/43	519,079
99,514	FNMA, Pool # MA1510, 4.00%, due 07/01/43	103,722
394,652	FNMA, Pool # AT9637, 4.00%, due 07/01/43	415,298
398,129	FNMA, Pool # AT9653, 4.00%, due 07/01/43	419,942

See accompanying Notes to the Financial Statements.	79

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

394,672	FNMA, Pool # AT9657, 4.00%, due 07/01/43	414,949
99,706	FNMA, Pool # AS0070, 4.00%, due 08/01/43	103,911
99,684	FNMA, Pool # MA1547, 4.00%, due 08/01/43	103,898
25,958	FNMA, Pool # 254802, 4.50%, due 07/01/18	27,633
6,401,162	FNMA, Pool # AD0244, 4.50%, due 10/01/24	6,814,179
1,947,106	FNMA, Pool # AL4147, 4.50%, due 01/01/25	2,072,727
2,809,469	FNMA, Pool # AL1900, 4.50%, due 08/01/26	2,990,909
226,537	FNMA, Pool # MA0706, 4.50%, due 04/01/31	244,717
737,702	FNMA, Pool # MA0734, 4.50%, due 05/01/31	801,948
228,234	FNMA, Pool # MA0776, 4.50%, due 06/01/31	248,086
235,293	FNMA, Pool # MA0913, 4.50%, due 11/01/31	253,930
71,821	FNMA, Pool # MA0968, 4.50%, due 12/01/31	77,383
253,579	FNMA, Pool # MA0939, 4.50%, due 12/01/31	273,746
2,495,505	FNMA, Pool # AL0215, 4.50%, due 04/01/41	2,673,720
909,135	FNMA, Pool # AL3429, 4.50%, due 06/01/41	973,472
515,552	FNMA, Pool # AL3414, 4.50%, due 09/01/41	552,299
371,993	FNMA, Pool # AB3517, 4.50%, due 09/01/41	397,354
4,377,667	FNMA, Pool # AL2439, 5.00%, due 06/01/26	4,703,296
100,140	FNMA, Pool # 254793, 5.00%, due 07/01/33	109,067
117,430	FNMA, Pool # 555743, 5.00%, due 09/01/33	127,965
366,756	FNMA, Pool # 889117, 5.00%, due 10/01/35	399,536
520,263	FNMA, Pool # AL0476, 5.00%, due 11/01/40	569,126
67,756	FNMA, Pool # AI0511, 5.00%, due 04/01/41	74,073
131,299	FNMA, Pool # AI1863, 5.00%, due 05/01/41	143,660
608,303	FNMA, Pool # AI1892, 5.00%, due 05/01/41	664,884
161,847	FNMA, Pool # AI2433, 5.00%, due 05/01/41	177,113
74,754	FNMA, Pool # AI2443, 5.00%, due 05/01/41	81,726
77,423	FNMA, Pool # AI2462, 5.00%, due 05/01/41	84,660
84,154	FNMA, Pool # AI4261, 5.00%, due 06/01/41	92,033
246,499	FNMA, Pool # AL3192, 5.00%, due 05/01/42	268,915
456,863	FNMA, Pool # AE0011, 5.50%, due 09/01/23	494,875
1,879,759	FNMA, Pool # 995253, 5.50%, due 12/01/23	2,037,249
2,589,955	FNMA, Pool # AL0278, 5.50%, due 01/01/25	2,816,600
15,831	FNMA, Pool # 254548, 5.50%, due 12/01/32	17,320
1,647,434	FNMA, Pool # 704235, 5.50%, due 05/01/33	1,795,457
166,583	FNMA, Pool # 555591, 5.50%, due 07/01/33	182,304
2,101,643	FNMA, Pool # 725221, 5.50%, due 01/01/34	2,301,211
101,854	FNMA, Pool # 735224, 5.50%, due 02/01/35	111,481
223,881	FNMA, Pool # 990906, 5.50%, due 10/01/35	244,372
1,160,056	FNMA, Pool # 849077, 5.50%, due 01/01/36	1,265,545
35,266	FNMA, Pool # 852523, 5.50%, due 02/01/36	38,435
105,352	FNMA, Pool # 878059, 5.50%, due 03/01/36	114,818
33,457	FNMA, Pool # 256219, 5.50%, due 04/01/36	35,362
117,224	FNMA, Pool # 868658, 5.50%, due 04/01/36	127,879
306,059	FNMA, Pool # 995072, 5.50%, due 08/01/38	333,715
1,289,137	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,402,002
2,042,921	FNMA, Pool # AL0144, 5.73%, due 11/01/37†	2,206,083
14,691	FNMA, Pool # 840483, 6.00%, due 11/01/21	15,970

80	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

320,657	FNMA, Pool # 256517, 6.00%, due 12/01/26	352,341
301,427	FNMA, Pool # 256962, 6.00%, due 11/01/27	329,912
129,881	FNMA, Pool # 985626, 6.00%, due 04/01/33	143,974
3,250,872	FNMA, Pool # 725162, 6.00%, due 02/01/34	3,603,146
13,883	FNMA, Pool # 745000, 6.00%, due 10/01/35	15,218
293,700	FNMA, Pool # 888560, 6.00%, due 11/01/35	325,662
64,744	FNMA, Pool # 882524, 6.00%, due 05/01/36	70,777
43,191	FNMA, Pool # 893282, 6.00%, due 08/01/36	47,216
34,121	FNMA, Pool # 887324, 6.00%, due 08/01/36	37,411
4,722	FNMA, Pool # 900746, 6.00%, due 09/01/36	5,165
68,071	FNMA, Pool # 878210, 6.00%, due 09/01/36	74,414
4,367	FNMA, Pool # 882321, 6.00%, due 09/01/36	4,776
2,111,895	FNMA, Pool # AD0218, 6.00%, due 09/01/36	2,341,735
77,489	FNMA, Pool # 898198, 6.00%, due 11/01/36	84,710
600,889	FNMA, Pool # 890248, 6.00%, due 08/01/37	666,062
29,259	FNMA, Pool # AD0217, 6.00%, due 08/01/37	32,442
325,209	FNMA, Pool # 948690, 6.00%, due 08/01/37	354,956
101,132	FNMA, Pool # 888736, 6.00%, due 10/01/37	108,603
214,308	FNMA, Pool # 955166, 6.00%, due 11/01/37	230,075
2,983,584	FNMA, Pool # 967691, 6.00%, due 01/01/38	3,261,623
353,048	FNMA, Pool # AL0852, 6.00%, due 06/01/38	377,484
1,126,058	FNMA, Pool # AL0406, 6.00%, due 06/01/38	1,209,452
807,459	FNMA, Pool # AL0901, 6.00%, due 07/01/38	867,557
312,753	FNMA, Pool # AE0028, 6.00%, due 10/01/39	342,493
1,564,267	FNMA, Pool # AE0469, 6.00%, due 12/01/39	1,710,040
289,200	FNMA, Pool # AE0616, 6.00%, due 03/01/40	316,199
1,336,694	FNMA, Pool # AL2617, 6.00%, due 10/01/40	1,461,260
4,114,266	FNMA, Pool # AL3365, 6.00%, due 05/01/41	4,497,673
4,769	FNMA, Pool # 869972, 6.50%, due 04/01/36	5,283
1,407,631	FNMA, Pool # 256421, 6.50%, due 09/01/36	1,522,411
55,262	FNMA, Pool # 955797, 6.50%, due 10/01/37	61,086
1,000,268	FNMA, Pool # AL0778, 6.50%, due 01/01/49	1,075,792
2,378,845	FNMA, Pool # 888369, 7.00%, due 03/01/37	2,651,203
31,764	FNMA, Pool # 924874, 7.00%, due 10/01/37	33,635
11,149	FNMA, Pool # 955183, 7.00%, due 11/01/37	13,483
5,380	FNMA, Pool # 949563, 7.00%, due 11/01/37	5,906
21,617	FNMA, Pool # 928938, 7.00%, due 12/01/37	24,889
16,872	FNMA, Pool # 968252, 7.00%, due 02/01/38	19,377
13,904	FNMA, Pool # 974156, 7.00%, due 02/01/38	16,794
37,505	FNMA, Pool # 985867, 7.00%, due 08/01/38	43,920
3,620	FNMA, Pool # 987891, 7.00%, due 09/01/38	3,959
9,609	FNMA, Pool # 934202, 7.00%, due 11/01/38	11,051
146,390	FNMA, Pool # 934648, 7.00%, due 11/01/38	165,404
24,150	FNMA, Pool # 991549, 7.00%, due 11/01/38	25,894
18,732	FNMA, Pool # 992249, 7.00%, due 11/01/38	21,104
961,305	FNMA, Pool # AE0758, 7.00%, due 02/01/39	1,067,593
165,871	FNMA, Series 2004-38, Class FK, 0.53%, due 05/25/34†	165,656
2,314,482	FNMA, Series 2007-50, Class DZ, 5.50%, due 06/25/37	2,519,472
3,495,568	FNMA, Series 2007-70, Class Z, 5.50%, due 07/25/37	3,798,385

See accompanying Notes to the Financial Statements.	81

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,131,413	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,272,769
1,910,656	FNMA, Series 2012-134, Class FD, 0.53%, due 12/25/42†	1,899,621
225,797	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	252,843
655,682	FNMA, Series 2012-46, Class BA, 6.00%, due 05/25/42	725,803
4,479,000	FNMA, Series 2013-101, Class CF, 0.79%, due 10/25/43† ****	4,476,201
301,879	FNMA, Series 2013-67, Class KZ, 2.50%, due 04/25/43	218,641
877,414	FNMA, Series 2013-9, Class BC, 6.50%, due 07/25/42	989,830
1,100,000	FNMA, Series 2013-9, Class CB, 5.50%, due 04/25/42	1,217,375
95,338	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	110,189
21,424	FNMA REMIC Trust, Series 2003-W1, Class 1A1, 6.00%, due 12/25/42†	24,794
1,220,783	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.29%, due 08/25/47†	1,397,577
4,000,000	FNMA TBA, 1.00%, due 10/10/43	4,375,626
3,600,000	FNMA TBA, 2.50%, due 10/01/27	3,621,375
400,000	FNMA TBA, 2.50%, due 10/01/42	371,750
4,700,000	FNMA TBA, 3.00%, due 01/01/27	4,867,437
4,900,000	FNMA TBA, 3.50%, due 01/01/26	5,171,797
3,800,000	FNMA TBA, 3.50%, due 04/01/42	3,869,469
3,000,000	FNMA TBA, 3.50%, due 04/01/42	3,045,000
18,000,000	FNMA TBA, 4.00%, due 01/01/41	18,885,937
86,000,000	FNMA TBA, 4.00%, due 01/01/41	89,937,183
500,000	FNMA TBA, 4.50%, due 04/01/21	531,250
35,100,000	FNMA TBA, 5.00%, due 02/01/37	38,067,056
8,000,000	FNMA TBA, 5.00%, due 02/01/37	8,653,752
136,460	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	156,435
552,125	FNMA, (IO), Series 2011-63, Class SW, 6.50%, due 07/25/41†	72,389
379,248	GNMA, Pool # 004617, 4.50%, due 01/20/40	413,630
331,630	GNMA, Pool # 734712, 4.50%, due 03/15/40	357,052
506,109	GNMA, Pool # 004696, 4.50%, due 05/20/40	548,051
123,399	GNMA, Pool # 004854, 4.50%, due 11/20/40	133,643
249,956	GNMA, Pool # 004883, 4.50%, due 12/20/40	269,903
60,725	GNMA, Pool # 004923, 4.50%, due 01/20/41	65,740
3,484,432	GNMA, Pool # 004978, 4.50%, due 03/20/41	3,767,363
523,664	GNMA, Pool # 783368, 4.50%, due 07/20/41	564,472
178,407	GNMA, Pool # 641779, 5.00%, due 09/15/35	196,124
127,958	GNMA, Pool # 733600, 5.00%, due 04/15/40	142,796
385,040	GNMA, Pool # 733627, 5.00%, due 05/15/40	425,712
49,483	GNMA, Pool # 004747, 5.00%, due 07/20/40	54,247
49,583	GNMA, Pool # 783050, 5.00%, due 07/20/40	54,408
197,082	GNMA, Pool # 004802, 5.00%, due 09/20/40	216,068
239,980	GNMA, Pool # 510835, 5.50%, due 02/15/35	266,174
300,509	GNMA, Pool # 783704, 5.50%, due 06/15/36	332,406
10,479	GNMA, Pool # 002657, 6.00%, due 10/20/28	11,589
11,404	GNMA, Pool # 003489, 6.00%, due 12/20/33	13,161
58,622	GNMA, Pool # 003879, 6.00%, due 07/20/36	64,665
7,765	GNMA, Pool # 003920, 6.00%, due 11/20/36	8,564
454,846	GNMA, Pool # 004145, 6.00%, due 05/20/38	500,481
188,364	GNMA, Pool # 004195, 6.00%, due 07/20/38	207,338
6,916	GNMA, Pool # 004245, 6.00%, due 09/20/38	7,607

82	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

94,337	GNMA, Pool # 004580, 6.00%, due 11/20/39	104,096
125,679	GNMA, Pool # 004602, 6.00%, due 12/20/39	138,330
76,212	GNMA, Pool # 004620, 6.00%, due 01/20/40	83,863
140,535	GNMA, Pool # 004639, 6.00%, due 02/20/40	154,525
238,190	GNMA, Pool # 004774, 6.00%, due 08/20/40	262,481
48,813	GNMA, Pool # 004804, 6.00%, due 09/20/40	53,977
451,536	GNMA, Pool # 004837, 6.00%, due 10/20/40	499,836
282,178	GNMA, Pool # 004871, 6.00%, due 11/20/40	313,183
323,139	GNMA, Pool # 004928, 6.00%, due 01/20/41	357,705
261,763	GNMA, Pool # 004991, 6.00%, due 03/20/41	289,831
681,459	GNMA, Pool # 005063, 6.00%, due 05/20/41	751,666
264,155	GNMA, Pool # 004040, 6.50%, due 10/20/37	296,356
700,000	GNMA TBA, 3.00%, due 11/01/42	690,266
1,800,000	GNMA TBA, 3.50%, due 01/01/42	1,850,906
1,000,000	GNMA TBA, 3.50%, due 06/01/42	1,031,875
3,300,000	GNMA TBA, 4.00%, due 08/01/40	3,481,500
1,600,000	GNMA TBA, 4.00%, due 07/01/41	1,694,000
234,429	GNMA, (IO), Series 2010-31, Class GS, 6.32%, due 03/20/39†	35,169
629,085	GNMA, (IO), Series 2010-85, Class HS, 6.47%, due 01/20/40†	109,066

		380,091,838

	Municipal Obligations — 4.6%

2,250,000	American Municipal Power-Ohio, Inc., 8.08%, due 02/15/50	2,919,622
50,000	Arizona State University, Series A, 5.00%, due 07/01/43	51,715
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	675,096
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	675,096
70,000	City of New York NY, Series J, 5.00%, due 08/01/25	80,169
60,000	City of Richmond VA, Series A, 5.00%, due 03/01/27	67,675
60,000	City of Richmond VA, Series A, 5.00%, due 03/01/28	67,009
60,000	City of Richmond VA, Series A, 5.00%, due 03/01/29	66,603
190,000	City Public Service Board of San Antonio TX, 5.00%, due 02/01/43	197,307
3,320,000	Irvine Ranch Water District Joint Powers Agency, 2.39%, due 03/15/14	3,326,474
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	171,528
1,535,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,885,732
70,000	New Jersey Economic Development Authority, 5.00%, due 06/15/46	71,726
1,850,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	2,339,713
300,000	New Jersey State Turnpike Authority, 7.41%, due 01/01/40	391,845
80,000	New Jersey State Turnpike Authority, Series A, 5.00%, due 01/01/43	81,584
130,000	New Jersey Transportation Trust Fund Authority, Series A, 5.00%, due 06/15/42	132,192
180,000	New Jersey Transportation Trust Fund Authority, Series AA, 5.00%, due 06/15/38	183,679
1,800,000	New York City Transitional Finance Authority, 4.73%, due 11/01/23	1,958,724
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,420,250
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,431,482
60,000	New York City Water & Sewer System, Series BB, 5.00%, due 06/15/47	61,916
60,000	New York City Water & Sewer System, Series EE, 5.00%, due 06/15/47	61,999
100,000	New York Liberty Development Corp., 5.00%, due 12/15/41	102,015
50,000	New York State Dormitory Authority, Series A, 5.00%, due 12/15/26	56,568
130,000	New York State Dormitory Authority, Series A, 5.00%, due 12/15/27	145,544

See accompanying Notes to the Financial Statements.	83

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Municipal Obligations — continued

3,000,000		New York State Urban Development Corp., 5.00%, due 03/15/23	3,454,050
250,000		New York State Urban Development Corp., Series C, 5.00%, due 03/15/27	280,590
120,000		Northeast Ohio Regional Sewer District, 5.00%, due 11/15/43	125,112
500,000		Northstar Education Finance, Inc., 1.60%, due 01/29/46†	448,487
100,000		Ohio State Turnpike Commission, Series A, 5.00%, due 02/15/48	102,857
240,000		Ohio State Turnpike Commission, Series A1, 5.00%, due 02/15/48	242,491
3,100,000		Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	2,523,524
90,000		Pennsylvania Turnpike Commission, Series C, 5.00%, due 12/01/43	91,283
1,100,000		Port Authority of New York and New Jersey, 4.46%, due 10/01/62	930,853
120,000		Private Colleges & Universities Authority, Series A, 5.00%, due 10/01/43	127,568
160,000		State of California, 5.00%, due 09/01/25	181,238
150,000		State of California, 5.00%, due 04/01/42	153,438
220,000		State of California, Series B, 5.00%, due 09/01/23	256,861
4,150,000		State of California General Obligation, 7.30%, due 10/01/39	5,226,800
1,735,000		State of California General Obligation, 7.50%, due 04/01/34	2,203,554
1,700,000		State of California General Obligation, 7.55%, due 04/01/39	2,214,250
350,000		State of California General Obligation, 7.60%, due 11/01/40	461,321
350,000		State of California General Obligation, 7.63%, due 03/01/40	457,965
70,000		State of Connecticut, Series C, 5.00%, due 07/15/24	81,597
925,000		State of Illinois General Obligation, 4.96%, due 03/01/16	983,738
1,600,000		State of Illinois General Obligation, 5.37%, due 03/01/17	1,737,472
2,325,000		State of Illinois General Obligation, 5.67%, due 03/01/18	2,537,947
1,000,000		State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,069,590
1,200,000		State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,258,404
2,400,000		State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,564,784
210,000		Utah Transit Authority, 5.00%, due 06/15/42	214,744

			48,553,781

		Sovereign Debt Obligations — 2.9%

6,500,000	EUR	Italy Buoni Ordinari del Tesoro BOT, 0.69%, due 02/28/14‡‡	8,773,565
2,500,000		Korea Housing Finance Corp., Reg S, 4.13%, due 12/15/15‡‡‡	2,650,905
21,672,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	1,708,708
19,860,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,724,617
140,000		Mexico Government International Bond, 4.75%, due 03/08/44	127,400
2,600,000		Province of Ontario Canada, 2.70%, due 06/16/15	2,698,498
500,000	EUR	Spain Government International Bond, 4.00%, due 07/30/15	705,658
1,500,000		Spain Government International Bond, 4.00%, due 03/06/18 144A	1,530,450
2,900,000	EUR	Spain Letras del Tesoro, 0.79%, due 03/14/14‡‡	3,911,675
1,600,000	EUR	Spain Letras del Tesoro, 0.88%, due 04/16/14‡‡	2,155,529
3,400,000	EUR	Spain Letras del Tesoro, 0.95%, due 06/20/14‡‡	4,571,213

			30,558,218

		U.S. Government and Agency Obligations — 19.1%

347,256		FHLMC, 1.86%, due 02/01/37†	368,412
90,000		Financing Corp. FICO STRIPS, (PO), Series 11, 1.47%, due 02/08/18‡‡	84,547
140,000		Financing Corp. FICO STRIPS, (PO), Series 8, 1.52%, due 08/03/18‡‡	130,327
330,000		Financing Corp. FICO STRIPS, (PO), Series E, 1.59%, due 11/02/18‡‡	305,133
280,000		Financing Corp. FICO STRIPS, (PO), Series B, 1.61%, due 04/06/18‡‡	260,874

84	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	U.S. Government and Agency Obligations — continued

350,000	Financing Corp. FICO STRIPS, (PO), Series 1, 1.63%, due 05/11/18‡‡	325,324
270,000	Financing Corp. FICO STRIPS, (PO), Series 7, 1.67%, due 08/03/18‡‡	249,660
150,000	Financing Corp. FICO STRIPS, (PO), Series 7, 1.67%, due 08/03/18‡‡	138,700
330,000	Financing Corp. FICO STRIPS, (PO), Series D, 1.67%, due 08/03/18‡‡	305,140
150,000	Financing Corp. FICO STRIPS, (PO), Series 15, 1.84%, due 03/07/19‡‡	136,286
50,000	Financing Corp. FICO STRIPS, (PO), Series 19, 1.99%, due 06/06/19‡‡	44,867
20,000	Financing Corp. FICO STRIPS, (PO), Series D, 2.26%, due 09/26/19‡‡	17,593
257,640	FNMA, 1.33%, due 08/01/37†	274,380
74,246	FNMA, 2.90%, due 09/01/35†	77,958
830,000	FNMA, 2.90%, due 10/09/19‡‡	704,964
1,235,000	FNMA, 6.63%, due 11/15/30	1,655,409
1,069,578	GNMA, 0.57%, due 12/20/60†	1,057,698
1,887,646	GNMA, 0.64%, due 02/20/61†	1,873,154
1,821,790	GNMA, 0.69%, due 01/20/61†	1,812,333
445,520	GNMA, 0.69%, due 03/20/61†	443,115
4,000,000	Overseas Private Investment Corp., 0.00%, due 11/18/13‡‡	4,074,048
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	207,862
2,664,000	U.S. Treasury Bond, 2.75%, due 08/15/42	2,208,832
1,950,600	U.S. Treasury Bond, 2.75%, due 11/15/42	1,614,884
2,480,000	U.S. Treasury Bond, 3.63%, due 08/15/43	2,451,713
3,818,659	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/22	3,774,806
2,539,450	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/22	2,504,037
1,113,200	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/23	1,083,935
6,424,064	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/23	6,396,961
930,402	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/42	798,655
8,542,720	U.S. Treasury Inflation Indexed Bond, 1.13%, due 01/15/21(a)	9,207,113
535,555	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	586,579
111,502	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	125,074
4,833,052	U.S. Treasury Inflation Indexed Bond, 2.00%, due 07/15/14	4,957,653
1,523,858	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	1,807,080
2,240,028	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/41	2,660,208
4,956,960	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25	5,924,727
5,300,000	U.S. Treasury Note, 0.25%, due 07/31/15	5,296,375
5,500,000	U.S. Treasury Note, 0.25%, due 09/30/15††††	5,492,052
2,300,000	U.S. Treasury Note, 0.63%, due 07/15/14(a) (b)	2,309,658
1,900,000	U.S. Treasury Note, 0.63%, due 04/30/18	1,847,007
2,260,000	U.S. Treasury Note, 0.75%, due 06/30/17	2,242,078
1,000,000	U.S. Treasury Note, 0.75%, due 12/31/17	983,125
9,400,000	U.S. Treasury Note, 1.25%, due 03/15/14	9,451,587
68,310,000	U.S. Treasury Note, 1.38%, due 06/30/18	68,494,095
1,610,000	U.S. Treasury Note, 1.38%, due 07/31/18	1,612,956
17,500,000	U.S. Treasury Note, 1.50%, due 07/31/16	17,944,342
610,000	U.S. Treasury Note, 1.50%, due 08/31/18	614,122
1,228,000	U.S. Treasury Note, 1.63%, due 11/15/22	1,137,148
100,000	U.S. Treasury Note, 1.88%, due 08/31/17	103,266
11,200,000	U.S. Treasury Note, 2.00%, due 09/30/20	11,190,379
4,740,000	U.S. Treasury Note, 2.50%, due 08/15/23	4,692,230

See accompanying Notes to the Financial Statements.	85

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	U.S. Government and Agency Obligations — continued

10,185,000	U.S. Treasury Note, 2.88%, due 05/15/43	8,646,108

		202,706,569

	TOTAL DEBT OBLIGATIONS (COST $1,047,088,306)	1,061,595,233

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.4%

	Banks — 0.1%

600	Wells Fargo & Co., 7.50% Class A‡	682,506

	Diversified Financial Services — 0.3%

111,125	Citigroup Capital XIII, 7.88%†	3,052,604
14,902	GMAC Capital Trust I, 8.125%†	398,628

		3,451,232

	TOTAL PREFERRED STOCKS (COST $3,715,663)	4,133,738

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

277,500	Euro Dollar Mid-Curve 1-Year Futures Option with Barclays Capital, Inc., Strike Price $99.50, Expires 12/13/13	12,488
25,000	U.S. Treasury Note 30-Year Futures Option with Barclays Capital, Inc., Strike Price $134.00, Expires 10/25/13	27,734
25,000	U.S. Treasury Note 10-Year Futures Option with Barclays Capital, Inc., Strike Price $128.50, Expires 11/22/13	8,975

	TOTAL CALL OPTIONS PURCHASED (COST $24,998)	49,197

	Put Options — 0.0%

26,000	U.S. Treasury Note 10-Year Futures Option with Barclays Capital, Inc., Strike Price $124.50, Expires 10/25/13	7,313
162,500	Euro Dollar Mid-Curve 2-Year Futures Option with Barclays Capital, Inc., Strike Price $98.50, Expires 10/11/13	1,625

	TOTAL PUT OPTIONS PURCHASED (COST $12,077)	8,938

	TOTAL OPTIONS PURCHASED (COST $37,075)	58,135

Par Value**	Description	Value ($)

	SHORT-TERM INVESTMENTS — 18.2%

	Bank Deposit — 5.1%

54,361,965	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	54,361,965

	TOTAL BANK DEPOSITS (COST $54,361,965)	54,361,965

86	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Certificates of Deposit — 0.8%

3,000,000	Daimler Finance North America LLC, 0.99%, due 10/11/13‡‡	2,999,108
400,000	Daimler Finance North America LLC, 1.01%, due 10/15/13‡‡	399,834
2,300,000	Ford Motor Credit Co., 1.00%, due 11/22/13‡‡	2,296,678
500,000	Ford Motor Credit Co., 0.84%, due 10/04/13‡‡	499,954
600,000	Ford Motor Credit Co., 0.98%, due 11/01/13‡‡	599,483
1,300,000	Ford Motor Credit Co., 0.99%, due 11/05/13‡‡	1,298,736

	TOTAL CERTIFICATES OF DEPOSIT (COST $8,093,793)	8,093,793

	Repurchase Agreements — 10.3%

12,800,000	Bank of America N.A. (Dated 09/06/2013. Collateralized by a U.S. Treasury Note, with a rate of 0.750% with a maturity of 10/31/2017, valued at $13,285,842. Repurchase proceeds are $12,800,498), 0.05%, due 10/04/13	12,800,000

14,400,000	Barclays Capital, Inc. (Dated 09/04/2013. Collateralized by a Federal Home Loan Mortgage Corp. Security, with a rate of 0.850% with a maturity of 08/08/2016, valued at $15,212,207. Repurchase proceeds are $14,400,480), 0.04%, due 10/04/13	14,400,000

5,500,000	Citigroup Global Markets, Inc. (Dated 09/30/2013. Collateralized by a Federal Home Loan Mortgage Corp. Security, with a rate of 1.620% with a maturity of 11/21/2019, valued at $5,636,850. Repurchase proceeds are $5,500,020), 0.13%, due 10/01/13	5,500,000

12,500,000	Citigroup Global Markets, Inc. (Dated 09/30/2013. Collateralized by a U.S. Treasury Note, with a rate of 0.625% with a maturity of 08/31/2017, valued at $12,782,969. Repurchase proceeds are $12,500,038), 0.11%, due 10/01/13	12,500,000

6,000,000	HSBC (Dated 09/30/2013. Collateralized by a U.S. Treasury Note, with a rate of 0.250% with a maturity of 08/15/2015, valued at $6,126,067. Repurchase proceeds are $6,000,015), 0.09%, due 10/01/13	6,000,000

20,300,000	Morgan Stanley & Co., Inc. (Dated 09/09/2013. Collateralized by a Government National Mortgage Association Security, with a rate of 4.500% with a maturity of 09/20/2041, valued at $21,478,559. Repurchase proceeds are $20,300,620), 0.05%, due 10/01/13	20,300,000

38,300,000	Morgan Stanley & Co., Inc. (Dated 9/30/2013. Collateralized by a U.S. Treasury Note, with a rate of 1.000% with a maturity of 05/31/2018, valued at $39,078,159. Repurchase proceeds are $38,300,096), 0.09%, due 10/01/13	38,300,000

	TOTAL REPURCHASE AGREEMENTS (COST $109,800,000)	109,800,000

	Securities Lending Collateral — 0.3%

3,567,273	State Street Navigator Securities Lending Prime Portfolio***	3,567,273

	TOTAL SECURITIES LENDING COLLATERAL (COST $3,567,273)	3,567,273

	U.S. Government and Agency Obligations — 1.7%

2,700,000	FHLB, 0.02%, due 10/02/13‡‡	2,699,996
2,300,000	FHLB, 0.05%, due 11/29/13‡‡	2,299,812
230,000	FHLMC Discount Notes, 0.01%, due 12/09/13‡‡	229,996
130,000	FHLMC Discount Notes, 0.01%, due 12/18/13‡‡	129,997
2,100,000	FHLMC Discount Notes, 0.01%, due 01/21/14‡‡	2,099,935
3,600,000	FHLMC Discount Notes, 0.01%, due 01/23/14‡‡	3,599,885
3,800,000	FHLMC Discount Notes, 0.01%, due 01/27/14‡‡	3,799,875
2,100,000	FNMA Discount Note, 0.01%, due 12/04/13‡‡	2,099,962

See accompanying Notes to the Financial Statements.	87

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**		Description	Value ($)

		U.S. Government and Agency Obligations — continued

250,000		FNMA Discount Note, 0.02%, due 02/24/14‡‡	249,979
400,000		U.S. Treasury Bill, 0.01%, due 02/13/14‡‡	399,985

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $17,606,147)	17,609,422

		TOTAL SHORT-TERM INVESTMENTS (COST $193,429,178)	193,432,453

		TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 118.7% (Cost $1,244,270,222)	1,259,219,559

		TBA SALE COMMITMENTS — (0.4)%

(4,000,000)		FNMA TBA, 3.50%, due 01/01/26	(4,221,875)

		TOTAL TBA SALE COMMITMENTS (PROCEEDS $4,161,250)	(4,221,875)

		TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 118.3% (Cost $1,240,108,972)	1,254,997,684

		Other Assets and Liabilities (net) — (18.3)%	(193,758,187)

		NET ASSETS — 100.0%	$1,061,239,497

		Notes to Schedule of Investments:

		FICO — Financing Corporation

		FHLB — Federal Home Loan Bank

		FHLMC — Federal Home Loan Mortgage Corporation

		FNMA — Federal National Mortgage Association

		GNMA — Government National Mortgage Association

		IO — Interest Only

		MTN — Medium Term Note

		PIK — Payment In Kind

		PO — Principal Only

		REIT — Real Estate Investment Trust

		REMIC — Real Estate Mortgage Investment Conduit

		TBA — To Be Announced

	(a)	All or a portion of this security is held for open futures collateral.

	(b)	All or a portion of this security is held for open swaps collateral.

	¤	Illiquid security. The total market value of the securities at period end is $13,967,162 which represents 1.3% of net assets. The aggregate tax cost of these securities held at September 30, 2013 was $13,915,135.

	**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	***	Represents an investment of securities lending cash collateral.

88	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $8,009,236 which represents 0.8% of net assets. The aggregate tax cost of these securities held at September 30, 2013 was $8,328,948.

†	Floating rate note. Rate shown is as of September 30, 2013.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $53,954,477 which represents 5.1% of net assets.

See accompanying Notes to the Financial Statements.	89

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

A summary of outstanding financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/02/13	BRL	Morgan Stanley & Co., Inc.	171,189	$76,902	$1,406
10/02/13	EUR	Goldman Sachs	861,000	1,165,493	388
10/11/13	EUR	JPMorgan Chase Bank	216,000	292,395	11,271
10/02/13	EUR	UBS AG	617,000	835,203	3,178

					$16,243

Sales
10/02/13	BRL	Morgan Stanley & Co., Inc.	171,189	$76,902	$(6,007)
11/04/13	BRL	Morgan Stanley & Co., Inc.	171,189	76,303	(1,337)
10/02/13	EUR	Citibank N.A.	861,000	1,165,493	(17,314)
02/28/14	EUR	Goldman Sachs	896,000	1,213,385	(13,938)
03/14/14	EUR	Goldman Sachs	1,393,000	1,886,521	(25,753)
11/04/13	EUR	Goldman Sachs	861,000	1,165,588	(380)
11/04/13	EUR	HSBC Bank USA	3,077,000	4,165,522	(10,061)
10/11/13	EUR	JPMorgan Chase Bank	216,000	292,395	(25,948)
10/02/13	EUR	Morgan Stanley & Co., Inc.	617,000	835,203	(451)
02/28/14	EUR	Royal Bank of Scotland Plc	5,600,000	7,583,655	(154,191)
03/14/14	EUR	Royal Bank of Scotland Plc	2,887,000	3,909,824	(49,696)
11/04/13	EUR	UBS AG	815,000	1,103,315	(3,070)

					$(308,146)

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
96	Euro Dollar 90 Day	December 2015	$23,710,800	$124,886
82	Euro Dollar 90 Day	June 2016	20,145,350	116,738
72	Euro Dollar 90 Day	March 2016	17,736,300	95,846
286	Eurodollar 90 Day	September 2015	70,813,600	333,442
536	Eurodollar 90 Day	June 2015	132,974,900	166,369
73	U.S. Treasury Bond 30 Yr.	December 2013	9,736,375	168,810
76	U.S. Treasury Note 5 Yr.	December 2013	9,199,563	131,766
23	U.S. Ultra Long	December 2013	3,268,156	57,550

				$1,195,407

90	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Futures Contracts — continued

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
137	U.S. Treasury Note 10 Yr.	December 2013	$17,315,516	$(306,828)
21	U.S. Treasury Note 2 Yr.	December 2013	4,625,578	(12,693)

				$(319,521)

Written Options

Type of Contract	Counterparty	Number of Contracts	Premiums Received	Value at September 30, 2013
CALL — Euro Dollar Mid-Curve 1-Year Futures Strike @ $ 99.63 Expires 12/13/2013	Barclays Capital, Inc.	112	$542	$(700)
CALL — OTC 10-Year Interest Rate Swaption Strike @ $ 2.50 Expires 01/27/2014	Royal Bank of Scotland Plc	22,300,000	144,950	(102,379)
PUT — Euro Dollar Mid-Curve 2-Year Futures Strike @ $ 98.25 Expires 10/11/2013	Barclays Capital, Inc.	65	195	(406)
PUT — OTC 10-Year Interest Rate Swaption Strike @ $ 3.50 Expires 01/27/2014	Royal Bank of Scotland Plc	22,300,000	181,188	(106,395)
PUT — OTC 5-Year Interest Rate Swaption Strike @ $ 1.90 Expires 10/18/2013	Goldman Sachs	19,200,000	78,720	(9,523)
PUT — OTC 5-Year Interest Rate Swaption Strike @ $ 1.50 Expires 10/28/2013	Goldman Sachs	40,400,000	113,155	(278,396)
PUT — OTC 5-Year Credit Default Index Strike @ $ 1.10 Expires 12/18/2013	Morgan Stanley & Co., Inc.	500,000	988	(285)
PUT — OTC 5-Year Interest Rate Swaption Strike @ $ 2.50 Expires 09/21/2015	Royal Bank of Scotland Plc	9,700,000	184,300	(340,198)
TOTAL			$704,038	$(838,282)

See accompanying Notes to the Financial Statements.	91

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Interest Rate Swaps

Description	Notional Amount		Net Unrealized Appreciation (Depreciation)	Value
Agreement with Bank of America N.A. dated 07/06/12 receiving a fixed rate of 8.44% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/15.	BRL	40,800,000	$(199,652)	$(165,438)
Agreement with Bank of America N.A. dated 1/24/13 receiving a fixed rate of 7.585% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	BRL	14,700,000	(149,942)	(180,532)
Agreement with HSBC Bank USA dated 02/13/12 receiving a fixed rate of 10.135% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	BRL	9,800,000	106,082	123,201
Agreement with HSBC Bank USA dated 10/15/12 receiving a fixed rate of 8.075% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	BRL	4,200,000	(40,781)	(32,709)
Agreement with Morgan Stanley Capital Services LLC dated 02/16/12 receiving a fixed rate of 10.605% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	BRL	10,300,000	111,598	175,259

				$(80,219)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
$1,500,000	09/20/16	Morgan Stanley Capital Services LLC	$(11,003)
4,400,000	03/20/21	Goldman Sachs	183,855
2,800,000	09/20/16	Bank of America N.A.	53,578
400,000	12/20/15	Deutsche Bank AG	(7,068)

			$219,362

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	2.75%	06/19/43	Morgan Stanley & Co., Inc.	$2,800,000	$321,875
Receive	3-Month USD LIBOR	3.50%	12/18/43	Morgan Stanley & Co., Inc.	15,600,000	(251,217)

						$70,658

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Net Unrealized Appreciation (Depreciation)
$19,500,000	12/20/18	Morgan Stanley & Co., Inc.	$(32,549)

92	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	100.1
Preferred Stocks	0.4
Swaps	0.0
Futures Contracts	0.1
Options Purchased	0.0
Forward Foreign Currency Contracts	0.0
Written Options	(0.1)
TBA Sale Commitments	(0.4)
Short-Term Investments	18.2
Other Assets and Liabilities (net)	(18.3)

100.0%

See accompanying Notes to the Financial Statements.	93

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 92.5%

		Corporate Debt — 46.3%

250,000		Abengoa Finance SAU, 8.88%, due 11/01/17 144A	248,750
100,000		Alere, Inc., 6.50%, due 06/15/20	99,625
200,000		Alere, Inc., 7.25%, due 07/01/18	217,000
350,000		Algeco Scotsman Global Finance Plc, 8.50%, due 10/15/18 144A	371,875
500,000		Ally Financial, Inc., 7.50%, due 09/15/20	563,750
500,000		ArcelorMittal, 6.13%, due 06/01/18	531,875
100,000	EUR	Ardagh Packaging Finance Plc, 7.38%, due 10/15/17 144A	144,564
200,000	EUR	Ardagh Packaging Finance Plc, 9.25%, due 10/15/20 144A	283,611
300,000	EUR	Avis Budget Finance Plc, 6.00%, due 03/01/21 144A	412,910
500,000		Bank of America Corp., Series M, 8.13%, due 12/31/49†	551,227
200,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18 144A	183,500
200,000		Bluescope Steel, Ltd/Bluescope Steel Finance, 7.13%, due 05/01/18 144A	206,500
400,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	417,000
200,000	GBP	Boparan Finance Plc, 9.88%, due 04/30/18 144A	357,887
250,000		Caesars Entertainment Operating Co., Inc., 9.00%, due 02/15/20	235,625
200,000		Caesars Entertainment Operating Co., Inc., 11.25%, due 06/01/17	203,500
300,000		Calpine Corp., 7.50%, due 02/15/21 144A	320,250
300,000		Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.38%, due 05/01/19	330,750
300,000	EUR	Capsugel FinanceCo SCA, 9.88%, due 08/01/19 144A	454,827
150,000		Carrizo Oil & Gas, Inc., 7.50%, due 09/15/20	159,750
100,000		Carrizo Oil & Gas, Inc., 8.63%, due 10/15/18	109,500
200,000	EUR	Cegedim SA, 6.75%, due 04/01/20 144A	255,840
250,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	275,000
200,000		Cemex SAB de CV, 9.00%, due 01/11/18 144A	216,500
300,000		CGG, 6.50%, due 06/01/21	307,500
300,000		CHC Helicopter SA, 9.25%, due 10/15/20	321,000
100,000		CHC Helicopter SA, 9.38%, due 06/01/21	100,000
500,000		Chesapeake Energy Corp., 6.13%, due 02/15/21	521,250
150,000		CHS/Community Health Systems, Inc., 5.13%, due 08/15/18	153,000
200,000		CHS/Community Health Systems, Inc., 7.13%, due 07/15/20	202,250
500,000		CIT Group, Inc., 5.50%, due 02/15/19 144A	527,500
450,000		Clear Channel Communications, Inc., 9.00%, due 03/01/21	437,625
300,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	311,250
100,000		CommScope Holding Co., Inc., 6.63%, due 06/01/20 144A	100,000
200,000		CommScope, Inc., 8.25%, due 01/15/19 144A	219,500
300,000		CONSOL Energy, Inc., 8.25%, due 04/01/20	323,250
150,000		Crosstex Energy, LP/Crosstex Energy Finance Corp., 7.13%, due 06/01/22	155,250
400,000		CSC Holdings LLC, 6.75%, due 11/15/21	430,000
350,000		Del Monte Corp., 7.63%, due 02/15/19	364,875
200,000		Digicel Group, Ltd., 8.25%, due 09/30/20 144A	208,000
200,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	188,500
500,000		DISH DBS Corp., 5.13%, due 05/01/20	497,500
300,000		Drill Rigs Holdings, Inc., 6.50%, due 10/01/17 144A	311,250
350,000		E*TRADE Financial Corp., 6.38%, due 11/15/19	374,500
300,000		eAccess, Ltd., 8.25%, due 04/01/18 144A	330,000
250,000		Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., 8.38%, due 06/01/19	251,250

94	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

300,000	EUR	Edcon Pty, Ltd., 9.50%, due 03/01/18 144A	384,775
300,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	291,000
300,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	322,500
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18	265,000
300,000		Equinix, Inc., 4.88%, due 04/01/20	292,500
400,000		Expro Finance Luxembourg SCA, 8.50%, due 12/15/16 144A	421,500
200,000	EUR	Findus Bondco SA, 9.13%, due 07/01/18 144A	287,651
400,000		First Data Corp., 8.25%, due 01/15/21 144A	415,000
200,000		First Data Corp., 11.25%, due 01/15/21 144A	210,000
500,000		FMG Resources August 2006 Pty, Ltd., 8.25%, due 11/01/19 144A	541,250
450,000		FQM Akubra, Inc., 8.75%, due 06/01/20 144A	483,750
400,000		Freescale Semiconductor, Inc., 8.05%, due 02/01/20	423,000
100,000		Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	108,750
300,000		Frontier Communications Corp., 7.63%, due 04/15/24	301,500
300,000		Gannett Co., Inc., 5.13%, due 07/15/20 144A	295,500
100,000		Gannett Co., Inc., 6.38%, due 10/15/23 144A	99,500
300,000		Goodyear Tire & Rubber Co. (The), 6.50%, due 03/01/21	306,750
400,000		Halcon Resources Corp., 8.88%, due 05/15/21	412,000
400,000		HCA, Inc., 5.88%, due 05/01/23	394,000
200,000		HCA, Inc., 6.50%, due 02/15/20	217,250
200,000		Hertz Corp. (The), 6.25%, due 10/15/22	207,500
200,000		Hertz Corp. (The), 6.75%, due 04/15/19	212,500
100,000		Igloo Holdings Corp., 8.25%, due 12/15/17 144A	103,250
100,000		Ineos Finance Plc, 7.50%, due 05/01/20 144A	107,750
100,000		INEOS Group Holdings SA, 6.13%, due 08/15/18 144A	98,000
700,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23 144A	658,000
250,000		InterGen NV, 7.00%, due 06/30/23 144A	251,250
100,000	EUR	Jarden Corp., 7.50%, due 01/15/20	144,648
100,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	99,500
200,000		JBS USA LLC/JBS USA Finance, Inc., 8.25%, due 02/01/20 144A	211,500
300,000		JPMorgan Chase & Co., 6.00%, due 12/31/49†	282,750
400,000		KB Home, 7.50%, due 09/15/22	418,000
200,000	EUR	Kerling Plc, 10.63%, due 02/01/17 144A	288,734
300,000		Kinder Morgan Finance Co. LLC, 6.00%, due 01/15/18 144A	326,854
150,000		Kodiak Oil & Gas Corp., 5.50%, due 01/15/21 144A	148,125
150,000		Kodiak Oil & Gas Corp., 8.13%, due 12/01/19	164,625
200,000	EUR	KraussMaffei Group GmbH, 8.75%, due 12/15/20 144A	293,065
250,000		Landry’s, Inc., 9.38%, due 05/01/20 144A	265,000
400,000		Linn Energy LLC/Linn Energy Finance Corp., 6.75%, due 11/01/19 144A	379,000
250,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	254,063
200,000		Meritor, Inc., 6.75%, due 06/15/21	199,000
100,000		Meritor, Inc., 10.63%, due 03/15/18	108,500
500,000		MGM Resorts International, 6.75%, due 10/01/20	526,250
200,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21 144A	198,500
200,000	EUR	Mobile Challenger Intermediate Group SA, 8.75%, due 03/15/19 144A	273,437
200,000		Murray Energy Corp., 8.63%, due 06/15/21 144A	201,500
200,000		Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, due 03/15/22 144A	202,000

See accompanying Notes to the Financial Statements.	95

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

200,000	GBP	New Look Bondco I Plc, 8.75%, due 05/14/18 144A	330,357
100,000		Nielsen Co. Luxembourg SARL (The), 5.50%, due 10/01/21 144A	100,375
300,000	EUR	Nokia Siemens Networks Finance BV, 7.13%, due 04/15/20 144A	452,086
300,000		Novelis, Inc., 8.75%, due 12/15/20	330,750
300,000		Nuveen Investments, Inc., 9.50%, due 10/15/20 144A	294,750
200,000		Oasis Petroleum, Inc., 6.88%, due 03/15/22 144A	211,500
150,000		Offshore Group Investment, Ltd., 7.13%, due 04/01/23	147,000
200,000		Offshore Group Investment, Ltd., 7.50%, due 11/01/19	211,500
300,000		Olin Corp., 5.50%, due 08/15/22	300,000
300,000		Orion Engineered Carbons Finance & Co. SCA, 9.25%, due 08/01/19 144A	307,500
100,000		Paris Las Vegas Holding LLC/Harrahs Las Vegas LLC/Flamingo Las Vegas Holding, 8.00%, due 10/01/20 144A	100,000
250,000		PBF Holding Co. LLC/PBF Finance Corp., 8.25%, due 02/15/20	260,000
400,000		Peabody Energy Corp., 6.00%, due 11/15/18	401,000
200,000		Penn Virginia Corp., 8.50%, due 05/01/20	204,000
200,000		Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 6.50%, due 05/15/21 144A	189,750
100,000		Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 8.38%, due 06/01/20	104,500
300,000		PNK Finance Corp., 6.38%, due 08/01/21 144A	307,500
200,000		Post Holdings, Inc., 7.38%, due 02/15/22 144A	211,250
300,000		QEP Resources, Inc., 5.38%, due 10/01/22	288,000
300,000		QR Energy, LP/QRE Finance Corp., 9.25%, due 08/01/20	309,000
250,000		Quicksilver Resources, Inc., 7.00%, due 06/21/19† 144A	240,625
200,000		Radio One, Inc., 12.50%, due 05/24/16	204,000
200,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	270,730
300,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	302,625
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	422,000
100,000		Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	101,094
300,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	446,566
300,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21 144A	295,125
200,000		Samson Investment Co., 10.25%, due 02/15/20 144A	213,000
300,000		Sanchez Energy Corp., 7.75%, due 06/15/21 144A	294,000
200,000		SIWF Merger Sub, Inc., 6.25%, due 06/01/21 144A	196,500
300,000		SLM Corp., 5.50%, due 01/15/19	297,413
200,000		SLM Corp., 8.45%, due 06/15/18	226,500
400,000		Sprint Communications, Inc., 6.00%, due 11/15/22	370,000
300,000		Sprint Communications, Inc., 7.00%, due 03/01/20 144A	324,000
100,000		Sprint Corp., 7.88%, due 09/15/23 144A	102,250
300,000		Standard Pacific Corp., 6.25%, due 12/15/21	300,375
200,000		Tenet Healthcare Corp., 8.13%, due 04/01/22 144A	209,250
550,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 144A	382,938
300,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	407,110
100,000		Univision Communications, Inc., 5.13%, due 05/15/23 144A	96,250
200,000		Univision Communications, Inc., 6.88%, due 05/15/19 144A	215,000

96	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

300,000		UPCB Finance III, Ltd., 6.63%, due 07/01/20 144A	319,500
200,000	EUR	US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	272,761
400,000		Valeant Pharmaceuticals International, 6.38%, due 10/15/20 144A	418,000
100,000		Visant Corp., 10.00%, due 10/01/17	93,500
250,000		W&T Offshore, Inc., 8.50%, due 06/15/19	266,250
500,000		Wind Acquisition Finance SA, 11.75%, due 07/15/17 144A	531,875

			39,763,398

		Sovereign Debt Obligations — 46.2%

150,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/18	313,411
160,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/20	336,657
90,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/22	191,265
170,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 02/01/16	348,545
2,300,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/17	1,025,900
2,200,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/18	969,219
5,300,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/23	2,230,993
104,980,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	486,814
155,000,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	716,091
70,000,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	338,678
20,000,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	94,294
3,000,000,000	IDR	Indonesia Treasury Bond, 5.25%, due 05/15/18	234,535
11,500,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	808,371
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	606,517
3,000,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	206,169
1,600,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	485,031
1,979,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	590,644
650,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	194,740
700,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	214,450
1,600,000	MYR	Malaysia Government Bond, 3.84%, due 08/12/15	496,556
550,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	164,362
3,300,000	MYR	Malaysia Government Bond, 4.01%, due 09/15/17	1,029,031
800,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	254,856
9,000,000	MXN	Mexican Bonos, 7.25%, due 12/15/16	743,542
7,200,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	593,322
8,500,000	MXN	Mexican Bonos, 8.00%, due 12/17/15	701,399
5,000,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	434,193
9,500,000	MXN	Mexican Bonos, 8.00%, due 12/07/23	826,412
7,500,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	666,542
5,810,000	MXN	Mexican Bonos, 8.50%, due 11/18/38	511,427
7,000,000	MXN	Mexican Bonos, 10.00%, due 12/05/24	700,718
1,000,000	PEN	Peruvian Government International Bond, 7.84%, due 08/12/20	417,193
915,000	PEN	Peruvian Government International Bond, 8.20%, due 08/12/26	401,163
1,272,000	PLN	Poland Government Bond, 3.75%, due 04/25/18	407,246
600,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	185,133
2,863,000	PLN	Poland Government Bond, 5.75%, due 10/25/21	1,005,237
1,061,000	PLN	Poland Government Bond, 5.75%, due 09/23/22	372,477
1,100,000	PLN	Poland Government Bond, 5.75%, due 04/25/29	391,426
360,000	RON	Romania Government Bond, 5.80%, due 07/26/27	112,501
33,000,000	RUB	Russian Federal Bond - OFZ, 5.50%, due 08/08/18	965,704

See accompanying Notes to the Financial Statements.	97

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

19,000,000	RUB	Russian Federal Bond - OFZ, 6.88%, due 07/15/15	593,316
23,000,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	676,397
21,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 04/19/17	667,668
25,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 06/14/17	791,562
30,000,000	RUB	Russian Federal Bond - OFZ, 7.60%, due 04/14/21	957,747
25,000,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	810,087
2,734,700	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	262,018
6,400,000	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	547,460
9,119,000	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	905,865
4,100,000	ZAR	South Africa Government Bond, 7.75%, due 02/28/23	410,352
7,180,000	ZAR	South Africa Government Bond, 8.00%, due 12/21/18	744,647
6,500,000	ZAR	South Africa Government Bond, 8.75%, due 12/21/14	672,041
4,300,000	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	417,474
6,300,000	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	754,355
27,000,000	THB	Thailand Government Bond, 3.25%, due 06/16/17	863,786
10,700,000	THB	Thailand Government Bond, 3.58%, due 12/17/27	322,771
39,190,000	THB	Thailand Government Bond, 3.63%, due 05/22/15	1,269,269
22,340,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	700,259
14,100,000	THB	Thailand Government Bond, 3.65%, due 12/17/21	446,962
2,000,000	THB	Thailand Government Bond, 3.78%, due 06/25/32	59,091
20,000,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	650,776
2,550,000	TRY	Turkey Government Bond, 6.50%, due 01/07/15	1,235,386
445,000	TRY	Turkey Government Bond, 7.10%, due 03/08/23	194,138
1,600,000	TRY	Turkey Government Bond, 9.00%, due 03/08/17	800,850
2,085,000	TRY	Turkey Government Bond, 9.50%, due 01/12/22	1,059,069
250,000	TRY	Turkey Government Bond, 10.00%, due 06/17/15	126,554
1,700,000	TRY	Turkey Government Bond, 10.50%, due 01/15/20	903,008

			39,615,672

		TOTAL DEBT OBLIGATIONS (COST $77,670,858)	79,379,070

Shares		Description	Value ($)

		PREFERRED STOCK — 0.1%

		Diversified Financial Services — 0.1%

2,000		GMAC Capital Trust I, 8.125%†	53,500

		TOTAL PREFERRED STOCK (COST $52,080)	53,500

Par Value**		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.2%

		Bank Deposit — 5.2%

4,477,532		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	4,477,532

		TOTAL BANK DEPOSITS (COST $4,477,532)	4,477,532

		TOTAL INVESTMENTS — 97.8% (Cost $82,200,470)	83,910,102

		Other Assets and Liabilities (net) — 2.2%	1,880,453

		NET ASSETS — 100.0%	$85,790,555

98	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments:

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

†	Floating rate note. Rate shown is as of September 30, 2013.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $20,971,887 which represents 24.5% of net assets.

See accompanying Notes to the Financial Statements.	99

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

A summary of outstanding financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
12/02/13	BRL	Citibank N.A.	4,800,000	$2,126,670	$50,545
11/20/13	CNY	Goldman Sachs	7,500,000	1,223,146	8,768
11/20/13	COP	Citibank N.A.	940,000,000	491,055	6,027
11/20/13	COP	Goldman Sachs	370,000,000	193,288	1,578
12/18/13	EUR	Citibank N.A.	280,000	379,098	893
09/04/14	EUR	JPMorgan Chase Bank	100,000	135,523	2,657
12/18/13	HUF	Citibank N.A.	163,730,000	741,082	9,656
12/18/13	HUF	Goldman Sachs	42,109,000	190,596	2,476
11/20/13	IDR	Citibank N.A.	25,200,000,000	2,157,310	(2,641)
11/20/13	IDR	Goldman Sachs	13,038,600,000	1,116,202	(21,679)
11/20/13	INR	Citibank N.A.	53,000,000	835,278	72,084
11/20/13	KRW	Citibank N.A.	1,345,000,000	1,247,644	51,961
11/20/13	KRW	Goldman Sachs	500,000,000	463,808	17,778
11/20/13	MYR	Citibank N.A.	1,824,000	557,814	(6,245)
11/20/13	NGN	Citibank N.A.	280,000,000	1,704,031	21,338
11/20/13	PHP	Citibank N.A.	7,500,000	172,290	2,733
12/18/13	PLN	Citibank N.A.	1,100,000	350,803	2,258
12/18/13	PLN	Goldman Sachs	10,654,000	3,397,685	131,641
12/18/13	RON	Goldman Sachs	1,386,000	418,040	9,226
11/20/13	RUB	Citibank N.A.	24,000,000	734,978	18,585
11/20/13	RUB	Goldman Sachs	15,000,000	459,361	11,332
12/18/13	SGD	Citibank N.A.	670,000	534,014	(292)
12/18/13	SGD	Goldman Sachs	270,000	215,200	33
11/20/13	THB	Citibank N.A.	9,050,000	288,464	9,755
12/18/13	TRY	Goldman Sachs	780,000	380,345	5,363
12/18/13	ZAR	Citibank N.A.	3,513,000	345,112	(7,592)
12/18/13	ZAR	Goldman Sachs	21,625,000	2,124,409	(67,739)

					$330,499

Sales
11/20/13	CLP	Citibank N.A.	750,000,000	$1,480,176	$(34,031)
11/20/13	CLP	Goldman Sachs	895,000,000	1,766,344	(23,985)
11/20/13	CNY	Citibank N.A.	5,500,000	896,974	(7,793)
11/20/13	CNY	Goldman Sachs	2,000,000	326,172	(2,495)
12/18/13	CZK	Goldman Sachs	19,500,000	1,026,101	(26,818)
12/18/13	EUR	Citibank N.A.	349,063	472,604	(6,472)
12/18/13	EUR	Goldman Sachs	179,000	242,352	(6,699)
12/18/13	HUF	Citibank N.A.	11,810,000	53,455	(2,245)
12/18/13	ILS	Citibank N.A.	640,000	181,253	(4,703)
12/18/13	ILS	Goldman Sachs	7,300,000	2,067,414	(61,258)
11/20/13	INR	Goldman Sachs	53,000,000	835,278	(6,765)
11/20/13	MYR	Citibank N.A.	800,000	244,655	(4,890)
11/20/13	MYR	Goldman Sachs	1,759,000	537,936	4,783
12/18/13	PLN	Goldman Sachs	2,479,000	790,582	(327)

100	See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Forward Foreign Currency Contracts — continued

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/13	RUB	Citibank N.A.	3,110,000	$95,241	$(1,279)
12/18/13	SGD	Goldman Sachs	3,739,000	2,980,115	(51,085)
11/20/13	THB	Citibank N.A.	15,811,000	503,967	(1,099)
11/20/13	THB	Goldman Sachs	24,900,000	793,674	(15,644)
12/18/13	TRY	Citibank N.A.	1,350,000	658,289	(11,148)
12/18/13	TRY	Goldman Sachs	1,895,000	924,042	(11,017)
11/20/13	TWD	Citibank N.A.	27,000,000	913,849	(11,868)
11/20/13	TWD	Goldman Sachs	53,687,000	1,817,104	(10,971)
12/18/13	ZAR	Citibank N.A.	5,320,000	522,629	987
12/18/13	ZAR	Goldman Sachs	23,120,000	2,271,275	(61,267)

					$(358,089)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See accompanying Notes to the Financial Statements.	101

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	92.5
Preferred Stocks	0.1
Forward Foreign Currency Contracts	0.0
Short-Term Investments	5.2
Other Assets and Liabilities (net)	2.2

100.0%

102	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.1%

	Bermuda — 0.7%

744,000	China Gas Holdings, Ltd.	810,661
536,000	COSCO Pacific, Ltd.	823,855
3,000	Credicorp, Ltd.	385,380
62,594	Dairy Farm International Holdings, Ltd.‡	632,826
6,612,000	GOME Electrical Appliances Holding, Ltd.	844,069
713,000	Sihuan Pharmaceutical Holdings Group, Ltd.	484,518

	Total Bermuda	3,981,309

	Brazil — 8.2%

133,600	Arteris SA	1,182,327
178,259	Banco Bradesco SA, ADR	2,474,235
321,300	Banco do Brasil SA	3,731,096
32,682	BB Seguridade Participacoes SA	320,206
730,141	BM&FBovespa SA	4,060,621
88,400	BR Malls Participacoes SA	798,203
80,300	BR Properties SA	710,635
20,300	BRF SA, ADR‡	497,959
111,500	CCR SA	869,039
43,200	Cia Brasileira de Distribuicao Grupo, ADR‡	1,988,064
160,639	Cia de Bebidas das Americas, ADR	6,160,506
44,400	Cia de Saneamento Basico do Estado, ADR‡	442,224
50,000	Cia Hering	755,599
144,419	Cielo SA	3,888,715
146,899	Companhia Energetica de Minas Gerais, Sponsored ADR‡	1,269,207
125,400	EcoRodovias Infraestrutura e Logistica SA	854,008
67,700	Fibria Celulose SA, Sponsored ADR* ‡	779,904
64,235	Grupo BTG Pactual	793,541
80,300	Itau Unibanco Holding SA, ADR	1,133,836
250,600	JBS SA	872,465
55,800	Lojas Renner SA	1,592,495
191,100	MRV Engenharia e Participacoes SA	782,067
8,900	Multiplan Empreendimentos Imobiliarios SA	211,900
198,000	Petroleo Brasileiro SA, Sponsored ADR	3,312,540
218,600	Porto Seguro SA¤	2,749,624
292,290	Souza Cruz SA	3,473,000
63,900	Telefonica Brasil SA, ADR‡	1,433,916
157,600	Tim Participacoes SA	727,804
30,205	Totvs SA	508,697
31,400	Ultrapar Participacoes SA	771,018
77,400	Vale SA, ADR	1,099,854

	Total Brazil	50,245,305

	Cayman Islands — 2.9%

2,131,000	Anta Sports Products, Ltd.	2,731,364
4,068,000	Bosideng International Holdings, Ltd.	986,163
600,000	China Mengniu Dairy Co., Ltd.	2,688,536
228,000	China Resources Land, Ltd.	651,206

See accompanying Notes to the Financial Statements.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

1,114,000	China Shanshui Cement Group, Ltd.	428,067
255,000	Country Garden Holdings Co., Ltd.	164,078
717,000	Evergrande Real Estate Group, Ltd.*	298,629
820,000	Geely Automobile Holdings, Ltd.	421,887
78,500	Longfor Properties Co., Ltd.	124,504
132,000	MStar Semiconductor, Inc.	1,218,791
221,000	Parkson Retail Group, Ltd.	92,331
525,573	Sands China, Ltd.	3,253,000
77,000	Shimao Property Holdings, Ltd.	178,323
1,546,500	Soho China, Ltd.	1,330,104
58,200	Tencent Holdings, Ltd.	3,052,908

	Total Cayman Islands	17,619,891

	Chile — 1.9%

9,450,390	Banco de Chile	1,405,378
96,300,220	Banco Santander Chile	6,302,348
94,882	Empresas CMPC SA	289,740
18,229	Empresas COPEC SA	257,142
58,800	Enersis SA, Sponsored ADR‡	944,328
82,610	ENTEL Chile SA	1,342,571
62,710	SACI Falabella	603,023
25,823	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	788,893

	Total Chile	11,933,423

	China — 9.2%

3,225,000	Agricultural Bank of China, Ltd. Class H	1,484,594
18,194,000	Bank of China, Ltd. Class H	8,281,570
659,000	Bank of Communications Co., Ltd. Class H	485,212
2,946,000	China BlueChemical, Ltd. Class H	1,739,835
682,000	China Citic Bank Corp., Ltd. Class H	353,525
760,000	China Communications Construction Co., Ltd. Class H	601,716
2,080,000	China Communications Services Corp., Ltd. Class H	1,214,986
13,726,000	China Construction Bank Corp. Class H	10,584,125
761,000	China Longyuan Power Group Corp. Class H	790,914
251,500	China Merchants Bank Co., Ltd. Class H	457,913
1,040,000	China Minsheng Banking Corp., Ltd. Class H	1,243,148
204,000	China Oilfield Services, Ltd. Class H	511,897
15,730	China Petroleum & Chemical Corp., ADR	1,231,502
1,694,000	China Petroleum & Chemical Corp. Class H	1,325,904
233,000	China Railway Construction Corp. Class H	246,365
2,868,000	China Railway Group, Ltd. Class H	1,571,730
548,000	China Shenhua Energy Co., Ltd. Class H	1,671,173
864,000	China Southern Airlines Co., Ltd. Class H	321,975
2,366,000	China Telecom Corp., Ltd. Class H	1,177,638
641,000	Chongqing Rural Commercial Bank Class H	309,129
122,000	Dongfeng Motor Group Co., Ltd. Class H	185,946
916,000	Guangzhou R&F Properties Co., Ltd. Class H	1,433,917
720,000	Huaneng Power International, Inc. Class H	721,379
12,980,000	Industrial & Commercial Bank of China Class H	9,054,860

104	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,606,000	Jiangsu Expressway Co., Ltd. Class H	1,896,928
1,086,000	Jiangxi Copper Co., Ltd. Class H	2,134,148
8,300	PetroChina Co., Ltd., ADR	912,585
2,292,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H*	851,171
170,904	Tsingtao Brewery Co., Ltd. Class H	1,303,517
2,892,000	Zhejiang Expressway Co., Ltd. Class H	2,673,790

	Total China	56,773,092

	Colombia — 0.7%

27,981	Almacenes Exito SA	478,802
45,586	Cementos Argos SA	239,134
1,369,624	Ecopetrol SA	3,146,909
6,562	Ecopetrol SA, Sponsored ADR‡	301,852

	Total Colombia	4,166,697

	Czech Republic — 0.6%

58,107	CEZ AS	1,500,664
10,110	Komercni Banka AS	2,247,795

	Total Czech Republic	3,748,459

	Hong Kong — 4.4%

387,000	China Agri-Industries Holdings, Ltd.	183,142
58,500	China Mobile, Ltd., Sponsored ADR	3,301,155
427,500	China Mobile, Ltd.	4,782,064
462,000	China Overseas Land & Investment, Ltd.	1,364,229
740,000	China Resources Power Holdings Co., Ltd.	1,765,279
1,399,000	CNOOC, Ltd.	2,846,653
10,200	CNOOC, Ltd., ADR	2,058,360
1,332,000	Guangdong Investment, Ltd.	1,142,183
553,391	Hongkong Electric Holdings	4,945,100
357,780	Link (The) REIT	1,755,418
8,836,000	Shougang Fushan Resources Group, Ltd.	2,962,367
184,000	Sino-Ocean Land Holdings, Ltd.	108,191

	Total Hong Kong	27,214,141

	Hungary — 0.2%

3,142	MOL Hungarian Oil and Gas Plc	227,422
40,134	OTP Bank Nyrt	794,500

	Total Hungary	1,021,922

	India — 9.3%

156,923	Asian Paints, Ltd.	1,148,504
61,781	Axis Bank, Ltd.	991,772
72,500	Bajaj Auto, Ltd.	2,301,981
247,543	Cipla, Ltd.	1,708,147
25,764	Colgate-Palmolive India, Ltd.	510,218
51,700	Dr. Reddy’s Laboratories, Ltd., ADR	1,953,743
236,538	HDFC Bank, Ltd., ADR	7,280,640

See accompanying Notes to the Financial Statements.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	India — continued

15,094	Hero Honda Motors, Ltd.	486,538
517,357	Hindustan Unilever, Ltd.	5,181,421
409,178	Housing Development Finance Corp.	4,955,168
23,300	ICICI Bank, Ltd., Sponsored ADR	710,184
54,475	Infosys, Ltd.	2,618,246
50,500	Infosys, Ltd., Sponsored ADR‡	2,429,555
1,193,162	ITC, Ltd.	6,457,998
108,883	Kotak Mahindra Bank, Ltd.	1,171,355
21,297	Nestle India, Ltd.	1,751,249
166,895	NTPC, Ltd.	394,145
274,244	Oil India, Ltd.	1,906,632
55,880	Reliance Industries, Ltd., GDR 144A	1,469,085
9,317	State Bank of India, Ltd., GDR	484,484
283,408	Sun Pharmaceutical Industries, Ltd.	2,675,185
89,602	Tata Consultancy Services, Ltd.	2,751,535
58,800	Tata Motors, Ltd., Sponsored ADR	1,565,256
9,303	United Spirits, Ltd.	375,508
47,500	Westlife Development, Ltd.*	303,945
122,693	Wipro, Ltd., ADR‡	1,258,830
286,252	Wipro, Ltd.	2,160,893

	Total India	57,002,217

	Indonesia — 2.5%

4,063,000	Adaro Energy Tbk PT	315,777
1,363,838	Bank Central Asia Tbk PT	1,177,753
952,500	Bank Negara Indonesia Persero Tbk PT	335,185
2,389,500	Bumi Resources Tbk PT*	93,888
24,500	Indo Tambangraya Megah Tbk PT	55,643
242,000	Indocement Tunggal Prakarsa Tbk PT	376,166
2,930,500	Indofood Sukses Makmur Tbk PT	1,784,113
3,457,500	Kalbe Farma Tbk PT	352,319
6,118,000	Perusahaan Gas Negara Persero Tbk PT	2,747,288
662,769	Semen Gresik Persero Tbk PT	744,041
961,500	Tambang Batubara Bukit Asam Persero Tbk PT	1,058,646
40,400	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	1,466,924
13,238,650	Telekomunikasi Indonesia Persero Tbk PT	2,400,791
1,041,396	Unilever Indonesia Tbk PT	2,711,407

	Total Indonesia	15,619,941

	Luxembourg — 0.1%

6,792	Kernel Holding SA*	107,271
93,350	Samsonite International SA	260,604

	Total Luxembourg	367,875

	Malaysia — 3.9%

1,302,700	Alliance Financial Group Bhd	2,002,309
1,388,700	AMMB Holdings Bhd	3,161,268
40,912	British American Tobacco Malaysia Bhd	805,814
411,400	DiGi.Com Bhd	613,408

106	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued

1,303,000	Genting Malaysia Bhd	1,686,964
1,273,413	Malayan Banking Bhd	3,844,266
369,800	Parkson Holdings Bhd	435,659
998,900	Petronas Chemicals Group Bhd	2,099,238
435,900	Public Bank Bhd	2,372,409
106,200	Public Bank Bhd (Foreign Market)	577,347
986,000	Tenaga Nasional Bhd	2,731,579
1,077,600	UMW Holdings Bhd	3,907,726

	Total Malaysia	24,237,987

	Mexico — 6.9%

1,355,000	Alfa SAB de CV Class A	3,633,577
89,500	America Movil SA de CV Series L, ADR	1,772,995
192,900	Arca Continental SAB de CV	1,194,291
10,340	Coca-Cola Femsa SAB de CV, Sponsored ADR	1,302,633
883,055	Compartamos SAB de CV	1,635,467
44,551	Fomento Economico Mexicano SA de CV, Sponsored ADR	4,325,457
163,500	Grupo Aeroportuario del Pacifico SAB de CV	832,172
140,900	Grupo Bimbo SAB de CV Series A	432,855
221,934	Grupo Carso SAB de CV Series A-1	1,178,141
321,523	Grupo Financiero Banorte SAB de CV Series O	1,992,093
442,900	Grupo Financiero Inbursa SAB de CV Series O	1,005,998
247,828	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	3,424,983
884,500	Grupo Mexico SAB de CV Series B	2,633,258
103,989	Grupo Televisa SAB, Sponsored ADR	2,906,493
161,895	Industrias Penoles SAB de CV	4,728,791
1,125,000	Kimberly-Clark de Mexico SAB de CV	3,270,630
20,322	Promotora y Operadora de Infraestructura SAB de CV*	195,412
2,286,567	Wal-Mart de Mexico SAB de CV	5,951,023

	Total Mexico	42,416,269

	Netherlands — 0.3%

44,085	Yandex NV Class A*	1,605,576

	Peru — 0.1%

67,756	Cia de Minas Buenaventura SA, ADR	793,423

	Philippines — 0.7%

1,873,500	Aboitiz Equity Ventures, Inc.	1,936,323
512,370	Bank of the Philippine Islands	1,134,416
66,635	SM Investments Corp.	1,193,737

	Total Philippines	4,264,476

	Poland — 1.5%

32,117	Grupa Lotos SA*	378,634
5,755	Jastrzebska Spolka Weglowa SA	135,048
159,017	PGE SA	847,683
357,860	Powszechna Kasa Oszczednosci Bank Polski SA	4,253,278

See accompanying Notes to the Financial Statements.	107

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Poland — continued

25,793	Powszechny Zaklad Ubezpieczen SA	3,504,344
96,340	Tauron Polska Energia SA	147,836

	Total Poland	9,266,823

	Russia — 3.4%

402,444	Gazprom OAO, Sponsored ADR	3,545,532
46,250	LUKOIL OAO (DTC Shares), Sponsored ADR	2,939,650
54,671	LUKOIL OAO (Euroclear Shares), Sponsored ADR	3,466,141
12,514	Magnit OJSC, GDR	772,739
38,172	MMC Norilsk Nickel OJSC, ADR	550,822
111,987	Rosneft Oil Co., Reg S, GDR‡‡‡	907,095
77,501	Sistema JSFC, Reg S, GDR‡‡‡	2,014,251
198,896	Surgutneftegas OAO, Sponsored ADR	1,707,522
17,419	Tatneft, Sponsored ADR	681,954
85,413	Tatneft OAO, Sponsored ADR	3,343,919
15,031	Uralkali (Ordinary Shares), GDR	390,806
2,077	Uralkali OJSC, Reg S, GDR‡‡‡	54,002
279,780	VTB Bank OJSC, GDR	738,619

	Total Russia	21,113,052

	Singapore — 0.3%

161,850	DBS Group Holdings, Ltd.	2,118,013

	South Africa — 4.9%
469,954	African Bank Investments, Ltd.	779,852
38,570	Barclays Africa Group, Ltd.	564,920
17,472	Bidvest Group, Ltd.	436,984
48,569	Discovery, Ltd.	391,303
403,611	FirstRand, Ltd.	1,343,532
75,407	Foschini Group, Ltd. (The)	779,715
65,050	Growthpoint Properties, Ltd.	159,332
33,078	Imperial Holdings, Ltd.	716,532
37,432	Investec, Ltd.	245,375
62,107	Kumba Iron Ore, Ltd.	2,863,510
49,079	Liberty Holdings, Ltd.	570,587
405,585	MMI Holdings, Ltd.	983,358
143,503	MTN Group, Ltd.	2,794,842
115,770	Nampak, Ltd.	359,029
22,959	Naspers, Ltd.	2,118,102
1,311,029	Redefine Properties, Ltd.	1,270,156
125,915	Remgro, Ltd.	2,427,277
158,348	Reunert, Ltd.	1,143,268
49,753	RMB Holdings, Ltd.	228,156
65,383	Salam, Ltd.	304,444
84,759	Sasol, Ltd.	4,033,648
104,653	Spar Group, Ltd. (The)	1,260,360
144,637	Standard Bank Group, Ltd.	1,722,925
18,586	Tiger Brands, Ltd.	552,404
92,215	Truworths International, Ltd.	824,678

108	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

158,912	Woolworths Holdings, Ltd.	1,171,500

	Total South Africa	30,045,789

	South Korea — 9.3%

13,254	Daelim Industrial Co., Ltd.	1,196,304
14,610	DGB Financial Group, Inc.	220,236
54,995	Dongbu Insurance Co., Ltd.	2,364,221
47,270	Halla Visteon Climate Control Corp.	1,792,405
2	Hana Financial Group, Inc.	69
7,440	Hanwha Corp.	262,383
89,870	Hanwha Life Insurance Co., Ltd.	581,196
44,460	Hite Jinro Co., Ltd.	1,131,487
16,099	Hyosung Corp.	1,074,091
7,277	Hyundai Engineering & Construction Co., Ltd.	418,469
10,330	Hyundai Hysco Co., Ltd.	442,642
104,940	Hyundai Marine & Fire Insurance Co., Ltd.	2,856,208
3,629	Hyundai Mobis	965,775
4,159	Hyundai Motor Co.	971,372
11,750	Hyundai Wia Corp.	1,853,235
76,950	Industrial Bank of Korea	852,076
131,750	Kangwon Land, Inc.	3,493,963
1,497	KCC Corp.	629,627
18,672	Kia Motors Corp.	1,134,558
3,945	Korea Zinc Co., Ltd.	1,193,035
41,700	KT Corp., Sponsored ADR‡	699,309
64,770	KT&G Corp.	4,640,742
2,381	LG Chem, Ltd.	681,283
77,700	LG Display Co., Ltd., ADR* ‡	926,961
3,395	LG Household & Health Care, Ltd.	1,721,706
14,470	Mirae Asset Securities Co., Ltd.	495,495
4,873	NAVER Corp.	2,525,657
2,242	NHN Entertainment Corp.*	246,173
1,571	Orion Corp. Republic of South Korea	1,393,131
21,543	S1 Corp. Korea	1,296,980
26,850	Samsung Card Co., Ltd.	999,372
11,537	Samsung Electronics Reg S, GDR‡‡‡	7,360,606
14,188	Samsung Engineering Co., Ltd.	1,090,496
5,378	Samsung Fire & Marine Insurance Co., Ltd.	1,233,561
49,730	Samsung Heavy Industries Co., Ltd.	1,989,801
4,346	SK Holdings Co., Ltd.	784,539
24,614	SK Telecom Co., Ltd.	5,004,451
33,790	Woori Finance Holdings Co., Ltd.	393,026

	Total South Korea	56,916,641

	Taiwan — 8.5%

328,000	Asustek Computer, Inc.	2,612,507
2,945,000	AU Optronics Corp.*	1,105,608
205,000	Catcher Technology Co., Ltd.	1,085,078
324,300	Cheng Shin Rubber Industry Co., Ltd.	848,947

See accompanying Notes to the Financial Statements.	109

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

258,560	Chicony Electronics Co., Ltd.	644,498
3,296,000	Chimei Innolux Corp.*	1,582,954
1,395,000	China Motor Corp.	1,259,732
225	China Petrochemical Development Corp.	111
79,000	CTCI Corp.	127,717
262,000	Delta Electronics, Inc.	1,271,586
405,000	Far EasTone Telecommunications Co., Ltd.	1,009,521
1,284,000	Farglory Land Development Co., Ltd.	2,388,474
63,000	Feng Hsin Iron & Steel Co.	110,799
892	Foxconn Technology Co., Ltd.	2,317
648,997	Fubon Financial Holding Co., Ltd.	897,757
130,000	Highwealth Construction Corp.	286,671
637,670	Hon Hai Precision Industry Co., Ltd.	1,636,931
453,000	Kinsus Interconnect Technology Corp.	1,593,398
1,273,165	Lite-On Technology Corp.	2,170,241
283,000	Mega Financial Holding Co., Ltd.	232,108
81,000	Novatek Microelectronics Corp.	335,594
385,000	Pou Chen Corp.	448,583
253,000	President Chain Store Corp.	1,826,885
1,209,000	Quanta Computer, Inc.	2,621,061
898,060	Radiant Opto-Electronics Corp.	3,204,428
403,212	Realtek Semiconductor Corp.	984,608
758,731	SinoPac Financial Holdings Co., Ltd.	348,995
457	Taiwan Business Bank*	137
1,346,000	Taiwan Cement Corp.	1,948,415
82,000	Taiwan Mobile Co., Ltd.	291,203
2,478,000	Taiwan Semiconductor Manufacturing Co., Ltd.	8,422,870
227,700	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,861,792
1,266,000	Teco Electric and Machinery Co., Ltd.	1,340,204
1,000,000	Transcend Information, Inc.	3,148,781
1,220,282	Uni-President Enterprises Corp.	2,274,074
445,000	Walsin Lihwa Corp.*	135,906

	Total Taiwan	52,060,491

	Thailand — 3.3%

191,300	Advanced Info Service PCL, NVDR	1,559,511
235,900	Advanced Info Service PCL (Registered Shares)	1,923,098
261,900	Bangkok Bank PCL	1,649,434
228,600	Bangkok Bank PCL, NVDR	1,432,404
41,900	Bangkok Dusit Medical Services PCL Class F	168,779
388,500	Bank of Ayudhya PCL, NVDR	468,858
1,393,000	CP All PCL Class F	1,569,797
314,173	Kasikornbank PCL	1,772,747
133,500	Kasikornbank PCL, NVDR	746,883
1,822,200	Krung Thai Bank PCL, NVDR	1,118,486
1,174,100	PTT Global Chemical PCL	2,796,370
101,400	PTT PCL	1,024,373
318,300	Siam Commercial Bank PCL	1,582,342
59,600	Siam Commercial Bank PCL, NVDR	281,995

110	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

3,125,000	Thai Beverage PCL Class C‡	1,369,795
283,000	Thai Oil PCL, NVDR	522,482

	Total Thailand	19,987,354

	Turkey — 1.3%

115,627	Arcelik AS	671,635
30,552	BIM Birlesik Magazalar AS	628,303
7,381	Coca-Cola Icecek AS	187,914
120,233	Enka Insaat ve Sanayi AS	356,625
109,228	KOC Holding AS	503,253
257,251	TAV Havalimanlari Holding AS	1,812,209
485,210	Turk Hava Yollari AS	1,846,957
587,523	Turk Telekomunikasyon AS	2,038,911
22,034	Turkiye Is Bankasi	58,166

	Total Turkey	8,103,973

	United Kingdom — 4.0%

177,834	British American Tobacco Plc	9,466,043
472,616	HSBC Holdings Plc	5,140,476
14,844	Randgold Resources, Ltd., ADR	1,061,791
12,427	Randgold Resources, Ltd.	895,731
129,152	SABMiller Plc	6,588,533
50,962	Standard Chartered Plc	1,222,237
10,727	Standard Chartered Plc (Hong Kong Exchange)	259,214

	Total United Kingdom	24,634,025

	United States — 0.0%

3,500	Southern Copper Corp.	95,340

	TOTAL COMMON STOCKS (COST $541,189,247)	547,353,504

	PREFERRED STOCKS — 1.9%

	Brazil — 1.9%

123,200	Braskem SA, 4.73%	982,368
9,894	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.98%	448,909
104,800	Cia de Bebidas das Americas, 2.84%	4,023,363
206,400	Cia Energetica de Sao Paulo, 6.54%	2,192,835
135,800	Cia Paranaense de Energia, 3.43%	1,918,605
188,900	Klabin SA, 2.91%	989,454
295,800	Usinas Siderurgicas de Minas Gerais SA, 0.68% Series A	1,397,909

	Total Brazil	11,953,443

	TOTAL PREFERRED STOCKS (COST $11,369,880)	11,953,443

See accompanying Notes to the Financial Statements.	111

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 7.0%

		Bank Deposit — 5.2%

31,895,247		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	31,895,247

		Securities Lending Collateral — 1.8%

10,730,470		State Street Navigator Securities Lending Prime Portfolio***	10,730,470

		TOTAL SHORT-TERM INVESTMENTS (COST $42,625,717)	42,625,717

		TOTAL INVESTMENTS — 98.0% (Cost $595,184,844)	601,932,664

		Other Assets and Liabilities (net) — 2.0%	12,194,764

		NET ASSETS — 100.0%	$614,127,428

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		NVDR — Non-Voting Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	***	Represents an investment of securities lending cash collateral.

	¤	Illiquid security. The total market value of the securities at period end is $2,749,624 which represents 0.5% of net assets. The aggregate tax cost of these securities held at September 30, 2013 was $2,428,852.

	‡	All or a portion of this security is out on loan.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

		144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,469,085 which represents 0.2% of net assets.

112	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

A summary of outstanding financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
12/18/13	BRL	Royal Bank of Scotland Plc	21,900,000	$9,669,983	$119,567
12/18/13	CLP	Royal Bank of Scotland Plc	480,000,000	943,658	15,206
12/18/13	COP	Royal Bank of Scotland Plc	1,850,000,000	963,950	639
12/18/13	CZK	Royal Bank of Scotland Plc	140,510,000	7,393,714	203,510
12/18/13	HKD	Royal Bank of Scotland Plc	42,944,000	5,538,379	(806)
12/18/13	HUF	Royal Bank of Scotland Plc	3,189,450,000	14,436,239	581,833
12/18/13	IDR	Royal Bank of Scotland Plc	800,000,000	68,132	(984)
12/18/13	ILS	Royal Bank of Scotland Plc	15,620,000	4,423,700	88,757
12/18/13	INR	Royal Bank of Scotland Plc	116,153,000	1,817,724	41,282
12/18/13	KRW	Royal Bank of Scotland Plc	27,039,873,000	25,039,631	486,985
12/18/13	MXN	Royal Bank of Scotland Plc	160,289,000	12,101,378	(56,053)
12/18/13	MYR	Royal Bank of Scotland Plc	16,318,000	4,981,916	17,866
12/18/13	PEN	Royal Bank of Scotland Plc	1,223,000	435,718	2,258
12/18/13	PHP	Royal Bank of Scotland Plc	20,000,000	459,305	2,153
12/18/13	PLN	Royal Bank of Scotland Plc	73,536,000	23,451,488	642,630
12/18/13	RUB	Royal Bank of Scotland Plc	756,914,000	23,055,735	163,856
12/18/13	SGD	Royal Bank of Scotland Plc	3,800,000	3,028,734	45,568
12/18/13	THB	Royal Bank of Scotland Plc	44,000,000	1,400,209	23,149
12/18/13	TRY	Royal Bank of Scotland Plc	6,400,000	3,120,776	(13,914)
12/18/13	TWD	Royal Bank of Scotland Plc	429,442,000	14,541,709	31,832
12/18/13	ZAR	Royal Bank of Scotland Plc	70,110,000	6,887,505	(40,528)

					$2,354,806

Sales
12/18/13	BRL	Royal Bank of Scotland Plc	35,530,000	$15,688,333	$(733,745)
12/18/13	CLP	Royal Bank of Scotland Plc	2,588,682,000	5,089,230	(78,628)
12/18/13	COP	Royal Bank of Scotland Plc	8,683,000,000	4,524,311	(97,267)
12/18/13	CZK	Royal Bank of Scotland Plc	135,600,000	7,135,347	(59,589)
12/18/13	HKD	Royal Bank of Scotland Plc	25,800,000	3,327,361	334
12/18/13	HUF	Royal Bank of Scotland Plc	70,000,000	316,837	(13,859)
12/18/13	IDR	Royal Bank of Scotland Plc	89,189,979,523	7,595,902	(210,799)
12/18/13	ILS	Royal Bank of Scotland Plc	24,800,000	7,023,545	(80,192)
12/18/13	INR	Royal Bank of Scotland Plc	289,000,000	4,522,675	(279,572)
12/18/13	KRW	Royal Bank of Scotland Plc	1,250,000,000	1,157,533	(2,446)
12/18/13	MXN	Royal Bank of Scotland Plc	197,100,000	14,880,507	72,998
12/18/13	PEN	Royal Bank of Scotland Plc	300,000	106,881	763
12/18/13	PHP	Royal Bank of Scotland Plc	249,100,000	5,720,646	(117,898)
12/18/13	PLN	Royal Bank of Scotland Plc	2,300,000	733,497	(17,040)
12/18/13	RUB	Royal Bank of Scotland Plc	592,207,000	18,038,730	(433,704)
12/18/13	SGD	Royal Bank of Scotland Plc	30,756,000	24,513,616	(290,579)
12/18/13	THB	Royal Bank of Scotland Plc	59,937,000	1,907,372	(44,390)
12/18/13	TRY	Royal Bank of Scotland Plc	25,692,000	12,527,965	(3,261)
12/18/13	ZAR	Royal Bank of Scotland Plc	11,000,000	1,080,624	7,392

					$(2,381,482)

See accompanying Notes to the Financial Statements.	113

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2	FTSE Bursa Malaysia KLCI Index	October 2013	$54,364	$(545)
426	FTSE/JSE TOP 40	December 2013	16,825,386	128,530
144	H-shares Index	October 2013	9,595,172	(304,799)
170	MSCI Taiwan Index	October 2013	4,880,700	(78,594)
50	TurkDEX-BIST 30 Index	October 2013	227,896	24,098

				$(231,310)

Sales
42	KOSPI 200 Index	December 2013	$5,140,205	$(20,637)
52	Mexico Bolsa Index	December 2013	1,589,103	40,231
47	MSCI Singapore Index	October 2013	2,711,186	26,808
39	SET50 Index	December 2013	1,171,122	49,141
818	SGX CNX Nifty Index	October 2013	9,432,358	299,846

				$395,389

114	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Synthetic Futures

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
179	Brazil Bovespa Stock Index	10/16/2013	Goldman Sachs	$3,841,355	$162,764
3,400	Hang Seng China Enterprises Index	10/30/2013	Goldman Sachs	4,635,426	(103,506)
768	MSCI Daily Total Return Net Turkey Index	12/18/2013	Goldman Sachs	307,777	23,001
3,529	MSCI Daily Total Return Net Turkey Index	12/17/2013	Goldman Sachs	1,514,611	(8,906)
1,700	MSCI Taiwan Index	10/30/2013	Goldman Sachs	496,878	(8,808)
39	Russian Trading System Index	12/16/2013	Goldman Sachs	5,497,999	119,610
5,060	Warsaw WIG 20 Index	12/20/2013	Goldman Sachs	3,865,566	34,398

					$218,553

See accompanying Notes to the Financial Statements.	115

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	17.9
Oil & Gas	7.0
Telecommunications	5.9
Beverages	4.5
Agriculture	3.9
Retail	3.7
Electric	3.1
Food	3.0
Semiconductors	3.0
Insurance	2.8
Computers	2.6
Diversified Financial Services	2.6
Mining	2.5
Chemicals	2.1
Commercial Services	2.0
Electronics	1.8
Holding Companies — Diversified	1.8
Auto Manufacturers	1.6
Real Estate	1.6
Electrical Components & Equipment	1.4
Engineering & Construction	1.4
Household Products & Wares	1.3
Internet	1.2
Pharmaceuticals	1.2
Coal	1.0
Auto Parts & Equipment	0.9
Forest Products & Paper	0.9
Lodging	0.8
Media	0.8
Iron & Steel	0.7
Building Materials	0.6
Entertainment	0.6
Leisure Time	0.5
Metal Fabricate & Hardware	0.5
Software	0.5
Airlines	0.4
Cosmetics & Personal Care	0.4
Gas	0.4
REITS	0.3
Shipbuilding	0.3
Water	0.3
Machinery — Diversified	0.2
Office & Business Equipment	0.2
Apparel	0.1
Energy — Alternate Sources	0.1
Home Builders	0.1
Home Furnishings	0.1
Oil & Gas Services	0.1
Packaging & Containers	0.1
Pipelines	0.1

116	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Textiles	0.1
Distribution & Wholesale	0.0
Health Care — Services	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.0

100.0%

See accompanying Notes to the Financial Statements.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.5%

	Australia — 0.6%

182,591	Newcrest Mining, Ltd.	1,997,560
283,615	Telstra Corp., Ltd.	1,318,015
23,615	Woolworths, Ltd.	772,842

	Total Australia	4,088,417

	Austria — 0.1%

182	Agrana Beteiligungs AG	22,900
6,786	EVN AG‡	103,708
1,752	Oesterreichische Post AG	79,686
14,592	OMV AG	720,965

	Total Austria	927,259

	Bahamas — 0.0%

557	United International Enterprises	103,623

	Belgium — 0.6%

2,428	Elia System Operator SA	108,131
43,200	Groupe Bruxelles Lambert SA	3,676,494
47	Lotus Bakeries	42,054

	Total Belgium	3,826,679

	Bermuda — 0.2%

9,000	Guoco Group, Ltd.	109,669
17,000	Jardine Matheson Holdings, Ltd.	933,300
13,600	Transport International Holdings, Ltd.	30,549
5,000	Wing On Co. International, Ltd.	14,764

	Total Bermuda	1,088,282

	Canada — 4.5%

38,744	Agnico-Eagle Mines, Ltd.	1,028,248
33,300	Bank of Montreal‡	2,227,235
47,445	BCE, Inc.‡	2,025,902
34,007	Bell Aliant, Inc.	848,604
27,200	Canadian Imperial Bank of Commerce‡	2,171,449
73,631	Canadian Natural Resources, Ltd.	2,318,743
8,600	Capital Power Corp.	177,873
59,302	Cenovus Energy, Inc.	1,770,165
4,500	Empire Co., Ltd.	325,581
13,028	EnerCare, Inc.	123,195
39,000	First Capital Realty, Inc.‡	642,348
24,700	Fortis, Inc.	751,885
8,900	George Weston, Ltd.	701,419
88,025	Goldcorp, Inc.	2,289,530
202,412	Kinross Gold Corp.	1,022,181
1,400	Laurentian Bank of Canada	60,936
60,200	Manitoba Telecom Services, Inc.	1,923,893
31,800	Metro, Inc.‡	1,993,262

118	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

27,100	National Bank of Canada	2,242,822
95,687	Penn West Petroleum, Ltd.‡	1,064,996
48,927	Potash Corp. of Saskatchewan, Inc.	1,530,437
1,000	Rogers Communications, Inc. Class B	43,088
2,700	Saputo, Inc.‡	128,368
7,800	TELUS Corp.	259,064
7,599	Tim Hortons, Inc.	440,742
22,900	Toronto-Dominion Bank	2,066,102

	Total Canada	30,178,068

	Denmark — 1.4%

36,413	Coloplast AS Class B	2,074,549
19,245	H Lundbeck AS‡	419,854
5,958	Novo Nordisk AS Class B	1,012,167
1,424	Ringkjoebing Landbobank AS	273,446
11,750	Royal UNIBREW AS	1,396,867
4,650	SimCorp AS	156,557
239,753	TDC AS	2,029,980
74,858	Topdanmark AS*	1,929,313

	Total Denmark	9,292,733

	France — 5.1%

851	Bongrain SA	58,369
61,273	Bouygues SA	2,237,367
58,462	Carrefour SA	2,008,104
29,924	Cie de Saint-Gobain	1,482,746
124,196	Danone SA	9,354,086
9,196	Legrand SA	510,562
2,950	Medica SA	73,516
11,500	Neopost SA‡	837,971
120,105	Sanofi-Aventis	12,188,639
18,600	Sodexo	1,736,520
321	Stef	20,640
47,144	Total SA‡	2,737,409
5,500	Wendel SA	745,997

	Total France	33,991,926

	Germany — 1.9%

39,319	Adidas AG	4,267,516
14,863	DaimlerChrysler AG	1,159,275
19,538	Fielmann AG	2,069,791
4,300	Fraport AG Frankfurt Airport Services Worldwide	301,978
7,872	Fresenius SE & Co. KGaA	978,428
40,403	HeidelbergCement AG	3,117,965
3,618	Merck KGaA	564,928

	Total Germany	12,459,881

See accompanying Notes to the Financial Statements.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 0.4%

6,500	Aeon Stores Hong Kong Co., Ltd.	9,924
245,500	CLP Holdings, Ltd.	2,002,266
85,500	Hongkong Electric Holdings	764,028
33,000	Miramar Hotel & Investment Co., Ltd.	42,552
233,000	Regal Real Estate Investment Trust REIT	67,901

	Total Hong Kong	2,886,671

	Ireland — 0.7%

56,922	CRH Plc	1,362,412
20,910	ICON Plc*	855,846
16,440	Kerry Group Plc	1,000,430
31,200	Willis Group Holdings Plc	1,351,896

	Total Ireland	4,570,584

	Israel — 0.7%

28,531	Azrieli Group	905,451
4,900	Check Point Software Technologies, Ltd.*	277,144
81,625	Israel Chemicals, Ltd.	688,465
38,508	Osem Investments, Ltd.	859,604
22,401	Strauss Group, Ltd.	393,892
44,279	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,672,860

	Total Israel	4,797,416

	Italy — 0.0%

28,600	Italcementi Spa	218,156

	Japan — 8.8%

82,800	Aeon Co., Ltd.‡	1,140,003
42,800	Astellas Pharma, Inc.	2,180,892
59,800	Coca-Cola West Co., Ltd.	1,195,086
6,600	Doutor Nichires Holdings Co., Ltd.	115,824
21,300	Dydo Drinco, Inc.	873,707
4,500	Earth Chemical Co., Ltd.	170,828
76,800	Fancl Corp.	935,297
16,900	Fanuc, Ltd.	2,791,837
4,800	Fukuda Denshi Co., Ltd.	203,006
5,900	Hirose Electric Co., Ltd.	905,518
101,400	House Foods Corp.	1,575,898
91,300	Hoya Corp.	2,157,704
15,300	Inageya Co., Ltd.	157,795
77,000	Ito En, Ltd.	1,750,695
54,600	KDDI Corp.	2,804,423
1,000	Kentucky Fried Chicken, Ltd.	21,595
96,700	Kewpie Corp.	1,536,360
8,400	Keyence Corp.	3,188,790
34,700	Kose Corp.	1,004,311
249,000	Lion Corp.	1,517,473
23,000	Matsumotokiyoshi Holdings Co., Ltd.‡	744,204

120	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

4,100	McDonald’s Holdings Co., Ltd.‡	113,149
29,600	Megmilk Snow Brand Co., Ltd.	438,005
5,600	MEIJI Holdings Co., Ltd.	306,466
26,600	MISUMI Group, Inc.	771,231
64,300	Mitsubishi Estate Co., Ltd.	1,897,710
125,000	Morinaga & Co., Ltd.	268,790
163,000	Morinaga Milk Industry Co., Ltd.	514,955
91,900	MS&AD Insurance Group Holdings	2,397,595
57,000	Nippon Flour Mills Co., Ltd.	286,380
26,200	Nippon Telegraph & Telephone Corp.	1,356,392
147,000	Nisshin Oillio Group, Ltd. (The)	510,848
29,900	Nissin Foods Holdings Co., Ltd.	1,227,995
91,400	NKSJ Holdings, Inc.	2,348,223
25,800	Noevir Holdings Co., Ltd.	441,196
26,900	Nomura Research Institute, Ltd.	934,818
129,300	NTT DoCoMo, Inc.‡	2,097,789
17,900	Ohsho Food Service Corp.‡	599,251
4,500	Okinawa Cellular Telephone Co.	114,558
13,000	Ono Pharmaceutical Co., Ltd.‡	798,879
60,300	Otsuka Holdings Co., Ltd.	1,748,930
6,800	Plenus Co., Ltd.	131,045
1,000	Riken Vitamin Co., Ltd.	25,478
45,300	Royal Holdings Co., Ltd.	721,107
6,000	Saizeriya Co., Ltd.	80,530
72,300	Secom Co., Ltd.	4,524,046
9,400	Shimachu Co., Ltd.	233,168
23,500	Shimano, Inc.	2,100,331
5,900	Shin-Etsu Chemical Co., Ltd.	360,764
20,000	Showa Sangyo Co., Ltd.‡	61,962
13,200	SMC Corp.	3,139,750
53,700	Starbucks Coffee Japan, Ltd.‡	645,221
1,500	Suzuken Co., Ltd.	49,376
3,900	Takeda Pharmaceutical Co., Ltd.	184,219
5,400	WATAMI Co., Ltd.‡	90,913
43,000	Yamazaki Baking Co., Ltd.	464,509
11,800	Yoshinoya Holdings Co., Ltd.‡	138,293

	Total Japan	59,095,118

	Malaysia — 0.0%

241,500	Genting Malaysia Bhd	312,664

	Mexico — 0.4%

78,837	Grupo Televisa SAB, Sponsored ADR	2,203,494
19,300	Industrias Penoles SAB de CV	563,734

	Total Mexico	2,767,228

	Micronesia — 0.2%

59,692	Costamare, Inc.	1,052,370

See accompanying Notes to the Financial Statements.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 0.8%

12,607	Constellium NV Class A*	244,576
2,451	Sligro Food Group NV	100,231
65,855	TNT Express NV	601,548
119,503	Unilever NV, ADR	4,651,562

	Total Netherlands	5,597,917

	New Zealand — 0.5%

356,327	Air New Zealand, Ltd.‡	449,629
244,990	Argosy Property, Ltd.	190,789
376,248	Auckland International Airport, Ltd.	1,038,845
12,879	Contact Energy, Ltd.	58,033
14,520	Fisher & Paykel Healthcare Corp., Ltd.	43,779
238,347	Infratil, Ltd.	491,335
201,290	Sky Network Television, Ltd.	975,749
2,733	TrustPower, Ltd.	16,025
8,880	Warehouse Group, Ltd. (The)	27,070

	Total New Zealand	3,291,254

	Norway — 0.9%

257,628	Orkla ASA	1,876,228
96,680	Statoil ASA	2,194,259
97,358	Telenor ASA	2,224,216

	Total Norway	6,294,703

	Portugal — 0.2%

335,634	EDP - Energias de Portugal SA	1,226,694
9,710	Portucel SA	35,305
32,441	REN - Redes Energeticas Nacionais SGPS SA	97,049
70,665	Sonaecom SGPS SA	196,477

	Total Portugal	1,555,525

	Russia — 0.0%

4,548	IBS Group Holding, Ltd., Reg S, GDR‡‡‡	112,662

	Singapore — 0.8%

29,000	Bukit Sembawang Estates, Ltd.	142,602
123,000	First Real Estate Investment Trust REIT	109,301
33,000	Fraser and Neave, Ltd.	147,280
20,000	Great Eastern Holdings, Ltd.	271,767
15,000	Hong Leong Finance, Ltd.	31,202
318,000	M1, Ltd.‡	831,273
11,000	Oversea-Chinese Banking Corp., Ltd.	90,297
515,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust REIT‡	441,223
1,005,000	Singapore Post, Ltd.‡	1,013,210
44,000	Singapore Press Holdings, Ltd.‡	144,124
314,000	Singapore Telecommunications, Ltd.	933,429
397,000	StarHub, Ltd.‡	1,357,346

	Total Singapore	5,513,054

122	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	South Africa — 0.3%

88,347	AngloGold Ashanti, Ltd., Sponsored ADR	1,173,248
97,752	Gold Fields, Ltd., Sponsored ADR‡	446,727
45,900	Harmony Gold Mining Co., Ltd., Sponsored ADR‡	155,142
9,155	Sibanye Gold, Ltd., Sponsored ADR* ‡	47,697

	Total South Africa	1,822,814

	South Korea — 0.3%

22,062	KT&G Corp.	1,580,733
318	Lotte Confectionery Co., Ltd.	504,515

	Total South Korea	2,085,248

	Spain — 0.2%

22,700	Red Electrica Corp. SA	1,292,722

	Sweden — 0.6%

10,956	Axfood AB	535,425
53,100	Investor AB Class B	1,612,072
286,209	TeliaSonera AB	2,194,101

	Total Sweden	4,341,598

	Switzerland — 5.1%

4,761	Allreal Holding AG	661,828
4,010	Bank Coop AG	210,644
863	Banque Cantonale de Geneve	225,234
9,411	Basler Kantonalbank	815,429
18	Bell AG	44,390
1,875	Berner Kantonalbank AG	492,466
2,501	Galenica AG	2,118,624
280	Graubuendner Kantonalbank	366,934
1,601	Intershop Holdings	580,733
2,500	Kuehne + Nagel International AG	327,620
425	Luzerner Kantonalbank AG	167,204
3,232	Mobimo Holding AG	675,888
189,190	Nestle SA	13,233,362
148,333	Novartis AG	11,400,767
23,187	PSP Swiss Property AG	2,012,916
1,941	Swisscom AG	932,882
43	Walliser Kantonalbank	38,613

	Total Switzerland	34,305,534

	Thailand — 0.2%

165,600	Bangkok Bank PCL, ADR	1,037,647

	United Kingdom — 6.9%

19,900	Anglo American Plc	489,191
65,292	Associated British Foods Plc	1,983,566
40,361	AstraZeneca Plc	2,101,669
16,127	British American Tobacco Plc	855,692

See accompanying Notes to the Financial Statements.	123

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

23,517	Cranswick Plc	446,338
27,786	Dairy Crest Group Plc	204,960
140,582	Diageo Plc	4,473,487
88,700	Fresnillo Plc	1,397,624
116,688	GlaxoSmithKline Plc	2,943,121
107,864	Greggs Plc	739,923
40,653	Imperial Tobacco Group Plc	1,505,611
354,452	J Sainsbury Plc	2,247,207
119,641	National Grid Plc	1,415,318
24,706	Next Plc	2,064,458
2,420	Rank Group Plc	6,035
24,190	Reckitt Benckiser Group Plc	1,770,632
24,896	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	821,618
126,345	Smith & Nephew Plc	1,577,489
83,231	SSE Plc	1,986,719
17,626	Synergy Health Plc	312,837
115,603	Tate & Lyle Plc	1,378,782
1,955,171	Tesco Plc	11,366,666
28,772	The Berkeley Group Holdings Unit Plc	965,414
802,595	WM Morrison Supermarkets Plc	3,639,221

	Total United Kingdom	46,693,578

	United States — 47.1%

27,100	3M Co.	3,236,011
3,503	Abbott Laboratories	116,265
1,274	Alleghany Corp.*	521,894
7,551	Allete, Inc.	364,713
15,261	Alliant Techsystems, Inc.	1,488,863
21,898	Altria Group, Inc.	752,196
53,434	Amdocs, Ltd.	1,957,822
43,540	American Electric Power Co., Inc.	1,887,459
131,094	American Express Co.	9,900,219
5,708	AmerisourceBergen Corp.	348,759
8,900	Apache Corp.	757,746
37,065	AT&T, Inc.	1,253,538
15,100	Automatic Data Processing, Inc.	1,092,938
401,166	Bank of New York Mellon Corp. (The)	12,111,202
56,900	BB&T Corp.	1,920,375
19,509	Becton Dickinson and Co.	1,951,290
15	Berkshire Hathaway, Inc. Class A*	2,556,150
37,388	Campbell Soup Co.	1,522,065
162,190	Capitol Federal Financial, Inc.	2,016,022
6,638	Cardinal Health, Inc.	346,172
31,029	CenturyLink, Inc.	973,690
32,472	Church & Dwight Co., Inc.	1,949,944
33,300	Cincinnati Financial Corp.	1,570,428
57,300	Cintas Corp.	2,933,760
143,482	Cisco Systems, Inc.	3,360,348
6,606	Cleco Corp.	296,213

124	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	United States — continued

23,106	Clorox Co. (The)	1,888,222
61,980	Coca-Cola Co. (The)	2,347,802
46,172	Colgate-Palmolive Co.	2,738,000
100,200	Comcast Corp. Class A	4,345,674
20,587	ConAgra Foods, Inc.	624,610
39,000	ConocoPhillips	2,710,890
33,445	Consolidated Edison, Inc.	1,844,157
14,004	CVS Caremark Corp.	794,727
30,504	Devon Energy Corp.	1,761,911
111,776	DIRECTV*	6,678,616
876	Dr Pepper Snapple Group, Inc.	39,262
2,014	DST Systems, Inc.	151,876
29,417	DTE Energy Co.	1,940,934
217,507	eBay, Inc.*	12,134,716
1,155	El Paso Electric Co.	38,577
9,193	Eli Lilly & Co.	462,684
79,330	Empire District Electric Co. (The)	1,718,288
45,175	Entergy Corp.	2,854,608
1,421	First American Financial Corp.	34,601
48,714	FirstEnergy Corp.	1,775,625
41,040	General Mills, Inc.	1,966,637
14,113	Google, Inc. Class A*	12,361,718
86,323	Great Plains Energy, Inc.	1,916,371
15,493	H&R Block, Inc.	413,043
4,500	Helmerich & Payne, Inc.	310,275
19,637	Henry Schein, Inc.*	2,036,357
21,514	Hershey Co. (The)	1,990,045
28,511	Hormel Foods Corp.	1,200,883
7,785	IDACORP, Inc.	376,794
136,932	Intel Corp.	3,138,481
24,375	Jack Henry & Associates, Inc.	1,257,994
18,603	JM Smucker Co. (The)	1,954,059
62,403	Johnson & Johnson	5,409,716
13,450	Kellogg Co.	789,918
21,346	Kimberly-Clark Corp.	2,011,220
19,312	Laboratory Corp. of America Holdings*	1,914,592
27,530	Liberty Media Corp. - Interactive Class A*	646,129
51,900	Linear Technology Corp.	2,058,354
17,100	Lockheed Martin Corp.	2,181,105
33,691	Lorillard, Inc.	1,508,683
271,652	Lowe’s Cos., Inc.	12,933,352
11,200	Martin Marietta Materials, Inc.	1,099,504
12,181	Mastercard, Inc. Class A	8,195,133
45,126	McDonald’s Corp.	4,341,572
16,742	McKesson Corp.	2,147,999
574,081	Microsoft Corp.	19,122,638
10,532	National Oilwell Varco, Inc.	822,655
13,371	NetApp, Inc.	569,872
15,100	Newmont Mining Corp.	424,310
23,600	Northrop Grumman Corp.	2,248,136

See accompanying Notes to the Financial Statements.	125

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares	Description	Value ($)

	United States — continued

39,600	Omnicom Group, Inc.	2,512,224
514,806	Oracle Corp.	17,076,115
23,447	Owens & Minor, Inc.‡	811,032
9,682	Patterson Cos., Inc.	389,216
25,275	PepsiCo, Inc.	2,009,362
69,617	Pfizer, Inc.	1,998,704
4,789	Philip Morris International, Inc.	414,679
36,766	Pinnacle West Capital Corp.	2,012,571
35,000	Plum Creek Timber Co., Inc. REIT	1,639,050
64,092	Portland General Electric Co.	1,809,317
43,993	PPL Corp.	1,336,507
11,200	Procter & Gamble Co. (The)	846,608
16,700	Rayonier, Inc. REIT	929,355
1,718	Reynolds American, Inc.	83,804
6,024	San Juan Basin Royalty Trust	96,264
15,266	SCANA Corp.	702,847
30,600	Scotts Miracle-Gro Co. (The) Class A	1,683,918
17,837	Southern Co. (The)	734,528
67,938	State Street Corp.	4,466,923
110,100	Sysco Corp.	3,504,483
158,616	Target Corp.	10,148,252
3,916	UIL Holdings Corp.	145,597
4,997	United States Cellular Corp.	227,513
11,945	Universal Corp.‡	608,359
27,579	UNS Energy Corp.	1,285,733
244,440	US Bancorp	8,941,615
31,802	Vector Group, Ltd.‡	512,019
23,723	Verizon Communications, Inc.	1,106,915
43,867	Visa, Inc. Class A	8,382,984
23,300	Vulcan Materials Co.	1,207,173
119,924	Wal-Mart Stores, Inc.	8,869,579
19,100	WellPoint, Inc.	1,596,951
239,758	Wells Fargo & Co.	9,906,801
65,195	Westar Energy, Inc.‡	1,998,227
59,212	Weyerhaeuser Co. REIT	1,695,240
32,400	WR Berkley Corp.	1,388,664
72,507	Xcel Energy, Inc.	2,001,918

136,636	Yum! Brands, Inc.	9,754,444

	Total United States	316,254,898

	TOTAL COMMON STOCKS (COST $564,999,070)	601,856,229

	INVESTMENT COMPANY — 1.3%

	United States — 1.3%

66,100	SPDR Gold Shares* ‡	8,472,037

	TOTAL INVESTMENT COMPANY (COST $9,608,335)	8,472,037

	PREFERRED STOCKS — 0.2%

	Germany — 0.0%

458	Biotest AG, 0.93%	40,106

126	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Shares		Description	Value ($)

		Japan — 0.1%

113		Shinkin Central Bank, 3.83%	195,310

		Sweden — 0.0%

31,273		Sagax AB, 6.35%	153,369

		United States — 0.1%

25,903		Wachovia Preferred Funding Corp. REIT, 7.25%‡	675,291

		TOTAL PREFERRED STOCKS (COST $1,088,428)	1,064,076

		WARRANTS — 0.1%

		United States — 0.1%

40,900		JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18*	685,484

		TOTAL WARRANTS (COST $568,052)	685,484

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 11.8%

		Bank Deposit — 7.1%

47,408,560		State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	47,408,560

		Securities Lending Collateral — 4.7%

31,839,105		State Street Navigator Securities Lending Prime Portfolio***	31,839,105

		TOTAL SHORT-TERM INVESTMENTS (COST $79,247,665)	79,247,665

		TOTAL INVESTMENTS — 102.9% (Cost $655,511,550)	691,325,491

		Other Assets and Liabilities (net) — (2.9)%	(19,258,571)

		NET ASSETS — 100.0%	$672,066,920

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		NVDR — Non-Voting Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See accompanying Notes to the Financial Statements.	127

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

A summary of outstanding financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
11/13/13	EUR	Bank of New York	1,946,000	$2,634,487	$(83,233)
02/19/14	EUR	Bank of New York	1,026,000	1,389,393	(30,430)
03/19/14	EUR	Goldman Sachs	1,375,000	1,862,174	(19,069)
12/18/13	EUR	HSBC Bank USA	580,000	785,275	(11,422)
01/15/14	EUR	JPMorgan Chase Bank	1,183,000	1,601,816	(45,593)
10/16/13	EUR	UBS AG	683,000	924,575	(29,934)
11/13/13	JPY	Bank of New York	428,338,000	4,366,252	(49,569)
02/19/14	JPY	Bank of New York	137,261,000	1,400,254	(2,242)
03/19/14	JPY	Goldman Sachs	260,469,000	2,657,700	(29,222)
12/18/13	JPY	HSBC Bank USA	154,968,000	1,580,079	50,547
01/15/14	JPY	JPMorgan Chase Bank	252,552,000	2,575,715	(45,418)
10/16/13	JPY	UBS AG	118,613,000	1,208,890	17,576

					$(278,009)

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

128	See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Food	12.3
Retail	8.2
Banks	7.4
Pharmaceuticals	6.6
Electric	5.7
Software	5.6
Telecommunications	4.5
Commercial Services	3.8
Internet	3.7
Oil & Gas	2.6
Insurance	2.3
Beverages	2.1
Health Care — Products	2.1
Media	2.0
Mining	2.0
Diversified Financial Services	1.6
Household Products & Wares	1.5
Commodity Fund	1.3
Electronics	1.3
Agriculture	1.1
Building Materials	1.1
Cosmetics & Personal Care	1.1
Real Estate	1.1
Holding Companies — Diversified	0.9
Aerospace & Defense	0.8
Semiconductors	0.8
Health Care — Services	0.7
Apparel	0.6
Engineering & Construction	0.6
REITS	0.6
Transportation	0.6
Hand & Machine Tools	0.5
Miscellaneous — Manufacturing	0.5
Advertising	0.4
Chemicals	0.4
Textiles	0.4
Computers	0.3
Leisure Time	0.3
Savings & Loans	0.3
Auto Manufacturers	0.2
Forest Products & Paper	0.2
Home Builders	0.2
Investment Companies	0.2
Airlines	0.1
Distribution & Wholesale	0.1
Electrical Components & Equipment	0.1
Metal Fabricate & Hardware	0.1
Office & Business Equipment	0.1
Oil & Gas Services	0.1
Biotechnology	0.0
Entertainment	0.0
Lodging	0.0
Short-Term Investments and Other Assets and Liabilities (net)	8.9

100.0%

See accompanying Notes to the Financial Statements.	129

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 97.3%

	Asset Backed Securities — 8.9%

47,548	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	47,732
16,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A3, 0.61%, due 10/10/17	15,954
43,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2, 0.74%, due 11/08/16	43,040
37,253	Bank of America Auto Trust, Series 2010-2, Class A4, 1.94%, due 06/15/17	37,357
92,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, due 07/20/16	91,883
80,000	Capital Auto Receivables Asset Trust, Series 2013-2, Class A2, 0.92%, due 09/20/16	80,128
64,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.31%, due 12/20/17	64,225
100,000	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, due 07/15/20	116,002
100,000	CarMax Auto Owner Trust, Series 2012-3, Class A3, 0.52%, due 07/17/17	99,687
22,000	CNH Equipment Trust, Series 2012-B, Class A3, 0.86%, due 09/15/17	22,066
52,000	CNH Equipment Trust, Series 2013-C, Class A3, 1.02%, due 08/15/18	52,196
85,000	Fifth Third Auto Trust, Series 2013-A, Class A3, 0.61%, due 09/15/17	84,828
18,483	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	18,524
345	Ford Credit Auto Owner Trust, Series 2011-A, Class A3, 0.97%, due 01/15/15	345
79,838	Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, due 08/15/16	79,984
100,000	Ford Credit Auto Owner Trust, Series 2012-B, Class A3, 0.72%, due 12/15/16	100,223
100,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, due 11/15/17	103,574
119,000	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.62%, due 07/25/16	118,893
100,000	Harley Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.65%, due 07/16/18	100,025
34,000	Honda Auto Receivables Owner Trust, Series 2012-2, Class A3, 0.70%, due 02/16/16	34,062
108,000	Huntington Auto Trust, Series 2012-2, Class A3, 0.51%, due 04/17/17	107,721
24,521	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	24,845
2,076	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	2,078
83,000	John Deere Owner Trust, Series 2012-B, Class A3, 0.53%, due 07/15/16	83,010
60,000	John Deere Owner Trust, Series 2013-B, Class A3, 0.87%, due 08/15/17	60,158
70,000	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.59%, due 02/15/16	70,019
104,000	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A3, 0.47%, due 10/17/16	104,015
100,000	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, due 05/16/16	100,260
59,906	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	60,018
7,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class A3, 1.08%, due 04/15/16	7,014
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36¤ 144A	1
53,000	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, due 08/15/16	52,929
109,000	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.46%, due 01/20/17	108,739

		2,091,535

	Corporate Debt — 21.0%

15,000	ACE INA Holdings, Inc., 2.60%, due 11/23/15	15,555
20,000	ACE INA Holdings, Inc., 5.88%, due 06/15/14	20,721
20,000	ADT Corp. (The), 2.25%, due 07/15/17	19,118
15,000	Aetna, Inc., 6.00%, due 06/15/16	16,895
15,000	Aflac, Inc., 3.45%, due 08/15/15	15,758
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	45,279
25,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	28,687
35,000	American Express Co., 7.25%, due 05/20/14	36,486
25,000	American Express Credit Corp., 5.13%, due 08/25/14	26,031
20,000	American International Group, Inc., 4.25%, due 09/15/14	20,664

130	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

20,000	American International Group, Inc., 5.60%, due 10/18/16	22,364
10,000	Amgen, Inc., 5.85%, due 06/01/17	11,419
20,000	Apache Corp., 5.63%, due 01/15/17	22,609
20,000	Arizona Public Service Co., 6.25%, due 08/01/16	22,710
10,000	Arrow Electronics, Inc., 3.38%, due 11/01/15	10,351
15,000	BAE Systems Holdings, Inc., 4.95%, due 06/01/14 144A	15,384
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	10,688
20,000	Bank of America Corp., 1.25%, due 01/11/16	19,991
40,000	Bank of America Corp., 1.50%, due 10/09/15	40,239
20,000	Bank of America Corp., 3.63%, due 03/17/16	21,046
25,000	Bank of America Corp., 3.88%, due 03/22/17	26,611
20,000	Bank of America Corp., 4.75%, due 08/01/15	21,276
30,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	33,874
35,000	Bank of New York Mellon Corp. (The), 0.70%, due 10/23/15	34,979
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	25,616
25,000	Bank of Nova Scotia, 0.75%, due 10/09/15	25,010
40,000	Bank of Nova Scotia, 2.55%, due 01/12/17	41,474
20,000	Bank of Nova Scotia, 3.40%, due 01/22/15	20,742
40,000	BB&T Corp., 3.20%, due 03/15/16	41,941
5,000	Beam, Inc., 5.38%, due 01/15/16	5,451
80,000	BellSouth Corp., 5.20%, due 09/15/14	83,528
30,000	BHP Billiton Finance USA, Ltd., 1.63%, due 02/24/17	30,208
35,000	BlackRock, Inc., 3.50%, due 12/10/14	36,232
20,000	Boston Properties, LP, 5.00%, due 06/01/15	21,339
20,000	BP Capital Markets Plc, 0.70%, due 11/06/15	19,967
15,000	BP Capital Markets Plc, 1.38%, due 11/06/17	14,788
21,000	BP Capital Markets Plc, 1.85%, due 05/05/17	21,198
10,000	Cameron International Corp., 1.60%, due 04/30/15	10,078
20,000	Canadian Imperial Bank of Commerce, 1.55%, due 01/23/18	19,635
15,000	Canadian Imperial Bank of Commerce, 2.35%, due 12/11/15	15,480
25,000	Canadian Natural Resources, Ltd., 4.90%, due 12/01/14	26,206
10,000	Canadian Natural Resources, Ltd., 6.00%, due 08/15/16	11,325
15,000	Capital One Financial Corp., 1.00%, due 11/06/15	14,932
20,000	Capital One Financial Corp., 2.15%, due 03/23/15	20,329
15,000	Capital One Financial Corp., 3.15%, due 07/15/16	15,681
10,000	Cardinal Health, Inc., 5.80%, due 10/15/16	11,306
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	25,329
15,000	CBS Corp., 1.95%, due 07/01/17	15,095
10,000	Celgene Corp., 1.90%, due 08/15/17	10,043
20,000	CenterPoint Energy Resources Corp., 6.13%, due 11/01/17	23,330
35,000	Cisco Systems, Inc., 5.50%, due 02/22/16	38,925
130,000	Citigroup, Inc., 2.25%, due 08/07/15	132,602
30,000	Citigroup, Inc., 4.45%, due 01/10/17	32,508
100,000	CME Group, Inc., 5.75%, due 02/15/14	101,919
40,000	Coca-Cola Co. (The), 1.50%, due 11/15/15	40,799
20,000	Comerica, Inc., 3.00%, due 09/16/15	20,827
11,000	ConocoPhillips, 4.75%, due 02/01/14	11,157
70,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.38%, due 01/19/17	74,541
16,000	COX Communications, Inc., 5.45%, due 12/15/14	16,906

See accompanying Notes to the Financial Statements.	131

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

80,000	Credit Suisse USA, Inc., 5.13%, due 08/15/15	86,398
30,000	Crown Castle Towers LLC, 3.21%, due 08/15/15 144A	30,611
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	30,205
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	25,705
20,000	Devon Energy Corp., 1.88%, due 05/15/17	20,062
20,000	Dr Pepper Snapple Group, Inc., 2.90%, due 01/15/16	20,764
20,000	Duke Energy Carolinas LLC, 5.75%, due 11/15/13	20,124
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,574
15,000	Eaton Corp., 0.95%, due 11/02/15 144A	15,009
25,000	eBay, Inc., 1.63%, due 10/15/15	25,492
10,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	10,150
35,000	Emerson Electric Co., 5.00%, due 12/15/14	36,930
10,000	Enterprise Products Operating LLC, 3.20%, due 02/01/16	10,500
5,000	Enterprise Products Operating LLC, 6.30%, due 09/15/17	5,789
15,000	Fifth Third Bancorp, 3.63%, due 01/25/16	15,834
25,000	France Telecom SA, 2.13%, due 09/16/15	25,396
25,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, due 02/13/15	25,074
12,000	Freeport-McMoRan Copper & Gold, Inc., 2.15%, due 03/01/17	11,935
15,000	General Dynamics Corp., 1.00%, due 11/15/17	14,605
80,000	General Electric Capital Corp., 1.00%, due 01/08/16	80,020
25,000	General Electric Capital Corp., 2.25%, due 11/09/15	25,679
55,000	General Electric Capital Corp., 4.75%, due 09/15/14	57,324
30,000	General Electric Capital Corp., 5.50%, due 06/04/14	31,053
20,000	General Mills, Inc., 0.88%, due 01/29/16	20,003
15,000	Gilead Sciences, Inc., 2.40%, due 12/01/14	15,315
15,000	GlaxoSmithKline Capital, Inc., 0.70%, due 03/18/16	15,000
85,000	Goldman Sachs Group (The), Inc., 3.63%, due 02/07/16	89,510
50,000	Goldman Sachs Group (The), Inc., 5.15%, due 01/15/14	50,647
25,000	Halliburton Co., 1.00%, due 08/01/16	24,980
10,000	HCP, Inc. REIT, 6.70%, due 01/30/18	11,655
10,000	Home Depot (The), Inc., 2.25%, due 09/10/18	10,118
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	45,573
20,000	Intel Corp., 1.95%, due 10/01/16	20,572
40,000	John Deere Capital Corp., 1.30%, due 03/12/18	39,260
15,000	Kellogg Co., 4.45%, due 05/30/16	16,346
15,000	Kentucky Utilities Co., 1.63%, due 11/01/15	15,286
8,000	Kroger Co. (The), 2.20%, due 01/15/17	8,149
10,000	Kroger Co. (The), 6.40%, due 08/15/17	11,534
5,000	Liberty Mutual Group, Inc., 6.70%, due 08/15/16 144A	5,667
20,000	Lockheed Martin Corp., 2.13%, due 09/15/16	20,624
10,000	Lowe’s Cos., Inc., 5.00%, due 10/15/15	10,856
12,000	Macquarie Bank, Ltd., 2.00%, due 08/15/16 144A	12,071
15,000	Macquarie Group, Ltd., 7.30%, due 08/01/14 144A	15,755
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	47,686
100,000	Morgan Stanley, 4.10%, due 01/26/15	103,635
6,000	Mylan, Inc., 1.80%, due 06/24/16 144A	6,029
4,000	Nabors Industries, Inc., 2.35%, due 09/15/16 144A	4,046
10,000	National Oilwell Varco, Inc., 1.35%, due 12/01/17	9,850
50,000	National Semiconductor Corp., 3.95%, due 04/15/15	52,474

132	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

20,000	NBCUniversal Media LLC, 2.88%, due 04/01/16	20,958
20,000	New York Life Global Funding, 1.65%, due 05/15/17 144A	19,976
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	67,512
15,000	News America, Inc., 7.60%, due 10/11/15	16,851
40,000	NextEra Energy Capital Holdings, Inc., 7.88%, due 12/15/15	45,770
15,000	Nissan Motor Acceptance Corp., 1.00%, due 03/15/16 144A	14,903
10,000	Norfolk Southern Corp., 7.70%, due 05/15/17	12,070
25,000	Northern Trust Corp., 4.63%, due 05/01/14	25,628
20,000	Northrop Grumman Systems Corp., 7.75%, due 03/01/16	22,755
10,000	Novartis Capital Corp., 2.90%, due 04/24/15	10,393
20,000	NSTAR Electric Co., 4.88%, due 04/15/14	20,471
10,000	Nucor Corp., 5.75%, due 12/01/17	11,355
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	21,367
45,000	Oracle Corp., 5.25%, due 01/15/16	49,512
20,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	22,995
35,000	PC Financial Partnership, 5.00%, due 11/15/14	36,659
10,000	Peco Energy Co., 1.20%, due 10/15/16	10,045
5,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 07/11/14 144A	5,057
18,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, due 05/11/15 144A	18,535
35,000	PNC Funding Corp., 2.70%, due 09/19/16	36,401
10,000	PNC Funding Corp., 4.25%, due 09/21/15	10,652
60,000	Pricoa Global Funding I, 5.45%, due 06/11/14 144A	62,030
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	67,649
10,000	PSEG Power LLC, 5.50%, due 12/01/15	10,919
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,494
5,000	Quest Diagnostics, Inc., 5.45%, due 11/01/15	5,423
10,000	Rio Tinto Finance USA, Ltd., 1.88%, due 11/02/15	10,153
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	31,450
10,000	Rohm & Haas Co., 6.00%, due 09/15/17	11,485
20,000	Royal Bank of Canada, 1.45%, due 10/30/14	20,234
40,000	Royal Bank of Canada, 2.30%, due 07/20/16	41,376
15,000	Ryder System, Inc., 2.50%, due 03/01/17	15,161
8,000	Ryder System, Inc., 3.50%, due 06/01/17	8,374
50,000	Sempra Energy, 2.00%, due 03/15/14	50,321
45,000	Shell International Finance BV, 4.00%, due 03/21/14	45,773
30,000	Southern California Edison Co., 4.15%, due 09/15/14	31,040
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	15,626
15,000	State Street Corp., 2.88%, due 03/07/16	15,706
10,000	Talisman Energy, Inc., 5.13%, due 05/15/15	10,593
35,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	39,928
10,000	TD Ameritrade Holding Corp., 4.15%, due 12/01/14	10,409
5,000	Teck Resources, Ltd., 3.15%, due 01/15/17	5,133
20,000	TECO Finance, Inc., 4.00%, due 03/15/16	21,234
10,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	10,305
35,000	Teva Pharmaceutical Finance Co. BV, 2.40%, due 11/10/16	36,114
5,000	Thermo Fisher Scientific, Inc., 3.20%, due 03/01/16	5,212
35,000	Toronto-Dominion Bank (The), 2.38%, due 10/19/16	36,227
5,000	Total Capital International SA, 0.75%, due 01/25/16	4,987
22,000	Total Capital SA, 3.00%, due 06/24/15	22,901

See accompanying Notes to the Financial Statements.	133

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

10,000	Toyota Motor Credit Corp., 1.25%, due 11/17/14	10,107
11,000	Toyota Motor Credit Corp., 1.25%, due 10/05/17	10,853
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	37,668
20,000	TransCanada Pipelines, Ltd., 0.93%, due 06/30/16†	20,138
10,000	Transocean, Inc., 4.95%, due 11/15/15	10,733
20,000	Tyson Foods, Inc., 6.60%, due 04/01/16	22,436
60,000	United Technologies Corp., 4.88%, due 05/01/15	64,120
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/14	15,584
75,000	US Bancorp, 3.15%, due 03/04/15	77,808
10,000	Valero Energy Corp., 6.13%, due 06/15/17	11,439
6,000	Ventas Realty, LP, 1.55%, due 09/26/16	6,012
35,000	Verizon Communications, Inc., 5.55%, due 02/15/16	38,508
4,000	Viacom, Inc., 2.50%, due 09/01/18	3,997
15,000	Virginia Electric and Power Co., 5.95%, due 09/15/17	17,479
65,000	Vodafone Group Plc, 4.15%, due 06/10/14	66,592
60,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	67,276
15,000	Waste Management, Inc., 6.38%, due 03/11/15	16,138
30,000	WellPoint, Inc., 5.00%, due 12/15/14	31,520
20,000	Wells Fargo & Co., 1.50%, due 01/16/18	19,701
50,000	Wells Fargo & Co., 2.63%, due 12/15/16	52,087
25,000	Westpac Banking Corp., 0.95%, due 01/12/16	25,046
20,000	Westpac Banking Corp., 3.00%, due 08/04/15	20,868
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	57,796
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	15,406
65,000	Wyeth LLC, 5.50%, due 02/01/14	66,106
20,000	Xerox Corp., 2.95%, due 03/15/17	20,527

		4,925,123

	Mortgage Backed Securities - Private Issuers — 4.4%

60,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.89%, due 07/10/44†	65,950
46,298	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.25%, due 09/25/33	47,643
48,127	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32†	48,204
498	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	511
18,886	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-17, Class 2A6, 3.50%, due 07/25/18	19,031
49,140	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, due 11/25/33	49,614
90,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.86%, due 03/15/39†	97,833
83,521	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, due 08/10/38†	85,188
44,396	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.00%, due 09/25/19	45,413
45,925	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	47,815
81,687	Morgan Stanley Re-REMIC Trust, Series 2010-HQ4B, Class A7A, 4.97%, due 04/16/40 144A	83,232
83,981	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, due 10/29/20	84,755
41,596	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, due 12/08/20	41,596
30,723	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	31,632
73,462	Springleaf Mortgage Loan Trust, Series 2012-2A, Class A, 2.22%, due 10/25/57† 144A	74,636

134	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

86,905	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A1, 0.80%, due 04/10/46	86,524
79,609	WaMu Mortgage Pass-Through Certificates, Series 2003-S1, Class A5, 5.50%, due 04/25/33	82,926
46,984	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 3A1, 5.00%, due 03/25/18	48,042

		1,040,545

	Mortgage Backed Securities - U.S. Government Agency Obligations — 8.0%

5,018	FHLMC, Pool # B14248, 4.00%, due 05/01/14	5,310
20,035	FHLMC, Pool # C91030, 5.50%, due 05/01/27	21,722
9,297	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	9,730
43,518	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	45,929
22,701	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	24,202
20,893	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	22,145
1,125	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	1,134
11,410	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	11,509
30,542	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	31,200
35,396	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	37,238
50,081	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	53,100
9,062	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	9,144
262	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	262
48,503	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	52,001
60,887	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	66,386
35,750	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	36,129
16,869	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	17,193
16,081	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	16,094
2,853	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	2,852
2,330	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	2,351
14,086	FNMA, Pool # 255598, 5.00%, due 12/01/14	14,944
45,071	FNMA, Pool # 254762, 5.00%, due 05/01/23	48,838
22,608	FNMA, Pool # 254831, 5.00%, due 08/01/23	24,504
59,416	FNMA, Pool # AL2193, 5.50%, due 07/01/25	64,662
82,593	FNMA, Pool # 254420, 6.00%, due 07/01/22	90,258
35,832	FNMA, Pool # AE0081, 6.00%, due 07/01/24	39,943
25,943	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	28,694
11,599	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	12,153
43,505	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	48,147
60,860	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	62,800
67,069	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	71,307
44,689	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	48,177
12,538	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	12,642
6,705	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	6,758
6,475	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	6,582
45,758	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	50,182
30,000	FNMA, Series 2003-9, Class EB, 5.00%, due 02/25/18	32,126
2,299	FNMA, Series 2004-81, Class KD, 4.50%, due 07/25/18	2,299
53,569	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	57,120
26,203	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	27,270

See accompanying Notes to the Financial Statements.	135

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

69,122	FNMA, Series 2013-83, Class CA, 3.50%, due 10/25/37	72,385
52,758	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	58,580
61,969	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	63,384
23,951	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	26,391
8,984	GNMA, Series 2003-105, Class VH, 4.50%, due 01/16/28	9,004
69,591	GNMA, Series 2003-15, Class PE, 5.50%, due 02/20/33	78,563
44,941	GNMA, Series 2003-18, Class OA, 5.00%, due 10/20/31	48,961
37,730	GNMA, Series 2005-77, Class BA, 5.00%, due 11/20/32	38,293
31,512	GNMA, Series 2008-49, Class PG, 5.25%, due 11/20/37	32,848
67,234	GNMA, Series 2008-51, Class PG, 5.00%, due 06/20/38	72,750
41,462	GNMA REMIC, Series 2001-52, 6.00%, due 10/20/31	46,645
56,535	GNMA REMIC, Series 2004-047, 5.00%, due 08/16/33	58,230
52,264	GNMA REMIC, Series 2008-050, 5.50%, due 03/16/37	56,274

		1,877,345

	U.S. Government and Agency Obligations — 55.0%

117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	118,227
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	237,463
80,000	Federal Home Loan Bank, 2.88%, due 09/11/15	83,721
125,000	Federal Home Loan Bank, 3.13%, due 03/11/16	132,722
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	310,862
150,000	FHLMC, 0.50%, due 10/15/13	150,026
500,000	FHLMC, 1.00%, due 08/20/14	503,756
100,000	FHLMC, 1.00%, due 03/08/17	100,395
100,000	FHLMC, 1.25%, due 05/12/17	100,771
490,000	FHLMC, 2.00%, due 08/25/16	508,085
235,000	FHLMC, 2.50%, due 05/27/16	246,440
175,000	FHLMC, 5.00%, due 01/30/14	177,860
250,000	FHLMC, 5.25%, due 04/18/16	279,823
200,000	FNMA, 0.38%, due 07/05/16	198,365
50,000	FNMA, 1.13%, due 10/08/13	50,010
150,000	FNMA, 1.38%, due 11/15/16	152,615
100,000	FNMA, 2.25%, due 03/15/16	104,070
150,000	FNMA, 4.88%, due 12/15/16	169,104
300,000	U.S. Treasury Note, 0.13%, due 12/31/13	300,070
100,000	U.S. Treasury Note, 0.25%, due 11/30/14	100,119
225,000	U.S. Treasury Note, 0.38%, due 11/15/15	225,044
250,000	U.S. Treasury Note, 0.50%, due 08/15/14	250,855
150,000	U.S. Treasury Note, 0.50%, due 10/15/14	150,583
150,000	U.S. Treasury Note, 0.63%, due 05/31/17	148,336
220,000	U.S. Treasury Note, 0.63%, due 08/31/17	216,605
205,000	U.S. Treasury Note, 0.63%, due 11/30/17	200,836
300,000	U.S. Treasury Note, 0.75%, due 06/15/14	301,406
125,000	U.S. Treasury Note, 1.00%, due 05/15/14	125,718
145,000	U.S. Treasury Note, 1.00%, due 08/31/16	146,558
150,000	U.S. Treasury Note, 1.00%, due 09/30/16	151,570
40,000	U.S. Treasury Note, 1.00%, due 10/31/16	40,375
300,000	U.S. Treasury Note, 1.00%, due 03/31/17	301,406
300,000	U.S. Treasury Note, 1.25%, due 04/15/14	301,910

136	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

200,000	U.S. Treasury Note, 1.25%, due 08/31/15	203,598
450,000	U.S. Treasury Note, 1.38%, due 11/30/15	459,685
500,000	U.S. Treasury Note, 1.50%, due 12/31/13	501,817
320,000	U.S. Treasury Note, 1.50%, due 06/30/16	328,200
200,000	U.S. Treasury Note, 1.50%, due 07/31/16	205,078
80,000	U.S. Treasury Note, 1.50%, due 08/31/18	80,541
270,000	U.S. Treasury Note, 1.75%, due 07/31/15	277,167
100,000	U.S. Treasury Note, 1.88%, due 02/28/14	100,760
250,000	U.S. Treasury Note, 1.88%, due 06/30/15	256,948
150,000	U.S. Treasury Note, 1.88%, due 10/31/17	154,711
125,000	U.S. Treasury Note, 2.00%, due 04/30/16	129,844
350,000	U.S. Treasury Note, 2.13%, due 11/30/14	358,046
200,000	U.S. Treasury Note, 2.13%, due 05/31/15	206,207
200,000	U.S. Treasury Note, 2.13%, due 12/31/15	207,773
135,000	U.S. Treasury Note, 2.13%, due 02/29/16	140,500
200,000	U.S. Treasury Note, 2.25%, due 01/31/15	205,508
160,000	U.S. Treasury Note, 2.38%, due 08/31/14	163,303
190,000	U.S. Treasury Note, 2.38%, due 03/31/16	199,055
150,000	U.S. Treasury Note, 2.38%, due 07/31/17	157,758
340,000	U.S. Treasury Note, 2.50%, due 04/30/15	352,139
450,000	U.S. Treasury Note, 2.63%, due 07/31/14	459,440
200,000	U.S. Treasury Note, 2.63%, due 04/30/16	210,953
100,000	U.S. Treasury Note, 2.75%, due 05/31/17	106,641
180,000	U.S. Treasury Note, 3.13%, due 10/31/16	193,359
160,000	U.S. Treasury Note, 3.25%, due 12/31/16	172,813
200,000	U.S. Treasury Note, 4.00%, due 02/15/15	210,414
130,000	U.S. Treasury Note, 4.25%, due 08/15/14	134,682
150,000	U.S. Treasury Note, 4.25%, due 08/15/15	161,054

		12,923,700

	TOTAL DEBT OBLIGATIONS (COST $22,808,509)	22,858,248

	SHORT-TERM INVESTMENTS — 2.3%

	Bank Deposit — 2.3%

553,058	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/13	553,058

	TOTAL SHORT-TERM INVESTMENTS (COST $553,058)	553,058

	TOTAL INVESTMENTS — 99.6% (Cost $23,361,567)	23,411,306

	Other Assets and Liabilities (net) — 0.4%	93,539

	NET ASSETS — 100.0%	$23,504,845

See accompanying Notes to the Financial Statements.	137

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2013 (Unaudited)

Notes to Schedule of Investments:

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

¤	Illiquid security. The total market value of the securities at period end is $1 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2013 was $77,673.

†	Floating rate note. Rate shown is as of September 30, 2013.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $521,160 which represents 2.2% of net assets.

138	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	97.3
Short-Term Investments	2.3
Other Assets and Liabilities (net)	0.4

100.0%

See accompanying Notes to the Financial Statements.	139

Mercer Funds

Statements of Assets and Liabilities

September 30, 2013 (Unaudited)

	Mercer US Large Cap Growth Equity Fund	Mercer US Large Cap Value Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
Assets
Investments, at value(a)	$382,089,233	$376,786,469	$431,006,048	$396,981,009
Cash	—	—	26	16,065
Receivable for investments sold	3,383,265	1,206,199	1,761,197	1,530,697
Receivable for Fund shares sold	—	—	751,085	284,932
Dividend and interest receivable	282,684	524,738	125,052	386,455
Receivable for expenses reimbursed by Advisor	17,660	19,248	—	4,215
Foreign tax reclaims receivable	—	13,773	—	—
Securities lending income receivable	1,091	2,816	9,781	8,818
Prepaid expenses	7,068	7,140	6,615	6,380

Total assets	385,781,001	378,560,383	433,659,804	399,218,571

Liabilities
Payable for investments purchased	768,037	838,516	847,176	1,208,199
Payable for Fund shares repurchased	1,605,998	1,373,222	—	—
Unrealized depreciation on open forward foreign currency contracts	—	22,825	—	—
Obligation to return securities lending collateral	5,634,917	2,518,052	30,930,277	14,523,900
Payable to affiliate for:
Advisor fee	172,735	166,245	302,152	285,113
Trustees fees	5,383	5,442	4,548	4,552
Accrued expenses	47,779	42,980	61,851	49,020

Total liabilities	8,234,849	4,967,282	32,146,004	16,070,784

Net assets	$377,546,152	$373,593,101	$401,513,800	$383,147,787

Net assets consist of:
Paid-in capital	216,027,469	321,687,129	277,039,173	265,072,461
Accumulated undistributed (distributions in excess of) net investment income	1,686,401	5,324,856	(482,878)	1,905,776
Accumulated net realized gain (loss)	69,663,765	(30,227,614)	53,024,240	60,656,276
Net unrealized appreciation on investments and foreign currencies	90,168,517	76,808,730	71,933,265	55,513,274

Net assets	$377,546,152	$373,593,101	$401,513,800	$383,147,787

Net assets attributable to:
Class Y-3 shares	$377,546,152	$373,593,101	$401,513,800	$383,147,787

Shares outstanding:
Class Y-3	24,749,138	33,211,693	29,842,873	31,709,055

Net asset value per share:
Class Y-3	$15.25	$11.25	$13.45	$12.08

(a) Investments, at cost	$291,920,716	$299,954,914	$359,072,783	$341,467,735

140	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2013 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund
Assets
Investments, at value(a)	$1,927,645,074	$1,259,219,559	$83,910,102	$601,932,664
Foreign currency, at value(b)	3,621,569	282,461	758,115	6,736,764
Cash	—	4,481,660	—	—
Receivable for investments sold	16,537,821	10,092,182	212,158	28,744,570
Receivable for TBA securities sold	—	139,669,144	—	—
Receivable for Fund shares sold	—	3,627,348	—	10,603,629
Dividend and interest receivable	5,337,356	6,376,633	1,441,225	1,391,273
Due from broker	—	320,234	—	—
Cash collateral held at broker on open swap contracts	—	533,000	—	7,240,000
Unrealized appreciation on open forward foreign currency contracts	—	16,243	442,457	2,548,578
Cash collateral held at broker on open future contracts	—	29,000	—	3,023,668
Receivable for variation margin on open futures contracts	—	51,846	—	—
Receivable for expenses reimbursed by Advisor	—	45,920	17,870	23,927
Swap contracts, at value (up-front net premiums paid of $—, $136,392, $— and $—, respectively)	—	535,893	—	—
Synthetic futures, at value	—	—	—	339,773
Foreign tax reclaims receivable	959,389	2,240	16,342	3,244
Securities lending income receivable	32,825	2,733	—	3,543
Prepaid expenses	30,311	18,192	23,151	8,072
Unrealized gain on unfunded loan commitments	—	2,750	—	—

Total assets	1,954,164,345	1,425,307,038	86,821,420	662,599,705

Liabilities
Payable for investments purchased	20,263,147	13,421,524	487,724	32,087,607
Payable for TBA and when-issued securities purchased	—	338,735,011	—	—
Payable for variation margin on open futures contracts	—	—	—	32,828
Payable for Fund shares repurchased	5,485,309	—	—	—
Due to custodian	—	—	—	1,637,683
Swap contracts, at value (up-front net premiums received of $—, $19,986, $— and $—, respectively)	—	396,750	—	—
Synthetic futures, at value	—	—	—	121,220
Payable for variation margin on open swap contracts	—	27,079	—	—
Unrealized depreciation on open forward foreign currency contracts	—	308,146	470,047	2,575,254
Cash collateral on TBA due to broker	—	1,955,000	—	—
Cash collateral on open swap contracts due to broker	—	135,000	—	—
Obligation to return securities lending collateral	49,103,414	3,567,273	—	10,730,470
Payable to affiliate for:
Advisor fee	1,145,795	294,435	55,713	396,405
Trustees fees	23,628	13,051	434	3,956
Written options, at value(c)	—	838,282	—	—
TBA Sale Commitments(d)	—	4,221,875	—	—
Accrued expenses	571,247	154,115	16,947	886,854

Total liabilities	76,592,540	364,067,541	1,030,865	48,472,277

Net assets	$1,877,571,805	$1,061,239,497	$85,790,555	$614,127,428

See accompanying Notes to the Financial Statements.	141

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2013 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund

Net assets consist of:
Paid-in capital	$1,512,166,229	$1,027,271,383	$83,277,155	$602,958,197
Accumulated undistributed net investment income	36,868,065	19,483,045	377,023	8,508,817
Accumulated net realized gain (loss)	39,865,042	(892,518)	450,702	(3,765,704)
Net unrealized appreciation on investments, unfunded loan commitments, futures contracts, options written, short sales, swap contracts and foreign currencies	288,672,469	15,377,587	1,685,675	6,426,118

Net assets	$1,877,571,805	$1,061,239,497	$85,790,555	$614,127,428

Net assets attributable to:
Class Y-3 shares	$1,877,571,805	$1,061,239,497	$85,790,555	$614,127,428

Shares outstanding:
Class Y-3	158,366,759	101,208,597	8,328,322	60,243,301

Net asset value per share:
Class Y-3	$11.86	$10.49	$10.30	$10.19

(a) Investments, at cost	$1,638,793,385	$1,244,270,222	$82,200,470	$595,184,844

(b) Foreign currency, at cost	$3,632,105	$266,921	$752,792	$6,812,150

(c) Premiums on written options	$—	$704,038	$—	$—

(d) Proceeds for TBA Sale Commitments	$—	$4,161,250	$—	$—

142	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2013 (Unaudited)

	Mercer Global Low Volatility Equity Fund	Mercer US Short Maturity Fixed Income Fund
Assets
Investments, at value(a)	$691,325,491	$23,411,306
Foreign currency, at value(b)	1,258,056	—
Receivable for investments sold	185,936	—
Receivable for Fund shares sold	11,973,790	—
Dividend and interest receivable	999,899	117,065
Unrealized appreciation on open forward foreign currency contracts	68,123	—
Receivable for expenses reimbursed by Advisor	—	9,867
Foreign tax reclaims receivable	224,043	11
Securities lending income receivable	16,646	—
Prepaid expenses	8,472	439

Total assets	706,060,456	23,538,688

Liabilities
Payable for investments purchased	1,293,847	—
Unrealized depreciation on open forward foreign currency contracts	346,132	—
Obligation to return securities lending collateral	31,839,105	—
Payable to affiliate for:
Advisor fee	406,967	4,818
Trustees fees	3,750	482
Accrued expenses	103,735	28,543

Total liabilities	33,993,536	33,843

Net assets	$672,066,920	$23,504,845

Net assets consist of:
Paid-in capital	613,265,612	27,644,757
Accumulated undistributed net investment income	5,838,750	281,687
Accumulated net realized gain (loss)	17,402,191	(4,471,338)
Net unrealized appreciation on investments and foreign currencies	35,560,367	49,739

Net assets	$672,066,920	$23,504,845

Net assets attributable to:
Class Y-3 shares	$672,066,920	$23,504,845

Shares outstanding:
Class Y-3	57,164,499	2,461,479

Net asset value per share:
Class Y-3	$11.76	$9.55

(a) Investments, at cost	$655,511,550	$23,361,567

(b) Foreign currency, at cost	$1,242,027	$—

See accompanying Notes to the Financial Statements.	143

Mercer Funds

Statements of Operations

For the Six Months Ended September 30, 2013 (Unaudited)

	Mercer US Large Cap Growth Equity Fund	Mercer US Large Cap Value Equity Fund	Mercer US Small/Mid Cap Growth Equity Fund	Mercer US Small/Mid Cap Value Equity Fund
Investment Income:
Interest	$391	$205	$462	$399
Dividends	2,368,783	4,924,277	1,798,188	3,092,423
Securities lending income	29,947	48,856	134,631	42,984
Withholding taxes	(33,066)	(64,753)	(11,288)	(19,418)

Total investment income	2,366,055	4,908,585	1,921,993	3,116,388

Expenses:
Advisory fees	1,201,285	1,175,148	1,867,031	1,799,583
Transfer agent fees	11,856	11,859	11,880	11,880
Custodian and fund accounting fees	70,463	74,594	85,022	90,248
Audit fees	24,143	24,466	24,351	25,026
Legal fees	13,197	13,567	12,586	13,463
Trustees fees	9,589	9,852	9,124	9,021
Registration fees	11,426	11,424	11,420	11,421
Miscellaneous	17,090	17,543	16,066	15,754

Total expenses	1,359,049	1,338,453	2,037,480	1,976,396
Fee reductions	(11,011)	(11,020)	(11,155)	(11,130)
Reimbursement of expenses	(103,070)	(107,940)	(14,081)	(25,715)

Net expenses	1,244,968	1,219,493	2,012,244	1,939,551

Net investment income (loss)	1,121,087	3,689,092	(90,251)	1,176,837

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	51,575,735	61,384,563	48,259,458	35,478,943
In-kind redemptions	—	—	—	7,168,911
Closed futures contracts	—	—	—	141,010
Forward foreign currency contracts and foreign currency related transactions	—	109,985	—	—

Net realized gain	51,575,735	61,494,548	48,259,458	42,788,864

Change in net unrealized appreciation (depreciation) on:
Investments	(3,566,363)	(9,849,841)	523,303	(8,802,506)
Forward foreign currency contracts and foreign currency related translations	—	(11,402)	—	—

Change in net unrealized appreciation (depreciation)	(3,566,363)	(9,861,243)	523,303	(8,802,506)

Net realized and unrealized gain	48,009,372	51,633,305	48,782,761	33,986,358

Net increase in net assets resulting from operations	$49,130,459	$55,322,397	$48,692,510	$35,163,195

144	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2013 (Unaudited)

	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)	Mercer Opportunistic Fixed Income Fund(a)	Mercer Emerging Markets Equity Fund
Investment Income:
Interest	$2,643	$14,483,651	$469,422	$2,015
Dividends	38,807,267	111,093	—	12,423,879
Securities lending income	1,179,998	28,001	—	22,339
Withholding taxes	(3,409,611)	(5,193)	(10,708)	(1,198,059)
Other income	—	100	—	—

Total investment income	36,580,297	14,617,652	458,714	11,250,174

Expenses:
Advisory fees	7,163,993	1,875,051	72,614	2,197,898
Transfer agent fees	14,723	13,140	2,530	12,007
Custodian and fund accounting fees	803,373	262,460	14,553	492,359
Audit fees	97,779	42,057	11,706	34,541
Legal fees	60,152	32,086	645	10,534
Trustees fees	43,988	23,150	434	11,271
Registration fees	12,126	11,424	5,162	11,881
Interest expense	—	—	—	2,973
Miscellaneous	80,202	41,983	576	28,879

Total expenses	8,276,336	2,301,351	108,220	2,802,343
Fee reductions	(11,189)	(11,120)	(2,530)	(11,119)
Reimbursement of expenses	—	(272,023)	(23,999)	(168,686)

Net expenses	8,265,147	2,018,208	81,691	2,622,538

Net investment income	28,315,150	12,599,444	377,023	8,627,636

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	114,458,895	(5,253,856)	274,657	(8,019,714)
Swap contracts	—	(830,436)	(15,540)	—
In-kind redemptions	35,106,895	—	—	—
Closed futures contracts	—	978,620	—	639,507
Written option contracts	—	336,921	—	—
Forward foreign currency contracts and foreign currency related transactions	(524,594)	(396,197)	191,585	3,577,048

Net realized gain (loss)	149,041,196	(5,164,948)	450,702	(3,803,159)

Change in net unrealized appreciation (depreciation) on:
Investments	52,272,967	(29,228,267)	1,709,632	(17,799,707)
Unfunded loan commitments	—	25	—	—
TBA Sale Commitments	—	(44,219)	—	—
Swap contracts	—	(437,246)	—	—
Open futures contracts	—	1,480,992	—	564,273
Written option contracts	—	(174,326)	—	—
Forward foreign currency contracts and foreign currency related translations	394,412	18,185	(23,957)	(119,811)

Change in net unrealized appreciation (depreciation)	52,667,379	(28,384,856)	1,685,675	(17,355,245)

Net realized and unrealized gain (loss)	201,708,575	(33,549,804)	2,136,377	(21,158,404)

Net increase (decrease) in net assets resulting from operations	$230,023,725	$(20,950,360)	$2,513,400	$(12,530,768)

(a)	The Fund commenced operations on August 21, 2013.

See accompanying Notes to the Financial Statements.	145

Mercer Funds

Statements of Operations (Continued)

September 30, 2013 (Unaudited)

	Mercer Global Low Volatility Equity Fund	Mercer US Short Maturity Fixed Income Fund
Investment Income:
Interest	$2,730	$242,359
Dividends	7,176,528	—
Securities lending income	29,088	107
Withholding taxes	(375,454)	—

Total investment income	6,832,892	242,466

Expenses:
Advisory fees	2,141,652	39,286
Transfer agent fees	10,923	10,789
Custodian and fund accounting fees	163,745	31,294
Audit fees	29,606	25,571
Legal fees	11,275	1,135
Trustees fees	8,531	835
Registration fees	40,273	10,411
Miscellaneous	17,207	1,704

Total expenses	2,423,212	121,025
Fee reductions	(10,923)	(10,706)
Reimbursement of expenses	—	(60,033)

Net expenses	2,412,289	50,286

Net investment income	4,420,603	192,180

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	14,827,147	(25,136)
Forward foreign currency contracts and foreign currency related transactions	685,862	—

Net realized gain (loss)	15,513,009	(25,136)

Change in net unrealized appreciation (depreciation) on:
Investments	11,653,480	(241,992)
Forward foreign currency contracts and foreign currency related translations	(812,236)	—

Change in net unrealized appreciation (depreciation)	10,841,244	(241,992)

Net realized and unrealized gain (loss)	26,354,253	(267,128)

Net increase (decrease) in net assets resulting from operations	$30,774,856	$(74,948)

146	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Growth Equity Fund		Mercer US Large Cap Value Equity Fund
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$1,121,087	$2,674,597	$3,689,092	$9,196,651
Net realized gain	51,575,735	42,369,258	61,494,548	40,763,308
Change in net unrealized appreciation (depreciation)	(3,566,363)	(18,880,192)	(9,861,243)	20,601,558

Net increase in net assets from operations	49,130,459	26,163,663	55,322,397	70,561,517

Distributions to shareholders from:
Net investment income
Class Y-3	—	(2,623,579)	—	(9,197,559)

Total distributions from net investment income	—	(2,623,579)	—	(9,197,559)

Net realized gains
Class Y-3	—	(12,798,740)	—	—

Total distributions from net realized gains	—	(12,798,740)	—	—

Net share transactions:
Class Y-3	(137,371,648)	(10,594,802)	(157,626,911)	(45,465,052)

Decrease in net assets resulting from net shares transactions	(137,371,648)	(10,594,802)	(157,626,911)	(45,465,052)

Net increase (decrease) in net assets	(88,241,189)	146,542	(102,304,514)	15,898,906

Net assets:
Beginning of period	465,787,341	465,640,799	475,897,615	459,998,709

End of period	$377,546,152	$465,787,341	$373,593,101	$475,897,615

Undistributed net investment income included in net assets at end of period	$1,686,401	$565,314	$5,324,856	$1,635,764

See accompanying Notes to the Financial Statements.	147

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer US Small/Mid Cap Growth Equity Fund		Mercer US Small/Mid Cap Value Equity Fund
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(90,251)	$(166,599)	$1,176,837	$4,330,538
Net realized gain (loss)	48,259,458	17,825,972	42,788,864	26,146,088
Change in net unrealized appreciation (depreciation)	523,303	32,129,046	(8,802,506)	32,460,899

Net increase in net assets from operations	48,692,510	49,788,419	35,163,195	62,937,525

Distributions to shareholders from:
Net investment income
Class Y-3	—	(303,053)	—	(3,935,894)

Total distributions from net investment income	—	(303,053)	—	(3,935,894)

Net realized gains
Class Y-3	—	(31,036,701)	—	(13,297,320)

Total distributions from net realized gains	—	(31,036,701)	—	(13,297,320)

Net share transactions:
Class Y-3	(89,259,004)	123,455,822	(81,427,058)	91,316,151

Increase (decrease) in net assets resulting from net shares transactions	(89,259,004)	123,455,822	(81,427,058)	91,316,151

Net increase (decrease) in net assets	(40,566,494)	141,904,487	(46,263,863)	137,020,462

Net assets:
Beginning of period	442,080,294	300,175,807	429,411,650	292,391,188

End of period	$401,513,800	$442,080,294	$383,147,787	$429,411,650

Undistributed (distributions in excess of) net investment income (loss) included in net assets at end of period	$(482,878)	$(392,627)	$1,905,776	$728,939

148	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$28,315,150	$41,544,097	$12,599,444	$27,293,670
Net realized gain (loss)	149,041,196	65,792,476	(5,164,948)	17,070,317
Change in net unrealized appreciation (depreciation)	52,667,379	124,651,565	(28,384,856)	19,060,319

Net increase (decrease) in net assets from operations	230,023,725	231,988,138	(20,950,360)	63,424,306

Distributions to shareholders from:
Net investment income
Class Y-3	—	(49,488,095)	—	(30,940,168)

Total distributions from net investment income	—	(49,488,095)	—	(30,940,168)

Net realized gains
Class Y-3	—	—	—	(23,150,024)

Total distributions from net realized gains	—	—	—	(23,150,024)

Net share transactions:
Class Y-3	(491,381,747)	63,645,562	(11,062,965)	58,295,119

Increase (decrease) in net assets resulting from net shares transactions	(491,381,747)	63,645,562	(11,062,965)	58,295,119

Net increase (decrease) in net assets	(261,358,022)	246,145,605	(32,013,325)	67,629,233

Net assets:
Beginning of period	2,138,929,827	1,892,784,222	1,093,252,822	1,025,623,589

End of period	$1,877,571,805	$2,138,929,827	$1,061,239,497	$1,093,252,822

Undistributed net investment income included in net assets at end of period	$36,868,065	$8,552,915	$19,483,045	$6,883,601

See accompanying Notes to the Financial Statements.	149

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund
	Period Ended September 30, 2013 (Unaudited)(b)	Six Months Ended September 30, 2013 (Unaudited)	Period Ended March 31, 2013(a)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$377,023	$8,627,636	$2,924,172
Net realized gain (loss)	450,702	(3,803,159)	229,882
Change in net unrealized appreciation (depreciation)	1,685,675	(17,355,245)	23,781,363

Net increase (decrease) in net assets from operations	2,513,400	(12,530,768)	26,935,417

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	(2,704,695)

Total distributions from net investment income	—	—	(2,704,695)

Net realized gains
Class Y-3	—	—	(530,723)

Total distributions from net realized gains	—	—	(530,723)

Net share transactions:
Class Y-3	83,277,155	109,573,667	493,384,530

Increase in net assets resulting from net shares transactions	83,277,155	109,573,667	493,384,530

Net increase in net assets	85,790,555	97,042,899	517,084,529

Net assets:
Beginning of period	—	517,084,529	—

End of period	$85,790,555	$614,127,428	$517,084,529

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$377,023	$8,508,817	$(118,819)

(a)	The Fund commenced operations on May 1, 2012.
(b)	The Fund commenced operations on August 21, 2013.

150	See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund		Mercer US Short Maturity Fixed Income Fund
	Six Months Ended September 30, 2013 (Unaudited)	Period Ended March 31, 2013(a)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,420,603	$1,567,709	$192,180	$508,690
Net realized gain (loss)	15,513,009	2,224,879	(25,136)	13,089
Change in net unrealized appreciation (depreciation)	10,841,244	24,719,123	(241,992)	(9,941)

Net increase (decrease) in net assets from operations	30,774,856	28,511,711	(74,948)	511,838

Distributions to shareholders from:
Net investment income
Class Y-3	—	(485,259)	—	(545,067)

Total distributions from net investment income	—	(485,259)	—	(545,067)

Net share transactions:
Class Y-3	340,061,926	273,203,686	(23,519,930)	2,966,879

Increase (decrease) in net assets resulting from net shares transactions	340,061,926	273,203,686	(23,519,930)	2,966,879

Net increase (decrease) in net assets	370,836,782	301,230,138	(23,594,878)	2,933,650

Net assets:
Beginning of period	301,230,138	—	47,099,723	44,166,073

End of period	$672,066,920	$301,230,138	$23,504,845	$47,099,723

Undistributed net investment income included in net assets at end of period	$5,838,750	$1,418,147	$281,687	$89,507

(a)	The Fund commenced operations on November 6, 2012.

See accompanying Notes to the Financial Statements.	151

Mercer US Large Cap Growth Equity Fund

Financial Highlights

	Period Ended 09/30/13 (Unaudited)		Year Ended 03/31/13	Year Ended 03/31/12	Year Ended 03/31/11		Year Ended 03/31/10	Year Ended 03/31/09
For a Class Y-3 Share Outstanding Throughout each Period:

Net asset value at beginning of period	$13.56		$13.27	$12.19	$10.08		$6.85	$10.20

Net investment income†	0.04		0.08	0.04	0.03		0.05	0.04
Net realized and unrealized gain (loss) on investments	1.65		0.68	1.06	2.12		3.23	(3.37)

Total from investment operations	1.69		0.76	1.10	2.15		3.28	(3.33)

Less dividends and distributions:
From net investment income	—		(0.08)	(0.02)	(0.04)		(0.05)	(0.02)
From net realized gain on investments	—		(0.39)	—	—		—	—

Total dividends and distributions	—		(0.47)	(0.02)	(0.04)		(0.05)	(0.02)

Net asset value at end of period	$15.25		$13.56	$13.27	$12.19		$10.08	$6.85

Total investment return(a)	12.46	%**	6.03%	9.08%	21.38%		47.85%	(32.62)%

Ratios/Supplemental Data:
Net investment income to average net assets	0.51	%*	0.61%	0.33%	0.27%		0.54%	0.43%
Net expenses to average daily net assets	0.57	%*	0.57%	0.57%	0.57%		0.57%	0.57%
Total expenses (before reductions and reimbursements) to average daily net assets	0.62	%*	0.63%	0.63%	0.64%		0.66%	0.65%
Portfolio turnover rate	27	%**	65%	64%	106	%(b)	102%	93%
Net assets at end of period (in 000’s)	$377,546		$465,787	$465,641	$427,840		$359,792	$277,740

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Portfolio turnover calculation does not include $23,568,413 of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

152	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/13 (Unaudited)		Year Ended 03/31/13	Year Ended 03/31/12	Year Ended 03/31/11		Year Ended 03/31/10	Year Ended 03/31/09
For a Class Y-3 Share Outstanding Throughout each Period:

Net asset value at beginning of period	$9.95		$8.71	$8.25	$7.52		$5.18	$9.39

Net investment income†	0.09		0.18	0.16	0.11		0.11	0.19
Net realized and unrealized gain (loss) on investments	1.21		1.26	0.45	0.72		2.37	(4.23)

Total from investment operations	1.30		1.44	0.61	0.83		2.48	(4.04)

Less dividends and distributions:
From net investment income	—		(0.20)	(0.15)	(0.10)		(0.14)	(0.17)
From net realized gain on investments	—		—	—	—		—	(0.00	)(a)

Total dividends and distributions	—		(0.20)	(0.15)	(0.10)		(0.14)	(0.17)

Net asset value at end of period	$11.25		$9.95	$8.71	$8.25		$7.52	$5.18

Total investment return(b)	13.07	%**	16.71%	7.69%	11.07%		47.96%	(43.31)%

Ratios/Supplemental Data:
Net investment income to average net assets	1.66	%*	2.07%	2.03%	1.52%		1.69%	2.57%
Net expenses to average daily net assets	0.55	%*(c)	0.55%	0.55%	0.55%		0.55%	0.55%
Total expenses (before reductions and reimbursements) to average daily net assets	0.60	%*(c)	0.60%	0.62%	0.63%		0.64%	0.64%
Portfolio turnover rate	22	%**	59%	109%	117	%(d)	128%	238%
Net assets at end of period (in 000’s)	$373,593		$475,898	$459,999	$420,518		$357,787	$255,400

(a)	Amount rounds to less than $0.01 per share.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	The Fund invests in Underlying Funds and consequently bears its proportionate share of operating expenses of the Underlying Funds. This ratio does not include the expenses of the Underlying Funds.
(d)	Portfolio turnover calculation does not include $21,956,759 of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	153

Mercer US Small/Mid Cap Growth Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/13 (Unaudited)		Year Ended 03/31/13	Year Ended 03/31/12	Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09
For a Class Y-3 Share Outstanding Throughout each Period:

Net asset value at beginning of period	$11.94		$11.62	$12.49	$9.75	$6.19	$9.84

Net investment loss†	(0.00	)(a)	(0.01)	(0.04)	(0.03)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	1.51		1.31	0.27	2.77	3.60	(3.55)

Total from investment operations	1.51		1.30	0.23	2.74	3.56	(3.58)

Less dividends and distributions:
From net investment income	—		(0.01)	—	—	—	—
From net realized gain on investments	—		(0.97)	(1.10)	—	—	(0.07)

Total dividends and distributions	—		(0.98)	(1.10)	—	—	(0.07)

Net asset value at end of period	$13.45		$11.94	$11.62	$12.49	$9.75	$6.19

Total investment return(b)	12.65	%**	12.11%	3.36%	28.10%	57.51%	(36.43)%

Ratios/Supplemental Data:
Net investment loss to average net assets	(0.04	)%*	(0.05)%	(0.36)%	(0.34)%	(0.45)%	(0.36)%
Net expenses to average daily net assets	0.97	%*(c)	0.96%	0.92%	0.92%	0.92%	0.92%
Total expenses (before reductions and reimbursements) to average daily net assets	0.98	%*(c)	1.01%	1.01%	1.02%	1.04%	1.07%
Portfolio turnover rate	40	%**	54%	95%	107%	92%	170%
Net assets at end of period (in 000’s)	$401,514		$442,080	$300,176	$300,980	$220,665	$133,116

(a)	Amount rounds to less than $0.01 per share.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	The Fund invests in Underlying Funds and consequently bears its proportionate share of operating expenses of the Underlying Funds. This ratio does not include the expenses of the Underlying Funds.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

154	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/13 (Unaudited)		Year Ended 03/31/13	Year Ended 03/31/12		Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09
For a Class Y-3 Share Outstanding Throughout each Period:

Net asset value at beginning of period	$11.05		$9.94	$10.64		$8.64	$5.26	$8.85

Net investment income†	0.03		0.13	0.06		0.05	0.06	0.09
Net realized and unrealized gain (loss) on investments	1.00		1.46	(0.14	)(a)	2.05	3.35	(3.61)

Total from investment operations	1.03		1.59	(0.08)		2.10	3.41	(3.52)

Less dividends and distributions:
From net investment income	—		(0.11)	(0.04)		(0.10)	(0.03)	(0.06)
From net realized gain on investments	—		(0.37)	(0.58)		—	—	(0.01)

Total dividends and distributions	—		(0.48)	(0.62)		(0.10)	(0.03)	(0.07)

Net asset value at end of period	$12.08		$11.05	$9.94		$10.64	$8.64	$5.26

Total investment return(b)	9.32	%**	16.51%	(0.03)%		24.36%	64.86%	(39.85)%

Ratios/Supplemental Data:
Net investment income to average net assets	0.59	%*	1.26%	0.60%		0.65%	0.81%	1.20%
Net expenses to average daily net assets	0.97	%*(c)	0.96%	0.92%		0.92%	0.92%	0.92%
Total expenses (before reductions and reimbursements) to average daily net assets	0.99	%*(c)	1.01%	1.01%		1.02%	1.07%	1.08%
Portfolio turnover rate	46	%**(d)	80%	92%		95%	119%	120%
Net assets at end of period (in 000’s)	$383,148		$429,412	$292,391		$295,626	$222,102	$124,586

(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of sales of the Fund in relation to the fluctuating net asset value per share of the Fund.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	The Fund invests in Underlying Funds and consequently bears its proportionate share of operating expenses of the Underlying Funds. This ratio does not include the expenses of the Underlying Funds.
(d)	Portfolio turnover calculation does not include $38,447,113 of in-kind redemptions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	155

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/13 (Unaudited)		Year Ended 03/31/13	Year Ended 03/31/12		Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09
For a Class Y-3 Share Outstanding Throughout each Period:

Net asset value at beginning of period	$10.58		$9.72	$10.46		$9.73	$6.29	$12.76

Net investment income†	0.16		0.21	0.25		0.17	0.17	0.25
Net realized and unrealized gain (loss) on investments	1.12		0.90	(0.81)		0.74	3.38	(6.51)

Total from investment operations	1.28		1.11	(0.56)		0.91	3.55	(6.26)

Less dividends and distributions:
From net investment income	—		(0.25)	(0.18)		(0.18)	(0.11)	(0.12)
From net realized gain on investments	—		—	—		—	—	(0.09)

Total dividends and distributions	—		(0.25)	(0.18)		(0.18)	(0.11)	(0.21)

Net asset value at end of period	$11.86		$10.58	$9.72		$10.46	$9.73	$6.29

Total investment return(a)	12.10	%**	11.53%	(5.15)%		9.45%	56.52%	(49.30)%

Ratios/Supplemental Data:
Net investment income to average net assets	2.92	%*	2.17%	2.57%		1.76%	1.93%	2.68%
Net expenses to average daily net assets	0.85	%*(b)	0.83%	0.82%		0.82%	0.82%	0.82%
Total expenses (before reductions and reimbursements) to average daily net assets	0.85	%*(b)	0.86%	0.92%		0.92%	0.94%	0.95%
Portfolio turnover rate	38	%**(c)	90%	105	%(d)	87%	51%	64%
Net assets at end of period (in 000’s)	$1,877,572		$2,138,930	$1,892,784		$1,563,529	$1,042,831	$485,543

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	The Fund invests in Underlying Funds and consequently bears its proportionate share of operating expenses of the Underlying Funds. This ratio does not include the expenses of the Underlying Funds.
(c)	Portfolio turnover calculation does not include $177,821,966 of in-kind redemptions.
(d)	Portfolio turnover calculation does not include $9,536,640 of in-kind transactions.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

156	See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund)

Financial Highlights (Continued)

	Period Ended 09/30/13 (Unaudited)		Year Ended 03/31/13	Year Ended 03/31/12	Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09
For a Class Y-3 Share Outstanding Throughout each Period:

Net asset value at beginning of period	$10.68		$10.58	$10.23	$10.11	$9.00	$10.24

Net investment income†	0.12		0.27	0.33	0.29	0.40	0.50
Net realized and unrealized gain (loss) on investments	(0.31)		0.37	0.46	0.34	0.98	(0.91)

Total from investment operations	(0.19)		0.64	0.79	0.63	1.38	(0.41)

Less dividends and distributions:
From net investment income	—		(0.31)	(0.31)	(0.36)	(0.27)	(0.63)
From net realized gain on investments	—		(0.23)	(0.13)	(0.15)	—	(0.20)

Total dividends and distributions	—		(0.54)	(0.44)	(0.51)	(0.27)	(0.83)

Net asset value at end of period	$10.49		$10.68	$10.58	$10.23	$10.11	$9.00

Total investment return(a)	(1.78	)%**	6.15%	7.88%	6.25%	15.34%	(3.90)%

Ratios/Supplemental Data:
Net investment income to average net assets	2.31	%*	2.51%	3.13%	2.79%	4.12%	5.16%
Net expenses to average daily net assets	0.37	%*	0.37%	0.37%	0.37%	0.37%	0.37%
Total expenses (before reductions and reimbursements) to average daily net assets	0.42	%*	0.43%	0.44%	0.45%	0.47%	0.47%
Portfolio turnover rate	87	%**(b)	125%	181%	379%	276%	229%
Net assets at end of period (in 000’s)	$1,061,239		$1,093,253	$1,025,624	$1,043,027	$758,780	$394,347

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(b)	Excludes treasury dollar roll transactions. The Portfolio turnover rate including treasury dollar roll transactions was 122% for the period ended September 30, 2013.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	157

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/13 (Unaudited)(a)
For a Class Y-3 Share Outstanding Throughout the Period:

Net asset value at beginning of period	$10.00

Net investment income†	0.05
Net realized and unrealized gain on investments	0.25

Total from investment operations	0.30

Net asset value at end of period	$10.30

Total investment return(b)	3.00	%**

Ratios/Supplemental Data:
Net investment income to average net assets	4.15	%*
Net expenses to average daily net assets	0.90	%*
Total expenses (before reductions and reimbursements) to average daily net assets	1.19	%*
Portfolio turnover rate	8	%**
Net assets at end of period (in 000’s)	$85,791

(a)	The Fund commenced operations on August 21, 2013.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the period shown.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

158	See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/13 (Unaudited)		Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout each Period:

Net asset value at beginning of period	$10.49		$10.00

Net investment income†	0.16		0.10
Net realized and unrealized gain (loss) on investments	(0.46)		0.46

Total from investment operations	(0.30)		0.56

Less dividends and distributions:
From net investment income	—		(0.06)
From net realized gain on investments	—		(0.01)

Total dividends and distributions	—		(0.07)

Net asset value at end of period	$10.19		$10.49

Total investment return(b)	(2.86	)%**	5.64	%**

Ratios/Supplemental Data:
Net investment income to average net assets	3.14	%*	1.08	%*
Net expenses to average daily net assets	0.95	%*(c)	0.95	%*(c)
Total expenses (before reductions and reimbursements) to average daily net assets	1.02	%*	1.15	%*
Portfolio turnover rate	27	%**	52	%**
Net assets at end of period (in 000’s)	$614,127		$517,085

(a)	The Fund commenced operations on May 1, 2012.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the period shown.
(c)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	159

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended 09/30/13 (Unaudited)		Period Ended 03/31/13(a)
For a Class Y-3 Share Outstanding Throughout each Period:

Net asset value at beginning of period	$11.19		$10.00

Net investment income†	0.09		0.07
Net realized and unrealized gain on investments	0.48		1.14

Total from investment operations	0.57		1.21

Less dividends and distributions:
From net investment income	—		(0.02)

Total dividends and distributions	—		(0.02)

Net asset value at end of period	$11.76		$11.19

Total investment return(b)	5.09	%**	12.13	%**

Ratios/Supplemental Data:
Net investment income to average net assets	1.55	%*	1.62	%*
Net expenses to average daily net assets	0.84	%*(c)	0.85	%*
Total expenses (before reductions and reimbursements) to average daily net assets	0.85	%*(c)	1.00	%*
Portfolio turnover rate	23	%**	12	%**
Net assets at end of period (in 000’s)	$672,067		$301,230

(a)	The Fund commenced operations on November 6, 2012.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the period shown.
(c)	The Fund invests in Underlying Funds and consequently bears its proportionate share of operating expenses of the Underlying Funds. This ratio does not include the expenses of the Underlying Funds.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

160	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 09/30/13 (Unaudited)		Year Ended 03/31/13	Year Ended 03/31/12	Year Ended 03/31/11	Year Ended 03/31/10	Year Ended 03/31/09
For a Class Y-3 Share Outstanding Throughout each Period:

Net asset value at beginning of period	$9.56		$9.57	$9.56	$9.51	$8.57	$10.01

Net investment income†	0.06		0.11	0.15	0.15	0.30	0.40
Net realized and unrealized gain (loss) on investments	(0.07)		0.00 (a)	0.05	0.06	0.83	(1.16)

Total from investment operations	(0.01)		0.11	0.20	0.21	1.13	(0.76)

Less dividends and distributions:
From net investment income	—		(0.12)	(0.19)	(0.16)	(0.19)	(0.68)

Total dividends and distributions	—		(0.12)	(0.19)	(0.16)	(0.19)	(0.68)

Net asset value at end of period	$9.55		$9.56	$9.57	$9.56	$9.51	$8.57

Total investment return(b)	(0.10	)%**	1.14%	2.07%	2.19%	13.19%	(7.52)%

Ratios/Supplemental Data:
Net investment income to average net assets	1.22	%*	1.15%	1.52%	1.60%	3.24%	4.16%
Net expenses to average daily net assets	0.32	%*	0.32%	0.32%	0.32%	0.32%	0.32%
Total expenses (before reductions and reimbursements) to average daily net assets	0.77	%*	0.60%	0.53%	0.47%	0.61%	0.49%
Portfolio turnover rate	43	%**	32%	32%	61%	589%	217%
Net assets at end of period (in 000’s)	$23,505		$47,100	$44,166	$67,950	$47,487	$18,904

(a)	Amount rounds to less than $0.01 per share.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.	161

Mercer Funds

Notes to the Financial Statements

September 30, 2013 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following ten series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund) (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), which commenced operations on August 21, 2013, Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) and Mercer US Short Maturity Fixed Income Fund (“Short Maturity”), (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income
Short Maturity	Safety of principal and a moderate level of income

Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2013, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over the counter derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for TBA or when-issued securities, approximate fair value and are determined using Level 2 inputs, as of September 30, 2013. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at or due to a broker for TBA securities, exchange traded option contracts and futures contracts are determined using Level 1 inputs as of September 30, 2013. Over the counter option contracts and swap contracts are determined using Level 2 inputs as of September 30, 2013.

At September 30, 2013, Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value each held long-term investments determined using Level 1 inputs, with corresponding major categories as shown in the schedules of investments, and short-term investment positions in a Euro Time Deposit and in State Street Navigator Securities Lending Prime Portfolio, as shown in the schedules of investments, which are determined using Level 2 inputs.

At September 30, 2013, Short Maturity held long-term investments and a short-term investment position in a Euro Time Deposit, all determined using Level 2 inputs, with corresponding major categories, as shown in the schedule of investments.

The following is a summary of the inputs used as of September 30, 2013 in valuing the assets and liabilities of Large Cap Value, Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Large Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Advertising	$1,470,159	$—	$—	$1,470,159
Aerospace & Defense	8,446,532	—	—	8,446,532
Agriculture	1,605,469	—	—	1,605,469
Airlines	4,495,040	—	—	4,495,040
Auto Manufacturers	5,954,642	—	—	5,954,642
Auto Parts & Equipment	4,242,909	—	—	4,242,909
Banks	25,203,865	—	—	25,203,865
Beverages	4,640,715	—	—	4,640,715
Biotechnology	3,083,163	—	—	3,083,163
Building Materials	378,936	—	—	378,936
Chemicals	2,942,405	—	—	2,942,405
Commercial Services	8,238,267	—	—	8,238,267

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Computers	$14,160,601	$—	$—	$14,160,601
Cosmetics & Personal Care	417,356	—	—	417,356
Diversified Financial Services	44,539,382	—	—	44,539,382
Electric	4,059,983	—	—	4,059,983
Electronics	978,717	—	—	978,717
Food	5,831,498	—	—	5,831,498
Forest Products & Paper	678,720	—	—	678,720
Health Care - Products	7,560,494	—	—	7,560,494
Health Care - Services	7,436,979	—	—	7,436,979
Insurance	23,165,547	—	—	23,165,547
Internet	4,362,528	—	—	4,362,528
Iron & Steel	644,776	—	—	644,776
Leisure Time	828,403	—	—	828,403
Lodging	1,807,013	—	—	1,807,013
Machinery - Construction & Mining	2,383,280	—	—	2,383,280
Machinery - Diversified	5,267,950	—	—	5,267,950
Media	26,539,088	—	—	26,539,088
Mining	419,143	—	—	419,143
Miscellaneous - Manufacturing	10,877,266	—	—	10,877,266
Office & Business Equipment	2,695,382	—	—	2,695,382
Oil & Gas	40,427,538	—	—	40,427,538
Oil & Gas Services	5,620,524	—	—	5,620,524
Packaging & Containers	1,915,585	—	—	1,915,585
Pharmaceuticals	26,657,975	—	—	26,657,975
REITS	3,099,784	—	—	3,099,784
Retail	19,128,974	—	—	19,128,974
Semiconductors	9,841,717	—	—	9,841,717
Software	8,060,728	—	—	8,060,728
Telecommunications	16,043,585	—	—	16,043,585
Transportation	3,616,459	—	—	3,616,459

Total Common Stocks	369,769,077	—	—	369,769,077

Investment Company
Unaffiliated Fund	204,294	—	—	204,294

Total Investment Company	204,294	—	—	204,294

Preferred Stock
Auto Manufacturers	1,246,228	—	—	1,246,228

Total Preferred Stock	1,246,228	—	—	1,246,228

Short-Term Investments
Bank Deposit	—	3,048,818	—	3,048,818
Securities Lending Collateral	—	2,518,052	—	2,518,052

Total Short-Term Investments	—	5,566,870	—	5,566,870

Total	$371,219,599	$5,566,870	$—	$376,786,469

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Sales	$—	$(22,825)	$—	$(22,825)

Total	$—	$(22,825)	$—	$(22,825)

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$57,975,260	$0	*	$—	$57,975,260
Austria	9,471,262	—		—	9,471,262
Belgium	11,359,487	—		—	11,359,487
Bermuda	19,814,889	—		—	19,814,889
Brazil	5,119,428	—		—	5,119,428
Canada	13,168,837	—		—	13,168,837
Cayman Islands	12,794,381	—		—	12,794,381
China	3,368,564	—		—	3,368,564
Cyprus	201,266	—		—	201,266
Denmark	22,792,882	—		—	22,792,882
Finland	31,143,255	—		—	31,143,255
France	145,296,295	—		—	145,296,295
Germany	161,241,778	—		—	161,241,778
Greece	3,892,398	—		—	3,892,398
Hong Kong	27,918,883	—		—	27,918,883
India	8,631,560	—		—	8,631,560
Indonesia	6,596,176	—		—	6,596,176
Ireland	5,271,047	—		—	5,271,047
Israel	5,367,480	—		—	5,367,480
Italy	44,612,418	—		—	44,612,418
Japan	446,778,839	624,306		—	447,403,145
Luxembourg	14,104,815	—		—	14,104,815
Malaysia	3,469,568	—		—	3,469,568
Malta	1,073,879	—		—	1,073,879
Mexico	4,654,521	—		—	4,654,521
Netherlands	26,059,538	—		—	26,059,538
New Zealand	6,492,021	—		—	6,492,021
Norway	33,101,162	—		—	33,101,162
Portugal	1,525,794	—		—	1,525,794
Russia	—	6,872,462		—	6,872,462
Singapore	9,395,358	—		—	9,395,358
South Africa	5,976,400	—		—	5,976,400

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
South Korea	$23,097,656	$—		$—	$23,097,656
Spain	41,200,123	—		—	41,200,123
Sweden	74,280,956	—		—	74,280,956
Switzerland	145,200,411	—		—	145,200,411
Taiwan	5,022,467	—		—	5,022,467
Thailand	—	6,149,735		—	6,149,735
United Kingdom	336,839,028	—		—	336,839,028

Total Common Stocks	1,774,310,082	13,646,503		—	1,787,956,585

Investment Companies
United States	23,529,075	—		—	23,529,075

Total Investment Companies	23,529,075	—		—	23,529,075

Preferred Stocks
Brazil	1,283,245	—		—	1,283,245
Germany	20,660,394	—		—	20,660,394

Total Preferred Stocks	21,943,639	—		—	21,943,639

Rights
Norway	—	0	*	—	0
United Kingdom	172,906	—		—	172,906

Total Rights	172,906	0		—	172,906

Options Purchased
Put Options	—	702,656		—	702,656

Total Options Purchased	—	702,656		—	702,656

Short-Term Investments
Bank Deposit	—	44,236,799		—	44,236,799
Securities Lending Collateral	—	49,103,414		—	49,103,414

Total Short-Term Investments	—	93,340,213		—	93,340,213

Total	$1,819,955,702	$107,689,372		$—	$1,927,645,074

*	Represents one security at $0 value as of September 30, 2013.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$46,237,039	$—		$46,237,039
Bank Loans	—	13,480,028	—		13,480,028
Corporate Debt	—	313,923,706	0	*	313,923,706

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage Backed Securities - Private Issuers	$—	$26,044,054	$—	$26,044,054
Mortgage Backed Securities - U.S. Government Agency Obligations	—	380,091,838	—	380,091,838
Municipal Obligations	—	48,553,781	—	48,553,781
Sovereign Debt Obligations	—	30,558,218	—	30,558,218
U.S. Government and Agency Obligations	—	202,706,569	—	202,706,569

Total Debt Obligations	—	1,061,595,233	0	1,061,595,233

Preferred Stocks
Banks	682,506	—	—	682,506
Diversified Financial Services	3,451,232	—	—	3,451,232

Total Preferred Stocks	4,133,738	—	—	4,133,738

Options Purchased
Call Options	49,197	—	—	49,197
Put Options	8,938	—	—	8,938

Total Options Purchased	58,135	—	—	58,135

Short-Term Investments
Bank Deposit	—	54,361,965	—	54,361,965
Certificates of Deposit	—	8,093,793	—	8,093,793
Repurchase Agreements	—	109,800,000	—	109,800,000
Securities Lending Collateral	—	3,567,273	—	3,567,273
U.S. Government and Agency Obligations	—	17,609,422	—	17,609,422

Total Short-Term Investments	—	193,432,453	—	193,432,453

Forward Foreign Currency Contracts
Buys	—	16,243	—	16,243

Total Forward Foreign Currency Contracts	—	16,243	—	16,243

Futures Contracts
Buys	1,195,407	—	—	1,195,407

Total Futures Contracts	1,195,407	—	—	1,195,407

Swap Contracts
Interest Rate Swaps	—	298,460	—	298,460
Credit Default Swaps	—	237,433	—	237,433
Centrally Cleared Interest Rate Swaps**	—	321,875	—	321,875

Total Swap Contracts	—	857,768	—	857,768

Total	$5,387,280	$1,255,901,697	$0	$1,261,288,977

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(4,221,875)	$—	$(4,221,875)

Forward Foreign Currency Contracts
Sales	—	(308,146)	—	(308,146)

Total Forward Foreign Currency Contracts	—	(308,146)	—	(308,146)

Futures Contracts
Sales	(319,521)	—	—	(319,521)

Total Futures Contracts	(319,521)	—	—	(319,521)

Written Options	(1,106)	(837,176)	—	(838,282)

Swap Contracts
Interest Rate Swaps	—	(378,679)	—	(378,679)
Credit Default Swaps	—	(18,071)	—	(18,071)
Centrally Cleared Interest Rate Swaps**	—	(251,217)	—	(251,217)
Centrally Cleared Credit Default Swaps**	—	(32,549)	—	(32,549)

Total Swap Contracts	—	(680,516)	—	(680,516)

Total	$(320,627)	$(6,047,713)	$—	$(6,368,340)

*	Represents four securities at $0 value as of September 30, 2013.
**	Centrally cleared swaps are valued at unrealized appreciation/depreciation

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$39,763,398	$—	$39,763,398
Sovereign Debt Obligations	—	39,615,672	—	39,615,672

Total Debt Obligations	—	79,379,070	—	79,379,070

Preferred Stock
Diversified Financial Services	53,500	—	—	53,500

Total Preferred Stock	53,500	—	—	53,500

Short-Term Investments
Bank Deposit	—	4,477,532	—	4,477,532

Total Short-Term Investments	—	4,477,532	—	4,477,532

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$436,687	$—	$436,687
Sales	—	5,770	—	5,770

Total Forward Foreign Currency Contracts	—	442,457	—	442,457

Total	$53,500	$84,299,059	$—	$84,352,559

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(106,188)	$—	$(106,188)
Sales	—	(363,859)	—	(363,859)

Total Forward Foreign Currency Contracts	—	(470,047)	—	(470,047)

Total	$—	$(470,047)	$—	$(470,047)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$3,981,309	$—	$—	$3,981,309
Brazil	50,245,305	—	—	50,245,305
Cayman Islands	17,619,891	—	—	17,619,891
Chile	11,933,423	—	—	11,933,423
China	56,773,092	—	—	56,773,092
Colombia	4,166,697	—	—	4,166,697
Czech Republic	3,748,459	—	—	3,748,459
Hong Kong	27,214,141	—	—	27,214,141
Hungary	1,021,922	—	—	1,021,922
India	57,002,217	—	—	57,002,217
Indonesia	15,619,941	—	—	15,619,941
Luxembourg	367,875	—	—	367,875
Malaysia	24,237,987	—	—	24,237,987
Mexico	42,416,269	—	—	42,416,269
Netherlands	1,605,576	—	—	1,605,576

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Peru	$793,423	$—	$—	$793,423
Philippines	4,264,476	—	—	4,264,476
Poland	9,266,823	—	—	9,266,823
Russia	21,113,052	—	—	21,113,052
Singapore	2,118,013	—	—	2,118,013
South Africa	30,045,789	—	—	30,045,789
South Korea	56,916,641	—	—	56,916,641
Taiwan	52,060,491	—	—	52,060,491
Thailand	12,504,937	7,482,417	—	19,987,354
Turkey	8,103,973	—	—	8,103,973
United Kingdom	24,634,025	—	—	24,634,025
United States	95,340	—	—	95,340

Total Common Stocks	539,871,087	7,482,417	—	547,353,504

Preferred Stocks
Brazil	11,953,443	—	—	11,953,443

Total Preferred Stocks	11,953,443	—	—	11,953,443

Short-Term Investments
Bank Deposit	—	31,895,247	—	31,895,247
Securities Lending Collateral	—	10,730,470	—	10,730,470

Total Short-Term Investments	—	42,625,717	—	42,625,717

Forward Foreign Currency Contracts
Buys	—	2,467,091	—	2,467,091
Sales	—	81,487	—	81,487

Total Forward Foreign Currency Contracts	—	2,548,578	—	2,548,578

Futures Contracts
Buys	152,628	—	—	152,628
Sales	416,026	—	—	416,026

Total Futures Contracts	568,654	—	—	568,654

Synthetic Futures	—	339,773	—	339,773

Total	$552,393,184	$52,996,485	$—	$605,389,669

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(112,285)	$—	$(112,285)
Sales	—	(2,462,969)	—	(2,462,969)

Total Forward Foreign Currency Contracts	—	(2,575,254)	—	(2,575,254)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts
Buys	$(383,938)	$—	$—	$(383,938)
Sales	(20,637)	—	—	(20,637)

Total Futures Contracts	(404,575)	—	—	(404,575)

Synthetic Futures	—	(121,220)	—	(121,220)

Total	$(404,575)	$(2,696,474)	$—	$(3,101,049)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$4,088,417	$—	$—	$4,088,417
Austria	927,259	—	—	927,259
Bahamas	103,623	—	—	103,623
Belgium	3,826,679	—	—	3,826,679
Bermuda	1,088,282	—	—	1,088,282
Canada	30,178,068	—	—	30,178,068
Denmark	9,292,733	—	—	9,292,733
France	33,991,926	—	—	33,991,926
Germany	12,459,881	—	—	12,459,881
Hong Kong	2,886,671	—	—	2,886,671
Ireland	4,570,584	—	—	4,570,584
Israel	4,797,416	—	—	4,797,416
Italy	218,156	—	—	218,156
Japan	59,095,118	—	—	59,095,118
Malaysia	312,664	—	—	312,664
Mexico	2,767,228	—	—	2,767,228
Micronesia	1,052,370	—	—	1,052,370
Netherlands	5,597,917	—	—	5,597,917
New Zealand	3,291,254	—	—	3,291,254
Norway	6,294,703	—	—	6,294,703
Portugal	1,555,525	—	—	1,555,525
Russia	112,662	—	—	112,662
Singapore	5,513,054	—	—	5,513,054
South Africa	1,822,814	—	—	1,822,814
South Korea	2,085,248	—	—	2,085,248
Spain	1,292,722	—	—	1,292,722
Sweden	4,341,598	—	—	4,341,598
Switzerland	34,305,534	—	—	34,305,534
Thailand	1,037,647	—	—	1,037,647

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Kingdom	$46,693,578	$—	$—	$46,693,578
United States	316,254,898	—	—	316,254,898

Total Common Stocks	601,856,229	—	—	601,856,229

Investment Company
United States	8,472,037	—	—	8,472,037

Total Investment Company	8,472,037	—	—	8,472,037

Preferred Stocks
Germany	40,106	—	—	40,106
Japan	195,310	—	—	195,310
Sweden	153,369	—	—	153,369
United States	675,291	—	—	675,291

Total Preferred Stocks	1,064,076	—	—	1,064,076

Warrants
United States	685,484	—	—	685,484

Total Warrants	685,484	—	—	685,484

Short-Term Investments
Bank Deposit	—	47,408,560	—	47,408,560
Securities Lending Collateral	—	31,839,105	—	31,839,105

Total Short-Term Investments	—	79,247,665	—	79,247,665

Forward Foreign Currency Contracts
Sales	—	68,123	—	68,123

Total Forward Foreign Currency Contracts	—	68,123	—	68,123

Total	$612,077,826	$79,315,788	$—	$691,393,614

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Sales	$—	$(346,132)	$—	$(346,132)

Total Forward Foreign Currency Contracts	—	(346,132)	—	(346,132)

Total	$—	$(346,132)	$—	$(346,132)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

The following table shows transfers between Level 2 and Level 1 of the fair value hierarchy:

Emerging Markets

	Transfers In			Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Common Stocks	$1,582,342	*	$—	$—	$(1,582,342	)*

*	Transfers occurred between Level 2 and Level 1 as a result of foreign securities receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

The following table includes a rollforward of the amounts for the period ended September 30, 2013 for financial instruments classified as Level 3:

Core Fixed

Investments in Securities	Balance as of March 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Sales	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2013
DEBT OBLIGATIONS
Corporate Debt	$0^	$—	$(1,750)	$1,750	$—	$0^^	$(1,750)

Total	$0^	$—	$(1,750)	$1,750	$—	$0^^	$(1,750)

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

^	Includes three securities at $0 value as of March 31, 2013.
^^	Four securities at $0 value as of September 30, 2013.

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about their use of, and accounting for, derivative instruments and effect on the results of operations and financial position.

Non-US Core Equity and Emerging Markets held rights during the period as a result of corporate actions. Non-US Core Equity, Core Fixed and Global Low Volatility held warrants during the period as a result of corporate actions.

At September 30, 2013 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap Value

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts(5)	$(22,825)	$(22,825)

Total Value	$(22,825)	$(22,825)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts(8)	$109,985	$109,985

Total Net Realized Gain (Loss)	$109,985	$109,985

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts(13)	$(11,402)	$(11,402)

Total Change in Net Unrealized Appreciation (Depreciation)	$(11,402)	$(11,402)

NUMBER OF CONTRACTS(17)

	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts	(2,342,864)	(2,342,864)

Small/Mid Cap Value

NET REALIZED GAIN (LOSS)

	Equity Risk	Total
Rights(7)	$3,906	$3,906
Futures Contracts(9)	141,010	141,010

Total Net Realized Gain (Loss)	$144,916	$144,916

NUMBER OF CONTRACTS(17)

	Equity Risk	Total
Rights	127	127
Futures Contracts	24	24

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$172,906	$172,906
Options Purchased(1)	702,656	—	702,656

Total Value	$702,656	$172,906	$875,562

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Rights(7)	$—	$(120,209)	$(120,209)
Options Purchased(7)	303,378	—	303,378

Total Net Realized Gain (Loss)	$303,378	$(120,209)	$183,169

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Rights(12)	$—	$(129,665)	$(129,665)
Options Purchased(12)	(380,012)	—	(380,012)

Total Change in Net Unrealized Appreciation (Depreciation)	$(380,012)	$(129,665)	$(509,677)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	157,057	157,057
Options Purchased	4,269,855,014	—	4,269,855,014

Core Fixed

ASSET DERIVATIVES

	Interest Rate Risk		Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Options Purchased(1)	$58,135		$—	$—	$—	$58,135
Forward Foreign Currency Contracts(2)	—		16,243	—	—	16,243
Futures Contracts(3)	1,195,407		—	—	—	1,195,407
Swap Contracts(4)	620,335	*	—	237,433	—	857,768

Total Value	$1,873,877		$16,243	$237,433	$—	$2,127,553

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward Foreign Currency Contracts(5)	$—	$(308,146)	$—	$—	$(308,146)
Futures Contracts(3)	(319,521)	—	—	—	(319,521)
Options Written(6)	(837,997)	—	(285)	—	(838,282)
Swap Contracts(4)	(629,896)*	—	(50,620)*	—	(680,516)

Total Value	$(1,787,414)	$(308,146)	$(50,905)	$—	$(2,146,465)

NET REALIZED GAIN (LOSS)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(7)	$—	$—	$—	$45,245	$45,245
Options Purchased(7)	169,489	—	—	—	169,489
Forward Foreign Currency Contracts(8)	—	(429,932)	—	—	(429,932)
Futures Contracts(9)	978,620	—	—	—	978,620
Options Written(10)	336,921	—	—	—	336,921
Swap Contracts(11)	(648,115)	—	(182,321)	—	(830,436)

Total Net Realized Gain (Loss)	$836,915	$(429,932)	$(182,321)	$45,245	$269,907

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(12)	$—	$—	$—	$55,063	$55,063
Options Purchased(12)	13,581	—	—	—	13,581
Forward Foreign Currency Contracts(13)	—	(1,781)	—	—	(1,781)
Futures Contracts(14)	1,480,992	—	—	—	1,480,992
Options Written(15)	(175,028)	—	702	—	(174,326)
Swap Contracts(16)	171,427	—	(608,673)	—	(437,246)

Total Change in Net Unrealized Appreciation (Depreciation)	$1,490,972	$(1,781)	$(607,971)	$55,063	$936,283

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants	—	—	—	12,527	12,527
Options Purchased	1,710,083	—	—	—	1,710,083
Forward Foreign Currency Contracts	—	(14,737,284)	—	—	(14,737,284)
Futures Contracts	1,080	—	—	—	1,080
Options Written	(99,195,674)	—	(500,000)	—	(99,695,674)
Swap Contracts	103,083,333	—	11,616,667	—	114,700,000

Opportunistic Fixed

ASSET DERIVATIVES

	Foreign Exchange Risk	Credit Risk	Total
Forward Foreign Currency Contracts(2)	$442,457	$—	$442,457

Total Value	$442,457	$—	$442,457

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Credit Risk	Total
Forward Foreign Currency Contracts(5)	$(470,047)	$—	$(470,047)

Total Value	$(470,047)	$—	$(470,047)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Credit Risk	Total
Forward Foreign Currency Contracts(8)	$43,993	$—	$43,993
Swap Contracts(16)	—	(15,540)	(15,540)

Total Net Realized Gain (Loss)	$43,993	$(15,540)	$28,453

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Credit Risk	Total
Forward Foreign Currency Contracts(13)	$(188,619)	$—	$(188,619)

Total Change in Net Unrealized Appreciation (Depreciation)	$(188,619)	$—	$(188,619)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Credit Risk	Total
Forward Foreign Currency Contracts	(3,023,870)	—	(3,023,870)
Swap Contracts	—	7,500,000	7,500,000

Emerging Markets

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$2,548,578	$—	$2,548,578
Futures Contracts(3)	—	908,427	908,427

Total Value	$2,548,578	$908,427	$3,457,005

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(5)	$(2,575,254)	$—	$(2,575,254)
Futures Contracts(3)	—	(525,795)	(525,795)

Total Value	$(2,575,254)	$(525,795)	$(3,101,049)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Rights(7)	$—	$16,964	$16,964
Forward Foreign Currency Contracts(8)	3,845,959	—	3,845,959
Futures Contracts(9)	—	639,507	639,507

Total Net Realized Gain (Loss)	$3,845,959	$656,471	$4,502,430

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(13)	$204,897	$—	$204,897
Futures Contracts(14)	—	564,273	564,273

Total Change in Net Unrealized Appreciation (Depreciation)	$204,897	$564,273	$769,170

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	21,892	21,892
Forward Foreign Currency Contracts	21,021,804	—	21,021,804
Futures Contracts	—	13,049	13,049

Global Low Volatility

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$685,484	$685,484
Forward Foreign Currency Contracts(2)	68,123	—	68,123

Total Value	$68,123	$685,484	$753,607

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(5)	$(346,132)	$—	$(346,132)

Total Value	$(346,132)	$—	$(346,132)

NET REALIZED GAIN (LOSS)

	Foreign Exchange Risk	Equity Risk	Total
Rights(7)	$—	$2,442	$2,442
Warrants(7)	—	7,595	7,595
Forward Foreign Currency Contracts(8)	807,285	—	807,285

Total Net Realized Gain (Loss)	$807,285	$10,037	$817,322

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)

	Foreign Exchange Risk	Equity Risk	Total
Warrants(12)	$—	$91,750	$91,750
Forward Foreign Currency Contracts(13)	(849,864)	—	(849,864)

Total Change in Net Unrealized Appreciation (Depreciation)	$(849,864)	$91,750	$(758,114)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(17)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	36,624	36,624
Warrants	—	37,233	37,233
Forward Foreign Currency Contracts	(17,792,747)	—	(17,792,747)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

*	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation in the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.
(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(3)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. Synthetic Futures are presented as Synthetic futures, at value within the Statement of Assets and Liabilities.

(4)	Statement of Assets and Liabilities location: Swap contracts, at value and Variation margin receivable and Variation margin payable on swap contracts.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(6)	Statement of Assets and Liabilities location: Written options, at value.
(7)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Investments.
(8)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts and foreign currency related transactions.
(9)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Closed futures contracts.
(10)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Written option contracts.
(11)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Swap contracts.
(12)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments.
(13)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts and foreign currency related transactions.
(14)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Open futures contracts.
(15)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Written option contracts.
(16)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Swap contracts.
(17)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the months that the Fund held such derivatives during the period ended September 30, 2013.

The following table presents each Fund’s derivative assets by counterparty net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral received by the Fund as of September 30, 2013:

Large Cap Value

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Gross Liabilities in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Pledged	Net Amount of Derivative Liabilities(b)
Barclays Bank Plc	$22,825	$—	$—	$22,825

	$22,825	$—	$—	$22,825

(a)	Absent an event of default or early termination, over the counter derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(b)	Represents the net amount payable to the counterparty in the event of default.

Securities on Loan are fully collateralized and the collateral exceeded the securities on loan at September 30, 2013. See footnote 2(d) in the Notes to Financial Statements.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Non US Core Equity

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Gross Assets in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Received	Net Amount of Derivative Assets(b)
Deutsche Bank Securities	$440,458	$—	$—	$440,458
JPMorgan Securities Inc.	262,198	—	—	262,198

	$702,656	$—	$—	$702,656

(a)	Absent an event of default or early termination, over the counter derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(b)	Represents the net amount receivable from the counterparty in the event of default.

Securities on Loan are fully collateralized and the collateral exceeded the securities on loan at September 30, 2013. See footnote 2(d) in the Notes to Financial Statements.

Core Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Gross Assets in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Received(d)	Net Amount of Derivative Assets(b)
Bank of America N.A.	$53,578	$(53,578)	$—	$—
Goldman Sachs	184,243	(184,243)	—	—
HSBC Bank USA	123,201	(42,770)	—	80,431
JPMorgan Chase Bank	11,271	(11,271)	—	—
Morgan Stanley & Co., Inc.	1,406	(1,406)	—	—
Morgan Stanley Capital Services LLC	175,259	(11,003)	(135,000)	29,256
UBS AG	3,178	(3,070)	—	108

	$552,136	$(307,341)	$(135,000)	$109,795

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Gross Liabilities in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Pledged	Net Amount of Derivative Liabilties(c)
Bank of America N.A.	$345,970	$(53,578)	$—	$292,392
Citibank N.A.	17,314	—	—	17,314
Deutsche Bank AG	7,068	—	—	7,068
Goldman Sachs	327,990	(184,243)	—	143,747
HSBC Bank USA	42,770	(42,770)	—	—
JPMorgan Chase Bank	25,948	(11,271)	—	14,677
Morgan Stanley & Co., Inc.	8,080	(1,406)	—	6,674
Morgan Stanley Capital Services LLC	11,003	(11,003)	—	—
UBS AG	3,070	(3,070)	—	—
Royal Bank of Scotland Plc	752,859	—	—	752,859

	$1,542,072	$(307,341)	$—	$1,234,731

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

(a)	Absent an event of default or early termination, over the counter derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(b)	Represents the net amount receivable from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Securities on Loan are fully collateralized and the collateral exceeded the securities on loan at September 30, 2013. See footnote 2(d) in the Notes to Financial Statements.

Repurchase Agreements are fully collateralized and shown on the Fund’s Schedule of Investments.

Exchange traded futures, options and swaps are not subject to a master netting arrangement or another similar arrangement.

Opportunistic Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Gross Assets in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Received	Net Amount of Derivative Assets(b)
Citibank N.A.	$246,822	$(102,298)	$—	$144,524
Goldman Sachs	192,978	(192,978)	—	—
JPMorgan Chase Bank	2,657	—	—	2,657

	$442,457	$(295,276)	$—	$147,181

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Gross Liabilities in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Pledged	Net Amount of Derivative Liabilties(c)
Citibank N.A.	$102,298	$(102,298)	$—	$—
Goldman Sachs	367,749	(192,978)	—	174,771

	$470,047	$(295,276)	$—	$174,771

(a)	Absent an event of default or early termination, over the counter derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(b)	Represents the net amount receivable from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.

Emerging Markets

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Gross Assets in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Received	Net Amount of Derivative Assets(b)
Goldman Sachs	$339,773	$(121,220)	$—	$218,553
Royal Bank of Scotland Plc	2,548,578	(2,548,578)	—	—

	$2,888,351	$(2,669,798)	$—	$218,553

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Gross Liabilities in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Pledged(d)	Net Amount of Derivative Liabilties(c)
Goldman Sachs	$121,220	$(121,220)	$—	$—
Royal Bank of Scotland Plc	2,575,254	(2,548,578)	—	26,676

	$2,696,474	$(2,669,798)	$—	$26,676

(a)	Absent an event of default or early termination, over the counter derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(b)	Represents the net amount receivable from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Securities on Loan are fully collateralized and the collateral exceeded the securities on loan at September 30, 2013. See footnote 2(d) in the Notes to Financial Statements.

Exchange traded futures, options and swaps are not subject to a master netting arrangement or another similar arrangement.

Global Low Volatility

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Gross Assets in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Received	Net Amount of Derivative Assets(b)
HSBC Bank USA	$50,547	$(11,422)	$—	$39,125
UBS AG	17,576	(17,576)	—	—

	$68,123	$(28,998)	$—	$39,125

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Gross Liabilities in Statement of Assets and Liabilities(a)	Derivative Assets/(Liabilities) available for offset	Collateral Pledged	Net Amount of Derivative Liabilties(c)
Bank of New York	$165,474	$—	$—	$165,474
Goldman Sachs	48,291	—	—	48,291
HSBC Bank USA	11,422	(11,422)	—	—
JPMorgan Chase Bank	91,011	—	—	91,011
UBS AG	29,934	(17,576)	—	12,358

	$346,132	$(28,998)	$—	$317,134

(a)	Absent an event of default or early termination, over the counter derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(b)	Represents the net amount receivable from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.

Securities on Loan are fully collateralized and the collateral exceeded the securities on loan at September 30, 2013. See footnote 2(d) in the Notes to Financial Statements.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivatives and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments with embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

The following is a summary of open centrally cleared credit default swap positions held in Core Fixed at September 30, 2013:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
19,500,000	USD	12/20/2018	Morgan Stanley & Co., Inc.	Sell	$19,500,000	1.00%	CDX.NA.IG.21	$(32,549)	$176,609

					$19,500,000			$(32,549)	$176,609

The following is a summary of open credit default swap positions held in Core Fixed at September 30, 2013:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
1,500,000	USD	09/20/2016	Morgan Stanley Capital Services LLC	Sell	$1,500,000	1.00%	Federative Republic of Brazil, 12.25% 03/06/30	$9,512	$(11,003)
4,400,000	USD	03/20/2021	Goldman Sachs	Sell	4,400,000	1.60%	State of Connecticut (Moody’s Rating: Aa3; S&P Rating: AA)	183,855	183,855
2,800,000	USD	09/20/2016	Bank of America N.A.	Sell	2,800,000	1.00%	Japan Sovereign Bond	(2,035)	53,578
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	N/A	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	(35,872)	(7,068)

					$8,700,000			$155,460	$219,362

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2013 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap Growth	$5,550,833	$5,634,917	$—
Large Cap Value	2,446,908	2,518,052	—
Small/Mid Cap Growth	30,217,951	30,930,277	87,098
Small/Mid Cap Value	14,305,813	14,523,900	263,131
Non-US Core	47,762,182	49,103,414	2,247,334
Core Fixed	3,482,986	3,567,273	—
Opportunistic Fixed	—	—	—
Emerging Markets	10,767,663	10,730,470	547,493
Global Low Volatility	30,473,830	31,839,105	—
Short Maturity	—	—	—

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Fixed Schedule of Investments for open repurchase agreements held as of September 30, 2013. The value of the related collateral exceeded the value of the repurchase agreement at period end.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

(f)  Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds’ ability to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended September 30, 2013, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of September 30, 2013.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, the Emerging Markets Fund will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future uses equity index swaps on equity index futures.

During the period ended September 30, 2013, Core Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Core Fixed and Emerging Markets Schedules of Investments for a listing of open futures contracts as of September 30, 2013.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended September 30, 2013, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Fixed used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and Core Fixed Schedules of Investments for a listing of options contracts as of September 30, 2013.

Transactions in written option contracts for Core Fixed for the period ended September 30, 2013, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2013	35,400,095	$309,231
Options written	151,501,368	1,012,752
Options terminated in closing purchase transactions	(19,900,942)	(311,624)
Option exercised	(25,000,000)	(82,900)
Options expired	(27,600,344)	(223,421)

Options outstanding at September 30, 2013	114,400,177	$704,038

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended September 30, 2013, Large Cap Value used forward foreign currency contracts to partially hedge Japanese Yen exposure on the currency risk embedded in one ADR position. Core Fixed used forward foreign currency contracts to hedge, cross-hedge or to actively manage non-US Dollar exposures in the Fund. Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Large Cap Value, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2013.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed Schedule of Investments for TBA sale commitments held as of September 30, 2013.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2013.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Fixed and Short Maturity as of September 30, 2013.

(n)  Bank loans

Core Fixed invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2013, Core Fixed had the following two unfunded commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Dell, Inc., 1st Lien Bridge Loan	$700,000	$696,500	$698,250	$1,750
Dell, Inc., 2nd Lien Bridge Loan	400,000	398,000	399,000	1,000

Total:	$1,100,000	$1,094,500	$1,097,250	$2,750

(o)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(p)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Code. The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(q)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(r)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a revolving line of credit through June 23, 2014. Borrowings for each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Total Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.15% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to the Overnight Rate plus 1.25%. The Funds did not borrow under the Agreement during the period ended September 30, 2013.

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Assets up to $750 million	Assets in excess of $750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core Equity	0.75%	0.73%
Core Fixed	0.35%	0.33%
Opportunistic Fixed	0.80%	0.80%
Emerging Markets	0.80%	0.80%
Global Low Volatility	0.75%	0.75%
Short Maturity	0.25%	0.23%

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S,

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. For the period ended September 30, 2013, the fees were reimbursed to the extent that each Fund’s class expenses exceeded the net expense rates as set forth below of average daily net assets of the Fund class. These reimbursements are shown in the Reimbursement of expenses line in the Statements of Operations.

Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. For the period ended September 30, 2013, the Advisor received no reimbursements.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.47%	1.42%	1.12%	0.97%
Small/Mid Cap Value	1.47%	1.42%	1.12%	0.97%
Non-US Core Equity	1.37%	1.32%	1.02%	0.87%
Core Fixed	0.87%	0.82%	0.52%	0.37%
Opportunistic Fixed	1.40%	1.35%	1.05%	0.90%
Emerging Markets	1.60%	1.55%	1.25%	0.95%
Global Low Volatility	1.35%	1.30%	1.00%	0.85%
Short Maturity	0.82%	0.77%	0.47%	0.32%

As of September 30, 2013 only Class Y-3 had commenced operations.

Pursuant to the transfer agent agreement (and subsequent amendment) with State Street Bank and Trust Co. (“SSB”), SSB has agreed to waive its fees and out of pocket expenses, during the first twelve (24) months of service, up to $33,000 per month for the Funds in the aggregate. For the six months ended September 30, 2013, the fees waived are shown in the Fee reductions line in the Statement of Operations.

Pursuant to the Funds’ expense reimbursement agreement, the Advisor can recapture certain amounts waived or reimbursed over the past three 12-month periods ended July 31, 2013. The following amounts were available for recapture as of July 31, 2013:

	Expenses Reimbursed in the 12-Months Ended July 31,
	2011	2012	2013
	Subject to Recapture until July 31,
	2014	2015	2016
Large Cap Growth	$268,664	$243,890	$206,394
Large Cap Value	299,759	268,658	198,065
Small/Mid Cap Growth	254,984	240,500	85,083

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

	Expenses Reimbursed in the 12-Months Ended July 31,
	2011	2012	2013
	Subject to Recapture until July 31,
	2014	2015	2016
Small/Mid Cap Value	$259,564	$237,686	$84,500
Non-US Core Equity	1,571,260	1,321,132	—
Core Fixed	761,910	661,339	556,235
Opportunistic Fixed	—	—	—
Emerging Markets	—	83,093	556,088
Global Low Volatility	—	—	131,146
Short Maturity	99,321	107,486	113,370

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2013, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap Growth	$—	$115,273,978
Large Cap Value	—	93,545,405
Small/Mid Cap Growth	—	160,541,864
Small/Mid Cap Value	—	181,707,043
Non-US Core Equity	—	711,468,783
Core Fixed	667,680,215	173,552,739
Opportunistic Fixed	—	83,371,867
Emerging Markets	—	231,124,115
Global Low Volatility	—	424,476,060
Short Maturity	10,930,864	1,731,915
Sales
Large Cap Growth	—	246,342,250
Large Cap Value	—	244,998,309
Small/Mid Cap Growth	—	249,925,747
Small/Mid Cap Value	—	224,232,242
Non-US Core Equity	—	981,713,066
Core Fixed	781,948,889	184,441,918
Opportunistic Fixed	—	5,911,170
Emerging Markets	—	135,515,297
Global Low Volatility	—	114,587,519
Short Maturity	25,285,689	10,789,141

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	—	$—	5,065,500	$64,873,285
Shares issued to shareholders in reinvestment of distributions	—	—	1,221,086	15,422,319
Shares repurchased	(9,603,706)	(137,371,648)	(7,036,336)	(90,890,406)

Net decrease	(9,603,706)	$(137,371,648)	(749,750)	$(10,594,802)

Large Cap Value

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	—	$—	6,358,367	$56,988,771
Shares issued to shareholders in reinvestment of distributions	—	—	1,020,817	9,197,559
Shares repurchased	(14,637,209)	(157,626,911)	(12,333,094)	(111,651,382)

Net decrease	(14,637,209)	$(157,626,911)	(4,953,910)	$(45,465,052)

Small/Mid Cap Growth

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	1,850,418	$22,913,306	11,992,815	$134,366,284
Shares issued to shareholders in reinvestment of distributions	—	—	2,909,912	31,339,754
Shares repurchased	(9,017,641)	(112,172,310)	(3,732,632)	(42,250,216)

Net increase (decrease)	(7,167,223)	$(89,259,004)	11,170,095	$123,455,822

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Small/Mid Cap Value

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,563,324	$62,586,977	12,039,409	$117,965,935
Shares issued to shareholders in reinvestment of distributions	—	—	1,746,020	17,233,214
Shares repurchased through in-kind redemption*	(3,518,476)	(39,406,931)	—	—
Shares repurchased	(9,189,702)	(104,607,104)	(4,357,440)	(43,882,998)

Net increase (decrease)	(7,144,854)	$(81,427,058)	9,427,989	$91,316,151

*	The Fund had a redemption in-kind on May 6, 2013.

Non-US Core Equity

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	26,736,763	$298,505,056	48,377,767	$464,004,703
Shares issued to shareholders in reinvestment of distributions	—	—	4,934,007	49,488,095
Shares repurchased through in-kind redemption*	(16,779,118)	(188,093,909)	—	—
Shares repurchased	(53,828,700)	(601,792,894)	(45,785,469)	(449,847,236)

Net increase (decrease)	(43,871,055)	$(491,381,747)	7,526,305	$63,645,562

*	The Fund had a redemption in-kind on May 3, 2013.

Core Fixed

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	11,342,989	$118,593,094	18,759,679	$205,364,923
Shares issued to shareholders in reinvestment of distributions	—	—	5,093,239	54,090,192
Shares repurchased	(12,490,354)	(129,656,059)	(18,442,944)	(201,159,996)

Net increase (decrease)	(1,147,365)	$(11,062,965)	5,409,974	$58,295,119

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Opportunistic Fixed

	Period from August 21, 2013 (commencement of operations) through September 30, 2013
	Shares	Amount
Class Y-3:
Shares sold	8,328,322	$83,277,155

Net increase	8,328,322	$83,277,155

Emerging Markets

	Six Months Ended September 30, 2013		Period from May 1, 2012 (commencement of operations) through March 31, 2013
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	15,757,622	$157,838,823	50,549,371	$506,456,931
Shares issued to shareholders in reinvestment of distributions	—	—	307,506	3,235,418
Shares repurchased	(4,814,419)	(48,265,156)	(1,556,779)	(16,307,819)

Net increase	10,943,203	$109,573,667	49,300,098	$493,384,530

Global Low Volatility

	Six Months Ended September 30, 2013		Period from November 6, 2012 (commencement of operations) through March 31, 2013
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	35,907,271	$405,987,257	27,449,755	$278,760,703
Shares issued to shareholders in reinvestment of distributions	—	—	46,930	485,259
Shares repurchased	(5,673,306)	(65,925,331)	(566,151)	(6,042,276)

Net increase	30,233,965	$340,061,926	26,930,534	$273,203,686

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Short Maturity

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	—	$—	313,807	$3,000,000
Shares issued to shareholders in reinvestment of distributions	—	—	57,135	545,067
Shares repurchased	(2,465,401)	(23,519,930)	(60,326)	(578,188)

Net increase (decrease)	(2,465,401)	$(23,519,930)	310,616	$2,966,879

On May 6, 2013, Small/Mid Cap Value transferred securities in-kind valued at $38,447,113 and cash of $959,818 for a redemption. This transfer resulted in a realized gain of $7,168,911 which is shown on the Statement of Operations.

On May 3, 2013, Non-US Core Equity transferred securities in-kind valued at $177,821,966 and cash of $10,271,943 for a redemption. This transfer resulted in a realized gain of $35,106,895 which is shown on the Statement of Operations.

8.	Federal income taxes

As of September 30, 2013, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$296,243,810	$87,234,465	$(1,389,042)	$85,845,423
Large Cap Value	302,249,569	76,108,762	(1,571,862)	74,536,900
Small/Mid Cap Growth	361,564,748	75,180,406	(5,739,106)	69,441,300
Small/Mid Cap Value	343,608,999	59,924,365	(6,552,355)	53,372,010
Non-US Core Equity	1,669,953,872	286,548,311	(28,857,109)	257,691,202
Core Fixed	1,244,955,990	26,468,478	(12,204,909)	14,263,569
Opportunistic Fixed	82,200,923	1,942,668	(233,489)	1,709,179
Emerging Markets	599,421,350	28,037,690	(25,526,376)	2,511,314
Global Low Volatility	656,596,909	44,545,038	(9,816,456)	34,728,582
Short Maturity	23,385,921	170,775	(145,390)	25,385

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

9.	Subsequent events

Management has evaluated the impact of subsequent events through November 26, 2013, the date the financial statements were available to be issued. Management has determined that there are no material events that would require adjustment or disclosure in the Funds’ financial statements through this date, except as disclosed below.

On November 4, 2013, the Funds’ Board of Trustees approved a plan of liquidation of the Mercer Short Maturity Fixed Income Fund, effective December 16, 2013 (the “Liquidation Date”). Accordingly, the Fund has commenced an orderly liquidation of its operations. Shareholders remaining invested in the Fund on Liquidation Date will have their shares automatically redeemed and the proceeds will be distributed as directed. As a result, shares of the Fund are no longer offered for sale.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

10.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer.

11.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12.	Board Approval of the Investment Management Agreement for the Funds and the Subadvisory Agreements for the Funds during the period April 1, 2013 through September 30, 2013

June 6-7, 2013 Board Meeting

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Core Fixed Income Fund

Mercer US Short Maturity Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on June 6-7, 2013 (the “June 2013 Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Trust or Mercer Investment Management, Inc., the Trust’s investment advisor (the “Advisor” or “MIM”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the following series of the Trust (each a “Fund,” and together, the “Funds”): (i) Mercer US Large Cap Growth Equity Fund (“Large Cap Growth Fund”), Mercer US Large Cap Value Equity Fund (“Large Cap Value Fund”), Mercer US Small/Mid Cap Growth Equity Fund (“Small Cap Growth Fund”), Mercer US Small/Mid Cap Value Equity Fund (“Small Cap Value Fund”), Mercer Non-US Core Equity Fund (“Non-US Fund”), Mercer Emerging Markets Equity Fund (“Emerging Markets Fund”), Mercer Core Fixed Income Fund (“Core Fixed Income Fund”), and Mercer US Short Maturity Fixed Income Fund (“Short Maturity Fund”).

In considering the renewal of the Investment Management Agreement, the Board reviewed the information and materials from the Advisor and from counsel that were prepared for the June 2013 Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds, the fees that the Advisor charged to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report prepared by Lipper Inc. (the “Lipper Report”), an independent, nationally recognized provider of investment company data, containing, among other things, information on the fees and expenses of the Funds, as compared to a comparable group of funds (a “peer group”); (iii) information regarding the Advisor’s business and operations, financial position, portfolio management

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team, and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified in the Lipper Report; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified by Lipper in the Lipper Report; (vi) information regarding the Advisor’s profitability in managing each Fund and the Fee Waiver/Expense Limitation Agreement, pursuant to which the Advisor has agreed to subsidize the Funds’ expenses at specific levels, through July 31, 2014, and the amount of losses that the Advisor had sustained to date in managing the Funds; and (vii) information regarding the benefits that the Advisor enjoyed (or may enjoy in the future) as a result of its relationship with the Funds. The Board also considered presentations made by, and discussions held with, representatives of the Advisor, both at the June 2013 Meeting and throughout the course of the year at regularly scheduled Board meetings. The Board also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter that was submitted to the Advisor on behalf of the members of the Board for use in connection with the contract renewal process.

In their consideration of the renewal of the Investment Management Agreement, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Board reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Board considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor’s personnel performed their duties.

In this regard, the Board considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple subadvisors (including overseeing the process of transitioning assets among subadvisor(s), and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each subadvisor’s investment performance and processes; the oversight of each subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; and oversight of general portfolio compliance with relevant law.

The Board discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new subadvisor, to replace a current subadvisor, to reallocate Fund assets among current subadvisors, to utilize a new strategy of a current subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Board reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the Mercer Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by the Advisor.

The Board discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. The Board also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Board considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Board evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the CCO to the Trustees at prior Board meetings. The Board also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained, and to enhance the distribution of the Funds.

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Based on their consideration and review of the foregoing information, the Board determined that the Funds benefited from the nature, extent, and high quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Advisor.

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Board compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Lipper in its Report), and noted each Fund’s rankings. The Board observed that the Advisor did not manage other registered investment companies and, therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Board discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds, recalling the costs of organizing and operating the Funds, and the significant economic impact that these activities had on the profitability of the Advisor over the prior years, as well as the potential effect it would have on the Advisor in connection with it continuing to serve as the investment advisor to each Fund. The Board also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the subadvisors (as well as the Advisor’s initiative to negotiate reduced fee schedules with the subadvisors, which may allow the Advisor to reach profitability more quickly). The Board noted the Advisor’s continuing commitment to limit each Fund’s expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. The Board recalled their discussions, both at the June 2013 Meeting and at prior Board meetings, regarding the Advisor subsidizing the Funds in their initial stages, and the significant losses that the Advisor had sustained, as well as the Advisor reiterating both its and Mercer’s resolution to continue to waive the Advisor’s fees and to reimburse Fund expenses until such time as the Funds reach profitable asset levels. After comparing each Fund’s fees with the fees of other funds in the Fund’s respective peer group, and in light of the nature, extent, and quality of services that were provided by the Advisor and the costs that were incurred by the Advisor in rendering those services, the Board concluded that the level of fees that were paid to the Advisor with respect to each Fund was fair and reasonable.

The Board also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund, as discussed in the materials on this subject that were provided to the Board, as well as in the comments of the Advisor’s personnel at the June 2013 Meeting. The Board recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Board noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Board took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain subadvisors, and in the case of other registered investment companies, by their investment managers.

The Board noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Board also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-1, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Board also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Board concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Board next discussed potential economies of scale. Given that the Funds had been in existence and operating for approximately eight years, and in light of the challenging market conditions experienced over much of that time period, the Board noted that the Funds could be considered to still be in a growth phase, and the Board recognized the uncertainty in launching a new investment

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Notes to the Financial Statements (Continued)

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product and estimating future asset levels. The Board discussed that the advisory fee schedule for each Fund, other than for the Small Cap Funds and the Emerging Markets Fund, included a breakpoint at $750 million, which would reduce the investment advisory fee for a Fund and allow the shareholders of the Fund to participate in economies of scale available when the Fund surpassed the threshold level without compromising the quality of services.

(d)  The investment performance of the Funds and the Advisor.  The Board considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure required. The Board considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Board also considered that the Advisor continued to be proactive in seeking to replace and/or add subadvisors, to reallocate assets among subadvisors, and to implement new investment subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Lipper Report prepared specifically for the June 2013 Meeting. In reviewing the performance of the Funds, the Board considered the performance of each Fund, noting that the performance of Large Cap Growth Fund fell within the third quintile, Large Cap Value Fund performance fell within the fifth quintile, the performance of the Small Cap Growth Fund fell within the third quintile, the performance of Small Cap Value Fund fell within the fifth quintile, the performance of Non-US Fund fell within the fourth quintile, the performance of Core Fixed Income Fund fell within the third quintile, the Short Maturity Fund’s performance fell within the fourth quintile, and the Emerging Markets Fund’s performance fell within the third quintile of their respective performance universes for performance since inception. The Board also recalled the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

In the case of the Large Cap Growth Fund, the Board noted that the Fund’s performance fell within a wide range, from first to fourth quintile across the five annual and since inception measurement periods. The Board specifically considered performance for three- to five-year periods, which fell within the second or first performance quintiles, which aligned with the Fund’s conservative approach, and the Advisor’s recommended measurement periods. The Board also took note of the Advisor’s detailed monitoring and reporting of subadvisor performance on qualitative and quantitative factors.

In the case of the Large Cap Value Fund, the Board noted that the Fund’s performance for the one-, two-, three- and four-year periods placed it in the first and second quintiles of its peer universe, which was a significant improvement from its since inception fifth quintile performance, with the one- year period falling within the second quintile. The Board considered that much of the Fund’s underperformance resulted from one former subadvisor that was terminated by the Advisor in December 2008, and that the Fund’s performance began to improve in 2009. The Board also took note of the Advisor’s detailed monitoring and reporting of subadvisor performance on qualitative and quantitative factors.

In the case of the Small Cap Growth Fund, the Board noted that the Fund ranked in the second or third quintiles of the performance universe for the six measurement periods. The Board also took note of the Advisor’s termination of Goldman Sachs Asset Management, L.P. during 2013, and its replacement with Palisade Capital Management L.L.C. and subsequent reallocation of the Fund’s assets to its remaining subadvisors. The Board also considered the Advisor’s previous termination of Tygh Capital Management in 2012. It was also noted that performance during the most recent two years was in the second quintile, and that the Fund was performing as anticipated. The Board also took note of the Advisor’s detailed monitoring and reporting of subadvisor performance on qualitative and quantitative factors.

In the case of the Small Cap Value Fund, it was noted that performance for the two-, three- and four-year periods was in the second or third quintile, and that performance had been improving during the most recent one-year period. The Board also took note of the Advisor’s detailed monitoring and reporting of subadvisor performance on qualitative and quantitative factors.

In the case of the Non-US Fund, the Board noted that the Fund’s performance was in the first quartile for the one-year period and the second quartile for the two-, three- and four-year periods. It was noted that performance had

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Notes to the Financial Statements (Continued)

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improved significantly from fourth to first quartile over the six measurement periods, including since inception. The Board took note of the Advisor’s multiple subadvisor changes, and subsequent improvement in performance. The Board recalled that the Advisor had replaced Grantham, Mayo, Van Otterloo & Co. LLC with Arrowstreet Capital, Limited Partnership, and had hired Lingohr & Partner North America, Inc. as a replacement for AllianceBernstein L.P. The Board also took note of the Advisor’s detailed monitoring and reporting of subadvisor performance on qualitative and quantitative factors.

In the case of the Core Fixed Income Fund, the Board noted that the Fund’s performance was in the first three quartiles from inception, was in the second quartile for the one- and three-year periods, and was generally improving over time. The Board also took note of the Advisor’s detailed monitoring and reporting of subadvisor performance on qualitative and quantitative factors.

In the case of the Short Maturity Fund, the Board noted that the Advisor believed that the Fund was serving its purpose, notwithstanding being ranked in the fifth quintile for the one-year and predominantly in the fourth quintile. The Board noted that the Advisor believed that the Fund’s objective was preservation of capital, primarily. The Board also took note of the Advisor’s detailed monitoring and reporting of subadvisor performance on qualitative and quantitative factors.

In case of the Emerging Markets Fund, the Board took note of the fact that the Fund commenced operations in May 2012. It was noted that Fund performance since inception was in the third quartile, while outperforming its benchmark index over the same period. The Board also took note of the Advisor’s detailed monitoring and reporting of subadvisor performance on qualitative and quantitative factors.

On this basis, the Board concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Fund and its shareholders.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, and such other matters as were deemed relevant, the Trustees concluded that the management fee rates of the Funds continued to be reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. The Trustees also found the Advisor’s investment management fees to be reasonable in comparison to the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups in the Lipper Report. As a result, the Board, including all of Independent Trustees, concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders and approved the Investment Management Agreement.

Mercer US Large Cap Growth Equity Fund

Mercer US Large Cap Value Equity Fund

Mercer US Small/Mid Cap Growth Equity Fund

Mercer US Small/Mid Cap Value Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Core Fixed Income Fund

Mercer US Short Maturity Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the June 2013 Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Advisor and the following subadvisors for the Funds: Sands Capital Management, LLC, Winslow Capital Management, Inc., Atlanta Capital Management Company, LLC, and Neuberger Berman Management LLC (in the case of the Large Cap Growth Fund); Brandywine Global Investment Management, LLC, Robeco Investment Management, Inc., O’Shaughnessy Asset Management, LLC, and The Boston Company Asset Management, LLC (in the case of the Large Cap Value Fund); Westfield Capital Management Company, L.P., Delaware Management

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Company, and Palisade Capital Management, L.L.C. (in the case of the Small Cap Growth Fund); AQR Capital Management, LLC, NWQ Investment Management Company, LLC, River Road Asset Management, LLC, and Systematic Financial Management, L.P. (in the case of the Small Cap Value Fund); Arrowstreet Capital, Limited Partnership, Massachusetts Financial Services Company, Echo Point Investment Management, LLC, and Lingohr & Partner North America, Inc. (in the case of the Non-US Fund); AQR Capital Management, LLC, Kleinwort Benson Investors International Ltd., and Vontobel Asset Management, Inc. (in the case of the Emerging Markets Fund); Western Asset Management Company, MacKay Shields LLC, Pacific Investment Management Company LLC, and Dodge & Cox (in the case of the Core Fixed Income Fund); and J.P. Morgan Investment Management Inc. (in the case of the Short Maturity Fund) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Board considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; (vii) the Subadvisor’s historical performance returns managing a similar investment mandate, and a comparison of the performance returns to a relevant index; and (viii) the Advisor’s detailed monitoring and reporting of subadvisor performance on qualitative and quantitative factors. In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at the June 2013 Meeting and throughout the course of the year at regularly scheduled Board meetings. During their review of this information, the Board also considered the Subadvisors’ answers and responses to applicable information requests contained in their 15(c) Information Request Letters. The Board considered and analyzed the factors that the Board deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as pooled investment products similar to the applicable Fund; the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In particular, and as to each Fund and to each Subadvisor, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Board reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Board considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced, and negotiating fee arrangements that may permit the Funds to realize economies of scale without compromising the quality of services. The Board discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously); the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Board considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Board also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Board determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of the Fund’s Subadvisors.

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Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its experience, operations, and resources, were appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Board concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisors.

(b)  The costs of the services provided and the profits realized by each Subadvisor and its affiliates from the Subadvisor’s relationship with the Fund.  The Board considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a subadvisor to the respective Fund. The Board took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation at the June 2013 Meeting that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability. The Board reviewed Subadvisor profitability information, to the extent it was provided by the Subadvisors in their responses contained in the 15(c) Questionnaires, but since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was not considered necessary. The Board took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to implement reduced subadvisory fee schedules with the Subadvisors. The Board noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Funds or their shareholders. The Board also considered the information supplied by each Subadvisor, in its 15(c) Questionnaire, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Board concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the Fund assets that were allocated to the Subadvisor appeared to be within a reasonable range.

(c)  Ancillary Benefits.  The Board considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Board concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Board concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable.

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Board next discussed economies of scale. The Board considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that each Subadvisory Agreement, with the exception of the NWQ Subadvisory Agreement, included breakpoints that would reduce the Subadvisor’s fees as assets in the applicable Fund increased. It was noted that the benefit of breakpoints would go to the Advisor, and not to the Funds, and would be reflected in the Advisor’s profitability, which had been reviewed by the Board.

(e)  The investment performance of the Funds and the Subadvisors.  The Board considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Board also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Finally, the Trustees considered the terms of the Subadvisory Agreements.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, along with the determination of the Advisor at

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the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Trustees concluded that the fee rate for each Subadvisor continued to be reasonable in relation to the services that were provided by such Subadvisor to the respective Funds. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders and approved the Subadvisory Agreements.

Mercer US Large Cap Value Equity Fund

Approval of a New Subadvisory Agreement for the Fund

At the June 2013 Meeting, the Trustees, including the Independent Trustees, considered and approved a new subadvisory agreement (the “Current Subadvisory Agreement”) between the Advisor and Robeco Investment Management, Inc. (“Robeco” or the “Subadvisor”) on behalf of the Large Cap Value Fund. Due to a change in the ownership structure of Robeco and its corporate parent, Robeco Groep N.V., that occurred on July 1, 2013 (the “Transaction”), the prior subadvisory agreement between Robeco and the Advisor, on behalf of the Large Cap Value Fund (the “Prior Subadvisory Agreement”), was terminated, and the Board approved the Current Subadvisory Agreement to replace the Prior Subadvisory Agreement.

In considering the approval of the Current Subadvisory Agreement, the Board considered the information and materials from the Advisor and counsel provided in connection with the Board’s consideration of the renewal of the Prior Subadvisory Agreement. The Trustees also considered (i) a copy of a form of the Current Subadvisory Agreement; (ii) information regarding the process by which the Advisor initially selected and recommended Robeco for Board approval, and at the June 2013 Meeting recommended that the Board approve the Prior Subadvisory Agreement and continuation of Robeco, and the Advisor’s rationale for retaining Robeco following the closing of the Transaction; (iii) information regarding the nature, extent and quality of the services that Robeco provided to the Fund; (iv) information regarding Robeco’s reputation, investment management business, personnel, and operations, and the effect that the Transaction may have on Robeco’s business and operations; (v) information regarding Robeco’s brokerage and trading policies and practices; (vi) information regarding the level of subadvisory fees charged by Robeco; (vii) information regarding Robeco’s compliance program; (viii) information regarding Robeco’s historical performance returns managing its allocated portion of the Fund’s portfolio and investment mandates similar to the Fund’s investment mandate, including information comparing that performance to a relevant index; and (ix) information regarding Robeco’s financial condition before and after the Transaction.

In particular, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the advisory services to be provided by Robeco.  In examining the nature, extent and quality of the services that had been furnished by Robeco to the Fund under the Prior Subadvisory Agreement, and were to be provided by Robeco to the Fund under the Current Subadvisory Agreement, the Board considered: (i) Robeco’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to the Fund and other similar investment portfolios and the performance history of the Fund and those other portfolios; (iii) its investment strategy for the Fund; (iv) its performance relative to comparable mutual funds and unmanaged indices; and (v) its compliance program. The Board also considered the review process undertaken by the Advisor and the Advisor’s favorable assessment of the nature and quality of the subadvisory services provided and expected to be provided to the Fund by Robeco after consummation of the Transaction. The Board also noted that the executive and portfolio management teams of Robeco were expected to stay in place after consummation of the Transaction. The Board concluded that the Fund and its shareholders would continue to benefit from the quality and experience of Robeco’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the subadvisory services provided by Robeco under the Prior Subadvisory Agreement, as well as Robeco’s ability to render such services based on its experience, operations and resources, were adequate and appropriate for the Fund in light of the Fund’s investment objective, and supported a decision to approve the Current Subadvisory Agreement.

(b)  The costs of the services to be provided and the profits to be realized by Robeco and its affiliates from its relationship with the Fund.  The Trustees considered the proposed fee payable under the Current Subadvisory

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Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Agreement, noting that the proposed fee would be paid by the Advisor, and not the Fund, and, thus, would not impact the fees paid by the Fund. The Board noted that the fee payable to Robeco by the Advisor under the Current Subadvisory Agreement was the same as that payable under the Prior Subadvisory Agreement, and, thus, the Transaction would have no impact on profitability. The Board concluded that the proposed fee payable to Robeco by the Advisor with respect to the assets to be allocated to Robeco in its capacity as subadvisor was reasonable and appropriate.

(c)  Ancillary Benefits.  The Trustees considered whether there were any ancillary benefits that accrued to Robeco as a result of Robeco’s relationship with the Fund. The Board concluded that Robeco may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that Robeco was required to select brokers who met the Fund’s requirements for seeking best execution, and that the Advisor monitored and evaluated Robeco’s trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Board concluded that the benefits that had accrued and were expected to continue to accrue to Robeco after the Transaction by virtue of its relationship with the Fund were reasonable.

(d)  The extent to which economies of scale were realized as the Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Trustees recognized that, because Robeco’s fee would continue to be paid by the Advisor, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Investment Management Agreement. It was noted that the benefit of breakpoints would go to the Advisor, and not to the Fund, and would be reflected in the Advisor’s profitability, which had been reviewed by the Trustees.

(e)  The investment performance of the Fund and Robeco.  The Trustees considered Robeco’s investment performance in managing its allocated portion of the Fund’s portfolio as a factor in evaluating the Current Subadvisory Agreement. The Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of Robeco supported the approval of the Current Subadvisory Agreement.

Finally, the Trustees considered the terms of the Current Subadvisory Agreement.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, along with the determination of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Trustees concluded that the fee rate for Robeco pursuant to the Current Subadvisory Agreement was reasonable in relation to the services to be provided to the Fund. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Current Subadvisory Agreement was in the best interests of the Fund and its shareholders and approved the Current Subadvisory Agreement.

Mercer Opportunistic Fixed Income Fund

April 25, 2013 Board Meeting

Approval of the Investment Management Agreement for the Fund

At a meeting of the Board held on April 25, 2013 (the “April 2013 Meeting”), the Trustees, including the Independent, considered and approved the Investment Management Agreement between the Trust, on behalf of Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”), and MIM (the “Investment Management Agreement”). In considering the approval of the Investment Management Agreement with MIM for the Opportunistic Fixed Income Fund, the Board considered the information and materials from the Advisor and from counsel that were prepared for the May31-June, 1 2012 meeting of the Board (the “June 2012 Meeting”) and the materials discussed at the April 2013 Meeting, including: (i) the Investment Management Agreement with respect to the Advisor’s management of the assets of each of the other Funds in the Trust; (ii) information describing the nature, extent, and quality of the services that the Advisor provides to the other Funds in the Trust and is expected to provide to the Opportunistic Fixed Income Fund; the fees that the Advisor proposed to charge to

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

the Opportunistic Fixed Income Fund for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Opportunistic Fixed Income Fund, and that were identified as competitors, as contained in the Lipper Report; (iii) information regarding the Advisor’s business and operations; financial position; portfolio management team; and compliance program; (iv) information describing the Opportunistic Fixed Income Fund’s expected operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Fund, and that were identified by Lipper in the Lipper Report; (v) information regarding the Advisor’s expected profitability in managing the Opportunistic Fixed Income Fund and the Fee Waiver/Expense Limitation Agreement, pursuant to which MIM has agreed to subsidize the Fund’s expenses at specific levels through July 29, 2015; and (vi) information regarding the benefits that MIM may enjoy in the future as a result of its relationship with the Opportunistic Fixed Income Fund.

The Board also considered presentations made by, and discussions held with, representatives of the Advisor at the April 2013 Meeting, at the June 2012 Meeting, and throughout the course of the year at regularly scheduled Board meetings. The Board also evaluated MIM’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter provided at the June 2012 Meeting.

In their consideration of the approval of the Investment Management Agreement for the Opportunistic Fixed Income Fund, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by the Advisor.  The Board reviewed the services expected to be provided by the Advisor to the Opportunistic Fixed Income Fund and has previously provided to the other Funds in the Trust. In connection with the investment advisory services expected to be provided to the Opportunistic Fixed Income Fund, the Board considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which MIM personnel have performed their duties.

In this regard, the Board considered that while MIM would focus primarily on the selection, evaluation, and oversight of the Opportunistic Fixed Income Fund’s subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Opportunistic Fixed Income Fund’s investment advisor, including: the provision of investment advice; the allocation of the Opportunistic Fixed Income Fund’s assets among multiple subadvisors (including overseeing the process of transitioning assets among subadvisor(s) as necessary, and the fee negotiation process whereby the Advisor seeks to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure (including the Advisor’s initiative to renegotiate and implement reduced subadvisor fee schedules); the monitoring of each subadvisor’s investment performance and processes; the oversight of each subadvisor’s compliance with the Opportunistic Fixed Income Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; oversight of general portfolio compliance with relevant law; and the implementation of Board directives as those directives may relate to the Opportunistic Fixed Income Fund.

The Board discussed the Advisor’s ability and willingness to identify instances where there might be a need to add a new subadvisor, to replace a current subadvisor, to reallocate Fund assets among current subadvisors, to utilize a new strategy of a current subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Board reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in advising the Mercer Collective Trust and the Mercer Group Trust, two other pooled investment vehicles overseen by MIM.

The Board discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. The Board also evaluated the nature, extent, and quality of the non-investment advisory and administrative services to be provided to the Opportunistic Fixed Income Fund by MIM, such as the supervision of the Fund’s third-party service providers. The Board considered the scope and substance of MIM’s regulatory and compliance policies, procedures, and systems.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

The Board evaluated MIM’s capabilities in providing the administrative and compliance services needed to support management of the Opportunistic Fixed Income Fund, and the information that regularly had been provided by the Chief Compliance Officer (“CCO”) to the Trustees at prior Board meetings. The Board also considered MIM’s prior willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained, and to enhance the distribution of the Funds. The Board also recalled the Advisor’s identification of the large number of new employees that had been hired over the prior year as MIM grew.

Based on their consideration and review of the foregoing information, the Board determined that the Funds have benefited, and that the Opportunistic Fixed Income Fund could be expected to benefit, from the nature, extent, and quality of these services, as well as the Advisor’s ability to continue to provide these services based on MIM’s experience, operations, and resources.

(b)  The costs of the services to be provided and the profits expected to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Opportunistic Fixed Income Fund.  The Board compared the Opportunistic Fixed Income Fund’s contractual management fee and expected expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Lipper in its Report), and noted the Funds’ favorable rankings.

The Board considered the costs of organizing and operating the Opportunistic Fixed Income Fund, and the significant economic impact that these activities could have on the profitability of the Advisor. The Board also discussed the costs of compensating the proposed Opportunistic Fixed Income Fund subadvisors (as well as MIM’s initiative to negotiate reduced fee schedules for the proposed Opportunistic Fixed Income Fund subadvisors, which may allow the Advisor to reach profitability more quickly). The Board noted the Advisor’s commitment to limit the Opportunistic Fixed Income Fund’s expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. In addition, the Board discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Opportunistic Fixed Income Fund. The Board recalled their discussions, both at the April 2013 Meeting and at prior meetings, regarding MIM subsidizing the Funds in their initial stages, and the significant losses that MIM had sustained, as well as MIM reiterating both its and its parent companies resolution to continue to waive MIM’s fees and to reimburse Fund expenses until such time as the Funds reach profitable asset levels. After comparing the Opportunistic Fixed Income Fund’s fees with the fees of other funds in the Fund’s respective peer group, and in light of the nature, extent, and quality of services expected to be provided by the Advisor and the costs that were expected to be incurred by the Advisor in rendering those services, the Board concluded that the level of fees proposed to be paid to the Advisor with respect to the Opportunistic Fixed Income Fund was fair and reasonable.

The Board also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits that could be realized by the Advisor and its affiliates from the Advisor’s relationship with the Opportunistic Fixed Income Fund, as well as the comments of MIM personnel at the June 2012 Meeting and at the April 2013 Meeting. The Board recognized that because of the Trust’s multi-manager structure, the Advisor would not be placing portfolio transactions on behalf of the Opportunistic Fixed Income Fund, and, thus, the Advisor would not receive proprietary research from broker dealers that executed the Fund’s portfolio transactions. In addition, the Board noted that MIM, as a policy, would not receive any services paid for by Opportunistic Fixed Income Fund soft dollar commissions. As such, the Board took note of the fact that the Advisor would not derive any benefits from any Opportunistic Fixed Income Fund portfolio transactions, which benefits would instead be realized by the proposed Opportunistic Fixed Income Fund subadvisors, and in the case of other registered investment companies, by their investment managers.

The Board noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view MIM and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Board also noted that the Advisor serves as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-1, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Board also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares,

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

and preparing and distributing documents for shareholder use. As such, the Board concluded that the benefits that may accrue to the Advisor and its affiliates by virtue of their relationships to the Opportunistic Fixed Income Fund were reasonable and fair in comparison with the costs of providing the relevant services.

(c)  The investment performance of the Funds and the Advisor.  The Board recognized that the Opportunistic Fixed Income Fund was a new fund and, therefore, had no performance history to review. Accordingly, the Board considered the overall investment performance of the other Funds in the Trust generally, and their evaluation of Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure required, as considered at the June 2012 Meeting. The Board also considered that MIM continued to be proactive in seeking to replace and/or add subadvisors, to reallocate assets among subadvisors, and to implement new investment subadvisor strategies, with a view to improving Fund performance over the long term. On this basis, the Board concluded that MIM’s performance in managing the other Funds in the Trust generally suggested that the Advisor’s management of the Opportunistic Fixed Income Fund would benefit the Fund and its shareholders.

The Board also considered the Advisor’s projected profitability and the Advisor’s agreement to limit certain Fund expenses through July 29, 2015.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, and such other matters as were deemed relevant, the Trustees concluded that the management fee rate of the Opportunistic Fixed Income Fund was reasonable in relation to the services to be provided by the Advisor to the Fund, as well as the costs that were expected to be incurred and benefits that were expected to be gained by the Advisor in providing such services. The Trustees also found MIM’s investment management fee to be reasonable in comparison to the fees charged by the investment advisors to the investment companies included in the Fund’s peer group as presented in the Lipper Report. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Investment Management Agreement was in the best interests of the Opportunistic Fixed Income Fund and its shareholders and approved the Investment Management Agreement.

Mercer Opportunistic Fixed Income Fund

Approval of the Subadvisory Agreements for the Fund

At the April 2013 Meeting, the Board, including the Independent Trustees, also considered and approved the two separate subadvisory agreements (together, the “Subadvisory Agreements”) entered into by the Advisor and the two following initial subadvisors for the Opportunistic Fixed Income Fund: Franklin Advisers, Inc. (“Franklin”) and Investec Management US Limited (“Investec”) (Franklin and Investec are each referred to herein as a “Subadvisor,” and together, the “Subadvisors”).

In considering the approval of the Subadvisory Agreements, the Board considered the information and materials from the Advisor, Subadvisors, and counsel that included, as to each Subadvisor and the Opportunistic Fixed Income Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended the Subadvisor for the Board’s approval, and MIM’s rationale for recommending that each Subadvisor be appointed as a subadvisor to the Opportunistic Fixed Income Fund, and how that Subadvisor would supplement the Opportunistic Fixed Income Fund’s other proposed subadvisor; (iii) the nature, extent, and quality of the services that the Subadvisor proposed to provide to the Opportunistic Fixed Income Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of the Subadvisor; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by the Subadvisor for its services to the Opportunistic Fixed Income Fund, and a comparison of those fees to the fees charged by the Subadvisor to other accounts that the Subadvisor managed; (vii) the compliance program of the Subadvisor; and (viii) the financial condition of the Subadvisor.

In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisor at the April 2013 Meeting. The Board considered and analyzed factors that the Board deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services to be provided to the Opportunistic

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

Fixed Income Fund by the Subadvisor; the Subadvisor’s management style and investment decision-making process; the Subadvisor’s historical performance record; the qualifications and experience of the members of the Subadvisor’s portfolio management team; and the Subadvisor’s staffing levels and overall resources. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In particular, and as to each Subadvisor, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by the Subadvisors.  The Board reviewed the nature, extent, and quality of the services to be provided by each Subadvisor to the Opportunistic Fixed Income Fund. The Board discussed the specific investment management process that each Subadvisor indicated that it will employ to manage its allocated portion of the Opportunistic Fixed Income Fund’s investment portfolio (which was described in detail in the materials provided by each Subadvisor as part of the April 2013 Meeting), the qualifications of each Subadvisor’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Opportunistic Fixed Income Fund’s investment portfolio that each Subadvisor would be managing, and the performance record of Franklin’s global high yield strategies and Investec’s global value strategy as compared to the relevant benchmark(s). The Board considered each Subadvisor’s infrastructure and resources, and whether each Subadvisor’s organization appeared to support each Subadvisor’s strategy adequately. The Board also discussed the Advisor’s review, selection, and due diligence process with respect to the Subadvisors, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Opportunistic Fixed Income Fund by each Subadvisor. The Board determined that the Opportunistic Fixed Income Fund and its shareholders would benefit from the quality and experience of each Subadvisor’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by each Subadvisor, as well as each Subadvisor’s ability to render such services based on each Subadvisor’s experience, operations, and resources, were appropriate for the Opportunistic Fixed Income Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Opportunistic Fixed Income Fund’s investment portfolio that each respective Subadvisor would manage.

(b)  Comparison of the services to be rendered and fees to be paid to the Subadvisors under other advisory and subadvisory contracts, such as those with other clients; economies of scale.  The Board discussed the services that would be rendered by each Subadvisor and evaluated the compensation to be paid to each Subadvisor by the Advisor for those services. The Board noted that the services that each Subadvisor would furnish to the Opportunistic Fixed Income Fund appeared to be comparable to the services that such Subadvisor currently provides to its other advisory and subadvisory clients having similar investment strategies. The Board also considered comparisons of the fees that will be paid to each Subadvisor by the Advisor in light of the fees that were charged by each Subadvisor to its other advisory clients, as disclosed in each Subadvisor’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Board also considered that the fees agreed to by each Subadvisor were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Board also noted that, while each Subadvisor’s fee schedule did include breakpoints, this would not be relevant to the shareholders of the Opportunistic Fixed Income Fund, as the Advisor would pay each Subadvisor’s fees. In addition, the Board considered the review, selection, and due diligence process employed by the Advisor, as discussed at the April 2013 Meeting, in determining to recommend each Subadvisor to serve as a subadvisor to the Opportunistic Fixed Income Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by MIM to each Subadvisor for its services to the Opportunistic Fixed Income Fund were reasonable. The Board emphasized in their discussions that the subadvisory fees of each Subadvisor would be paid by the Advisor, and were not additional fees to be borne by the Opportunistic Fixed Income Fund or its shareholders. Based on their discussion, the Board concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed fees to be paid to each Subadvisor with respect to the assets of the Opportunistic Fixed Income Fund to be

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

allocated to each Subadvisor appeared to be within a reasonable range. The Board also considered the potential “fallout” or ancillary benefits that may accrue to each Subadvisor from its relationship with the Opportunistic Fixed Income Fund and concluded that they were reasonable.

Since the fees to be paid to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of each Subadvisor was not considered relevant to the Board’s deliberations. The Board took note of the Advisor’s explanation, at the April 2013 Meeting, that the recommended appointment of each Subadvisor was not affected by the impact that the appointment would have on MIM’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of each Subadvisor may allow the Advisor to reach profitability when managing the Opportunistic Fixed Income Fund slightly more quickly. On the basis of these considerations, the Board concluded that, in light of the nature, extent, and quality of the services expected to be provided by each Subadvisor and the proposed fees to be paid to each Subadvisor by the Advisor for managing its allocated portion of the Opportunistic Fixed Income Fund, the potential benefits accruing to each Subadvisor as a result of serving as a subadvisor to the Opportunistic Fixed Income Fund were reasonable.

(c)  Investment performance of the Opportunistic Fixed Income Fund and the Subadvisors.  Because the Opportunistic Fixed Income Fund is a new investment portfolio, the Board could not consider each Subadvisor’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreements. However, the Board reviewed each Subadvisor’s historical investment performance record, utilizing Franklin’s global high yield strategies and Investec’s global value strategy in managing commingled and separate accounts. The Board also compared the historical investment performance of Franklin’s global high yield strategies and Investec’s global value strategy to relevant benchmarks and concluded that each Subadvisor’s historical performance record, viewed together with the other factors considered by the Board, supported a decision to approve the Subadvisory Agreements. Finally, the Trustees considered the fairness and reasonableness of the terms of the Subadvisory Agreements.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend each Subadvisor to serve as a subadvisor to the Opportunistic Fixed Income Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for each Subadvisor was reasonable in relation to the services that would be provided to the Opportunistic Fixed Income Fund. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreements was in the best interests of the Opportunistic Fixed Income Fund and its shareholders and approved the Subadvisory Agreements.

Mercer Emerging Markets Equity Fund

September 17, 2013 Board Meeting

Approval of a New Subadvisory Agreement for the Fund

At a meeting of the Board held on September 17, 2013 (the “September 2013 Meeting”), the Board, including the Independent Trustees, considered and approved a new subadvisory agreement (the “Subadvisory Agreement”) entered into by the Advisor and Investec Management US Limited (“Investec”) (the “Subadvisor”), with respect to the Emerging Markets Fund.

In considering the approval of the Subadvisory Agreement, the Board considered the information and materials from the Advisor, the Subadvisor, and counsel that included, as to the Subadvisor and the Emerging Markets Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor (which was amended to add the Emerging Markets Fund); (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended the Subadvisor for the Board’s approval, and MIM’s rationale for recommending that the Subadvisor be appointed as a subadvisor to the Emerging Markets Fund, and how that Subadvisor would supplement the Emerging Markets Fund’s other current subadvisors; (iii) the nature, extent, and quality of the services that the Subadvisor proposed to provide to the Emerging Markets Fund; (iv) the investment management business, portfolio

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

management personnel, operations, prior investment experience, and reputation of the Subadvisor; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by the Subadvisor for its services to the Emerging Markets Fund, and a comparison of those fees to the fees charged by the Subadvisor to other accounts that the Subadvisor managed; (vii) the compliance program of the Subadvisor; and (viii) the financial condition of the Subadvisor.

In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisor at the June 2013 Meeting. The Board considered and analyzed factors that the Board deemed relevant with respect to the Subadvisor, including: the nature, extent, and quality of the services to be provided to the Emerging Markets Fund by the Subadvisor; the Subadvisor’s management style and investment decision-making process; the Subadvisor’s historical performance record; the qualifications and experience of the members of the Subadvisor’s portfolio management team; and the Subadvisor’s staffing levels and overall resources. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by their independent legal counsel.

In particular, and as to the Subadvisor, the Board, including the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by the Subadvisor.  The Board reviewed the nature, extent, and quality of the services to be provided by the Subadvisor to the Emerging Markets Fund. The Board discussed the specific investment management process that the Subadvisor indicated that it will employ to manage its allocated portion of the Merging Markets Fund’s investment portfolio (which was described in detail in the materials provided by the Subadvisor), the qualifications of the Subadvisor’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Emerging Markets Fund’s investment portfolio that the Subadvisor would be managing, and the performance record of the Subadvisor as compared to the relevant benchmark. The Board considered the Subadvisor’s infrastructure and resources, and whether the Subadvisor’s organization appeared to support the Subadvisor’s strategy adequately. The Board also discussed the Advisor’s review, selection, and due diligence process with respect to the Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Emerging Markets Fund by the Subadvisor. The Board determined that the Emerging Markets Fund and its shareholders would benefit from the quality and experience of the Subadvisor’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by the Subadvisor, as well as the Subadvisor’s ability to render such services based on the Subadvisor’s experience, operations, and resources, were appropriate for the Emerging Markets Fund, in light of the Fund’s investment objective, and the mandate relating to the allocated portion of the Emerging Markets Fund’s investment portfolio that the Subadvisor would manage.

(b)  Comparison of the services to be rendered and fees to be paid to the Subadvisor under other advisory and subadvisory contracts, such as those with other clients; economies of scale.  The Board discussed the services that would be rendered by the Subadvisor and evaluated the compensation to be paid to the Subadvisor by the Advisor for those services. The Board noted that the services that the Subadvisor would furnish to the Emerging Markets Fund appeared to be comparable to the services that the Subadvisor currently provides to its other advisory and subadvisory clients having similar investment strategies. The Board also considered comparisons of the fees that will be paid to the Subadvisor by the Advisor in light of the fees that were charged by the Subadvisor to its other advisory clients, as disclosed in the Subadvisor’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Board also considered that the fees agreed to by the Subadvisor were the result of an arm’s length bargain negotiated by unaffiliated parties.

The Board also noted that, while the Subadvisor’s fee schedule did include breakpoints, this would not be relevant to the shareholders of the Emerging Markets Fund, as the Advisor would pay the Subadvisor’s fees. In addition, the Board considered the review, selection, and due diligence process employed by the Advisor, as discussed at the June 2013 Meeting, in determining to recommend the Subadvisor to serve as a subadvisor to the Emerging Markets Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by MIM to the Subadvisor for

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2013 (Unaudited)

its services to the Emerging Markets Fund were reasonable. The Board emphasized in their discussions that the subadvisory fees of the Subadvisor would be paid by the Advisor, and were not additional fees to be borne by the Emerging Markets Fund or its shareholders. Based on their discussion, the Board concluded that, in light of the nature, quality, and extent of the services to be provided, the proposed fees to be paid to the Subadvisor with respect to the assets of the Emerging Markets Fund to be allocated to the Subadvisor appeared to be within a reasonable range. The Board also considered the potential “fallout” or ancillary benefits that may accrue to the Subadvisor from its relationship with the Emerging Markets Fund and concluded that they were reasonable.

Since the fees to be paid to the Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of the Subadvisor was not considered relevant to the Board’s deliberations. The Board took note of the Advisor’s explanation that the recommended appointment of the Subadvisor was not affected by the impact that the appointment would have on MIM’s revenues and profitability, and recalled that the Advisor had demonstrated that the appointment of the Subadvisor may allow the Advisor to reach profitability when managing the Emerging Markets Fund slightly more quickly. On the basis of these considerations, the Board concluded that, in light of the nature, extent, and quality of the services expected to be provided by the Subadvisor and the proposed fees to be paid to the Subadvisor by the Advisor for managing its allocated portion of the Emerging Markets Fund, the potential benefits accruing to the Subadvisor as a result of serving as a subadvisor to the Emerging Markets Fund were reasonable.

(c)  Investment performance of the Emerging Markets Fund and the Subadvisor.  Because the Subadvisor was a newly proposed subadvisor to the Emerging Markets Fund, the Board could not consider the Subadvisor’s investment performance in managing the Fund as a factor in evaluating the Subadvisory Agreement. However, the Board reviewed the Subadvisor’s historical investment performance record in managing commingled and separate accounts. The Board also compared the historical investment performance of the Subadvisor to relevant benchmarks and concluded that the Subadvisor’s historical performance record, viewed together with the other factors considered by the Board, supported a decision to approve the Subadvisory Agreement. Finally, the Trustees considered the fairness and reasonableness of the terms of the Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Trustees. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend the Subadvisor to serve as a subadvisor to the Emerging Markets Fund, and such other matters as were deemed relevant, the Trustees concluded that the proposed fee rate for the Subadvisor was reasonable in relation to the services that would be provided to the Emerging Markets Fund. As a result, the Board, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Emerging Markets Fund and its shareholders and approved the Subadvisory Agreement.

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2013 through September 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.57%	1,000.00	1,124.60	1,062.30	3.04
Hypothetical	0.57%	1,000.00	1,022.21	1,011.11	2.89

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/365

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.55%	1,000.00	1,130.70	1,065.35	2.94
Hypothetical	0.55%	1,000.00	1,022.31	1,011.16	2.79

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.97%	1,000.00	1,126.50	1,063.25	5.17
Hypothetical	0.97%	1,000.00	1,020.21	1,010.11	4.91

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/365

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.97%	1,000.00	1,093.20	1,046.60	5.09
Hypothetical	0.97%	1,000.00	1,020.21	1,010.11	4.91

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 183/365

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.85%	1,000.00	1,121.00	1,060.50	4.52
Hypothetical	0.85%	1,000.00	1,020.81	1,010.41	4.31

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/365

Core Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.37%	1,000.00	982.20	991.10	1.84
Hypothetical	0.37%	1,000.00	1,023.21	1,011.61	1.88

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 183/365

Opportunistic Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.90%	1,000.00	1,030.00	1,015.00	1.00
Hypothetical	0.90%	1,000.00	1,004.49	1,002.25	0.99

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 40/365

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Emerging Markets — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.95%	1,000.00	971.40	985.70	4.69
Hypothetical	0.95%	1,000.00	1,020.31	1,010.16	4.81

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365

Global Low Volatility — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.84%	1,000.00	1,050.90	1,025.45	4.32
Hypothetical	0.84%	1,000.00	1,020.86	1,010.43	4.26

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 183/365

Short Maturity — Class Y3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.32%	1,000.00	999.00	999.50	1.60
Hypothetical	0.32%	1,000.00	1,023.46	1,011.73	1.62

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/365

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (70)	Trustee	Since 2005	Mr. Bains is retired.	10	Mr. Bains is a director of BG Medicine, Inc. and Trustee of BofA Fund Series Trust (11 portfolios).

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (55)	Chairperson and Trustee	Chairperson Since 2011, Trustee Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	10	Ms. Cepeda is a director of The UBS Funds (19 portfolios), UBS Relationship Funds (25 portfolios), Fort Dearborn Income Securities, Inc., SMA Relationship Trust (5 portfolios, Consulting Group Capital Markets Funds (11 portfolios), and the Amalgamated Bank of Chicago.

Gail A. Schneider 99 High Street Boston, MA 02110 (65)	Trustee	Since 2009	Ms. Schneider is a self-employed consultant since 2007. From 2002 to 2007, Ms. Schneider was retired.	10	None

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard Nuzum** (45)	Trustee, President, and Chief Executive Officer	Since 2010	Mr. Nuzum is President and Global Business Leader of Mercer’s Investment Management Business since 2009. Mr. Nuzum was Americas Business Leader for Mercer Investment Consulting from 2005-2008.	10	Mr. Nuzum is a trustee of Mercer Trust Company and a director of Mercer Investment Management, Inc. Mr. Nuzum served as a director of Mercer Investment Consulting, Inc. from 2005 to 2008.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has ten portfolios effective September 30, 2013.

**	Mr. Nuzum is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Tom Murphy (42)	Vice President	Since 2011	Mr. Murphy is President of Mercer Investment Management, Inc. since 2011. He was Chief Investment Officer of Mercer Investment Management, Inc. from 2011-2012. Previously, Mr. Murphy was a Business Leader for Mercer Investment Management in EMEA since 2006.

Richard S. Joseph (48)	Vice President, Treasurer, and Chief Financial Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Investment Management, Inc. since 2005.

Stan Mavromates (53)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investment Management, Inc. since 2012. He served as Chief Investment Officer of the Massachusetts Pension Reserves Investment Management Board since 2005.

Scott M. Zoltowski (44)	Vice President, Chief Legal Officer and Secretary	Since 2008	Mr. Zoltowski is a partner of Mercer (US) Inc. and serves as Global Chief Counsel - Investments, for Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. Prior to this, Mr. Zoltowski was Senior Counsel and Vice President prior to this for State Street Global Advisors from 2006-2008.

Colin Dean (36)	Vice President and Assistant Secretary	Since 2010	Mr. Dean has served as Legal Counsel - Investments for Mercer Investment Management, Inc. since 2010. Prior to that, Mr. Dean was an Associate at Dechert LLP from 2007-2010 and Associate Counsel at Affiliated Managers Group, Inc. from 2005-2007.

Manny Weiss (64)	Vice President	Since 2010	Mr. Weiss is a Portfolio Manager and Principal of Mercer Investment Management, Inc. since 2009. From 2006 to 2008, Mr. Weiss worked for 21 Capital Group, an affiliate of Old Mutual Asset Management, in Hedge Fund Manager Research and Client Service.

Larry Vasquez (46)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investment Management, Inc. since 2012. Prior to joining Mercer, he was a Portfolio Manager at UBS Global Asset Management, Inc. from 2009 to 2012. Prior to 2009, Mr. Vasquez was a Portfolio Manager at SEI Investments.

Mark Gilbert (41)	Vice President and Chief Compliance Officer	Since 2011	Mr. Gilbert is the Chief Compliance Officer - Investments of Mercer Investment Management, Inc. and Mercer Investment Consulting, Inc. since 2011. He previously held the position of Americas Compliance Leader - Investments since 2007.

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	By: /s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date	November 25, 2013

By (Signature and Title)	By: /s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer (Principal Financial Officer)

Date	November 25, 2013